UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05201

Thornburg Investment Trust

(Exact name of registrant as specified in charter)

C/O Thornburg Investment Management, Inc.

2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Address of principal executive offices) (Zip code)

Garrett Thornburg, 2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Name and address of agent for service)

Registrant’s telephone number, including area code: 505-984-0200

Date of fiscal year end:   September 30, 2015

Date of reporting period:   December 31, 2014

Item 1. Schedule of Investments

The following quarterly schedules of investments are attached hereto, in order:

Thornburg Low Duration Municipal Fund

Thornburg Limited Term Municipal Fund

Thornburg Intermediate Municipal Fund

Thornburg Strategic Municipal Income Fund

Thornburg California Limited Term Municipal Fund

Thornburg New Mexico Intermediate Municipal Fund

Thornburg New York Intermediate Municipal Fund

Thornburg Limited Term U.S. Government Fund

Thornburg Low Duration Income Fund

Thornburg Limited Term Income Fund

Thornburg Strategic Income Fund

Thornburg Value Fund

Thornburg International Value Fund

Thornburg Core Growth Fund

Thornburg International Growth Fund

Thornburg Investment Income Builder Fund

Thornburg Global Opportunities Fund

Thornburg Developing World Fund

SCHEDULE OF INVESTMENTS

Thornburg Low Duration Municipal Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Arizona — 1.43%

	Arizona HFA, 3.00% due 12/1/2016 (Scottsdale Lincoln Hospitals)	NR/A2	$480,000	$500,558

	Arkansas — 0.58%

	Jefferson County, 4.00% due 6/1/2015 (Jefferson Regional Medical Center; Insured: AGM)	AA/NR	200,000	202,854

	California — 12.96%

	Bay Area Toll Authority, 1.00% due 4/1/2047 (San Francisco Bay Area Toll Bridge)	AA/Aa3	250,000	250,320

	California HFFA, 0.08% due 7/1/2016 put 1/2/2015 (Dignity Health; Insured: Natl-Re; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	200,000	200,000

	California HFFA, 4.00% due 7/1/2016 (Children’s Hospital Los Angeles; Insured: AGM)	AA/A2	200,000	208,452

	California Statewide Communities Development Authority, 5.25% due 7/1/2017 (St. Joseph Health System; Insured: AGM)	AA/A1	100,000	110,598

	County of Los Angeles Redevelopment Refunding Authority, 3.00% due 6/1/2016 (Bunker Hill Project)	A+/NR	305,000	315,931

	County of Los Angeles Redevelopment Refunding Authority, 3.00% due 12/15/2016 (Covina Revitalization-Redevelopment Project)	A-/NR	575,000	599,604

	Jurupa Public Financing Authority, 4.00% due 9/1/2017	BBB+/NR	100,000	107,042

	Murrieta Valley USD GO, 2.00% due 9/1/2016 (Riverside County Educational Facilities; Insured: BAM)	AA/NR	200,000	204,622

	Riverside County Public Financing Authority, 4.00% due 9/1/2017 (Hemet Project)	A+/NR	485,000	522,908

	Sacramento City Schools Joint Powers Financing Authority, 3.00% due 3/1/2016 (Rosemont and Luther Burbank High Schools)	A/NR	665,000	681,984

	San Diego Redevelopment Agency, 5.00% due 9/1/2016 (Centre City Redevelopment; Insured: AMBAC)	NR/Baa3	50,000	52,563

	Successor Agency to the Redevelopment Agency of Carson, 4.00% due 10/1/2016 (Carson Merged and Amended Project Area)	AA-/NR	425,000	450,266

[a]	Successor Agency to the Redevelopment Agency of the City of Chino, 5.00% due 9/1/2017 (Merged Chino Areas 2001 and 2003 and Central City Redevelopment Projects; Insured: BAM)	AA/NR	300,000	331,656

	Successor Agency to the Redevelopment Agency of the Richmond Community, 4.00% due 9/1/2017 (Insured: BAM)	AA/NR	300,000	322,953

	Town of Hillsborough COP, 0.12% due 6/1/2035 put 1/2/2015 (Water and Sewer Systems) (daily demand notes)	AAA/NR	160,000	160,000

	Colorado — 3.97%

	City and County of Denver COP, 0.01% due 12/1/2029 put 1/2/2015 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	300,000	300,000

	City and County of Denver GO, 3.00% due 8/1/2015 (Civic Facilities and Denver Zoological Gardens Improvements)	AAA/Aaa	200,000	203,338

	City of Aurora COP, 3.00% due 12/1/2016 (Aurora Municipal Center)	AA-/Aa2	530,000	552,212

[a]	Regional Transportation District COP, 5.00% due 6/1/2017 (FasTracks Transportation System)	A/Aa3	300,000	329,931

	Connecticut — 0.86%

	Connecticut Housing Finance Authority, 0.03% due 11/15/2036 put 1/2/2015 (Housing Mtg Financing Program; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	300,000	300,000

	District of Columbia — 0.61%

	District of Columbia, 5.00% due 4/1/2016 (National Public Radio) (ETM)	AA-/Aa3	200,000	211,472

	Florida — 3.14%

	County of Osceola, 5.00% due 10/1/2017 (Transportation Capital Improvements; Insured: AMBAC)	A+/A1	150,000	165,800

	Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2015 (Nova Southeastern University)	BBB/Baa1	200,000	202,078

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Hillsborough County IDA, 5.65% due 5/15/2018 (Tampa Electric Co.)	BBB+/A2	200,000	226,492

	JEA, 0.01% due 10/1/2038 put 1/2/2015 (Water and Sewer System; SPA: U.S. Bank, N.A.) (daily demand notes)	AA/Aa2	200,000	200,000

	University of North Florida Foundation, Inc., 0.01% due 5/1/2028 put 1/2/2015 (Parking System; LOC: Wachovia Bank, N.A.) (daily demand notes)	AA-/NR	300,000	300,000

	Georgia — 1.48%

	Athens-Clarke County Unified Government Development Authority, 0.01% due 8/1/2033 put 1/2/2015 (University of Georgia Athletic Association; LOC: Wells Fargo Bank, N.A.) (daily demand notes)	NR/Aa3	300,000	300,000

	City of Atlanta, 5.25% due 12/1/2016 (Atlantic Station Project; Insured: AGM)	AA/A3	200,000	215,286

	Illinois — 3.05%

	Chicago Park District GO, 5.00% due 1/1/2017 (Capital Improvement Plan; Insured: Natl-Re)	AA+/A3	150,000	156,632

	City of Rockford GO, 3.00% due 12/15/2016 (New Fire Station Construction; Insured: AGM)	AA/A1	250,000	261,595

	Illinois Development Finance Authority, 0.13% due 2/1/2021 put 1/2/2015 (Teachers Academy for Mathematics and Science: LOC: JP Morgan Chase Bank, N.A.) (daily demand notes)	NR/Aa3	100,000	100,000

	Illinois Finance Authority, 4.30% due 6/1/2035 put 6/1/2016 (Peoples Gas Light & Coke Co.; Insured: AMBAC)	A/Aa3	200,000	209,850

	Illinois State Toll Highway Authority, 0.07% due 1/1/2031 put 1/2/2015 (Insured: AGM; SPA: Bank of America, N.A.) (daily demand notes)	AA/Aa3	200,000	200,000

	Town of Cicero GO, 5.00% due 1/1/2018 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	125,000	137,130

	Indiana — 7.85%

	City of Evansville, 5.00% due 1/1/2018 (Waterworks District; Insured: BAM)	AA/NR	810,000	900,939

	Hammond Multi-School Building Corp., 4.00% due 7/15/2017 (Educational Facilities) (State Aid Withholding)	AA+/NR	300,000	322,596

	Indiana Finance Authority, 0.01% due 2/1/2037 put 1/2/2015 (Stadium Project; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa2	300,000	300,000

[b]	Indiana State University, 2.00% due 10/1/2015 (Higher Education Facilities)	NR/A1	1,000,000	1,012,530

	University of Southern Indiana, 0.13% due 10/1/2019 put 1/2/2015 (Wellness, Fitness, Recreational Facility; LOC: JP Morgan Chase Bank, N.A.) (daily demand notes)	A+/Aa3	200,000	200,000

	Iowa — 0.58%

	Iowa Finance Authority, 5.00% due 2/15/2015 (Iowa Health System; Insured: AGM)	NR/Aa3	200,000	201,116

	Kansas — 1.24%

	Kansas Development Finance Authority, 5.00% due 12/1/2016 (Department of Commerce Impact Program)	AA-/A3	400,000	431,128

	Kentucky — 0.86%

	Kentucky Economic DFA, 0.01% due 8/15/2038 put 1/2/2015 (Baptist Healthcare System; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	NR/Aa1	300,000	300,000

	Louisiana — 3.23%

	City of New Orleans, 5.00% due 12/1/2017 (Water System Facilities Capital Improvement Program)	BBB+/NR	100,000	110,341

	City of New Orleans GO, 2.00% due 12/1/2015 (Drainage System)	A+/NR	1,000,000	1,016,090

	Maryland — 0.41%

	County of Montgomery GO, 0.01% due 6/1/2026 put 1/2/2015 (Consolidated Public Improvements; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AAA/Aaa	145,000	145,000

	Massachusetts — 1.72%

[a]	Massachusetts Educational Financing Authority, 5.50% due 1/1/2017	AA/NR	275,000	299,387

	Massachusetts Health & Educational Facilities Authority, 0.01% due 7/1/2044 put 1/2/2015 (Baystate Medical Center; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	300,000	300,000

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Michigan — 4.23%

Goodrich Area School District GO, 5.00% due 5/1/2016 (Insured: AGM/Q-SBLF)	AA/Aa2	250,000	253,815

Michigan State Hospital Finance Authority, 5.00% due 11/15/2015 (Ascension Health)	AA+/Aa2	500,000	520,285

Michigan State Hospital Finance Authority, 5.00% due 11/15/2016 (Ascension Health)	AA+/Aa2	200,000	216,300

Michigan State Hospital Finance Authority, 5.75% due 12/1/2034 put 12/1/2015 (Trinity Health)	AA-/Aa2	200,000	209,906

Northville Public Schools GO, 5.00% due 5/1/2017 (Counties of Wayne, Oakland, Washtenaw Educational Facilities; Insured: Q-SBLF)	NR/Aa2	250,000	273,005

Missouri — 1.58%

Missouri Development Finance Board, 0.03% due 12/1/2033 put 1/2/2015 (The Nelson Gallery Foundation; SPA: Northern Trust Co.) (daily demand notes)	AAA/Aaa	250,000	250,000

Missouri Health and Educational Facilities Authority, 0.01% due 3/1/2040 put 1/2/2015 (Washington University; SPA: U.S. Bank, N.A.) (daily demand notes)	AAA/Aaa	300,000	300,000

Nevada — 1.71%

Carson City, 4.00% due 9/1/2016 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	200,000	208,768

City of Reno GO, 5.00% due 6/1/2017 (Fire Protection Projects)	A-/A1	200,000	219,954

Washoe County School District GO, 5.25% due 6/1/2017 (Educational Facilities; Insured: AGM)	AA/Aa3	150,000	166,058

New Hampshire — 0.86%

New Hampshire Health & Educational Facilities Authority, 0.06% due 7/1/2035 put 1/2/2015 (University System of New Hampshire; SPA: U.S. Bank, N.A.) (daily demand notes)	A+/Aa3	200,000	200,000

New Hampshire Health and Education Facilities Authority, 0.06% due 7/1/2033 put 1/2/2015 (University System of New Hampshire; SPA: Wells Fargo Bank, N.A. (daily demand notes)	NR/Aa3	100,000	100,000

New Jersey — 5.98%

Essex County Improvement Authority GO, 4.00% due 10/1/2017 (County Correctional Facility)	NR/Aa2	545,000	587,842

New Jersey Educational Facilities Authority, 5.00% due 9/1/2016 (Higher Education Capital Improvement; Insured: AGM)	AA/A2	300,000	309,267

New Jersey Health Care Facilities Financing Authority, 5.00% due 1/1/2018 (Hackensack University Medical Center; Insured: AGM)	AA/A2	150,000	166,653

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2015 (State Transportation System)	A-/A2	1,000,000	1,021,260

New York — 6.19%

City of New York GO, 0.03% due 8/1/2021 put 1/2/2015 (City Budget Financial Management; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	200,000	200,000

City of New York GO, 0.03% due 10/1/2023 put 1/2/2015 (City Budget Financial Management; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	100,000	100,000

Lake Placid Central School District GO, 5.00% due 6/15/2017 (Educational Facilities; Insured: Natl-Re) (State Aid Withholding)	NR/Aa3	200,000	219,976

Monroe County Industrial Development Corp., 4.00% due 1/15/2018 (Monroe Community College Association; Insured: AGM)	AA/A2	200,000	213,454

New York City Municipal Water Finance Authority, 0.01% due 6/15/2050 put 1/2/2015 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa2	200,000	200,000

New York City Transitional Finance Authority, 0.01% due 11/1/2036 put 1/2/2015 (City Capital Projects; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	200,000	200,000

New York State Dormitory Authority, 5.00% due 7/1/2015 (NYSARC-Services for Developmentally Disabled)	NR/Aa2	1,000,000	1,023,570

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	North Carolina — 0.57%

	Charlotte-Mecklenburg Hospital Authority, 0.01% due 1/15/2045 put 1/2/2015 (Carolinas HealthCare System; LOC: Wells Fargo Bank, N.A.) (daily demand notes)	AAA/Aa1	200,000	200,000

	North Dakota — 3.37%

	City of Williston GO, 5.00% due 5/1/2017 (Water, Sewer and Street Improvements)	A/NR	200,000	218,112

	North Dakota Building Authority, 4.25% due 12/1/2015 (Various State Agency Capital Projects; Insured: Natl-Re)	AA+/Aa2	200,000	207,518

[b]	North Dakota Housing Finance Agency, 0.85% due 1/1/2017 (Housing Mtg Finance Program)	NR/Aa1	750,000	749,558

	Ohio — 1.98%

	City of Cleveland, 3.00% due 10/1/2016 (Public Facilities)	AA/A1	200,000	208,270

	County of Franklin, 4.00% due 11/15/2033 put 8/1/2016 (OhioHealth Corp. Hospital Facilities)	AA+/Aa2	200,000	210,726

	University of Toledo, 3.50% due 6/1/2016 (Higher Education Facilities)	A/A1	260,000	270,267

	Oklahoma — 0.83%

	Oklahoma Turnpike Authority, 0.03% due 1/1/2028 put 1/2/2015 (Creek Turnpike and John Kilpatrick Turnpike Systems; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA-/Aa3	290,000	290,000

	Pennsylvania — 4.17%

	Allegheny County Higher Education Building Authority, 5.50% due 3/1/2016 (Duquesne University Project; Insured: AMBAC)	NR/NR	115,000	118,215

	City of Philadelphia Gas Works, 5.00% due 10/1/2017 (Insured: AMBAC)	A-/Baa2	200,000	219,236

	East Allegheny School District GO, 2.00% due 4/1/2017 (Insured: BAM) (State Aid Withholding)	AA/Baa1	300,000	305,076

	Hospitals & Higher Education Facilities Authority of Philadelphia, 0.03% due 7/1/2022 put 1/2/2015 (The Children’s Hospital of Philadelphia; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA/Aa2	100,000	100,000

	Hospitals & Higher Education Facilities Authority of Philadelphia, 0.01% due 7/1/2041 put 1/2/2015 (The Children’s Hospital of Philadelphia; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa2	300,000	300,000

	Pennsylvania Economic Development Financing Authority, 3.375% due 12/1/2040 put 7/1/2015 (Shippingport Project)	BBB-/NR	200,000	201,492

	Wilson School District GO, 3.00% due 6/1/2017 (State Aid Withholding)	AA/NR	200,000	210,222

	South Carolina — 1.90%

[a]	City of North Charleston Public Facilities Corp. COP, 5.00% due 10/1/2017 (Convention Center Complex)	AA-/NR	300,000	329,367

[a]	Piedmont Municipal Power Agency, 5.00% due 1/1/2018 (Catawba Project)	AA/A3	300,000	334,527

	Texas — 7.18%

	Brazos River Authority, 4.90% due 10/1/2015 (Houston Industries, Inc. Project; Insured: Natl-Re)	AA-/A3	200,000	206,246

	Coastal Water Authority, 4.00% due 12/15/2017 (City of Houston Projects)	AA/NR	905,000	987,998

	Harris County Cultural Education Facilities Finance Corp., 0.01% due 9/1/2031 put 1/2/2015 (Texas Medical Center; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	300,000	300,000

	Harris County Health Facilities Development Corp., 0.01% due 10/1/2041 put 1/2/2015 (Texas Children’s Hospital; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa2	300,000	300,000

	Lower Colorado River Authority, 5.00% due 5/15/2015	A/A1	200,000	203,620

[a]	State of Texas GO, 1.50% due 8/31/2015 (Cash Flow Management)	SP-1+/Mig1	500,000	504,565

	Utah — 1.15%

	City of Murray, 0.02% due 5/15/2037 put 1/2/2015 (IHC Health Services, Inc.; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	200,000	200,000

	Weber County, 0.02% due 2/15/2031 put 1/2/2015 (IHC Health Services, Inc.; SPA: The Bank of New York Mellon) (daily demand notes)	AA+/Aa1	200,000	200,000

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Virginia — 0.59%

	Fairfax County GO, 4.00% due 10/1/2015 (Public Facilities and Improvements) (State Aid Withholding)	AAA/Aaa	200,000	205,770

	Washington — 1.82%

	Ocean Beach School District No. 101 GO, 4.00% due 12/1/2017 (Educational Facilities)	NR/A2	300,000	324,465

	Seattle Municipal Light & Power, 5.00% due 2/1/2016	AA/Aa2	200,000	210,254

	Washington Economic Development Finance Authority, 0.09% due 8/1/2025 put 1/2/2015 (Seadrunar Project; LOC: U.S. Bank, N.A.) (daily demand notes)	AA-/NR	100,000	100,000

	West Virginia — 0.57%

[a]	Mason County, 1.625% due 10/1/2022 put 10/1/2018 (Appalachian Power Company Project)	BBB/Baa1	200,000	200,032

	Wisconsin — 0.58%

	Wisconsin Health & Educational Facilities Authority, 1.25% due 8/15/2025 put 8/15/2017 (Aurora Health Care, Inc.)	NR/A3	200,000	200,852

	TOTAL INVESTMENTS — 89.23% (Cost $31,112,802)			$31,109,755

	OTHER ASSETS LESS LIABILITIES — 10.77%			3,753,138

	NET ASSETS — 100.00%			$34,862,893

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	Segregated as collateral for a when-issued security.

b	When-issued security.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
DFA	Development Finance Authority
ETM	Escrowed to Maturity
GO	General Obligation
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
JEA	Jacksonville Electric Authority
Mtg	Mortgage
Natl-Re	Insured by National Public Finance Guarantee Corp.
Q-SBLF	Insured by Qualified School Bond Loan Fund
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

At December 31, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$31,112,802

Gross unrealized appreciation on a tax basis	$33,672

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	December 31, 2014 (Unaudited)

Gross unrealized depreciation on a tax basis	(36,719)

Net unrealized appreciation (depreciation) on investments (tax basis)	$(3,047)

Valuation Policy and Procedures: The Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments).

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	December 31, 2014 (Unaudited)

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2014
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$31,109,755	$-	$31,109,755	$-

Total Investments in Securities	$31,109,755	$-	$31,109,755	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2014.

7

SCHEDULE OF INVESTMENTS

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alabama — 1.40%

Alabama Public School & College Authority, 5.00% due 5/1/2015 (Education System Capital Improvements)	NR/Aa1	$8,530,000	$8,668,357

Alabama Public School & College Authority, 5.00% due 5/1/2016 (Education System Capital Improvements)	AA/Aa1	5,000,000	5,310,600

Alabama Public School & College Authority, 5.00% due 6/1/2019 (Education System Capital Improvements)	AA/Aa1	4,840,000	5,605,785

Alabama Public School & College Authority, 5.00% due 6/1/2019 (Education System Capital Improvements)	AA/Aa1	770,000	891,829

Alabama Public School & College Authority, 5.00% due 6/1/2020 (Education System Capital Improvements)	AA/Aa1	5,085,000	5,987,994

Alabama Public School & College Authority, 5.00% due 6/1/2021 (Education System Capital Improvements)	AA/Aa1	5,335,000	6,369,083

Alabama Public School & College Authority, 5.00% due 6/1/2022 (Education System Capital Improvements)	AA/Aa1	5,605,000	6,775,884

Alabama Public School & College Authority, 5.00% due 6/1/2023 (Education System Capital Improvements)	AA/Aa1	735,000	899,927

Alabama State Board of Education, 3.00% due 5/1/2017 (Calhoun Community College)	NR/A1	2,070,000	2,147,708

Alabama State Board of Education, 3.00% due 5/1/2018 (Calhoun Community College)	NR/A1	2,130,000	2,218,672

Alabama State Board of Education, 4.00% due 5/1/2019 (Calhoun Community College)	NR/A1	2,195,000	2,371,280

Alabama State Board of Education, 4.00% due 5/1/2020 (Calhoun Community College)	NR/A1	1,000,000	1,086,430

Alabama State Board of Education, 4.00% due 5/1/2021 (Calhoun Community College)	NR/A1	1,000,000	1,086,540

Alabama State Board of Education, 4.00% due 5/1/2022 (Calhoun Community College)	NR/A1	1,230,000	1,339,433

City of Birmingham GO, 5.00% due 2/1/2015 (Government Services)	AA/Aa2	4,240,000	4,257,299

City of Birmingham GO, 4.00% due 8/1/2015 (Government Services)	AA/Aa2	3,005,000	3,072,192

City of Birmingham GO, 5.00% due 2/1/2016 (Government Services)	AA/Aa2	3,775,000	3,963,977

City of Birmingham GO, 4.00% due 8/1/2016 (Government Services)	AA/Aa2	3,645,000	3,838,294

City of Birmingham GO, 5.00% due 2/1/2017 (Government Services)	AA/Aa2	2,045,000	2,222,956

City of Birmingham GO, 4.00% due 8/1/2017 (Government Services)	AA/Aa2	2,760,000	2,972,934

City of Birmingham GO, 5.00% due 2/1/2018 (Government Services)	AA/Aa2	2,000,000	2,236,080

City of Mobile GO, 4.50% due 8/15/2016 (Senior Center)	NR/NR	745,000	759,252

City of Mobile GO, 5.00% due 2/15/2019 (Capital Improvements)	A+/Aa2	2,000,000	2,242,200

City of Mobile Industrial Development Board PCR, 1.65% due 6/1/2034 put 3/20/2017 (Alabama Power Company Barry Plant Project)	A/A1	6,000,000	6,097,860

City of Mobile Industrial Development Board PCR, 5.00% due 6/1/2034 put 3/19/2015 (Alabama Power Company Barry Plant Project)	A/A1	6,000,000	6,056,220

East Alabama Health Care Authority GO, 5.00% due 9/1/2021	A/NR	1,245,000	1,435,809

East Alabama Health Care Authority GO, 5.00% due 9/1/2022	A/NR	800,000	916,696

Montgomery Waterworks and Sanitation, 5.00% due 9/1/2016	AAA/Aa1	2,080,000	2,234,398

Montgomery Waterworks and Sanitation, 5.00% due 9/1/2019	AAA/Aa1	3,375,000	3,821,243

University of Alabama at Birmingham Hospital, 5.25% due 9/1/2017	A+/A1	2,500,000	2,776,250

University of Alabama at Birmingham Hospital, 5.00% due 9/1/2018	A+/A1	1,700,000	1,921,612

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Alaska — 0.64%

	Alaska Housing Finance Corp. GO, 5.00% due 12/1/2018 (Insured: Natl-Re)	AA+/Aa2	2,000,000	2,217,260

	Alaska Industrial Development & Export Authority, 5.00% due 4/1/2023 (Greater Fairbanks Community Hospital Foundation)	A/NR	1,000,000	1,169,470

	Alaska Industrial Development & Export Authority, 5.00% due 4/1/2024 (Greater Fairbanks Community Hospital Foundation)	A/NR	1,000,000	1,161,420

	Alaska Industrial Development & Export Authority GO, 5.00% due 4/1/2015	AA+/Aa3	1,900,000	1,923,256

	Alaska Industrial Development & Export Authority GO, 5.00% due 4/1/2016	AA+/Aa3	1,100,000	1,163,019

	Alaska Industrial Development & Export Authority GO, 5.00% due 4/1/2017	AA+/Aa3	3,000,000	3,277,560

	Alaska Industrial Development & Export Authority GO, 5.00% due 4/1/2018	AA+/Aa3	2,455,000	2,753,994

	City of Valdez, 5.00% due 1/1/2021 (BP Pipelines (Alaska), Inc. Project)	A/A2	3,700,000	4,301,916

	City of Valdez, 5.00% due 1/1/2021 (BP Pipelines (Alaska), Inc. Project)	A/A2	12,000,000	13,952,160

	North Slope Borough GO, 5.00% due 6/30/2015 (Insured: Natl-Re)	AA-/Aa2	3,250,000	3,328,910

[a]	North Slope Borough GO, 5.00% due 6/30/2017 (Insured: Natl-Re)	AA-/Aa2	8,800,000	9,731,656

	State of Alaska, 5.00% due 10/1/2017 (Alaska International Airports System; Insured: Natl-Re)	AA-/A1	1,115,000	1,202,695

	Arizona — 2.67%

	Arizona Board of Regents, 5.00% due 8/1/2020 (University of Arizona SPEED)	A+/Aa3	575,000	676,240

	Arizona Board of Regents, 5.00% due 8/1/2023 (University of Arizona SPEED)	A+/Aa3	800,000	974,328

	Arizona Board of Regents, 5.00% due 8/1/2024 (University of Arizona SPEED)	A+/Aa3	550,000	674,273

	Arizona Board of Regents COP, 5.00% due 7/1/2018 (Arizona State University; Insured: Natl-Re)	AA-/A1	1,285,000	1,400,586

	Arizona Board of Regents COP, 3.00% due 9/1/2018 (Northern Arizona University Projects)	A/A2	1,000,000	1,053,530

	Arizona Board of Regents COP, 5.00% due 7/1/2019 (Arizona State University; Insured: Natl-Re)	AA-/A1	3,735,000	4,103,047

	Arizona Board of Regents COP, 3.00% due 9/1/2019 (Northern Arizona University Projects)	A/A2	2,525,000	2,654,154

	Arizona Board of Regents COP, 5.00% due 9/1/2019 (Arizona State University)	AA-/A1	1,085,000	1,243,529

	Arizona Board of Regents COP, 5.00% due 9/1/2020 (Northern Arizona University Projects)	A/A2	1,000,000	1,149,510

	Arizona Board of Regents COP, 5.00% due 9/1/2020 (Arizona State University)	AA-/A1	3,170,000	3,678,183

	Arizona Board of Regents COP, 5.00% due 9/1/2021 (Arizona State University)	AA-/A1	4,020,000	4,705,209

	Arizona Board of Regents COP, 5.00% due 6/1/2022 (University of Arizona)	A+/Aa3	6,080,000	7,153,424

	Arizona Board of Regents COP, 5.00% due 9/1/2022 (Northern Arizona University Projects)	A/A2	2,500,000	2,910,725

	Arizona Board of Regents COP, 5.00% due 9/1/2022 (Arizona State University)	AA-/A1	4,380,000	5,165,115

	Arizona Board of Regents COP, 5.00% due 9/1/2023 (Northern Arizona University Projects)	A/A2	3,325,000	3,828,072

	Arizona Board of Regents COP, 5.00% due 9/1/2023 (Arizona State University)	AA-/A1	5,580,000	6,600,303

	Arizona HFA, 5.25% due 1/1/2018 (Banner Health)	AA-/NR	3,500,000	3,936,345

	Arizona HFA, 5.00% due 7/1/2018 (Dignity Health)	A/A3	1,470,000	1,647,458

	Arizona HFA, 5.00% due 7/1/2019 (Dignity Health)	A/A3	1,365,000	1,558,707

	Arizona HFA, 5.00% due 7/1/2020 (Dignity Health)	A/A3	1,290,000	1,474,586

	Arizona HFA, 5.00% due 12/1/2022 (Scottsdale Lincoln Hospitals)	NR/A2	1,600,000	1,884,592

	Arizona HFA, 5.00% due 12/1/2024 (Scottsdale Lincoln Hospitals)	NR/A2	1,500,000	1,794,750

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Arizona School Facilities Board, 5.00% due 7/1/2016 (State School Land Trust; Insured: AMBAC)	NR/NR	5,775,000	6,135,013

	Arizona School Facilities Board, 5.00% due 1/1/2017 pre-refunded 7/1/2015 (State School Improvement)	AAA/Aaa	1,225,000	1,254,743

	Arizona School Facilities Board, 5.00% due 7/1/2018 (State School Land Trust; Insured: AMBAC)	NR/NR	4,040,000	4,507,186

	Arizona School Facilities Board COP, 5.25% due 9/1/2023 (School Site and Building Projects)	A+/A1	1,315,000	1,503,650

	Arizona Transportation Board, 5.00% due 7/1/2019	AA+/Aa2	3,510,000	4,079,217

	Arizona Transportation Board, 5.00% due 7/1/2021	AA+/Aa2	7,465,000	8,937,098

	Arizona Transportation Board, 5.00% due 7/1/2022	AA+/Aa2	5,000,000	5,950,400

	City of Tucson, 5.00% due 7/1/2022	AA+/A1	2,135,000	2,514,005

	City of Tucson GO, 3.625% due 7/1/2015 (Insured: Natl-Re)	AA-/Aa3	1,750,000	1,780,643

	City of Yuma Municipal Property Corp., 5.00% due 7/1/2016 (Water and Wastewater System; Insured: Syncora)	A+/A1	2,000,000	2,126,860

	City of Yuma Municipal Property Corp., 5.00% due 7/1/2018 (Water and Wastewater System; Insured: Syncora)	A+/A1	2,130,000	2,310,070

	Deer Valley USD No. 97 of Maricopa County, 4.00% due 7/1/2015 (2004 School Improvement Project; Insured: AGM)	NR/Aa2	1,325,000	1,350,281

	Glendale IDA, 5.00% due 5/15/2015 (Midwestern University)	A-/NR	1,000,000	1,016,690

	Glendale IDA, 5.00% due 5/15/2016 (Midwestern University)	A-/NR	1,575,000	1,663,610

	Glendale IDA, 5.00% due 5/15/2017 (Midwestern University)	A-/NR	1,440,000	1,561,622

	Maricopa County IDA Health Facilities, 4.125% due 7/1/2015 (Dignity Health)	A/A3	1,600,000	1,630,640

	Maricopa County Pollution Control Corp., 0.03% due 5/1/2029 put 1/2/2015 (Arizona Public Service Co. Palo Verde Project; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	A+/Aa1	3,600,000	3,600,000

	Maricopa County Public Finance Corp., 5.00% due 7/1/2024 (Insured: AMBAC)	AA+/Aa1	1,000,000	1,064,660

	Mohave County IDA, 7.25% due 5/1/2015 (Mohave Prison LLC)	BBB+/NR	6,265,000	6,354,652

	Navajo County PCR, 5.75% due 6/1/2034 put 6/1/2016 (Arizona Public Service Co.)	A-/A3	9,700,000	10,362,510

	Phoenix Union High School District No. 210 of Maricopa County GO, 4.00% due 7/1/2015 (2003 School Improvement Project; Insured: Natl-Re)	AA/Aa2	1,500,000	1,529,085

	Pima County, 5.00% due 7/1/2015 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	1,400,000	1,433,922

	Pima County, 5.00% due 7/1/2016 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	2,000,000	2,137,760

	Pima County, 4.50% due 7/1/2017 (Ina & Roger Road Wastewater Reclamation Facilities; Insured: AGM)	AA/A2	5,040,000	5,511,190

	Pima County, 5.00% due 7/1/2017 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	2,750,000	3,041,088

	Pima County, 3.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	500,000	533,065

	Pima County, 5.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities; Insured: AGM)	AA/A2	5,000,000	5,673,250

	Pima County, 5.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	2,000,000	2,269,300

	Pima County, 5.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	700,000	794,255

[a]	Pima County, 5.00% due 7/1/2020 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	500,000	589,025

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Pima County, 3.00% due 7/1/2021 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	1,200,000	1,283,052

Pima County, 5.00% due 7/1/2021 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	400,000	476,712

Pima County, 3.00% due 7/1/2022 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	1,325,000	1,411,178

Pima County, 5.00% due 7/1/2022 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	500,000	602,070

Pima County COP, 5.00% due 12/1/2015 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,250,000	1,304,725

Pima County COP, 5.00% due 12/1/2016 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	600,000	650,448

Pima County COP, 5.00% due 12/1/2017 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,395,000	1,554,979

Pima County COP, 5.00% due 12/1/2019 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	500,000	576,390

Pima County COP, 5.00% due 12/1/2020 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	765,000	890,429

Pima County COP, 5.00% due 12/1/2021 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,220,000	1,427,998

Pima County COP, 5.00% due 12/1/2022 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,275,000	1,501,784

Scottsdale IDA, 5.00% due 9/1/2019 (Scottsdale Healthcare)	A-/A2	6,885,000	7,819,570

State of Arizona Department of Administration, 5.00% due 7/1/2018 (State Lottery; Insured: AGM)	AA/A1	8,370,000	9,426,294

State of Arizona Department of Administration, 5.00% due 7/1/2020 (State Lottery; Insured: AGM)	AA/A1	8,705,000	10,122,957

Town of Gilbert Public Facilities Municipal Property Corp., 3.00% due 7/1/2015	AA+/Aa2	1,080,000	1,095,163

Arkansas — 0.45%

Arkansas Development Finance Authority, 2.00% due 12/1/2016 (State Dept. of Environmental Quality Project)	AA-/NR	460,000	471,256

Board of Trustees of the University of Arkansas, 2.00% due 9/15/2015 (Fayetteville Campus Athletic Facilities)	NR/Aa2	455,000	460,938

Board of Trustees of the University of Arkansas, 2.00% due 11/1/2015 (Fayetteville Campus Capital Projects)	NR/Aa2	375,000	380,723

Board of Trustees of the University of Arkansas, 2.00% due 11/1/2016 (Fayetteville Campus Capital Projects)	NR/Aa2	600,000	616,134

Board of Trustees of the University of Arkansas, 5.00% due 9/15/2019 (Fayetteville Campus Athletic Facilities)	NR/Aa2	600,000	645,810

City of Fort Smith, 3.50% due 10/1/2016 (Water and Sewer System Construction; Insured: AGM)	AA/NR	1,370,000	1,438,801

City of Fort Smith, 3.50% due 10/1/2017 (Water and Sewer System Construction; Insured: AGM)	AA/NR	1,930,000	2,065,139

City of Fort Smith, 4.00% due 10/1/2018 (Water and Sewer System Construction; Insured: AGM)	AA/NR	1,000,000	1,099,450

City of Fort Smith, 4.00% due 10/1/2019 (Water and Sewer System Construction; Insured: AGM)	AA/NR	1,670,000	1,854,184

Independence County PCR, 4.90% due 7/1/2022 (Entergy Mississippi, Inc.; Insured: AMBAC)	NR/A3	6,400,000	6,520,384

Jefferson County, 4.00% due 6/1/2015 (Jefferson Regional Medical Center; Insured: AGM)	AA/NR	1,005,000	1,019,341

Jefferson County, 4.00% due 6/1/2016 (Jefferson Regional Medical Center; Insured: AGM)	AA/NR	1,395,000	1,451,358

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Jefferson County, 4.00% due 6/1/2017 (Jefferson Regional Medical Center; Insured: AGM)	AA/NR	1,375,000	1,451,285

Jefferson County, 1.55% due 10/1/2017 (Entergy Arkansas, Inc. Project)	A-/A3	10,000,000	10,106,900

Jefferson County, 4.50% due 6/1/2018 (Jefferson Regional Medical Center; Insured: AGM)	AA/NR	1,495,000	1,618,502

Jefferson County, 4.50% due 6/1/2019 (Jefferson Regional Medical Center; Insured: AGM)	AA/NR	1,580,000	1,732,581

California — 7.71%

Alameda County COP, 5.00% due 12/1/2017 (Santa Rita Jail; Insured: AMBAC)	AA/NR	1,220,000	1,356,921

Alameda County Joint Powers Authority, 5.00% due 12/1/2021 (Alameda County Medical Center Highland Hospital)	AA/Aa3	1,000,000	1,197,270

Alameda County Joint Powers Authority, 5.00% due 12/1/2022 (Alameda County Medical Center Highland Hospital)	AA/Aa3	2,000,000	2,419,460

Alameda County Joint Powers Authority, 5.00% due 12/1/2023 (Alameda County Medical Center Highland Hospital)	AA/Aa3	3,200,000	3,906,336

Anaheim Public Financing Authority, 0% due 9/1/2022 (Public Improvements Project; Insured: AGM)	AA/A2	3,250,000	2,661,360

Brentwood Infrastructure, 2.00% due 11/1/2015 (Insured: AGM)	AA/NR	520,000	525,793

Brentwood Infrastructure, 4.00% due 11/1/2016 (Insured: AGM)	AA/NR	325,000	342,641

Brentwood Infrastructure, 5.00% due 11/1/2017 (Insured: AGM)	AA/NR	965,000	1,059,252

Brentwood Infrastructure, 5.25% due 11/1/2018 (Insured: AGM)	AA/NR	1,020,000	1,149,601

Brentwood Infrastructure, 5.25% due 11/1/2019 (Insured: AGM)	AA/NR	725,000	831,321

Cabrillo USD GO, 0% due 8/1/2015 (Educational Facilities; Insured: AMBAC)	NR/NR	1,000,000	997,320

Cabrillo USD GO, 0% due 8/1/2021 (Educational Facilities; Insured: AMBAC)	NR/NR	1,000,000	826,760

California Educational Facilities Authority, 5.00% due 4/1/2017 (Pitzer College)	NR/A2	1,460,000	1,593,707

California Educational Facilities Authority, 5.00% due 4/1/2021 (Chapman University)	NR/A2	4,870,000	5,690,838

California HFFA, 5.50% due 2/1/2017 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	A+/NR	2,575,000	2,803,093

California HFFA, 5.50% due 2/1/2019 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	A+/NR	2,865,000	3,286,929

California HFFA, 5.75% due 2/1/2020 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	A+/NR	1,975,000	2,334,983

California HFFA, 5.00% due 3/1/2020 (Dignity Health)	A/A3	4,400,000	5,158,472

California HFFA, 5.75% due 2/1/2021 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	A+/NR	1,695,000	2,034,458

California HFFA, 5.00% due 3/1/2021 (Dignity Health)	A/A3	3,450,000	4,101,705

California HFFA, 5.25% due 3/1/2022 (Dignity Health)	A/A3	7,020,000	8,380,827

California HFFA, 5.00% due 7/1/2043 put 10/15/2020 (St. Joseph Health System)	AA-/A1	5,000,000	5,908,950

California State Department of Transportation COP, 5.25% due 3/1/2016 (Insured: Natl-Re)	AA-/A1	570,000	572,371

California State Department of Water Resources, 5.00% due 5/1/2015 (DWR Power Supply Program)	AA-/Aa2	5,000,000	5,081,300

California State Department of Water Resources, 5.00% due 5/1/2016 (Power Supply Program)	AA-/Aa2	5,000,000	5,311,550

California State Economic Recovery GO, 5.00% due 7/1/2018	AA/Aa2	4,000,000	4,566,800

California State Economic Recovery GO, 5.00% due 7/1/2020 pre-refunded 7/1/2019	AA+/Aaa	4,200,000	4,919,250

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

California State Housing Finance Agency, 2.50% due 12/1/2017 (One Santa Fe Apartments-Multi Family Housing; Collateralized: GNMA)	NR/Aa1	1,725,000	1,744,838

California State Public Works Board, 5.00% due 9/1/2016 (Regents of University of California; Insured: Natl-Re) (ETM)	AA+/Aaa	3,000,000	3,228,450

California State Public Works Board, 5.00% due 9/1/2017 (Regents of University of California; Insured: Natl-Re) (ETM)	AA+/Aaa	3,000,000	3,345,810

California State Public Works Board, 5.00% due 11/1/2017 (California State University)	A/Aa3	3,000,000	3,342,930

California State Public Works Board, 5.00% due 11/1/2018 (California State University)	A/Aa3	2,700,000	3,088,989

California State Public Works Board, 5.00% due 4/1/2020 (Riverside Campus)	A/A1	1,585,000	1,856,178

California State Public Works Board, 5.00% due 6/1/2020 (Yuba City Courthouse)	A/A1	1,675,000	1,967,757

California State Public Works Board, 5.00% due 6/1/2020 (Coalinga State Hospital)	A/A1	5,685,000	6,678,624

California State Public Works Board, 5.00% due 10/1/2020 (California State University)	A/A1	1,000,000	1,181,810

California State Public Works Board, 5.00% due 11/1/2020 (Various Capital Projects)	A/A1	1,500,000	1,775,250

California State Public Works Board, 5.00% due 4/1/2021 (Riverside Campus)	A/A1	890,000	1,056,190

California State Public Works Board, 5.00% due 6/1/2021 (Yuba City Courthouse)	A/A1	1,250,000	1,487,350

California State Public Works Board, 5.00% due 6/1/2021 (Coalinga State Hospital)	A/A1	5,000,000	5,949,400

California State Public Works Board, 5.00% due 10/1/2021 (Various Capital Projects)	A/A1	1,000,000	1,195,840

California State Public Works Board, 5.00% due 11/1/2021 (Laboratory Facility and San Diego Courthouse)	A/A1	750,000	897,945

California State Public Works Board, 5.00% due 11/1/2021 (Various Capital Projects)	A/A1	1,750,000	2,095,205

California State Public Works Board, 5.00% due 4/1/2022 (California School for the Deaf Riverside Campus)	A/A1	500,000	602,440

California State Public Works Board, 5.00% due 6/1/2022 (Coalinga State Hospital)	A/A1	11,555,000	13,964,217

California State Public Works Board, 5.00% due 11/1/2022 (Laboratory Facility and San Diego Courthouse)	A/A1	10,075,000	12,264,197

California State Public Works Board, 5.00% due 6/1/2023 (Yuba City Courthouse)	A/A1	1,900,000	2,313,915

California State Public Works Board, 5.00% due 11/1/2024 (Laboratory Facility and San Diego Courthouse)	A/A1	2,050,000	2,467,667

California Statewide Communities Development Authority, 5.00% due 4/1/2019 (Kaiser Foundation Hospitals)	A+/NR	27,000,000	31,208,490

California Statewide Communities Development Authority, 5.00% due 7/1/2020 (Aspire Public Schools; LOC: PCSD Guaranty Pool I, LLC)	NR/NR	1,825,000	1,893,219

Castaic Lake Water Agency COP, 0% due 8/1/2023 (Water System Improvement; Insured: AMBAC)	AA/NR	10,125,000	8,046,540

Castaic USD GO, 0% due 5/1/2018 (Insured: Natl-Re)	AA-/NR	4,870,000	4,311,557

Central Valley Financing Authority, 5.00% due 7/1/2017 (Carson Ice)	AA-/A1	600,000	661,464

Central Valley Financing Authority, 5.00% due 7/1/2019 (Carson Ice)	AA-/A1	1,750,000	2,018,047

Chula Vista COP, 5.25% due 3/1/2018	AA-/NR	1,170,000	1,319,292

Chula Vista COP, 5.25% due 3/1/2019	AA-/NR	1,235,000	1,425,190

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City and County of San Francisco GO, 5.00% due 6/15/2015 (Various Capital Projects)	AA+/Aa1	18,385,000	18,794,802

Clovis USD GO, 0% due 8/1/2019 (Insured: Natl-Re)	AA/A3	2,685,000	2,481,531

Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2018 (Insured: AGM)	AA/NR	3,000,000	3,391,740

Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2019 (Insured: AGM)	AA/NR	3,000,000	3,458,730

County of Los Angeles COP, 0% due 3/1/2017 (Disney Parking Garage and Walt Disney Concert Hall)	AA/A1	1,075,000	1,051,952

County of Los Angeles COP, 0% due 9/1/2017 (Disney Parking Garage and Walt Disney Concert Hall; Insured: AMBAC)	AA/A1	1,200,000	1,165,704

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2020 (Bunker Hill Project)	A+/NR	1,730,000	2,023,477

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2020 (Bunker Hill Project)	A+/NR	3,805,000	4,482,442

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2021 (Bunker Hill Project)	A+/NR	360,000	425,628

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2021 (Bunker Hill Project)	A+/NR	5,805,000	6,909,053

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2022 (Bunker Hill Project)	A+/NR	1,645,000	1,960,067

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2022 (Bunker Hill Project)	A+/NR	5,000,000	5,988,550

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2023 (Bunker Hill Project)	A+/NR	450,000	540,234

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2023 (Bunker Hill Project)	A+/NR	6,875,000	8,305,619

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2024 (Bunker Hill Project)	A+/NR	4,775,000	5,771,351

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2024 (Bunker Hill Project)	A+/NR	5,150,000	6,257,250

County of Orange Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2017 (Educational Facilities; Insured: AGM)	AA/NR	5,000,000	5,530,600

Escondido Union High School District GO, 0% due 11/1/2020 (Insured: Natl-Re)	AA-/A3	2,655,000	2,291,477

Los Angeles Convention and Exhibition Center Authority, 5.00% due 8/15/2018	A+/A1	2,295,000	2,594,061

Los Angeles County Public Works Financing Authority, 5.00% due 8/1/2018 (Multiple Capital Projects)	AA/A1	4,000,000	4,544,320

Los Angeles County Public Works Financing Authority, 5.00% due 8/1/2019 (Multiple Capital Projects)	AA/A1	17,935,000	20,773,931

Los Angeles USD COP, 5.00% due 10/1/2017 (Educational Facilities and Information Technology Infrastructure; Insured: AMBAC)	A+/A1	2,445,000	2,722,287

Los Angeles USD COP, 5.50% due 12/1/2018 (Educational Facilities and Information Technology Infrastructure)	A+/A1	4,600,000	5,359,276

Los Angeles USD COP, 5.50% due 12/1/2019 (Educational Facilities Improvements)	A+/A1	7,040,000	8,377,037

Los Angeles USD GO, 5.00% due 7/1/2018 pre-refunded 7/1/2017 (Educational Facilities Improvements; Insured: AGM)	AA/Aa2	4,000,000	4,432,920

Los Angeles USD GO, 5.00% due 7/1/2022 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	12,260,000	14,977,061

Los Angeles USD GO, 5.00% due 7/1/2023 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	11,950,000	14,750,363

Los Angeles USD GO, 5.00% due 7/1/2024 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	10,640,000	13,227,967

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Monterey County COP, 5.00% due 8/1/2016 (Insured: AGM)	AA/A1	1,435,000	1,529,308

Monterey County COP, 5.00% due 8/1/2018 (Insured: AGM)	AA/A1	2,260,000	2,527,335

Mount San Antonio Community College GO, 0% due 8/1/2017 (Insured: Natl-Re) (ETM)	AA/Aa2	5,000,000	4,913,250

Needles USD GO, 0% due 8/1/2023	AA-/A3	1,005,000	687,762

North City West School Facilities Financing Authority, 5.00% due 9/1/2023 (Carmel Valley Educational Facilities; Insured: AGM)	AA/NR	4,545,000	5,268,928

Northern California Power Agency, 5.00% due 7/1/2017 (Hydroelectric Project)	A+/A1	1,000,000	1,107,700

Northern California Power Agency, 5.00% due 6/1/2018 (Lodi Energy Center)	A-/A2	4,480,000	5,085,786

Northern California Power Agency, 5.00% due 7/1/2019 (Hydroelectric Project)	A+/A1	1,000,000	1,161,220

Northern California Power Agency, 5.00% due 7/1/2020 (Hydroelectric Project)	A+/A1	1,325,000	1,522,968

Orange County Public Financing Authority, 5.00% due 7/1/2017 (Insured: Natl-Re)	AA-/Aa3	1,245,000	1,372,862

Palo Alto USD GO, 0% due 8/1/2019	AAA/Aa1	1,000,000	930,970

Palomar Community College District GO, 0% due 8/1/2021	AA-/Aa2	2,560,000	2,215,629

Redding Electrical Systems COP, 5.00% due 6/1/2020 (Insured: AGM)	NR/A2	3,955,000	4,490,705

Regents of the University of California, 5.00% due 5/15/2019 (Higher Education Facilities; Insured: AGM)	AA/Aa2	4,245,000	4,361,950

Rocklin USD GO, 0% due 8/1/2022 (Insured: Natl-Re)	AA-/Aa2	3,910,000	3,275,368

Sacramento City Financing Authority, 0% due 12/1/2019 (Merged Downtown & Oak Park; Insured: Natl-Re)	AA-/A3	2,920,000	2,618,130

Sacramento City Financing Authority, 0% due 12/1/2021 (Merged Downtown & Oak Park; Insured: Natl-Re)	AA-/A3	1,600,000	1,299,152

Sacramento City USD GO, 5.00% due 7/1/2021 (Educational Facilities Improvements)	A+/A1	3,265,000	3,893,349

Sacramento Cogeneration Authority, 5.00% due 7/1/2017 (Insured: AMBAC)	BBB-/NR	8,290,000	8,463,012

Sacramento Cogeneration Authority, 5.00% due 7/1/2017 (Procter & Gamble)	AA-/A1	750,000	826,830

Sacramento Municipal Utility District, 5.00% due 7/1/2016 (Cosumnes Project; Insured: Natl-Re)	AA-/A3	4,870,000	5,166,096

Sacramento Municipal Utility District, 5.00% due 7/1/2019 (Cosumnes Project; Insured: Natl-Re)	AA-/A3	5,000,000	5,333,550

Sacramento Municipal Utility District, 5.00% due 7/1/2020 (Cosumnes Project; Insured: Natl-Re)	AA-/A3	8,675,000	9,248,244

San Diego Convention Center Expansion Financing Authority, 5.00% due 4/15/2020	AA-/NR	4,000,000	4,629,680

San Diego Convention Center Expansion Financing Authority, 5.00% due 4/15/2021	AA-/NR	3,000,000	3,506,640

San Diego Convention Center Expansion Financing Authority, 5.00% due 4/15/2022	AA-/NR	8,000,000	9,450,880

San Diego Redevelopment Agency, 4.50% due 9/1/2019 (Centre City Redevelopment; Insured: AMBAC)	NR/Baa3	1,240,000	1,273,083

San Diego USD GO, 5.50% due 7/1/2020 (Educational System Capital Projects; Insured: Natl-Re)	AA-/Aa3	10,000,000	12,104,300

San Francisco Bay Area Rapid Transit District, 5.00% due 7/1/2022 (Insured: Natl-Re)	AA+/Aa2	1,220,000	1,248,353

San Joaquin Delta Community College District GO, 0% due 8/1/2019 (Insured: AGM)	AA/Aa2	7,600,000	6,888,260

San Jose Redevelopment Agency, 6.00% due 8/1/2015 (Insured: Natl-Re)	AA-/A3	2,780,000	2,867,570

San Juan USD GO, 0% due 8/1/2015 (Sacramento County Educational Facilities; Insured: AGM)	AA/Aa2	760,000	758,860

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re) (ETM)	AA-/A3	2,017,500	2,366,447

Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re)	AA-/A3	2,017,500	2,341,571

Santa Ana USD GO, 0% due 8/1/2019 (Insured: Natl-Re)	AA-/A3	3,425,000	3,148,020

Santa Fe Springs Community Development Commission, 0% due 9/1/2024 (Consolidated Redevelopment Project; Insured: Natl-Re)	AA-/A3	7,000,000	5,000,520

Solano County COP, 5.00% due 11/15/2017	AA-/A1	1,580,000	1,756,707

South San Francisco USD GO, 4.00% due 6/15/2018 (Educational Facilities)	SP-1+/NR	5,130,000	5,655,209

Southeast Resource Recovery Facilities Authority, 5.25% due 12/1/2017 (Insured: AMBAC)	A+/A2	2,000,000	2,008,120

State of California GO, 4.75% due 4/1/2018 (Various Purposes)	A+/Aa3	1,250,000	1,401,875

State of California GO, 5.00% due 9/1/2020 (Various Purposes)	A+/Aa3	10,000,000	11,890,200

State of California GO, 5.00% due 9/1/2021 (Various Purposes)	A+/Aa3	5,000,000	6,025,150

Tuolumne Wind Project Authority, 5.00% due 1/1/2018	AA-/A2	2,000,000	2,230,820

Tuolumne Wind Project Authority, 5.00% due 1/1/2019	AA-/A2	2,000,000	2,278,300

Tustin Community Redevelopment Agency, 4.00% due 9/1/2017 (Tustin Redevelopment)	A/NR	935,000	1,003,638

Tustin Community Redevelopment Agency, 4.00% due 9/1/2019 (Tustin Redevelopment)	A/NR	1,010,000	1,106,748

Tustin Community Redevelopment Agency, 4.00% due 9/1/2020 (Tustin Redevelopment)	A/NR	1,050,000	1,142,589

Ventura County COP, 5.00% due 8/15/2016	AA+/Aa3	1,520,000	1,626,841

Ventura County COP, 5.25% due 8/15/2017	AA+/Aa3	1,635,000	1,815,749

West Contra Costa USD GO, 0% due 8/1/2022 (Educational Facilities Projects; Insured: AGM)	AA/Aa3	4,000,000	3,298,480

West Covina Redevelopment Agency, 6.00% due 9/1/2022 (Fashion Plaza)	AA+/NR	6,180,000	7,285,417

Colorado — 2.55%

Adams County Platte Valley Medical Center, 5.00% due 2/1/2015 (Brighton Community Hospital Association; Insured: Natl-Re/FHA) (ETM)	AA-/NR	1,475,000	1,480,915

Adams County Platte Valley Medical Center, 5.00% due 8/1/2015 (Brighton Community Hospital Association; Insured: Natl-Re/FHA) (ETM)	AA-/NR	1,505,000	1,547,035

Castle Oaks Metropolitan District GO, 6.125% due 12/1/2035 pre-refunded 12/1/2015	NR/NR	1,428,000	1,501,885

City & County of Denver Airport System, 5.00% due 11/15/2016 (Insured: Natl-Re)	AA-/A1	1,725,000	1,866,001

City & County of Denver Airport System, 5.00% due 11/15/2017 (Insured: Natl-Re)	AA-/A1	1,000,000	1,114,780

City & County of Denver COP, 5.00% due 12/1/2020 (Buell Theatre Property)	AA+/Aa1	3,065,000	3,618,232

City & County of Denver COP, 5.00% due 12/1/2021 (Buell Theatre Property)	AA+/Aa1	3,825,000	4,567,012

City & County of Denver COP, 5.00% due 12/1/2023 (Buell Theatre Property)	AA+/Aa1	1,720,000	2,097,058

City & County of Denver COP, 0.03% due 12/1/2031 put 1/2/2015 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	47,925,000	47,925,000

City & County of Denver School District No. 1 COP, 4.00% due 12/15/2016 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	350,000	372,180

City & County of Denver School District No. 1 COP, 4.00% due 12/15/2019 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	400,000	441,348

City & County of Denver School District No. 1 COP, 4.00% due 12/15/2020 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	600,000	664,860

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	City & County of Denver School District No. 1 COP, 5.00% due 12/15/2021 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	1,000,000	1,172,380

	City & County of Denver School District No. 1 COP, 5.00% due 12/15/2022 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	1,030,000	1,217,666

	City & County of Denver School District No. 1 COP, 5.00% due 12/15/2023 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	1,180,000	1,406,300

	City and County of Denver COP, 0.03% due 12/1/2029 put 1/2/2015 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	24,730,000	24,730,000

	City and County of Denver COP, 0.03% due 12/1/2029 put 1/2/2015 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	16,610,000	16,610,000

	City and County of Denver GO, 3.00% due 8/1/2015 (Civic Facilities and Denver Zoological Gardens Improvements)	AAA/Aaa	720,000	732,017

	City of Longmont, 6.00% due 5/15/2019	AA+/NR	3,215,000	3,808,682

	Colorado Department of Corrections COP, 5.00% due 3/1/2016 (Colorado Penitentiary II Project) (ETM)	AA-/Aa2	2,000,000	2,108,500

	Colorado Department of Corrections COP, 5.00% due 3/1/2017 (Colorado Penitentiary II Project) (ETM)	AA-/Aa2	2,000,000	2,189,780

	Colorado Department of Corrections COP, 5.00% due 3/1/2018 (Colorado Penitentiary II Project) (ETM)	AA-/Aa2	1,590,000	1,792,741

	Colorado Department of Corrections COP, 5.00% due 3/1/2019 pre-refunded 3/1/2016 (Colorado Penitentiary II Project; Insured: AMBAC)	AA-/Aa2	4,930,000	5,200,460

	Colorado Educational & Cultural Facilities Authority, 5.00% due 6/1/2016 (National Conference of State Legislatures)	A/A3	1,475,000	1,552,762

	Colorado Educational & Cultural Facilities Authority, 5.00% due 6/1/2018 (National Conference of State Legislatures)	A/A3	1,625,000	1,790,847

	Colorado Educational & Cultural Facilities Authority, 5.00% due 6/1/2020 (National Conference of State Legislatures)	A/A3	1,805,000	2,051,924

	Colorado Educational & Cultural Facilities Authority, 5.00% due 6/1/2021 (National Conference of State Legislatures)	A/A3	1,000,000	1,144,390

	Colorado HFA, 5.00% due 11/15/2015 (Adventist Health/Sunbelt Group)	AA-/Aa2	2,365,000	2,461,705

[a]	Colorado HFA, 5.25% due 5/15/2017 (Northern Colorado Medical Center; Insured: AGM)	AA/NR	1,185,000	1,310,243

	Colorado HFA, 5.25% due 5/15/2019 (Northern Colorado Medical Center; Insured: AGM)	AA/NR	2,225,000	2,591,546

	Colorado HFA, 5.50% due 10/1/2038 put 11/12/2015 (Catholic Health Initiatives)	A/A1	1,000,000	1,044,620

	Denver Convention Center Hotel Authority, 5.25% due 12/1/2021 (Insured: Syncora)	BBB-/Baa3	3,700,000	3,958,112

	Denver Convention Center Hotel Authority, 5.25% due 12/1/2022 (Insured: Syncora)	BBB-/Baa3	1,100,000	1,201,453

	Denver West Metropolitan District GO, 5.00% due 12/1/2021 (Insured: AGM)	AA/NR	2,175,000	2,538,268

	El Paso County COP, 4.00% due 12/1/2021 (Pikes Peak Regional Development Center)	AA-/Aa2	1,000,000	1,106,930

	El Paso County COP, 5.00% due 12/1/2023 (Pikes Peak Regional Development Center)	AA-/Aa2	1,330,000	1,577,407

	Park Creek Metropolitan District, 5.00% due 12/1/2015 (Insured: AGM)	AA/NR	1,000,000	1,038,340

	Park Creek Metropolitan District, 5.00% due 12/1/2016 (Insured: AGM)	AA/NR	1,035,000	1,108,392

	Park Creek Metropolitan District, 5.00% due 12/1/2017 (Insured: AGM)	AA/NR	1,525,000	1,664,919

	Park Creek Metropolitan District, 5.50% due 12/1/2018 (Insured: AGM)	AA/NR	1,200,000	1,353,960

	Park Creek Metropolitan District, 5.50% due 12/1/2019 (Insured: AGM)	AA/NR	1,000,000	1,141,260

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Regents of the University of Colorado COP, 5.00% due 11/1/2016 (UCDHSC Fitzsimons Academic Facilities)	AA-/Aa2	700,000	756,952

Regents of the University of Colorado COP, 5.00% due 11/1/2017 (UCDHSC Fitzsimons Academic Facilities)	AA-/Aa2	850,000	948,269

Regional Transportation District COP, 5.00% due 6/1/2018 (FasTracks Transportation System)	A/Aa3	1,750,000	1,965,565

Regional Transportation District COP, 5.00% due 6/1/2019 (FasTracks Transportation System)	A/Aa3	4,730,000	5,397,876

Regional Transportation District COP, 5.00% due 6/1/2020 (FasTracks Transportation System)	A/Aa3	3,655,000	4,211,656

Regional Transportation District COP, 5.50% due 6/1/2021 (FasTracks Transportation System)	A/Aa3	2,370,000	2,791,054

Regional Transportation District COP, 5.00% due 6/1/2023 (North Metro Rail Line)	A/Aa3	4,000,000	4,775,680

Regional Transportation District COP, 5.00% due 6/1/2024 (North Metro Rail Line)	A/Aa3	4,000,000	4,735,520

Connecticut — 0.86%

Capital City EDA, 5.00% due 6/15/2015 (Adriaen’s Landing Convention Center; Insured: AGM)	AA/A2	1,705,000	1,711,837

City of West Haven GO, 4.00% due 8/1/2018 (Insured: AGM)	AA/A2	2,080,000	2,245,589

Connecticut Housing Finance Authority, 0.03% due 11/15/2036 put 1/2/2015 (Housing Mtg Financing Program; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	4,430,000	4,430,000

Connecticut Housing Finance Authority, 0.03% due 5/15/2039 put 1/2/2015 (Housing Mtg Financing Program; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	36,965,000	36,965,000

Connecticut Housing Finance Authority, 0.03% due 5/15/2039 put 1/2/2015 (Housing Mortgage Finance Program; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	2,970,000	2,970,000

State of Connecticut GO, 5.00% due 6/1/2019 pre-refunded 6/1/2016 (General State Capital Projects; Insured: AGM)	AA/Aa3	2,865,000	3,052,600

State of Connecticut GO Floating Rate Note, 0.81% due 9/15/2018 (General State Capital Projects)	AA/Aa3	725,000	734,229

State of Connecticut GO Floating Rate Note, 0.69% due 9/15/2024 (Education Capital Projects)	AA/Aa3	10,000,000	10,089,400

District of Columbia — 0.60%

District of Columbia, 4.00% due 4/1/2015 (National Public Radio) (ETM)	AA-/Aa3	1,000,000	1,009,530

District of Columbia, 5.00% due 4/1/2016 (National Public Radio) (ETM)	AA-/Aa3	685,000	724,292

District of Columbia, 4.00% due 4/1/2017 (National Public Radio)	AA-/Aa3	1,830,000	1,959,893

District of Columbia, 5.00% due 4/1/2018 (National Public Radio)	AA-/Aa3	1,745,000	1,959,600

District of Columbia, 5.00% due 4/1/2019 (National Public Radio)	AA-/Aa3	805,000	921,475

District of Columbia, 5.00% due 4/1/2020 (National Public Radio)	AA-/Aa3	1,890,000	2,200,414

District of Columbia COP, 5.25% due 1/1/2015 (St. Elizabeth Hospital Lease; Insured: Natl-Re) (ETM)	NR/NR	3,125,000	3,125,000

District of Columbia COP, 5.25% due 1/1/2016 (St. Elizabeth Hospital Lease; Insured: Natl-Re) (ETM)	AA-/Aa3	4,700,000	4,933,120

District of Columbia COP, 5.00% due 1/1/2018 pre-refunded 1/1/2016 (St. Elizabeth Hospital Lease; Insured: Natl-Re)	AA-/Aa3	5,000,000	5,235,500

District of Columbia COP, 5.00% due 1/1/2019 pre-refunded 1/1/2016 (St. Elizabeth Hospital Lease; Insured: Natl-Re)	AA-/Aa3	5,000,000	5,235,500

District of Columbia COP, 4.50% due 1/1/2021 pre-refunded 1/1/2016 (St. Elizabeth Hospital Lease; Insured: Natl-Re)	AA-/Aa3	1,100,000	1,146,321

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

District of Columbia GO, 6.00% due 6/1/2018 (Insured: Natl-Re)	AA/Aa2	5,000,000	5,818,650

District of Columbia GO, 5.25% due 6/1/2020 (Insured: Syncora)	AA/Aa2	3,005,000	3,572,314

District of Columbia Housing Finance Agency, 5.00% due 7/1/2015 (Housing Authority Modernization Program; Insured: AGM)	AA/A2	1,480,000	1,513,137

Metropolitan Washington Airports Authority, 0% due 10/1/2016 (Dulles Toll Road; Insured: AGM)	AA/A3	4,000,000	3,893,320

Florida — 7.36%

Broward County, 5.00% due 9/1/2017 (Port Facilities)	A-/A2	2,820,000	3,073,603

Broward County, 4.00% due 10/1/2017 (Airport, Marina & Port Improvements)	A+/A1	500,000	541,785

Broward County, 5.00% due 10/1/2017 (Airport, Marina & Port Improvements)	A+/A1	1,000,000	1,110,660

Broward County, 5.50% due 9/1/2018 (Port Facilities)	A-/A2	3,500,000	3,948,035

Broward County, 4.00% due 10/1/2018 (Airport, Marina & Port Improvements)	A+/A1	425,000	467,101

Broward County, 5.00% due 10/1/2018 (Airport, Marina & Port Improvements)	A+/A1	500,000	567,775

Broward County, 5.50% due 9/1/2019 (Port Facilities)	A-/A2	2,800,000	3,217,788

Broward County, 5.00% due 10/1/2019 (Airport, Marina & Port Improvements)	A+/A1	1,000,000	1,153,890

Broward County, 4.00% due 10/1/2020 (Airport, Marina & Port Improvements)	A+/A1	1,660,000	1,840,143

Broward County, 5.00% due 10/1/2020 (Airport, Marina & Port Improvements)	A+/A1	2,000,000	2,343,860

Broward County School Board COP, 5.25% due 7/1/2015 (Insured: AGM)	AA/A1	3,035,000	3,111,543

Broward County School Board COP, 5.00% due 7/1/2016 (Insured: AGM)	AA/A1	1,495,000	1,595,643

Broward County School Board COP, 5.25% due 7/1/2016 (Insured: AGM)	AA/A1	7,630,000	8,172,111

Broward County School Board COP, 5.25% due 7/1/2016 (Insured: AGM)	AA/A1	3,715,000	3,978,951

Broward County School Board COP, 5.00% due 7/1/2017 (Insured: Natl-Re)	AA-/A1	1,000,000	1,102,700

Broward County School Board COP, 5.00% due 7/1/2021	A/A1	4,000,000	4,700,120

Broward County School Board COP, 5.00% due 7/1/2022	A/A1	4,580,000	5,444,887

Capital Projects Finance Authority, 5.50% due 10/1/2015 (University of Central Florida Apartment Student Housing; Insured: Natl-Re)	AA-/A3	2,660,000	2,660,931

City of Fort Myers, 5.00% due 12/1/2018 (Gulf Breeze Loan Program; Insured: Natl-Re)	AA-/Aa3	2,195,000	2,421,897

City of Fort Myers, 5.00% due 10/1/2023 (Utility Systems Capital Projects)	A/Aa3	3,360,000	3,928,646

City of Gainesville, 0.01% due 10/1/2026 put 1/2/2015 (Utility Systems; SPA: Union Bank) (daily demand notes)	AA/Aa2	10,710,000	10,710,000

City of Gainesville, 0.03% due 10/1/2026 put 1/2/2015 (Utilities Systems; SPA: Union Bank) (daily demand notes)	AA/Aa2	2,800,000	2,800,000

City of Gainesville, 0.03% due 10/1/2042 put 1/2/2015 (Utilities Systems; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	NR/NR	29,800,000	29,800,000

City of Hollywood Community Redevelopment Agency, 5.00% due 3/1/2016 (Beach Community Redevelopment Project; Insured: Syncora)	NR/A3	2,000,000	2,085,620

City of Hollywood Community Redevelopment Agency, 5.00% due 3/1/2017 (Beach Community Redevelopment Project; Insured: Syncora)	NR/A3	2,000,000	2,135,400

City of Hollywood Community Redevelopment Agency, 5.00% due 3/1/2024 (Beach Community Redevelopment Project; Insured: Syncora)	NR/A3	4,850,000	5,081,490

City of Jacksonville, 5.00% due 10/1/2017	AA-/Aa3	1,000,000	1,113,410

City of Jacksonville, 5.00% due 10/1/2018	AA-/Aa3	1,050,000	1,197,714

City of Jacksonville, 5.00% due 10/1/2019	AA-/Aa3	500,000	580,675

City of Jacksonville, 5.00% due 10/1/2020	AA-/Aa3	1,000,000	1,179,410

City of Jacksonville, 5.00% due 10/1/2023	AA-/Aa3	1,105,000	1,335,094

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Lakeland, 5.00% due 10/1/2016 (Energy System; Insured: AGM)	AA/Aa3	9,780,000	10,526,996

City of Lakeland, 5.00% due 10/1/2017 (Energy System; Insured: AGM)	AA/Aa3	7,105,000	7,882,003

City of Lakeland, 5.00% due 10/1/2019 (Energy System; Insured: AGM)	AA/Aa3	5,000,000	5,783,100

City of Lakeland, 5.00% due 11/15/2019 (Lakeland Regional Health Systems)	NR/A2	5,655,000	6,323,704

City of Lakeland, 5.00% due 10/1/2020 (Energy System; Insured: AGM)	AA/Aa3	1,695,000	1,988,438

City of Miami, 5.00% due 1/1/2018 (Street & Sidewalk Improvement Program; Insured: Natl-Re)	AA-/A2	1,970,000	2,170,920

City of North Miami Beach, 5.00% due 8/1/2017 (North Miami Beach Water Project)	A+/NR	750,000	823,275

City of North Miami Beach, 3.00% due 8/1/2018 (North Miami Beach Water Project)	A+/NR	1,280,000	1,347,866

City of North Miami Beach, 5.00% due 8/1/2019 (North Miami Beach Water Project)	A+/NR	1,650,000	1,879,301

City of North Miami Beach, 5.00% due 8/1/2020 (North Miami Beach Water Project)	A+/NR	780,000	899,605

City of North Miami Beach, 5.00% due 8/1/2021 (North Miami Beach Water Project)	A+/NR	1,000,000	1,164,890

City of Port St. Lucie, 5.00% due 9/1/2015 (Tesoro Special Assessment District; Insured: Natl-Re)	NR/A1	250,000	257,648

City of Port St. Lucie, 1.70% due 7/1/2016 (Tesoro Special Assessment District)	NR/A1	2,140,000	2,159,752

City of Port St. Lucie, 1.875% due 7/1/2017 (Tesoro Special Assessment District; Insured: AGM)	NR/A1	2,175,000	2,193,531

City of Port St. Lucie, 2.00% due 7/1/2018 (Tesoro Special Assessment District; Insured: AGM)	NR/A1	2,215,000	2,227,714

City of Tampa, 5.00% due 11/15/2016 (BayCare Health System)	NR/Aa2	2,855,000	3,093,821

City of Tampa, 5.00% due 11/15/2017 (BayCare Health System)	NR/Aa2	1,215,000	1,358,686

Flagler County School Board COP, 5.00% due 8/1/2015 (Insured: AGM)	AA/A2	1,500,000	1,539,885

Florida Atlantic University Financing Corp., 5.00% due 7/1/2015 (Innovation Village Capital Improvements)	A/A1	2,395,000	2,451,330

Florida Atlantic University Financing Corp., 5.00% due 7/1/2016 (Innovation Village Capital Improvements)	A/A1	2,275,000	2,419,667

Florida Department of Management Services, 5.25% due 9/1/2016 (Insured: AGM)	AA+/Aa2	3,500,000	3,766,595

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2015 (Nova Southeastern University)	BBB/Baa1	2,150,000	2,172,339

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2016 (Nova Southeastern University)	BBB/Baa1	2,345,000	2,455,637

Florida Higher Educational Facilities Financing Authority, 5.25% due 4/1/2017 (Nova Southeastern University)	BBB/Baa1	1,325,000	1,430,669

Florida Higher Educational Facilities Financing Authority, 5.25% due 4/1/2018 (Nova Southeastern University)	BBB/Baa1	2,630,000	2,901,100

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2019 (University of Tampa)	BBB+/NR	1,225,000	1,360,791

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2019 (Nova Southeastern University)	BBB/Baa1	1,035,000	1,149,730

Florida Higher Educational Facilities Financing Authority, 5.50% due 4/1/2019 (Nova Southeastern University)	BBB/Baa1	1,705,000	1,928,355

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2020 (Nova Southeastern University)	BBB/Baa1	1,030,000	1,157,947

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2022 (University of Tampa)	BBB+/NR	620,000	707,501

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Florida State Board of Governors, 4.00% due 7/1/2020 (University System Capital Improvements)	AA/Aa2	4,055,000	4,559,807

Florida State Board of Governors, 4.00% due 7/1/2021 (University System Capital Improvements)	AA/Aa2	4,215,000	4,771,886

Florida State Board of Governors, 4.00% due 7/1/2022 (University System Capital Improvements)	AA/Aa2	4,385,000	4,996,357

Florida State Correctional Privatization Commission COP, 5.00% due 8/1/2015 (Insured: AMBAC)	AA+/Aa2	2,000,000	2,007,920

Florida State Department of Children & Families COP, 5.00% due 10/1/2015	AA+/NR	925,000	954,508

Florida State Department of Transportation GO, 5.00% due 7/1/2018	AAA/Aa1	3,000,000	3,324,030

Highlands County HFA, 5.00% due 11/15/2015 (Adventist Health System Sunbelt Group) (ETM)	AA-/Aa2	1,000,000	1,041,900

Highlands County HFA, 5.00% due 11/15/2016 (Adventist Health System Sunbelt Group)	AA-/Aa2	1,000,000	1,082,670

Highlands County HFA, 5.00% due 11/15/2017 pre-refunded 11/16/2015 (Adventist Health System Sunbelt Group)	AA-/Aa2	1,000,000	1,042,030

Highlands County HFA, 5.00% due 11/15/2017 (Adventist Health System Sunbelt Group)	AA-/Aa2	3,200,000	3,578,432

Highlands County HFA, 5.00% due 11/15/2019 (Adventist Health System Sunbelt Group)	AA-/Aa2	3,000,000	3,484,650

Highlands County HFA, 5.00% due 11/15/2035 pre-refunded 11/15/2015 (Adventist Health System Sunbelt Group)	AA-/Aa2	1,225,000	1,276,438

Hillsborough County, 5.00% due 3/1/2015 (Water and Wastewater System Capital Improvements; Insured: Natl-Re)	AA-/A1	5,000,000	5,037,550

Hillsborough County, 5.00% due 11/1/2016 (Transportation Related Capital Improvements; Insured: AMBAC)	AA/A1	1,000,000	1,079,640

Hillsborough County, 5.00% due 11/1/2018 (Court Facilities)	AA/A1	4,210,000	4,778,055

Hillsborough County, 5.00% due 11/1/2019 (Court Facilities)	AA/A1	4,420,000	5,095,288

Hillsborough County, 5.00% due 11/1/2020 (Court Facilities)	AA/A1	4,645,000	5,409,799

Hillsborough County, 5.00% due 11/1/2021 (Court Facilities)	AA/A1	4,880,000	5,721,410

Hillsborough County, 5.00% due 11/1/2021 (Jail and Storm Water Projects)	AA/A1	2,300,000	2,696,566

Hillsborough County, 5.00% due 11/1/2022 (Jail and Storm Water Projects)	AA/A1	3,005,000	3,555,816

Hillsborough County IDA, 5.65% due 5/15/2018 (Tampa Electric Co.)	BBB+/A2	3,200,000	3,623,872

Hillsborough County School Board COP, 5.25% due 7/1/2017 (Educational Facilities; Insured: Natl-Re)	AA-/Aa2	1,300,000	1,437,774

Hillsborough County School Board COP, 0.01% due 7/1/2030 put 1/2/2015 (Educational Facilities and Equipment; Insured: Natl-Re; LOC: Wells Fargo Bank, N.A.) (daily demand notes)	AA-/Aa2	500,000	500,000

Jacksonville Economic Development Commission, 6.00% due 9/1/2017 (Florida Proton Therapy Institute)	NR/NR	2,885,000	3,196,638

JEA, 4.00% due 10/1/2016 (Electric System)	A+/Aa3	3,540,000	3,759,728

JEA, 5.00% due 10/1/2018 (Water and Sewer System)	AA/Aa2	1,500,000	1,710,720

JEA, 5.00% due 10/1/2023 (Electric System)	A+/Aa3	1,395,000	1,686,708

JEA, 5.00% due 10/1/2024 (Electric System)	A+/Aa3	1,200,000	1,447,764

JEA, 0.03% due 10/1/2038 put 1/2/2015 (Water and Sewer System; SPA: U.S. Bank, N.A.) (daily demand notes)	AA/Aa2	10,500,000	10,500,000

Kissimmee Utility Authority, 5.25% due 10/1/2016 (Electrical Systems; Insured: AGM)	NR/A1	1,700,000	1,830,713

Lee County School Board COP, 5.00% due 8/1/2023 (School Facilities Improvements)	A+/Aa3	1,000,000	1,197,080

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Lee County School Board COP, 5.00% due 8/1/2024 (School Facilities Improvements)	A+/Aa3	2,000,000	2,408,420

	Manatee County, 5.00% due 10/1/2016 (County Capital Projects)	NR/Aa2	1,000,000	1,078,290

	Manatee County, 5.00% due 10/1/2018 (County Capital Projects)	NR/Aa2	2,400,000	2,738,592

	Manatee County, 5.00% due 10/1/2021 (County Capital Projects)	NR/Aa2	2,775,000	3,320,870

	Marion County Hospital District, 5.00% due 10/1/2015 (Munroe Regional Health Systems) (ETM)	NR/NR	1,000,000	1,036,180

	Miami Beach GO, 4.00% due 9/1/2019	AA+/Aa2	2,745,000	3,038,688

	Miami Beach GO, 5.00% due 9/1/2020	AA+/Aa2	3,720,000	4,349,647

	Miami Beach GO, 4.00% due 9/1/2021	AA+/Aa2	1,015,000	1,137,044

	Miami Beach GO, 5.00% due 9/1/2022	AA+/Aa2	1,000,000	1,171,130

	Miami-Dade County, 0% due 10/1/2015 (Professional Sports Franchise Facilities; Insured: AGM)	AA/A1	3,845,000	3,822,314

	Miami-Dade County, 0% due 10/1/2016 (Professional Sports Franchise Facilities; Insured: AGM)	AA/A1	3,535,000	3,445,529

	Miami-Dade County, 0% due 10/1/2017 (Professional Sports Franchise Facilities; Insured: AGM)	AA/A1	2,435,000	2,309,086

	Miami-Dade County, 0% due 10/1/2018 (Professional Sports Franchise Facilities; Insured: AGM)	AA/A1	5,385,000	4,962,601

	Miami-Dade County, 0% due 10/1/2019 (Professional Sports Franchise Facilities; Insured: AGM)	AA/A1	2,170,000	1,927,524

	Miami-Dade County, 5.00% due 10/1/2025 (Miami International Airport)	A/A2	2,500,000	2,994,650

	Miami-Dade County Educational Facilities Authority GO, 5.00% due 4/1/2016 (University of Miami; Insured: AMBAC)	A-/A3	3,000,000	3,158,880

	Miami-Dade County Expressway Authority, 5.00% due 7/1/2019 (Toll System; Insured: AGM)	AA/A2	7,530,000	8,623,205

	Miami-Dade County Expressway Authority, 5.00% due 7/1/2024 (Toll System)	A-/A3	2,000,000	2,406,440

	Miami-Dade County Expressway Authority, 5.00% due 7/1/2025 (Toll System)	A-/A3	2,000,000	2,386,920

	Miami-Dade County GO, 5.25% due 7/1/2018 (Building Better Communities)	AA/Aa2	5,040,000	5,750,640

	Miami-Dade County School Board COP, 5.00% due 10/1/2015 (Insured: AMBAC)	A/A1	1,000,000	1,035,760

	Miami-Dade County School Board COP, 5.00% due 5/1/2016 (Insured: Natl-Re)	AA-/A1	4,065,000	4,312,274

	Miami-Dade County School Board COP, 5.00% due 10/1/2016 (Insured: AMBAC)	A/A1	1,000,000	1,077,010

[b]	Miami-Dade County School Board COP, 5.00% due 5/1/2022 (Educational Facilities Improvements)	A/A1	3,405,000	3,999,547

[b]	Miami-Dade County School Board COP, 5.00% due 5/1/2023 (Educational Facilities Improvements)	A/A1	4,130,000	4,875,093

[b]	Miami-Dade County School Board COP, 5.00% due 5/1/2024 (Educational Facilities Improvements)	A/A1	8,000,000	9,487,120

	Miami-Dade County School Board COP, 5.00% due 5/1/2031 put 5/1/2024 (Educational Facilities Improvements)	A/A1	2,425,000	2,836,571

	Miami-Dade County School Board COP, 5.00% due 5/1/2032 put 5/1/2016 (Educational Facilities Improvements)	A/A1	6,000,000	6,342,060

	Miami-Dade County School District GO, 5.375% due 8/1/2015 (Insured: AGM)	AA/Aa3	5,130,000	5,285,849

	Orange County HFA, 5.00% due 10/1/2015 (Orlando Health, Inc.)	A/A3	500,000	517,475

	Orange County HFA, 6.25% due 10/1/2016 (Orlando Health, Inc.; Insured: Natl-Re)	AA-/A3	1,585,000	1,673,015

	Orange County HFA, 5.00% due 10/1/2017 (Orlando Health, Inc.)	A/A3	1,980,000	2,183,168

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Orange County HFA, 5.25% due 10/1/2019 (Orlando Health, Inc.)	A/A3	6,050,000	6,972,020

	Orange County HFA, 6.25% due 10/1/2021 (Orlando Health, Inc.; Insured: Natl-Re)	AA-/A3	1,870,000	2,179,130

	Orange County HFA, 5.375% due 10/1/2023 (Orlando Health, Inc.)	A/A3	4,150,000	4,734,527

	Orlando and Orange County Expressway Authority, 8.25% due 7/1/2016 (Insured: Natl-Re/FGIC/IBC)	AA-/A2	3,000,000	3,341,340

	Palm Beach County HFA, 5.00% due 12/1/2020 (Boca Raton Regional Hospital)	BBB/NR	600,000	685,344

	Palm Beach County School Board COP, 5.00% due 8/1/2018 (Educational Facilities Master Lease Program)	NR/Aa3	800,000	906,096

	Palm Beach County School Board COP, 4.00% due 8/1/2019 (Educational Facilities Master Lease Program)	NR/Aa3	940,000	1,043,400

	Palm Beach County School Board COP, 5.00% due 8/1/2020 (Educational Facilities Master Lease Program)	NR/Aa3	1,090,000	1,277,109

	Palm Beach County School Board COP, 4.00% due 8/1/2021 (Educational Facilities Master Lease Program)	NR/Aa3	3,835,000	4,305,478

[b]	Palm Beach County School Board COP, 5.00% due 8/1/2022 (Educational Facilities Master Lease Program)	NR/Aa3	1,000,000	1,193,680

	Palm Beach County School Board COP, 5.00% due 8/1/2022 (Educational Facilities Master Lease Program)	NR/Aa3	1,660,000	1,988,663

[b]	Palm Beach County School Board COP, 5.00% due 8/1/2023 (Educational Facilities Master Lease Program)	NR/Aa3	1,000,000	1,203,950

	Palm Beach County School Board COP, 5.00% due 8/1/2023 (Educational Facilities Master Lease Program)	NR/Aa3	3,500,000	4,222,890

[b]	Palm Beach County School Board COP, 5.00% due 8/1/2024 (Educational Facilities Master Lease Program)	NR/Aa3	1,000,000	1,208,380

	Palm Beach County School Board COP, 5.00% due 8/1/2024 (Educational Facilities Master Lease Program)	NR/Aa3	3,595,000	4,381,730

	Palm Beach County School Board COP, 5.00% due 8/1/2032 put 8/1/2016 (Educational Facilities Master Lease Program)	NR/Aa3	1,300,000	1,390,129

	Polk County, 4.00% due 10/1/2020 (Water and Wastewater Utility Systems; Insured: AGM)	A+/Aa3	3,100,000	3,464,126

	Polk County, 3.00% due 10/1/2021 (Water and Wastewater Utility Systems; Insured: AGM)	A+/Aa3	3,125,000	3,300,562

	Polk County, 5.00% due 10/1/2023 (Water and Wastewater Utility Systems)	A+/Aa3	1,420,000	1,688,465

	Putnam County Development Authority PCR, 5.35% due 3/15/2042 put 5/1/2018 (Seminole Project; Insured: AMBAC)	A-/A3	10,000,000	11,283,200

	Putnam County Development Authority PCR, 5.35% due 3/15/2042 put 5/1/2018 (Seminole Project; Insured: AMBAC)	A-/A3	4,165,000	4,693,622

	Reedy Creek Improvement District, 5.00% due 10/1/2017 (Walt Disney World Resort Complex Utility Systems)	A/A1	400,000	442,652

	Reedy Creek Improvement District, 5.00% due 10/1/2018 (Walt Disney World Resort Complex Utility Systems)	A/A1	755,000	853,490

	Reedy Creek Improvement District, 5.00% due 10/1/2021 (Walt Disney World Resort Complex Utility Systems)	A/A1	1,200,000	1,400,436

	Reedy Creek Improvement District, 5.00% due 10/1/2022 (Walt Disney World Resort Complex Utility Systems)	A/A1	625,000	732,281

	Reedy Creek Improvement District, 5.00% due 6/1/2023 (Buena Vista Drive Corridor Improvements)	A+/Aa3	1,940,000	2,346,430

	Reedy Creek Improvement District, 5.00% due 10/1/2023 (Walt Disney World Resort Complex Utility Systems)	A/A1	750,000	882,803

	School Board of Alachua County COP, 5.00% due 7/1/2022 (Educational Facilities)	A+/Aa3	1,600,000	1,869,664

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

School Board of Alachua County COP, 5.00% due 7/1/2023 (Educational Facilities)	A+/Aa3	2,250,000	2,652,908

School Board of Lake County COP, 5.25% due 6/1/2017 (Insured: AMBAC)	A/NR	2,000,000	2,205,900

School Board of Lake County COP, 5.25% due 6/1/2018 (Insured: AMBAC)	A/NR	1,475,000	1,668,977

South Broward Hospital District, 5.00% due 5/1/2020 (Insured: Natl-Re)	AA-/Aa3	7,260,000	7,665,326

South Florida Water Management District COP, 5.00% due 10/1/2015 (Everglades Restoration Plan; Insured: AMBAC)	AA/Aa3	1,000,000	1,034,100

South Florida Water Management District COP, 5.00% due 10/1/2023 (Everglades Restoration Plan; Insured: AMBAC)	AA/Aa3	500,000	538,550

South Miami HFA, 5.00% due 8/15/2016 (Baptist Health)	AA/Aa2	4,985,000	5,344,867

South Miami HFA, 5.00% due 8/15/2017 (Baptist Health)	AA/Aa2	4,610,000	5,117,192

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2021 (Miami-Dade County Program)	AA-/Aa3	1,450,000	1,707,636

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2021 (Insured: AGM)	AA/Aa3	5,000,000	5,888,400

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2022 (Miami-Dade County Program)	AA-/Aa3	2,000,000	2,382,140

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2023 (Miami-Dade County Program)	AA-/Aa3	2,100,000	2,528,505

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2024 (Miami-Dade County Program)	AA-/Aa3	1,725,000	2,053,647

Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2017	AA+/Aa2	5,615,000	6,253,425

Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2018	AA+/Aa2	2,890,000	3,297,721

Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2019	AA+/Aa2	3,000,000	3,490,770

Tampa Sports Authority, 5.75% due 10/1/2015 (Tampa Bay Arena; Insured: Natl-Re)	AA-/A3	335,000	340,625

University of Central Florida Athletics Association, Inc. COP, 5.00% due 10/1/2016 pre-refunded 10/1/2015 (Insured: Natl-Re)	AA-/A3	1,640,000	1,699,532

University of North Florida Foundation, Inc., 0.01% due 5/1/2028 put 1/2/2015 (Parking System; LOC: Wachovia Bank, N.A.) (daily demand notes)	AA-/NR	400,000	400,000

Volusia County Educational Facility Authority, 5.00% due 10/15/2016 (Embry-Riddle; Insured: AGM)	AA/A2	2,320,000	2,495,137

Volusia County Educational Facility Authority, 4.00% due 10/15/2017 (Embry-Riddle; Insured: AGM)	AA/A2	1,030,000	1,111,525

Volusia County Educational Facility Authority, 5.00% due 10/15/2018 (Embry-Riddle; Insured: AGM)	AA/A2	2,075,000	2,346,078

Volusia County Educational Facility Authority, 5.00% due 10/15/2019 (Embry-Riddle; Insured: AGM)	AA/A2	2,350,000	2,693,359

Volusia County School Board COP, 5.00% due 8/1/2024 (Master Lease Program)	NR/Aa3	1,000,000	1,194,830

Georgia — 1.91%

Athens-Clarke County Unified Government Development Authority, 3.00% due 6/15/2015 (UGAREF Bolton Commons, LLC)	NR/Aa2	3,575,000	3,618,007

Athens-Clarke County Unified Government Development Authority, 3.00% due 12/15/2015 (UGAREF Coverdell Building, LLC)	NR/Aa2	670,000	686,502

Athens-Clarke County Unified Government Development Authority, 3.00% due 6/15/2016 (UGAREF Bolton Commons, LLC)	NR/Aa2	300,000	309,927

Athens-Clarke County Unified Government Development Authority, 4.00% due 6/15/2017 (UGAREF Bolton Commons, LLC)	NR/Aa2	495,000	530,313

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2019 (UGAREF Bolton Commons, LLC)	NR/Aa2	400,000	454,576

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Athens-Clarke County Unified Government Development Authority, 4.00% due 6/15/2020 (UGAREF Bolton Commons, LLC)	NR/Aa2	395,000	434,543

Athens-Clarke County Unified Government Development Authority, 0.01% due 8/1/2033 put 1/2/2015 (University of Georgia Athletic Association; LOC: Wells Fargo Bank, N.A.) (daily demand notes)	NR/Aa3	1,600,000	1,600,000

City of Atlanta, 5.50% due 11/1/2015 (Water & Wastewater System; Insured: Natl-Re)	AA-/Aa3	4,000,000	4,176,880

City of Atlanta, 5.00% due 1/1/2016 (Hartsfield-Jackson Atlanta International Airport)	NR/A1	1,495,000	1,566,655

City of Atlanta, 5.00% due 11/1/2016 (Water & Wastewater System; Insured: AGM)	AA/Aa3	3,215,000	3,479,659

City of Atlanta, 5.50% due 11/1/2016 (Water & Wastewater System; Insured: Natl-Re)	AA-/Aa3	8,215,000	8,958,211

City of Atlanta, 5.25% due 12/1/2016 (Atlantic Station Project; Insured: AGM)	AA/A3	3,650,000	3,928,970

City of Atlanta, 5.00% due 11/1/2017 (Water & Wastewater System; Insured: AGM)	AA/Aa3	4,745,000	5,299,216

City of Atlanta, 5.00% due 1/1/2018 (Hartsfield-Jackson Atlanta International Airport)	NR/A1	2,100,000	2,352,294

City of Atlanta, 5.00% due 1/1/2019 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	3,145,000	3,597,125

City of Atlanta, 6.00% due 11/1/2019 (Water & Wastewater System)	A+/Aa3	5,650,000	6,817,121

City of Atlanta, 5.00% due 1/1/2020 (Hartsfield-Jackson Atlanta International Airport)	NR/A1	6,000,000	7,001,640

City of Atlanta, 5.25% due 1/1/2020 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	5,000,000	5,870,950

City of Atlanta, 5.00% due 1/1/2021 (Hartsfield-Jackson Atlanta International Airport)	NR/A1	7,000,000	8,146,600

City of Atlanta, 5.50% due 1/1/2021 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	3,525,000	4,243,607

City of Atlanta, 5.00% due 1/1/2023 (Airport Passenger Facility)	A+/Aa3	1,000,000	1,197,880

City of Atlanta, 5.00% due 1/1/2024 (Airport Passenger Facility)	A+/A1	1,350,000	1,650,942

City of Atlanta, 5.00% due 1/1/2025 (Airport Passenger Facility)	A+/Aa3	1,645,000	1,979,017

City of Atlanta, 5.00% due 1/1/2025 (Airport Passenger Facility)	A+/A1	2,500,000	3,003,150

Development Authority of Bartow County, 2.70% due 8/1/2043 put 8/23/2018 (Georgia Power Co. Plant Bowen Project)	A/A3	6,000,000	6,195,900

Fulton County Development Authority, 5.00% due 10/1/2022 (Georgia Tech Athletic Association)	NR/A2	4,550,000	5,411,998

Fulton County Facilities Corp. COP, 5.00% due 11/1/2017 (Public Purpose Project)	AA-/Aa3	8,400,000	9,291,240

Fulton County Facilities Corp. COP, 5.00% due 11/1/2019 (Public Purpose Project)	AA-/Aa3	6,600,000	7,568,682

Georgia Municipal Electric Authority, 6.50% due 1/1/2017	A+/A1	370,000	387,157

Gwinnett County Hospital Authority, 5.00% due 7/1/2023 (Gwinnett Hospital System, Inc.; Insured: AGM)	NR/A2	5,000,000	5,581,950

Gwinnett County School District GO, 4.00% due 10/1/2015 (Educational Capital Building Program)	AAA/Aaa	10,000,000	10,288,500

LaGrange-Troup County Hospital Authority, 5.00% due 7/1/2018 (West Georgia Health Foundation, Inc.)	A+/Aa2	2,045,000	2,161,115

Main Street Natural Gas, Inc., 5.00% due 3/15/2015 (Georgia Gas)	A-/Baa2	2,000,000	2,016,480

Main Street Natural Gas, Inc., 5.00% due 3/15/2018 (Georgia Gas)	A-/Baa2	5,000,000	5,473,450

Municipal Electric Authority of Georgia, 6.60% due 1/1/2018 (Insured: Natl-Re)	AA-/A1	1,155,000	1,224,069

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Valdosta and Lowndes County Hospital Authority, 5.00% due 10/1/2022 (South Medical Center)	AA-/Aa2	1,500,000	1,752,840

Guam — 0.35%

Government of Guam, 5.25% due 12/1/2016	BBB+/NR	5,610,000	6,026,599

Government of Guam, 5.25% due 12/1/2017	BBB+/NR	2,000,000	2,217,060

Government of Guam, 5.50% due 12/1/2018	BBB+/NR	3,000,000	3,420,360

Government of Guam, 5.50% due 12/1/2019	BBB+/NR	2,000,000	2,321,620

Guam Government Waterworks Authority, 5.25% due 7/1/2020 (Water & Wastewater System Improvements)	A-/Ba1	300,000	341,904

Guam Government Waterworks Authority, 5.25% due 7/1/2022 (Water & Wastewater System Improvements)	A-/Ba1	1,050,000	1,214,125

Guam Government Waterworks Authority, 5.25% due 7/1/2023 (Water & Wastewater System Improvements)	A-/Ba1	645,000	751,606

Guam Power Authority, 5.00% due 10/1/2019 (Electric Power System; Insured: AGM)	AA/A2	1,000,000	1,153,400

Guam Power Authority, 5.00% due 10/1/2020 (Electric Power System; Insured: AGM)	AA/A2	1,500,000	1,755,885

Guam Power Authority, 5.00% due 10/1/2022 (Electric Power System; Insured: AGM)	AA/A2	5,015,000	5,992,624

Hawaii — 1.09%

City and County of Honolulu GO, 5.00% due 11/1/2019 (Capital Improvement Projects)	NR/Aa1	3,620,000	4,228,051

City and County of Honolulu GO, 5.00% due 11/1/2020 (Capital Improvement Projects)	NR/Aa1	8,265,000	9,805,927

City and County of Honolulu GO, 5.00% due 11/1/2021 (Capital Improvement Projects)	NR/Aa1	2,770,000	3,329,845

City and County of Honolulu GO, 5.00% due 11/1/2022 (Capital Improvement Projects)	NR/Aa1	1,750,000	2,133,075

City and County of Honolulu GO, 5.00% due 11/1/2022 (Capital Improvement Projects)	NR/Aa1	6,695,000	8,160,535

State of Hawaii GO, 5.00% due 11/1/2017 (Hawaiian Home Lands Settlement)	AA/Aa2	12,000,000	13,428,000

State of Hawaii GO, 5.00% due 11/1/2018 (Hawaiian Home Lands Settlement)	AA/Aa2	20,000,000	22,954,600

State of Hawaii GO, 5.00% due 12/1/2019 (Hawaiian Home Lands Settlement)	AA/Aa2	3,000,000	3,509,520

State of Hawaii GO, 5.00% due 12/1/2020 (Hawaiian Home Lands Settlement)	AA/Aa2	2,500,000	2,969,800

State of Hawaii GO, 5.00% due 12/1/2021 (Hawaiian Home Lands Settlement)	AA/Aa2	3,000,000	3,609,900

State of Hawaii GO, 5.00% due 12/1/2022 (Hawaiian Home Lands Settlement)	AA/Aa2	4,000,000	4,896,360

Idaho — 0.25%

Idaho Housing & Finance Association, 3.00% due 8/15/2015	NR/NR	650,000	661,395

Twin Falls Urban Renewal Agency, 5.15% due 8/1/2017	NR/NR	1,455,000	1,467,106

University of Idaho, 5.25% due 4/1/2041 put 4/1/2021	A+/Aa3	13,665,000	15,994,882

Illinois — 4.95%

Board of Education of the City of Chicago GO, 5.00% due 12/1/2018 (School District Capital Improvement Program) (State Aid Withholding)	A+/Baa1	3,000,000	3,289,620

Board of Education of the City of Chicago GO, 5.00% due 12/1/2019 (School District Capital Improvement Program) (State Aid Withholding)	A+/Baa1	2,000,000	2,203,940

Board of Education of the City of Chicago GO, 0% due 12/1/2020 (Educational Facilities; Insured: BHAC)	AA+/Aa1	12,000,000	10,061,040

Board of Education of the City of Chicago GO, 5.00% due 12/1/2020 (School District Capital Improvement Program) (State Aid Withholding)	A+/Baa1	2,500,000	2,757,375

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Chicago Housing Authority, 5.00% due 7/1/2015 (Housing Transformation Capital Program; Insured: AGM) (ETM)	NR/A2	8,460,000	8,663,717

Chicago Housing Authority, 5.00% due 7/1/2016 (Housing Transformation Capital Program; Insured: AGM) (ETM)	NR/A2	2,000,000	2,137,140

Chicago Midway International Airport, 5.00% due 1/1/2022	A-/A3	800,000	940,616

Chicago Midway International Airport, 5.00% due 1/1/2023	A-/A3	1,700,000	2,005,082

Chicago Midway International Airport, 5.00% due 1/1/2024	A-/A3	1,000,000	1,186,190

Chicago Park District GO, 5.00% due 1/1/2018 (Park District Capital Improvement Plan; Insured: Natl-Re)	AA+/A3	700,000	730,303

Chicago Park District GO, 5.00% due 1/1/2018 (Park District Capital Improvement Plan)	AA+/A3	1,150,000	1,278,386

Chicago School Reform Board of Trustees of the Board of Education GO, 5.25% due 12/1/2021 (School District Capital Improvement Program; Insured: Natl-Re)	AA-/A3	1,500,000	1,694,760

Chicago Transit Authority, 5.25% due 6/1/2017 (Federal Transit Program-Rail Systems; Insured: AGM)	A/A3	3,000,000	3,270,840

Chicago Transit Authority, 5.50% due 6/1/2018 (Federal Transit Program-Rail Systems; Insured: AGM)	A/A3	2,500,000	2,804,100

City of Chicago, 5.00% due 11/1/2015 (Water System Extensions & Improvements; Insured: AGM)	AA/A2	1,050,000	1,091,370

City of Chicago, 4.00% due 1/1/2018 (Wastewater Transmission System)	AA-/A3	1,475,000	1,599,977

City of Chicago, 5.00% due 1/1/2020 (Insured: AGM)	AAA/A2	1,320,000	1,349,528

City of Chicago, 5.50% due 1/1/2020 (Wastewater Transmission System; Insured: BHAC)	AA+/Aa1	1,250,000	1,397,700

City of Chicago, 5.00% due 1/1/2021 (Riverwalk Expansion Project; Insured: AGM)	AA+/Baa1	1,410,000	1,611,179

City of Chicago, 5.00% due 1/1/2023 (Chicago Midway Airport)	A-/A3	6,215,000	7,330,344

City of Chicago, 5.00% due 1/1/2023 (Riverwalk Expansion Project; Insured: AGM)	AA+/Baa1	1,000,000	1,151,290

City of Chicago, 5.25% due 1/1/2023 (O’Hare International Airport; Insured: AGM)	AA/A2	2,000,000	2,090,740

City of Chicago, 5.00% due 1/1/2024 (Chicago Midway Airport)	A-/A3	16,060,000	18,827,780

City of Chicago Board of Education GO, 6.25% due 1/1/2015 (Insured: Natl-Re)	NR/NR	465,000	465,000

City of Chicago Board of Education GO, 5.25% due 12/1/2017 (Chicago School Reform Board; Insured: Natl-Re)	AA-/A3	4,100,000	4,505,572

City of Chicago Board of Education GO, 5.00% due 12/1/2018 (Insured: Natl-Re)	AA-/A3	1,000,000	1,102,850

City of Chicago Building Acquisition Certificates GO, 5.40% due 1/1/2018 (Parking Facility Improvements; Insured: AGM)	AA/A2	1,620,000	1,626,367

City of Chicago GO, 0% due 1/1/2016 (City Colleges; Insured: Natl-Re)	AA-/A3	2,670,000	2,640,870

City of Chicago GO, 5.44% due 1/1/2018 (Transportation Infrastructure Capital Projects; Insured: Natl-Re)	AA-/A3	3,050,000	3,208,935

City of Chicago GO, 5.25% due 1/1/2021 (Public Infrastructure and Facility Improvements)	A+/Baa1	500,000	534,270

City of Chicago O’Hare International Airport, 5.00% due 1/1/2022 (O’Hare Modernization Program)	A-/A2	5,835,000	6,738,025

City of Mount Vernon GO, 4.00% due 12/15/2019 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	1,000,000	1,098,970

City of Mount Vernon GO, 4.00% due 12/15/2020 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	785,000	865,690

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Mount Vernon GO, 4.00% due 12/15/2021 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	1,640,000	1,783,516

City of Quincy, 5.00% due 11/15/2016 (Blessing Hospital)	A-/A3	1,750,000	1,868,090

City of Quincy, 5.00% due 11/15/2017 (Blessing Hospital)	A-/A3	500,000	546,165

City of Waukegan GO, 5.00% due 12/30/2019 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	1,935,000	2,185,370

City of Waukegan GO, 5.00% due 12/30/2020 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	1,000,000	1,137,930

City of Waukegan GO, 5.00% due 12/30/2021 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	2,100,000	2,399,082

City of Waukegan GO, 5.00% due 12/30/2022 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	1,000,000	1,149,770

Community College District No. 516 GO, 4.50% due 12/15/2020 (Waubonsee Community College)	NR/Aa1	1,325,000	1,521,259

Community College District No. 516 GO, 5.00% due 12/15/2021 (Waubonsee Community College)	NR/Aa1	6,175,000	7,345,039

Community Consolidated School District No. 146 GO, 9.00% due 12/1/2016 (Tinley Park; Insured: Natl-Re)	NR/Aa2	2,500,000	2,762,725

Community Consolidated School District No. 158 GO, 0% due 1/1/2017 (McHenry and Kane Counties; Insured: Natl-Re) (ETM)	NR/A3	95,000	93,476

Community Consolidated School District No. 158 GO, 0% due 1/1/2017 (McHenry and Kane Counties; Insured: Natl-Re)	NR/A3	1,090,000	1,045,190

Community Consolidated School District No. 93 GO, 2.00% due 1/1/2017 (Village of Carol Stream)	AA+/NR	370,000	378,495

Community High School District No. 127 GO, 9.00% due 2/1/2015 (Lake County-Grayslake School Bldg.; Insured: AGM)	AAA/A2	1,610,000	1,621,061

Community High School District No. 127 GO, 9.00% due 2/1/2016 (Lake County-Grayslake School Bldg.; Insured: AGM)	AAA/A2	1,890,000	2,053,806

Community High School District No. 127 GO, 9.00% due 2/1/2017 (Lake County-Grayslake School Bldg.; Insured: AGM)	AAA/A2	2,025,000	2,346,590

Community Unit School District No. 200 GO, 5.25% due 10/1/2023 (DuPage County Educational Facilities; Insured: FSA)	AA/Aa3	1,000,000	1,154,710

Community Unit School District No. 302 GO, 0% due 2/1/2021 (Kane & DeKalb Counties; Insured: Natl-Re)	NR/Aa3	3,165,000	2,723,198

Community Unit School District No. 428 GO, 0% due 1/1/2021 (DeKalb County)	AA-/Aa2	6,140,000	5,254,305

Cook County Community College District No. 508 GO, 5.00% due 12/1/2020 (City Colleges of Chicago)	AA/NR	720,000	832,867

Cook County Community College District No. 508 GO, 5.00% due 12/1/2021 (City Colleges of Chicago)	AA/NR	1,000,000	1,165,510

Cook County Community College District No. 508 GO, 5.00% due 12/1/2022 (City Colleges of Chicago)	AA/NR	1,250,000	1,470,213

Cook County Community College District No. 508 GO, 5.00% due 12/1/2023 (City Colleges of Chicago)	AA/NR	1,250,000	1,483,800

Cook County Township High School District No. 227 GO, 5.00% due 12/1/2018 (Rich Township Educational Facilities; Insured: AGM)	NR/Aa3	190,000	205,413

County of Cook GO, 5.00% due 11/15/2015 (Capital Improvement Plan; Insured: Natl-Re)	AA/A1	2,000,000	2,079,560

County of Cook GO, 5.00% due 11/15/2019 (Capital Improvement Plan)	AA/A1	3,690,000	4,178,482

County of Cook GO, 4.00% due 11/15/2020 (Capital Improvement Plan)	AA/A1	925,000	1,008,583

County of Cook GO, 5.00% due 11/15/2020 (Capital Improvement Plan)	AA/A1	3,590,000	4,114,284

County of Cook GO, 5.00% due 11/15/2020 (Capital Improvement Plan)	AA/A1	2,000,000	2,289,840

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

County of Cook GO, 4.00% due 11/15/2021 (Capital Improvement Plan)	AA/A1	2,000,000	2,182,560

County of Cook GO, 5.00% due 11/15/2021 (Capital Improvement Plan)	AA/A1	2,105,000	2,429,086

County of Cook GO, 5.00% due 11/15/2021 (Capital Improvement Plan)	AA/A1	5,000,000	5,769,800

County of Cook GO, 4.00% due 11/15/2022 (Capital Improvement Plan)	AA/A1	1,000,000	1,093,390

County of Cook GO, 5.00% due 11/15/2022 (Capital Improvement Plan)	AA/A1	1,500,000	1,745,910

County of Winnebago GO, 3.00% due 12/30/2015 (Public Safety)	NR/Aa2	1,035,000	1,062,997

Forest Preserve District of Cook County GO, 5.00% due 11/15/2021	AA/A1	1,500,000	1,763,235

Forest Preserve District of Kane County GO, 5.00% due 12/15/2015 (Insured: Natl-Re)	AA+/A3	2,780,000	2,903,793

Illinois Development Finance Authority, 0.01% due 5/1/2031 put 1/2/2015 (Evanston Northwestern Healthcare Corp.; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa2	9,300,000	9,300,000

Illinois Educational Facilities Authority, 4.75% due 3/1/2030 put 3/1/2017 (Art Institute of Chicago)	AA-/NR	3,030,000	3,226,223

Illinois Educational Facilities Authority, 5.00% due 3/1/2030 put 3/1/2017 (Art Institute of Chicago)	NR/A1	3,000,000	3,210,150

Illinois Educational Facilities Authority, 5.25% due 3/1/2034 put 3/1/2018 (Art Institute of Chicago)	NR/NR	3,500,000	3,835,685

Illinois Educational Facilities Authority, 3.40% due 11/1/2036 put 11/1/2017 (Field Museum of Natural History)	A/NR	1,300,000	1,350,700

Illinois Finance Authority, 4.00% due 4/1/2015 (Advocate Health Care)	AA/Aa2	3,000,000	3,028,740

Illinois Finance Authority, 5.25% due 5/15/2015 (Resurrection Health Care Corp.)	BBB+/Baa2	1,000,000	1,015,460

Illinois Finance Authority, 5.00% due 10/1/2015 (DePaul University)	NR/A2	1,000,000	1,035,060

Illinois Finance Authority, 5.00% due 11/1/2015 (Central DuPage Health)	AA/NR	5,000,000	5,181,650

Illinois Finance Authority, 5.25% due 12/1/2015 (Columbia College)	BBB+/NR	1,620,000	1,680,199

Illinois Finance Authority, 5.00% due 4/1/2016 (Advocate Health Care)	AA/Aa2	1,250,000	1,319,913

Illinois Finance Authority, 5.00% due 12/1/2016 (Columbia College)	BBB+/NR	1,710,000	1,820,569

Illinois Finance Authority, 5.00% due 11/1/2017 (Rush University Medical Center; Insured: Natl-Re)	AA-/A2	1,000,000	1,085,560

Illinois Finance Authority, 5.00% due 12/1/2017 (Columbia College)	BBB+/NR	1,395,000	1,509,864

Illinois Finance Authority, 5.50% due 11/1/2018 (Advocate Health Care)	AA/Aa2	1,000,000	1,145,870

Illinois Finance Authority, 5.25% due 5/1/2019 (Educational Advancement Fund, Inc.)	NR/Baa3	4,675,000	4,921,045

Illinois Finance Authority, 5.00% due 4/1/2020 (Advocate Health Care)	AA/Aa2	1,315,000	1,488,843

Illinois Finance Authority, 4.00% due 12/1/2021 (Trinity Health)	AA-/Aa2	1,000,000	1,099,160

Illinois Finance Authority, 5.00% due 8/1/2023 (Advocate Health Care)	AA/Aa2	565,000	679,746

Illinois Finance Authority, 5.00% due 8/1/2024 (Advocate Health Care)	AA/Aa2	800,000	966,328

Illinois Finance Authority, 5.00% due 11/1/2030 put 1/15/2020 (Advocate Health Care)	AA/Aa2	1,250,000	1,445,975

Illinois Finance Authority, 0.03% due 8/15/2032 put 1/2/2015 (Northwestern Memorial HealthCare and Cadence Health; SPA: Northern Trust Co.) (daily demand notes)	AA+/Aa2	3,000,000	3,000,000

Illinois Finance Authority, 2.625% due 2/1/2033 put 8/1/2015 (Peoples Gas Light & Coke Co.)	A/Aa3	9,500,000	9,616,945

Illinois Finance Authority, 4.30% due 6/1/2035 put 6/1/2016 (Peoples Gas Light & Coke Co.; Insured: AMBAC)	A/Aa3	2,350,000	2,465,737

Illinois Toll Highway Authority, 5.50% due 1/1/2015 (Insured: AGM)	NR/NR	5,000,000	5,000,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Illinois Toll Highway Authority, 5.00% due 1/1/2023	AA-/Aa3	4,000,000	4,791,520

	Illinois Toll Highway Authority, 5.00% due 1/1/2024	AA-/Aa3	6,500,000	7,854,795

[a]	Kane McHenry Cook & DeKalb Counties USD No. 300 GO, 0% due 12/1/2021 (Insured: AMBAC) (ETM)	NR/Aa3	765,000	677,522

	Kane McHenry Cook & DeKalb Counties USD No. 300 GO, 0% due 12/1/2021 (Insured: AMBAC)	NR/Aa3	1,235,000	1,040,475

	Lake County Community High School District No. 127 GO, 7.375% due 2/1/2020 (Grayslake; Insured: Syncora)	AAA/NR	1,000,000	1,260,830

	McHenry County Conservation District GO, 5.00% due 2/1/2021	AA+/Aa1	2,325,000	2,741,291

	McHenry County Conservation District GO, 5.00% due 2/1/2025	AA+/Aa1	2,000,000	2,430,040

	Metropolitan Pier & Exposition Authority, 0% due 6/15/2016 (McCormick Place Expansion; Insured: Natl-Re) (ETM)	AA-/NR	3,475,000	3,452,239

	Metropolitan Pier & Exposition Authority, 0% due 6/15/2016 (McCormick Place Expansion; Insured: Natl-Re)	AA-/Baa1	8,245,000	8,125,942

	Metropolitan Pier & Exposition Authority, 5.00% due 12/15/2020 (McCormick Place Expansion)	AAA/NR	4,000,000	4,675,040

	Peoria Tazewell Etc. Counties Community College District No. 514 GO, 4.25% due 12/1/2015 (ETM)	NR/NR	490,000	508,243

	Peoria Tazewell Etc. Counties Community College District No. 514 GO, 4.25% due 12/1/2015	AA+/Aa2	1,870,000	1,937,413

	Railsplitter Tobacco Settlement Authority, 5.00% due 6/1/2019	A/NR	22,000,000	24,948,880

	Railsplitter Tobacco Settlement Authority, 5.125% due 6/1/2019	A/NR	6,780,000	7,724,590

	Sangamon County Community USD No. 5 Ball-Chatham GO, 5.00% due 1/1/2015 (Insured: AGM) (ETM)	NR/NR	170,000	170,000

	Sangamon County Community USD No. 5 Ball-Chatham GO, 5.00% due 1/1/2015 (Insured: AGM)	NR/NR	2,040,000	2,040,000

	School District No. 122 GO, 0% due 1/1/2016 (Winnebago County-Harlem-Loves Park; Insured: AGM)	NR/A2	2,000,000	1,981,520

	School District No. 97 GO, 9.00% due 12/1/2018 (Village of Oak Park; Insured: Natl-Re)	NR/Aa2	4,000,000	5,100,880

	Southwestern Illinois Development Authority, 5.125% due 8/15/2016 (Anderson Hospital)	BBB-/Baa3	625,000	652,000

	State of Illinois, 5.00% due 6/15/2016 (Build Illinois Bond Retirement & Interest Fund)	AAA/NR	3,500,000	3,732,295

	Town of Cicero Cook County GO, 5.00% due 1/1/2018 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	2,375,000	2,605,470

	Town of Cicero Cook County GO, 5.00% due 1/1/2019 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	2,000,000	2,218,160

	Town of Cicero Cook County GO, 5.00% due 12/1/2019 (Economic Redevelopment)	A+/NR	1,070,000	1,196,506

	Town of Cicero Cook County GO, 5.00% due 1/1/2020 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	1,250,000	1,396,025

	Town of Cicero Cook County GO, 5.00% due 1/1/2021 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	1,250,000	1,400,913

	University of Illinois Board of Trustees COP, 5.00% due 10/1/2019 (Insured: AGM)	AA/Aa3	2,000,000	2,218,340

	Village of Bolingbrook, DuPage and Will Counties GO, 0% due 1/1/2016 (Insured: Natl-Re)	NR/A1	1,500,000	1,434,615

	Village of Bolingbrook, DuPage and Will Counties GO, 0% due 1/1/2017 (Insured: Natl-Re)	NR/A1	1,915,000	1,745,561

	Village of Broadview, 5.375% due 7/1/2015	NR/NR	1,195,000	1,198,155

	Village of Downers Grove GO, 3.00% due 1/1/2017	AAA/NR	970,000	1,008,519

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Village of Melrose Park, 5.20% due 7/1/2018 (Insured: Natl-Re)	AA-/A3	1,190,000	1,217,715

	Village of Tinley Park GO, 4.00% due 12/1/2022	AA+/NR	625,000	698,606

	Will County Community High School District No. 210 GO, 5.00% due 1/1/2015 (Lincoln-Way School Building; Insured: Natl-Re) (ETM)	NR/NR	750,000	750,000

	Will County Community High School District No. 210 GO, 5.00% due 1/1/2015 (Lincoln-Way School Building; Insured: Natl-Re/FGIC)	NR/NR	250,000	250,000

	Will County Valley View Community Unit School District No. 365 GO, 0% due 11/1/2018 (Insured: AGM)	AA/Aa2	3,370,000	3,150,579

	Indiana — 3.95%

	Allen County Jail Building Corp., 5.00% due 10/1/2015 (Insured: Syncora)	NR/Aa2	1,480,000	1,512,974

	Allen County Jail Building Corp., 5.00% due 10/1/2016 (Insured: Syncora)	NR/Aa2	1,520,000	1,598,736

	Allen County Redevelopment District, 5.00% due 11/15/2016	NR/A2	1,000,000	1,040,500

	Avon Community School Building Corp., 5.00% due 7/15/2017 (Insured: AMBAC) (State Aid Withholding)	A/NR	2,500,000	2,745,475

	Board of Trustees for the Vincennes University, 3.00% due 6/1/2015	NR/Aa3	1,000,000	1,010,410

	Board of Trustees for the Vincennes University, 4.00% due 6/1/2018	NR/Aa3	1,000,000	1,084,050

	Board of Trustees for the Vincennes University, 5.00% due 6/1/2020	NR/Aa3	1,000,000	1,169,120

	Brownsburg 1999 School Building Corp., 5.00% due 8/1/2017 (Cardinal, Delaware Trail, White Lick Elementary & Brownsburg Junior High Schools; Insured: AGM) (State Aid Withholding)	AA+/A2	1,000,000	1,027,220

	Brownsburg 1999 School Building Corp., 5.00% due 7/15/2018 (Harris Education Center and East Middle School; Insured: AGM) (State Aid Withholding)	AA+/NR	3,430,000	3,516,299

	Brownsburg 1999 School Building Corp., 5.00% due 8/1/2018 (Cardinal, Delaware Trail, White Lick Elementary & Brownsburg Junior High Schools; Insured: AGM) (State Aid Withholding)	AA+/A2	1,475,000	1,515,061

	City of Carmel Redevelopment Authority, 0% due 2/1/2015 (Performing Arts Center)	AA+/Aa1	1,575,000	1,574,590

[a]	City of Carmel Redevelopment Authority, 4.00% due 2/1/2015 (Road and Intersection Improvements)	AA+/NR	990,000	993,178

	City of Carmel Redevelopment Authority, 4.00% due 8/1/2015 (Road and Intersection Improvements)	AA+/NR	975,000	996,538

	City of Carmel Redevelopment Authority, 5.00% due 8/1/2021 (Road and Intersection Improvements)	AA+/NR	2,405,000	2,850,935

	City of Carmel Redevelopment Authority, 5.00% due 8/1/2022 (Road and Intersection Improvements)	AA+/NR	2,510,000	3,006,955

	City of Carmel Redevelopment District COP, 5.75% due 7/15/2022 (CFP Energy Center, LLC Installment Purchase Agreement)	NR/NR	3,570,000	4,045,060

	City of Fort Wayne, 4.25% due 8/1/2015 (Sewer Works Improvements)	NR/Aa3	1,780,000	1,820,887

	City of Fort Wayne, 2.00% due 12/1/2015 (Waterworks Utility Improvements)	NR/Aa3	1,145,000	1,163,320

	City of Fort Wayne, 2.00% due 12/1/2016 (Waterworks Utility Improvements)	NR/Aa3	1,160,000	1,187,492

	City of Fort Wayne, 2.00% due 12/1/2017 (Waterworks Utility Improvements)	NR/Aa3	1,175,000	1,203,893

	City of Whiting, 5.00% due 1/1/2016 (BP Products North America, Inc.)	A/A2	5,375,000	5,615,424

	Clay Multiple School Building Corp., 4.00% due 7/15/2015 (State Aid Withholding)	AA+/NR	1,000,000	1,018,250

	Clay Multiple School Building Corp., 5.00% due 7/15/2016 (State Aid Withholding)	AA+/NR	1,295,000	1,376,844

	Clay Multiple School Building Corp., 5.00% due 1/15/2017 (State Aid Withholding)	AA+/NR	1,000,000	1,077,780

	Crown Point Multi-School Building Corp., 0% due 1/15/2016 (Crown Point Community School Corp.; Insured: Natl-Re) (State Aid Withholding)	AA-/A3	5,685,000	5,655,154

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Duneland School Building Corp., 0% due 2/1/2020 (State Aid Withholding)	A/NR	2,970,000	2,601,868

Duneland School Building Corp., 0% due 8/1/2020 (State Aid Withholding)	A/NR	3,470,000	2,990,724

Duneland School Building Corp., 0% due 2/1/2021 (State Aid Withholding)	A/NR	2,770,000	2,339,514

Duneland School Building Corp., 0% due 8/1/2021 (State Aid Withholding)	A/NR	3,270,000	2,717,566

Evansville Vanderburgh Public Library Leasing Corp., 5.00% due 7/15/2015 (Insured: AMBAC) (ETM)	A+/NR	510,000	517,155

Fort Wayne Community Schools GO, 1.00% due 1/15/2015 (Renewal, Restoration & Safety Project) (State Aid Withholding)	AA+/NR	1,500,000	1,500,480

Indiana Bond Bank, 5.25% due 10/15/2016 (Special Gas Program)	NR/A3	1,545,000	1,656,982

Indiana Bond Bank, 5.00% due 10/15/2017 (Special Gas Program)	NR/A3	5,000,000	5,471,250

Indiana Bond Bank, 5.00% due 8/1/2021 (Columbus Learning Center)	AA/NR	1,300,000	1,518,686

Indiana Finance Authority, 5.00% due 5/1/2015 (Parkview Health Systems)	A+/A1	1,500,000	1,523,190

Indiana Finance Authority, 4.90% due 1/1/2016 (Indiana Power & Light Co.)	BBB+/A2	11,650,000	12,165,512

Indiana Finance Authority, 5.00% due 5/1/2016 (Parkview Health Systems)	A+/A1	3,090,000	3,274,411

Indiana Finance Authority, 5.00% due 7/1/2016 (Forensic & Health Science; Insured: Natl-Re) (ETM)	AA+/Aa1	1,030,000	1,099,978

Indiana Finance Authority, 5.00% due 9/15/2016 (Marian University Health Sciences)	BBB-/NR	1,500,000	1,548,945

Indiana Finance Authority, 5.00% due 5/1/2017 (Parkview Health Systems)	A+/A1	1,000,000	1,088,220

Indiana Finance Authority, 5.00% due 9/15/2017 (Marian University Health Sciences)	BBB-/NR	1,940,000	2,030,753

Indiana Finance Authority, 4.00% due 5/1/2018 (Community Health Network)	A/A2	2,820,000	3,039,481

Indiana Finance Authority, 5.25% due 7/1/2018 (Wabash Correctional Facilities)	AA+/Aa1	1,000,000	1,139,520

Indiana Finance Authority, 5.25% due 7/1/2018 (Rockville Correctional Facilities) (ETM)	AA+/Aa1	2,150,000	2,459,514

Indiana Finance Authority, 5.00% due 9/15/2018 (Marian University Health Sciences)	BBB-/NR	1,790,000	1,890,759

Indiana Finance Authority, 5.00% due 11/1/2018 (Indianapolis Airport)	AA+/Aa2	2,750,000	3,125,485

Indiana Finance Authority, 5.00% due 11/1/2018 (Sisters of St. Francis Health Services, Inc.)	NR/Aa3	1,250,000	1,422,175

Indiana Finance Authority, 5.00% due 5/1/2019 (Community Health Network)	A/A2	1,385,000	1,580,340

Indiana Finance Authority, 5.00% due 9/15/2019 (Marian University Health Sciences)	BBB-/NR	1,250,000	1,329,513

Indiana Finance Authority, 5.00% due 3/1/2020 (Indiana University Health System)	AA-/Aa3	5,000,000	5,842,500

Indiana Finance Authority, 5.00% due 5/1/2020 (Community Health Network)	A/A2	860,000	995,708

Indiana Finance Authority, 5.00% due 9/15/2020 (Marian University Health Sciences)	BBB-/NR	2,245,000	2,388,994

Indiana Finance Authority, 5.00% due 3/1/2021 (Indiana University Health System)	AA-/Aa3	9,880,000	11,608,210

Indiana Finance Authority, 5.00% due 5/1/2021 (Community Health Network)	A/A2	2,250,000	2,629,260

Indiana Finance Authority, 5.00% due 9/15/2021 (Marian University Health Sciences)	BBB-/NR	2,320,000	2,466,369

Indiana Finance Authority, 5.00% due 10/1/2021 (CWA Authority, Inc. Wastewater System Project)	AA/NR	500,000	594,170

Indiana Finance Authority, 5.00% due 3/1/2022 (Indiana University Health System)	AA-/Aa3	3,240,000	3,759,793

Indiana Finance Authority, 5.00% due 5/1/2022 (Community Health Network)	A/A2	1,230,000	1,441,474

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Indiana Finance Authority, 5.00% due 5/1/2022 (Parkview Regional Medical Center)	A+/A1	1,135,000	1,317,724

Indiana Finance Authority, 5.00% due 10/1/2023 (CWA Authority, Inc. Wastewater System Project)	AA/NR	1,000,000	1,209,110

Indiana Finance Authority, 5.00% due 10/1/2024 (CWA Authority, Inc. Wastewater System Project)	AA/NR	500,000	610,450

Indiana Finance Authority, 0.01% due 2/1/2037 put 1/2/2015 (Stadium Project; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa2	45,450,000	45,450,000

Indiana Finance Authority, 0.03% due 2/1/2037 put 1/2/2015 (Stadium Project; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa2	47,300,000	47,300,000

Indiana HFFA, 5.00% due 10/1/2027 put 6/1/2017 (Ascension Health)	NR/Aa3	7,100,000	7,826,046

Indianapolis Local Public Improvement Bond Bank, 5.00% due 1/1/2015 (Waterworks System; Insured: Natl-Re)	NR/NR	1,000,000	1,000,000

Indianapolis Local Public Improvement Bond Bank, 5.00% due 7/1/2015 (Waterworks System; Insured: Natl-Re)	AA-/A2	1,000,000	1,023,260

Indianapolis Local Public Improvement Bond Bank, 5.00% due 7/1/2016 (Wishard Complex-Myers Special Care Center Building; Insured: Natl-Re)	AA+/Aa1	1,030,000	1,053,639

IPS (Indianapolis Public Schools) Multi-School Building Corp., 5.50% due 7/15/2015 (Insured: Natl-Re)	AA/A3	1,690,000	1,738,080

IPS (Indianapolis Public Schools) Multi-School Building Corp., 5.00% due 7/15/2016 (Insured: Natl-Re)	AA/A3	5,000,000	5,340,550

Knox Middle School Building Corp., 0% due 1/15/2020 (Insured: Natl-Re) (State Aid Withholding)	AA-/A3	1,295,000	1,136,116

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2019 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,000,000	1,093,970

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2019 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,680,000	1,927,632

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2020 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,345,000	1,480,966

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2020 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,170,000	1,362,629

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2021 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,250,000	1,378,375

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2021 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,250,000	1,468,688

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2022 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,455,000	1,604,399

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2022 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,000,000	1,187,030

Madison Schools Lydia Middleton Building Corp., 5.00% due 7/15/2015 (Insured: Natl-Re) (State Aid Withholding) (ETM)	AA+/A3	630,000	638,663

Metropolitan School District of Pike Township GO, 3.00% due 1/15/2017 (College Park Ancillary Rooms) (State Aid Withholding)	AA+/NR	2,115,000	2,214,257

Mount Vernon of Hancock County Multi-School Building Corp., 5.00% due 7/15/2015 (Insured: Natl-Re) (State Aid Withholding) (ETM)	AA-/A3	445,000	456,539

Mount Vernon of Hancock County Multi-School Building Corp., 5.00% due 7/15/2015 (Insured: Natl-Re) (State Aid Withholding)	AA-/A3	140,000	141,931

Noblesville Redevelopment Authority, 5.00% due 8/1/2016 (146th Street Extension A) (ETM)	AA/NR	1,660,000	1,760,247

Perry Township Multischool Building Corp., 4.00% due 1/15/2018 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,083,590

Perry Township Multischool Building Corp., 3.00% due 1/10/2019 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,055,320

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Perry Township Multischool Building Corp., 4.00% due 7/10/2019 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,099,950

Perry Township Multischool Building Corp., 5.00% due 7/10/2020 (Educational Facilities) (State Aid Withholding)	AA+/NR	2,090,000	2,451,612

Perry Township Multischool Building Corp., 5.00% due 7/10/2021 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,188,450

Pike Township Multischool Building Corp., 4.00% due 1/15/2017 (Metropolitan School District of Pike Township) (State Aid Withholding)	AA+/NR	1,080,000	1,152,511

Plainfield Community High School Building Corp., 5.00% due 1/15/2015 (Insured: Natl-Re) (ETM)	AA+/A3	1,445,000	1,447,731

South Bend Community School Building Corp., 5.00% due 7/15/2016 (Insured: Natl-Re) (State Aid Withholding)	AA+/A3	1,785,000	1,908,879

Zionsville Community Schools Building Corp., 5.00% due 7/15/2019 (Insured: AGM) (State Aid Withholding)	AA/A2	1,100,000	1,276,308

Iowa — 0.73%

Des Moines Independent Community School District, 4.00% due 6/1/2019 (School Infrastructure; Insured: AGM)	AA/A2	3,870,000	4,261,566

Des Moines Independent Community School District, 4.00% due 6/1/2020 (School Infrastructure; Insured: AGM)	AA/A2	3,990,000	4,429,818

Des Moines Independent Community School District, 4.00% due 6/1/2021 (School Infrastructure; Insured: AGM)	AA/A2	4,125,000	4,582,339

Des Moines Independent Community School District, 4.00% due 6/1/2022 (School Infrastructure; Insured: AGM)	AA/A2	2,140,000	2,360,591

Iowa Finance Authority, 5.00% due 2/15/2015 (Iowa Health System; Insured: AGM)	NR/Aa3	2,100,000	2,111,718

Iowa Finance Authority, 5.00% due 2/15/2016 (Iowa Health System; Insured: AGM)	NR/Aa3	1,600,000	1,677,456

Iowa Finance Authority, 5.00% due 8/15/2016 (Iowa Health System; Insured: AGM)	NR/Aa3	1,500,000	1,601,955

Iowa Finance Authority, 5.00% due 2/15/2017 (Iowa Health System; Insured: AGM)	NR/Aa3	1,600,000	1,735,728

Iowa Finance Authority, 5.00% due 8/15/2017 (Iowa Health System; Insured: AGM)	NR/Aa3	990,000	1,092,109

Iowa Finance Authority, 5.00% due 2/15/2018 (Iowa Health System; Insured: AGM)	NR/Aa3	1,405,000	1,568,472

Iowa Finance Authority, 5.00% due 7/1/2022 (Genesis Health System)	NR/A1	1,735,000	2,036,491

Iowa Finance Authority, 5.00% due 7/1/2023 (Genesis Health System)	NR/A1	2,000,000	2,369,020

Iowa Finance Authority, 5.00% due 7/1/2024 (Genesis Health System)	NR/A1	2,350,000	2,758,077

Iowa Finance Authority, 0.03% due 2/15/2035 put 1/2/2015 (Iowa Health System; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	NR/Aa1	750,000	750,000

Iowa Finance Authority, 0.03% due 2/15/2035 put 1/2/2015 (Iowa Health System; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	NR/Aa1	19,710,000	19,710,000

Kansas — 0.15%

Kansas Development Finance Authority, 5.00% due 11/1/2015 (State Capitol, School of Pharmacy and Wildlife & Parks Projects)	AA-/Aa3	2,605,000	2,707,845

Kansas Development Finance Authority, 5.00% due 5/1/2018 pre-refunded 5/1/2015 (University of Kansas Housing System Project; Insured: AMBAC)	AA-/A1	1,400,000	1,422,596

Kansas Development Finance Authority, 5.00% due 12/1/2020 (New Jobs Training; Insured: BAM)	AA/NR	1,500,000	1,711,635

Leavenworth County GO, 4.00% due 3/1/2015 (KTA and KDOT Loans)	AA-/NR	1,040,000	1,046,417

Wyandotte County-Kansas City Unified Government, 5.00% due 9/1/2022 (Utility Systems Improvement)	A+/A3	2,000,000	2,356,960

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Wyandotte County-Kansas City Unified Government, 5.00% due 9/1/2023 (Utility Systems Improvement)	A+/A3	1,000,000	1,186,260

Wyandotte County-Kansas City Unified Government, 5.00% due 9/1/2024 (Utility Systems Improvement)	A+/A3	600,000	718,014

Kentucky — 0.51%

Jefferson County School District Finance Corp., 5.25% due 1/1/2016 (Insured: AGM)	AA/Aa2	2,145,000	2,252,486

Kentucky Economic DFA, 0% due 10/1/2019 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	5,000,000	4,419,500

Kentucky Economic DFA, 0% due 10/1/2020 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	9,600,000	8,195,424

Kentucky Economic DFA, 0% due 10/1/2021 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	2,885,000	2,373,461

Kentucky Economic DFA, 0% due 10/1/2023 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	4,195,000	3,157,073

Kentucky Economic DFA, 0.01% due 8/15/2038 put 1/2/2015 (Baptist Healthcare System; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	NR/Aa1	6,220,000	6,220,000

Kentucky Municipal Power Agency, 4.00% due 9/1/2015 (Insured: AGM)	AA/A2	2,955,000	3,025,536

Lexington-Fayette Urban County Government Public Facilities Corp., 5.00% due 6/1/2022 (Eastern State Hospital)	A+/Aa3	6,165,000	7,143,385

Louisiana — 3.23%

City of Bossier, 4.00% due 12/1/2018 (Public Improvements; Insured: AGM)	AA/Aa3	2,020,000	2,224,182

City of Bossier, 4.50% due 12/1/2021 (Public Improvements; Insured: AGM)	AA/Aa3	2,240,000	2,583,571

City of Lafayette, 4.00% due 11/1/2016 (Utilities System Improvements)	A+/A1	1,395,000	1,483,345

City of Lafayette, 5.00% due 11/1/2019 (Utilities System Improvements)	A+/A1	1,000,000	1,160,180

City of Monroe, 5.00% due 3/1/2017 pre-refunded 3/1/2015 (Garrett Road Economic Development; Insured: Radian)	NR/NR	1,155,000	1,163,085

City of New Orleans GO, 5.00% due 10/1/2016 (Audubon Park Aquarium)	A/NR	2,380,000	2,541,245

City of New Orleans GO, 4.00% due 10/1/2018 (Audubon Park Aquarium; Insured: AGM)	AA/NR	1,110,000	1,191,241

City of New Orleans GO, 5.00% due 12/1/2019 (Public Improvements; Insured: AGM)	BBB+/A3	3,080,000	3,496,108

City of New Orleans GO, 5.00% due 12/1/2020 (Public Improvements; Insured: AGM)	BBB+/A3	3,250,000	3,714,847

City of New Orleans GO, 5.00% due 12/1/2021 (Public Improvements; Insured: AGM)	BBB+/A3	5,700,000	6,552,948

City of Shreveport, 5.00% due 12/1/2020 (Water and Sewer System; Insured: BAM)	AA/A3	7,770,000	9,015,764

City of Shreveport, 5.00% due 12/1/2021 (Water and Sewer System; Insured: BAM)	AA/A3	8,185,000	9,569,083

City of Shreveport, 5.00% due 12/1/2022 (Water and Sewer System; Insured: BAM)	AA/A3	6,460,000	7,598,898

City of Shreveport, 5.00% due 12/1/2023 (Water and Sewer System; Insured: BAM)	AA/A3	4,245,000	5,030,962

City of Shreveport, 5.00% due 12/1/2024 (Water and Sewer System; Insured: BAM)	AA/A3	4,490,000	5,364,023

Consolidated Sales Tax District A of the Parish of LaFourche, 4.00% due 3/1/2021 (Roads, Bridges & Drainage Works)	A/NR	1,990,000	2,166,593

Consolidated Sales Tax District A of the Parish of LaFourche, 4.00% due 3/1/2022 (Roads, Bridges & Drainage Works)	A/NR	1,545,000	1,672,988

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2018 pre-refunded 2/1/2016 (Wastewater System Improvements; Insured: AGM)	AA/Aa3	3,000,000	3,152,430

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2023 (Wastewater System Improvements)	AA-/Aa3	450,000	541,841

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2024 (Wastewater System Improvements)	AA-/Aa3	1,000,000	1,215,890

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2025 (Wastewater System Improvements)	AA-/Aa3	700,000	855,393

Ernest N. Morial New Orleans Exhibition Hall Authority, 5.00% due 7/15/2020 (Convention Center)	NR/A1	1,000,000	1,161,510

Ernest N. Morial New Orleans Exhibition Hall Authority, 5.00% due 7/15/2021 (Convention Center)	NR/A1	780,000	914,105

Ernest N. Morial New Orleans Exhibition Hall Authority, 5.00% due 7/15/2022 (Convention Center)	NR/A1	1,000,000	1,187,030

Jefferson Sales Tax District Parish of Jefferson, 5.00% due 12/1/2018 (Sewerage Capital Project; Insured: AGM)	AA/A2	2,000,000	2,287,280

Louisiana Citizens Property Insurance Corp., 5.00% due 6/1/2015 (Insured: AMBAC)	A-/A3	10,265,000	10,468,760

Louisiana Energy & Power Authority, 5.00% due 1/1/2020 (Rodemacher Unit No. 2 Power)	A-/A3	1,000,000	1,153,390

Louisiana Energy & Power Authority, 5.00% due 1/1/2021 (Rodemacher Unit No. 2 Power)	A-/A3	1,000,000	1,164,520

Louisiana Energy & Power Authority, 5.00% due 6/1/2022 (LEPA Unit No. 1 Power; Insured: AGM)	AA/A2	1,000,000	1,200,620

Louisiana Energy & Power Authority, 5.00% due 1/1/2023 (Rodemacher Unit No. 2 Power)	A-/A3	1,415,000	1,667,818

Louisiana Energy & Power Authority, 5.00% due 6/1/2023 (LEPA Unit No. 1 Power; Insured: AGM)	AA/A2	750,000	907,763

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 3/1/2015 (Independence Stadium)	A/NR	1,000,000	1,007,030

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 3/1/2016 (Independence Stadium)	A/NR	1,000,000	1,046,040

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 10/1/2016 (Town of Vinton Public Power Authority; Insured: AGM)	AA/NR	1,000,000	1,047,700

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 3/1/2017 (Independence Stadium)	A/NR	1,265,000	1,358,382

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 10/1/2017 (Town of Vinton Public Power Authority; Insured: AGM)	AA/NR	1,000,000	1,064,150

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 3/1/2018 (Independence Stadium)	A/NR	1,000,000	1,097,100

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.50% due 10/1/2018 (Town of Vinton Public Power Authority; Insured: AGM)	AA/NR	1,000,000	1,094,020

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 12/1/2018 (Bossier Parish Community College - Campus Facilities, Inc. Project)	AA-/NR	2,655,000	2,911,632

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.50% due 10/1/2019 (Town of Vinton Public Power Authority; Insured: AGM)	AA/NR	1,000,000	1,101,970

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 12/1/2019 (Bossier Parish Community College - Campus Facilities, Inc. Project)	AA-/NR	1,310,000	1,447,380

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 12/1/2020 (Bossier Parish Community College - Campus Facilities, Inc. Project)	AA-/NR	1,200,000	1,409,292

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Louisiana Offshore Terminal Authority, 5.00% due 10/1/2018 (Deepwater Oil Port-Loop LLC)	BBB/NR	22,000,000	24,376,220

	Louisiana Offshore Terminal Authority, 2.125% due 10/1/2037 put 10/1/2015 (Deepwater Oil Port-Loop LLC)	BBB/A3	5,000,000	5,058,250

	Louisiana Offshore Terminal Authority, 2.20% due 10/1/2040 put 10/1/2017 (Deepwater Oil Port-Loop LLC)	BBB/NR	6,000,000	6,111,000

	Louisiana Public Facilities Authority, 5.00% due 5/15/2015 (Ochsner Clinic Foundation)	NR/Baa1	1,825,000	1,851,262

	Louisiana Public Facilities Authority, 5.75% due 7/1/2015 (Franciscan Missionaries of Our Lady Health System; Insured: AGM)	AA/A2	1,325,000	1,357,595

	Louisiana Public Facilities Authority, 2.875% due 11/1/2015 (Entergy Gulf States)	A-/A2	2,500,000	2,549,000

	Louisiana Public Facilities Authority, 5.00% due 5/15/2016 (Ochsner Clinic Foundation)	NR/Baa1	1,000,000	1,047,850

	Louisiana Public Facilities Authority, 5.00% due 5/15/2017 (Ochsner Clinic Foundation)	NR/Baa1	1,035,000	1,110,648

	Louisiana Public Facilities Authority, 5.00% due 5/15/2018 (Ochsner Clinic Foundation)	NR/Baa1	2,000,000	2,151,620

	Louisiana Public Facilities Authority, 5.00% due 6/1/2022 (Hurricane Recovery Program)	NR/Aa3	2,945,000	3,535,826

	Louisiana Public Facilities Authority, 5.00% due 6/1/2023 (Hurricane Recovery Program)	NR/Aa3	5,000,000	6,064,600

[a]	Louisiana State Office Facilities Corp., 3.75% due 3/1/2015 (State Capitol)	AA-/Aa3	5,000,000	5,029,400

	Louisiana State Office Facilities Corp., 5.00% due 5/1/2015 (State Capitol)	NR/Aa3	2,830,000	2,874,856

	Louisiana State Office Facilities Corp., 5.00% due 5/1/2016 (State Capitol)	NR/Aa3	1,000,000	1,058,250

	Louisiana State Office Facilities Corp., 5.00% due 5/1/2018 (State Capitol)	NR/Aa3	2,500,000	2,802,525

	Louisiana State Office Facilities Corp., 5.00% due 5/1/2021 (State Capitol)	NR/Aa3	4,595,000	5,231,683

	Parish of LaFourche, 5.00% due 1/1/2019 (Roads, Highways & Bridges)	AA-/NR	595,000	678,294

	Parish of LaFourche, 5.00% due 1/1/2022 (Roads, Highways & Bridges)	AA-/NR	415,000	492,074

	Parish of LaFourche, 5.00% due 1/1/2023 (Roads, Highways & Bridges)	AA-/NR	515,000	613,174

	Parish of Orleans School District GO, 5.00% due 9/1/2016 (Insured: AGM)	AA/Aa3	4,500,000	4,806,225

	Parish of Orleans School District GO, 5.00% due 9/1/2018 (Insured: AGM)	AA/Aa3	4,800,000	5,384,208

	Parish of Orleans School District GO, 5.00% due 9/1/2020 (Insured: AGM)	AA/Aa3	3,840,000	4,426,637

	Parish of Plaquemines Law Enforcement District GO, 5.00% due 9/1/2019	A+/NR	1,005,000	1,115,279

	Parish of Plaquemines Law Enforcement District GO, 5.00% due 9/1/2021	A+/NR	1,115,000	1,219,174

	Parish of St. Charles, 4.00% due 12/1/2040 put 6/1/2022 (Valero Energy Corp. Refinery)	BBB/Baa2	14,195,000	15,403,704

	Parish of St. Tammany Sales Tax District No. 3, 5.00% due 6/1/2017 pre-refunded 6/1/2016 (Public Works, Improvements and Facilities; Insured: CIFG)	AA-/NR	1,405,000	1,511,387

	Parish of Terrebonne Hospital Service District No. 1, 4.00% due 4/1/2015 (Terrebonne General Medical Center)	A+/A2	575,000	579,307

	Parish of Terrebonne Hospital Service District No. 1, 4.00% due 4/1/2017 (Terrebonne General Medical Center)	A+/A2	1,000,000	1,052,710

	Parish of Terrebonne Hospital Service District No. 1, 5.00% due 4/1/2018 (Terrebonne General Medical Center)	A+/A2	1,000,000	1,098,230

	Parish of Terrebonne Hospital Service District No. 1, 5.00% due 4/1/2019 (Terrebonne General Medical Center)	A+/A2	1,810,000	2,017,625

	Parish of Terrebonne Hospital Service District No. 1, 5.00% due 4/1/2021 (Terrebonne General Medical Center)	A+/A2	2,320,000	2,605,174

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Regional Transit Authority, 0% due 12/1/2015 (Streetcar Rail Lines; Insured: Natl-Re)	AA-/NR	1,490,000	1,480,971

Regional Transit Authority, 5.00% due 12/1/2017 (Streetcar Rail Lines; Insured: AGM)	AA/Aa3	755,000	838,352

Regional Transit Authority, 5.00% due 12/1/2019 (Streetcar Rail Lines; Insured: AGM)	AA/Aa3	1,000,000	1,151,760

Regional Transit Authority, 5.00% due 12/1/2021 (Streetcar Rail Lines; Insured: AGM)	AA/Aa3	1,000,000	1,151,720

Regional Transit Authority, 5.00% due 12/1/2022 (Streetcar Rail Lines; Insured: AGM)	AA/Aa3	1,110,000	1,285,069

State of Louisiana GO, 5.00% due 8/1/2017 (Insured: Natl-Re)	AA/Aa2	4,000,000	4,111,840

Maine — 0.21%

Maine Finance Authority, 3.80% due 11/1/2015 (Waste Management, Inc.)	A-/NR	3,440,000	3,542,031

Maine Governmental Facilities Authority, 5.00% due 10/1/2020 (Augusta & Machias Courthouses)	AA-/Aa3	1,245,000	1,460,534

Maine Governmental Facilities Authority, 5.00% due 10/1/2021 (Augusta & Machias Courthouses)	AA-/Aa3	1,315,000	1,559,708

Maine Governmental Facilities Authority, 5.00% due 10/1/2022 (Augusta & Machias Courthouses)	AA-/Aa3	1,175,000	1,408,672

Maine Governmental Facilities Authority, 5.00% due 10/1/2023 (Augusta & Machias Courthouses)	AA-/Aa3	1,445,000	1,748,436

Maine Health & Higher Educational Facilities Authority, 5.00% due 7/1/2035 pre-refunded 7/1/2015 (Bowdoin College) (State Aid Withholding)	NR/A1	5,175,000	5,299,097

Maryland — 0.62%

County of Montgomery GO, 0.01% due 6/1/2026 put 1/2/2015 (Consolidated Public Improvements; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AAA/Aaa	700,000	700,000

County of Montgomery GO, 0.03% due 6/1/2026 put 1/2/2015 (Consolidated Public Improvements; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AAA/Aaa	700,000	700,000

Howard County GO, 5.00% due 8/15/2015 (Consolidated Public Improvements)	AAA/Aaa	6,000,000	6,181,320

Maryland Economic Development Corp., 5.00% due 6/1/2021 (Public Health Laboratory)	AA+/Aa1	8,725,000	10,398,717

Maryland Economic Development Corp., 4.00% due 6/1/2022 (Public Health Laboratory)	AA+/Aa1	8,245,000	9,196,556

Montgomery County GO, 4.00% due 11/1/2015 (Consolidated Public Improvements)	AAA/Aaa	5,160,000	5,325,068

State of Maryland GO, 4.00% due 8/1/2015 (Public and Educational Facilities)	AAA/Aaa	1,000,000	1,022,520

Washington Suburban Sanitary District GO, 5.00% due 6/1/2015 (Water and Sewer System Projects)	AAA/Aaa	11,500,000	11,733,680

Massachusetts — 1.24%

Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2017	A/NR	2,540,000	2,744,953

Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2018	A/NR	2,825,000	3,108,093

Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2019	A/NR	2,765,000	3,071,168

Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2020	A/NR	2,965,000	3,358,337

City of Northampton GO, 5.125% due 10/15/2016 (Insured: Natl-Re)	NR/Aa2	1,585,000	1,607,222

Massachusetts Development Finance Agency, 3.45% due 12/1/2015 (Carleton-Willard Village)	A-/NR	590,000	598,325

Massachusetts Development Finance Agency, 5.25% due 10/1/2023 (Simmons College)	BBB+/Baa1	595,000	694,835

Massachusetts Development Finance Agency, 0.03% due 10/1/2042 put 1/2/2015 (Boston University; LOC: TD Bank, N.A.) (daily demand notes)	AAA/Aa1	420,000	420,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Massachusetts Development Finance Agency, 5.75% due 12/1/2042 pre-refunded 5/1/2019 (Dominion Energy Brayton Point Station Units 1 and 2)	BBB+/Baa2	2,000,000	2,383,760

Massachusetts Educational Financing Authority, 5.25% due 1/1/2016	AA/NR	2,450,000	2,564,415

Massachusetts Educational Financing Authority, 5.50% due 1/1/2017	AA/NR	1,800,000	1,959,624

Massachusetts Educational Financing Authority, 5.50% due 1/1/2018	AA/NR	11,170,000	12,503,921

Massachusetts Educational Financing Authority, 5.75% due 1/1/2020	AA/NR	7,500,000	8,769,600

Massachusetts Health & Educational Facilities Authority, 5.00% due 7/1/2015 (UMass Memorial Health Care)	BBB+/Ba1	2,625,000	2,675,636

Massachusetts Health & Educational Facilities Authority, 5.00% due 7/1/2018 (UMass Memorial Health Care)	BBB+/Ba1	4,290,000	4,677,387

Massachusetts Health & Educational Facilities Authority, 5.00% due 10/1/2019 (Berkshire Health Systems; Insured: AGM)	AA/A3	1,750,000	1,802,483

Massachusetts Health & Educational Facilities Authority, 0.03% due 7/1/2044 put 1/2/2015 (Baystate Medical Center; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	1,200,000	1,200,000

Massachusetts School Building Authority, 5.00% due 8/15/2027 pre-refunded 8/15/2015 (SMART Fund; Insured: Natl-Re)	AA+/Aa2	9,350,000	9,629,565

Massachusetts School Building Authority, 5.00% due 8/15/2030 pre-refunded 8/15/2015 (SMART Fund; Insured: AGM)	AA/Aa2	25,000,000	25,747,500

Michigan — 3.44%

Byron Center Michigan Public Schools, 4.00% due 5/1/2015 (Insured: Q-SBLF)	AA-/NR	1,985,000	2,009,217

Byron Center Michigan Public Schools, 4.00% due 5/1/2017 (Insured: AGM/Q-SBLF)	AA/NR	1,305,000	1,400,200

Byron Center Michigan Public Schools, 4.00% due 5/1/2018 (Insured: AGM/Q-SBLF)	AA/NR	1,935,000	2,116,174

Byron Center Michigan Public Schools, 4.00% due 5/1/2020 (Insured: AGM/Q-SBLF)	AA/NR	1,000,000	1,114,090

City of Battle Creek County of Calhoun GO, 5.00% due 5/1/2020 (Downtown Development; Insured: AMBAC)	AA/Aa3	3,200,000	3,500,800

City of Grand Haven, 5.50% due 7/1/2016 (Electric System; Insured: Natl-Re)	AA-/A3	3,890,000	4,096,131

County of Genesee GO, 3.00% due 11/1/2016 (Water Supply System; Insured: BAM)	AA/A2	615,000	637,995

County of Genesee GO, 5.00% due 11/1/2022 (Water Supply System; Insured: BAM)	AA/A2	600,000	687,018

Forest Hills Public Schools GO, 5.00% due 5/1/2020 (Insured: AGM)	AA/Aa2	7,490,000	7,609,915

Fraser Public School District GO, 5.00% due 5/1/2021 pre-refunded 5/1/2015 (School Building & Site; Insured: AGM/Q-SBLF)	AA/Aa2	1,000,000	1,016,180

Kalamazoo Hospital Finance Authority, 4.00% due 5/15/2015 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,735,000	1,756,028

Kalamazoo Hospital Finance Authority, 4.00% due 5/15/2016 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,850,000	1,926,368

Kalamazoo Hospital Finance Authority, 4.50% due 5/15/2017 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,830,000	1,972,758

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2018 (Bronson Methodist Hospital; Insured: AGM)	AA/A2	1,520,000	1,696,350

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2018 (Bronson Methodist Hospital; Insured: AGM)	AA/A2	2,500,000	2,790,050

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2020 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,735,000	2,012,947

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2021 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	2,350,000	2,697,635

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Livingston County GO, 4.00% due 5/1/2018 (Howell Public Schools; Insured: Q-SBLF)	AA-/NR	1,000,000	1,085,980

Livingston County GO, 4.00% due 5/1/2020 (Howell Public Schools; Insured: Q-SBLF)	AA-/NR	1,000,000	1,108,170

Livingston County GO, 4.00% due 5/1/2021 (Howell Public Schools; Insured: Q-SBLF)	AA-/NR	1,000,000	1,113,610

Livonia Public Schools School District GO, 4.00% due 5/1/2020 (School Building & Site)	A/A2	800,000	867,888

Livonia Public Schools School District GO, 5.00% due 5/1/2021 (School Building & Site)	A/A2	900,000	1,039,968

Michigan Finance Authority, 5.00% due 8/1/2019 (Ypsilanti Community Schools)	A+/NR	1,150,000	1,288,288

Michigan Finance Authority, 5.00% due 8/1/2020 (Ypsilanti Community Schools)	A+/NR	1,220,000	1,382,577

Michigan Finance Authority, 5.00% due 8/1/2021 (Ypsilanti Community Schools)	A+/NR	1,295,000	1,481,079

Michigan Finance Authority, 5.00% due 8/1/2022 (Ypsilanti Community Schools)	A+/NR	1,375,000	1,584,426

Michigan Municipal Bond Authority, 5.00% due 10/1/2020 (Clean Water Fund)	AAA/Aaa	505,000	522,549

Michigan State Hospital Finance Authority, 5.00% due 7/15/2015 (Oakwood Hospital)	A/A1	2,500,000	2,558,750

Michigan State Hospital Finance Authority, 5.50% due 11/15/2015 (Henry Ford Health System)	A-/A3	2,300,000	2,385,261

Michigan State Hospital Finance Authority, 5.00% due 7/15/2016 (Oakwood Hospital)	A/A1	1,205,000	1,280,770

Michigan State Hospital Finance Authority, 5.00% due 11/15/2016 (Ascension Health)	AA+/Aa2	3,330,000	3,601,395

Michigan State Hospital Finance Authority, 5.00% due 11/15/2017 (Sparrow Memorial Hospital)	A+/A1	1,500,000	1,631,880

Michigan State Hospital Finance Authority, 5.50% due 11/15/2017 (Henry Ford Health System)	A-/A3	1,530,000	1,678,609

Michigan State Hospital Finance Authority, 5.00% due 7/15/2018 (Oakwood Hospital)	A/A1	1,000,000	1,094,480

Michigan State Hospital Finance Authority, 5.50% due 11/15/2018 (Henry Ford Health System)	A-/A3	3,500,000	3,916,395

Michigan State Hospital Finance Authority, 6.00% due 12/1/2018 (Trinity Health)	AA-/Aa2	2,000,000	2,355,940

Michigan State Hospital Finance Authority, 5.00% due 7/15/2019 (Oakwood Hospital)	A/A1	2,000,000	2,180,020

Michigan State Hospital Finance Authority, 5.00% due 10/1/2026 put 6/1/2017 (Ascension Health)	NR/Aa3	12,140,000	13,366,019

Michigan State Hospital Finance Authority, 5.75% due 12/1/2034 put 12/1/2015 (Trinity Health)	AA-/Aa2	9,800,000	10,285,394

Michigan State Housing Development Authority, 5.00% due 4/1/2016 (Multi-Family Mtg Loan Financing)	AA/NR	655,000	665,185

Michigan State Housing Development Authority, 4.00% due 10/1/2016 (Multi-Family Mtg Loan Financing)	AA/NR	1,715,000	1,809,548

Michigan Strategic Fund, 5.00% due 10/15/2017 (Michigan House of Representatives Facilities; Insured: AGM)	AA/A1	2,000,000	2,216,140

Michigan Strategic Fund, 5.25% due 10/15/2019 (Michigan House of Representatives Facilities; Insured: AGM)	AA/A1	2,550,000	2,905,750

Michigan Strategic Fund, 5.25% due 10/15/2020 (Michigan House of Representatives Facilities; Insured: AGM)	AA/A1	4,025,000	4,580,128

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Michigan Strategic Fund, 5.50% due 8/1/2029 put 8/1/2016 (Detroit Edison Co. Exempt Facilities Project)	A/Aa3	5,160,000	5,487,247

Plymouth-Canton Community Schools GO, 4.00% due 5/1/2018 (Insured: Q-SBLF)	NR/Aa2	1,500,000	1,628,970

Plymouth-Canton Community Schools GO, 4.00% due 5/1/2019 (Insured: Q-SBLF)	NR/Aa2	1,000,000	1,098,040

Plymouth-Canton Community Schools GO, 5.00% due 5/1/2020 (Insured: Q-SBLF)	NR/Aa2	1,000,000	1,158,720

Romeo Community School District GO, 5.00% due 5/1/2018 (Insured: Natl-Re/Q-SBLF)	AA-/Aa2	3,050,000	3,096,756

Royal Oak Hospital Finance Authority, 5.25% due 8/1/2017 (William Beaumont Hospital Obligated Group)	A/A1	5,855,000	6,488,218

Royal Oak Hospital Finance Authority, 5.00% due 9/1/2020 (William Beaumont Hospital Obligated Group)	A/A1	1,200,000	1,404,288

Royal Oak Hospital Finance Authority, 5.00% due 9/1/2021 (William Beaumont Hospital Obligated Group)	A/A1	2,500,000	2,945,325

Royal Oak Hospital Finance Authority, 5.00% due 9/1/2023 (William Beaumont Hospital Obligated Group)	A/A1	1,240,000	1,476,257

Royal Oak Hospital Finance Authority, 5.00% due 9/1/2024 (William Beaumont Hospital Obligated Group)	A/A1	2,000,000	2,378,400

School District of the City of Dearborn GO, 3.00% due 5/1/2015 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa2	435,000	439,102

School District of the City of Dearborn GO, 3.00% due 5/1/2019 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa2	445,000	474,900

School District of the City of Dearborn GO, 4.00% due 5/1/2020 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa2	350,000	392,207

School District of the City of Dearborn GO, 4.00% due 5/1/2021 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa2	570,000	641,609

School District of the City of Dearborn GO, 4.00% due 5/1/2022 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa2	535,000	603,501

School District of the City of Dearborn GO, 4.00% due 5/1/2023 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa2	625,000	704,819

School District of the City of Detroit GO, 5.00% due 5/1/2020 (Wayne County School Building & Site; Insured: Q-SBLF)	AA-/Aa2	2,200,000	2,496,516

School District of the City of Detroit GO, 5.00% due 5/1/2021 (Wayne County School Building & Site; Insured: Q-SBLF)	AA-/Aa2	4,000,000	4,562,240

School District of the City of Detroit GO, 5.00% due 5/1/2022 (Wayne County School Building & Site; Insured: Q-SBLF)	AA-/Aa2	3,000,000	3,439,770

Sparta Area Schools, Counties of Kent and Ottawa GO, 4.00% due 5/1/2016 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,000,000	1,041,300

Sparta Area Schools, Counties of Kent and Ottawa GO, 5.00% due 5/1/2017 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,085,000	1,179,938

Sparta Area Schools, Counties of Kent and Ottawa GO, 5.00% due 5/1/2018 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,285,000	1,429,948

Sparta Area Schools, Counties of Kent and Ottawa GO, 5.00% due 5/1/2020 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,335,000	1,540,043

St. Johns Public Schools GO, 5.00% due 5/1/2021 (Insured: Natl-Re/FGIC/Q-SBLF)	AA-/Aa3	1,000,000	1,172,660

State Building Authority of the State of Michigan, 5.00% due 10/15/2015 (Higher Education Facilities Program)	A+/Aa3	4,000,000	4,150,080

State Building Authority of the State of Michigan, 5.00% due 10/15/2015 (Higher Education Facilities Program; Insured: AMBAC)	A+/Aa3	6,000,000	6,224,520

State Building Authority of the State of Michigan, 5.00% due 10/15/2016 (Higher Education Facilities Program)	A+/Aa3	6,305,000	6,791,494

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

State Building Authority of the State of Michigan, 5.50% due 10/15/2017 (Various Correctional Institutions, Higher Education and Other State Facilities)	A+/Aa3	4,150,000	4,668,791

State Building Authority of the State of Michigan, 5.00% due 10/15/2020 (Higher Education Facilities Program)	A+/Aa3	1,000,000	1,165,230

State Building Authority of the State of Michigan, 5.00% due 10/15/2021 (Higher Education Facilities Program)	A+/Aa3	1,000,000	1,178,530

State Building Authority of the State of Michigan, 5.00% due 10/15/2022 (Higher Education Facilities Program)	A+/Aa3	3,000,000	3,569,700

State Building Authority of the State of Michigan, 5.00% due 10/15/2023 (Higher Education Facilities Program)	A+/Aa3	7,715,000	9,258,309

Utica Community Schools County of Macomb GO, 4.00% due 5/1/2018 (Technology Infrastructure Improvements; Insured: Q-SBLF)	AA-/NR	1,725,000	1,873,316

Utica Community Schools County of Macomb GO, 4.00% due 5/1/2019 (Technology Infrastructure Improvements; Insured: Q-SBLF)	AA-/NR	9,925,000	10,898,047

Warren Consolidated School District GO, 4.00% due 5/1/2015 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,012,200

Warren Consolidated School District GO, 4.00% due 5/1/2017 (Insured: Q-SBLF)	AA-/NR	1,035,000	1,106,436

Warren Consolidated School District GO, 5.00% due 5/1/2018 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,118,460

Warren Consolidated School District GO, 5.00% due 5/1/2020 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,158,720

Warren Consolidated School District GO, 5.00% due 5/1/2021 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,172,660

Wayne County Airport Authority, 5.00% due 12/1/2017 (Detroit Metropolitan Airport; Insured: Natl-Re)	AA-/A2	1,000,000	1,110,200

Wayne County Airport Authority, 5.00% due 12/1/2017 (Detroit Metropolitan Airport)	A/A2	2,420,000	2,686,684

Wayne County Airport Authority, 5.00% due 12/1/2019 (Detroit Metropolitan Airport)	A/A2	12,645,000	14,486,997

Wayne County Airport Authority, 5.50% due 12/1/2019 (Detroit Metropolitan Airport)	A/A2	2,600,000	3,039,504

Wayne County Airport Authority, 5.50% due 12/1/2020 (Detroit Metropolitan Airport)	A/A2	4,395,000	5,221,304

Wayne County Airport Authority, 5.50% due 12/1/2020 (Detroit Metropolitan Airport)	A/A2	3,115,000	3,700,651

Western Townships Utilities Authority GO, 5.00% due 1/1/2015 (Sewage Disposal System)	NR/NR	1,870,000	1,870,000

Western Townships Utilities Authority GO, 5.00% due 1/1/2016 (Sewage Disposal System)	AA/NR	1,670,000	1,746,069

Western Townships Utilities Authority GO, 5.00% due 1/1/2017 (Sewage Disposal System)	AA/NR	1,500,000	1,626,315

Western Townships Utilities Authority GO, 5.00% due 1/1/2018 (Sewage Disposal System)	AA/NR	1,500,000	1,671,225

Minnesota — 1.56%

Cities of Minneapolis-St. Paul Metropolitan Airports Commission, 5.00% due 1/1/2017 (Insured: AMBAC)	AA-/NR	8,005,000	8,705,838

City of St. Cloud, 5.00% due 5/1/2015 (CentraCare Health System)	NR/A1	1,000,000	1,015,800

City of St. Cloud, 5.00% due 5/1/2016 (CentraCare Health System)	NR/A1	1,250,000	1,324,250

City of St. Cloud, 5.00% due 5/1/2017 (CentraCare Health System)	NR/A1	1,000,000	1,096,740

City of St. Cloud, 5.00% due 5/1/2017 (CentraCare Health System)	NR/A1	2,920,000	3,202,481

City of St. Cloud, 5.00% due 5/1/2018 (CentraCare Health System)	NR/A1	3,105,000	3,483,996

City of St. Cloud, 5.00% due 5/1/2019 (CentraCare Health System)	NR/A1	3,495,000	3,998,979

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of St. Cloud, 5.00% due 5/1/2020 (CentraCare Health System)	NR/A1	3,310,000	3,846,915

City of St. Paul Housing & Redevelopment Authority, 5.00% due 2/1/2018 (Gillette Children’s Specialty Healthcare Project)	A-/NR	1,255,000	1,372,769

City of St. Paul Housing & Redevelopment Authority, 5.25% due 2/1/2020 (Gillette Children’s Specialty Healthcare Project)	A-/NR	2,010,000	2,248,587

City of St. Paul Housing & Redevelopment Authority, 5.25% due 5/15/2021 (Regions Hospital)	A/A2	1,070,000	1,136,629

City of St. Paul Housing & Redevelopment Authority, 0.03% due 11/15/2035 put 1/2/2015 (Allina Health System; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	NR/Aa3	28,415,000	28,415,000

County of Clay GO, 3.00% due 4/1/2018 (State-Aid Road Improvements)	AA/NR	1,225,000	1,303,559

Eden Prairie ISD No. 272 GO, 4.00% due 2/1/2015 (Minnesota School District Credit Enhancement Program)	NR/Aa2	7,170,000	7,193,374

Le Sueur-Henderson ISD No. 2397 GO, 3.00% due 4/1/2021 (Minnesota School District Credit Enhancement Program)	AA+/NR	1,125,000	1,200,533

Minnesota Agricultural & Economic Development Board, 5.00% due 2/15/2015 (Essential Health; Insured: AGM)	AA/NR	1,335,000	1,342,209

Minnesota Agricultural & Economic Development Board, 5.00% due 2/15/2017 (Essential Health; Insured: AGM)	AA/NR	2,500,000	2,708,200

Minnesota Public Facilities Authority PCR, 5.25% due 3/1/2015	AAA/Aaa	1,000,000	1,008,600

Northern Municipal Power Agency, 5.00% due 1/1/2019 (Electric System)	A-/A3	5,000,000	5,699,950

Northern Municipal Power Agency, 5.00% due 1/1/2020 (Electric System)	A-/A3	3,500,000	4,062,345

Port Authority of the City of St. Paul, 5.00% due 12/1/2017 (Minnesota Andersen Office Building)	AA/Aa2	4,945,000	5,525,246

Port Authority of the City of St. Paul, 4.00% due 12/1/2018 (Minnesota Freeman Office Building)	AA/Aa2	3,925,000	4,338,106

Port Authority of the City of St. Paul, 5.00% due 12/1/2019 (Minnesota Freeman Office Building)	AA/Aa2	2,000,000	2,326,240

Port Authority of the City of St. Paul, 5.00% due 12/1/2020 (Minnesota Freeman Office Building)	AA/Aa2	2,675,000	3,156,179

Port Authority of the City of St. Paul, 5.00% due 12/1/2021 (Minnesota Andersen Office Building)	AA/Aa2	965,000	1,152,201

Port Authority of the City of St. Paul, 5.00% due 12/1/2022 (Minnesota Andersen Office Building)	AA/Aa2	1,250,000	1,512,075

State of Minnesota GO, 5.00% due 8/1/2015 (Educational and Recreational Facilities Improvements) (ETM)	NR/NR	165,000	169,658

State of Minnesota GO, 5.00% due 8/1/2015 (Educational and Recreational Facilities Improvements)	AA+/Aa1	9,835,000	10,113,822

Mississippi — 0.43%

City of Jackson GO, 5.00% due 10/1/2016 (Insured: AMBAC)	AA-/Aa2	1,500,000	1,547,970

Lamar County School District GO, 3.00% due 6/1/2016 (Educational and Performing Arts Capital Projects)	A/NR	1,800,000	1,859,976

Lamar County School District GO, 3.50% due 6/1/2017 (Educational and Performing Arts Capital Projects)	A/NR	1,700,000	1,802,051

Medical Center Educational Building, 4.00% due 6/1/2015 (University of Mississippi Medical Center)	AA-/Aa2	2,325,000	2,360,108

Medical Center Educational Building, 4.00% due 6/1/2016 (University of Mississippi Medical Center)	AA-/Aa2	3,300,000	3,453,054

Mississippi Development Bank, 4.75% due 7/1/2017 (Canton GO Public Improvement Project)	NR/NR	880,000	916,212

Mississippi Development Bank, 5.00% due 8/1/2018 (Department of Corrections)	AA-/NR	4,910,000	5,518,840

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Mississippi Development Bank, 5.00% due 1/1/2020 (MDOT-Harrison County Highway)	AA-/Aa3	1,500,000	1,748,835

Mississippi Development Bank, 5.00% due 1/1/2020 (MDOT-Madison County Highway)	AA-/Aa3	1,000,000	1,165,890

Mississippi Development Bank, 5.00% due 1/1/2021 (MDOT-Harrison County Highway)	AA-/Aa3	2,500,000	2,954,625

Mississippi Development Bank, 5.00% due 1/1/2021 (MDOT-Madison County Highway)	AA-/Aa3	2,000,000	2,363,700

Mississippi Development Bank, 5.00% due 1/1/2022 (MDOT-Harrison County Highway)	AA-/Aa3	1,000,000	1,195,780

Mississippi Development Bank, 5.00% due 1/1/2022 (MDOT-Madison County Highway)	AA-/Aa3	1,000,000	1,195,780

Mississippi Development Bank, 5.00% due 1/1/2023 (MDOT-Harrison County Highway)	AA-/Aa3	1,500,000	1,804,110

Mississippi Development Bank, 5.00% due 1/1/2023 (MDOT-Madison County Highway)	AA-/Aa3	1,250,000	1,503,425

Missouri — 1.66%

Cass County COP, 4.00% due 5/1/2015	A/NR	1,000,000	1,011,030

Cass County COP, 4.00% due 5/1/2018	A/NR	2,255,000	2,408,002

Cass County COP, 4.50% due 5/1/2019	A/NR	1,270,000	1,389,545

Cass County COP, 5.00% due 5/1/2020	A/NR	2,255,000	2,549,255

Cass County COP, 5.00% due 5/1/2021	A/NR	1,750,000	1,955,433

City of Lee’s Summit GO, 3.00% due 4/1/2015	NR/Aa1	1,275,000	1,284,206

Jackson County, 4.00% due 12/1/2016 (Parking Facility Projects)	NR/Aa3	500,000	532,130

Jackson County, 4.00% due 12/1/2017 (Parking Facility Projects)	NR/Aa3	500,000	543,305

Jackson County, 4.00% due 12/1/2019 (Parking Facility Projects)	NR/Aa3	500,000	555,925

Jackson County, 4.00% due 12/1/2021 (Parking Facility Projects)	NR/Aa3	1,000,000	1,115,730

Kansas City IDA, 5.00% due 9/1/2018 (Kansas City Redevelopment District) (ETM)	NR/NR	695,000	793,558

Kansas City IDA, 5.00% due 9/1/2018 (Kansas City Redevelopment District)	AA-/A1	1,305,000	1,469,626

Kansas City Municipal Assistance Corp., 5.00% due 4/15/2018 (Bartle Music Hall and Municipal Auditorium Parking Garage; Insured: Natl-Re)	AA/A1	1,000,000	1,112,410

Kansas City Municipal Assistance Corp., 0% due 4/15/2021 (H. Roe Bartle Convention Center & Infrastructure Project; Insured: AMBAC)	AA-/A1	10,055,000	8,625,782

Kansas City Municipal Assistance Corp., 0% due 4/15/2022 (H. Roe Bartle Convention Center & Infrastructure Project; Insured: AMBAC)	AA-/A1	5,040,000	4,173,725

Missouri Development Finance Board, 4.00% due 6/1/2015 (City of Independence Electric System Projects)	A/NR	1,000,000	1,014,420

Missouri Development Finance Board, 4.00% due 6/1/2016 (City of Independence Electric System Projects)	A/NR	1,560,000	1,627,798

Missouri Development Finance Board, 5.00% due 6/1/2017 (City of Independence Electric System Projects)	A/NR	1,525,000	1,654,030

Missouri Development Finance Board, 5.00% due 6/1/2018 (City of Independence Electric System Projects)	A/NR	1,705,000	1,887,367

Missouri Development Finance Board, 4.00% due 6/1/2019 (City of Independence Electric System Projects)	A/NR	1,000,000	1,077,530

Missouri Development Finance Board, 5.00% due 6/1/2019 (City of Independence Electric System Projects)	A/NR	1,790,000	2,003,816

Missouri Development Finance Board, 4.00% due 6/1/2020 (City of Independence Electric System Projects)	A/NR	1,265,000	1,364,707

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Missouri Development Finance Board, 5.00% due 6/1/2020 (City of Independence Electric System Projects)	A/NR	1,000,000	1,129,280

	Missouri Development Finance Board, 4.00% due 6/1/2021 (City of Independence Electric System Projects)	A/NR	2,465,000	2,661,929

	Missouri Development Finance Board, 4.00% due 6/1/2022 (City of Independence Electric System Projects)	A/NR	3,155,000	3,408,788

	Missouri Development Finance Board, 0.03% due 12/1/2033 put 1/2/2015 (The Nelson Gallery Foundation; SPA: Northern Trust Co.) (daily demand notes)	AAA/Aaa	15,620,000	15,620,000

	Missouri Health & Educational Facilities Authority, 4.00% due 4/1/2015 (Webster University)	NR/A2	2,155,000	2,175,774

	Missouri Health & Educational Facilities Authority, 4.00% due 4/1/2016 (Webster University)	NR/A2	1,685,000	1,760,555

	Missouri Health & Educational Facilities Authority, 5.00% due 5/15/2017 (Children’s Mercy Hospital)	A+/NR	1,000,000	1,083,050

	Missouri Health & Educational Facilities Authority, 5.00% due 5/15/2019 (Children’s Mercy Hospital)	A+/NR	1,000,000	1,126,130

	Missouri Health & Educational Facilities Authority, 5.00% due 5/15/2020 (Children’s Mercy Hospital)	A+/NR	1,000,000	1,130,220

	Missouri Health & Educational Facilities Authority, 0.03% due 9/1/2030 put 1/2/2015 (Washington University; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	12,600,000	12,600,000

	Missouri Health and Educational Facilities Authority, 0.03% due 9/1/2030 put 1/2/2015 (Washington University; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	2,910,000	2,910,000

	Platte County, 4.00% due 4/1/2017 (Community & Resource Centers)	NR/A1	1,500,000	1,580,250

	Platte County, 4.00% due 4/1/2018 (Community & Resource Centers)	NR/A1	2,110,000	2,248,289

	Platte County, 5.00% due 4/1/2019 (Community & Resource Centers)	NR/A1	2,000,000	2,226,840

	Platte County, 5.00% due 4/1/2021 (Community & Resource Centers)	NR/A1	2,440,000	2,773,499

	Southeast Missouri State University, 4.00% due 4/1/2015 (City of Cape Girardeau Campus System Facilities)	A/NR	600,000	605,634

	Southeast Missouri State University, 5.00% due 4/1/2016 (City of Cape Girardeau Campus System Facilities)	A/NR	750,000	791,220

[a]	Southeast Missouri State University, 5.00% due 4/1/2018 (City of Cape Girardeau Campus System Facilities)	A/NR	1,165,000	1,301,538

	Southeast Missouri State University, 5.00% due 4/1/2020 (City of Cape Girardeau Campus System Facilities)	A/NR	2,825,000	3,256,349

	Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2019 (State Aid Withholding)	AA+/NR	1,615,000	1,789,775

	Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2020 (State Aid Withholding)	AA+/NR	1,600,000	1,793,888

	Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2021 (State Aid Withholding)	AA+/NR	2,055,000	2,321,780

	Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2022 (State Aid Withholding)	AA+/NR	3,300,000	3,731,508

	St. Louis Municipal Finance Corp., 5.00% due 2/15/2015 (City Justice Center)	A/A1	1,250,000	1,256,913

	St. Louis Municipal Finance Corp., 5.00% due 2/15/2016 (City Justice Center)	A/A1	2,065,000	2,161,167

	St. Louis Municipal Finance Corp., 5.00% due 2/15/2017 (City Justice Center)	A/A1	2,000,000	2,151,000

	St. Louis Municipal Finance Corp., 5.00% due 2/15/2018 (City Justice Center)	A/A1	3,865,000	4,242,533

	Montana — 0.24%

	City of Forsyth PCR, 0.02% due 1/1/2018 put 1/2/2015 (PacifiCorp; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	A+/Aa3	17,475,000	17,475,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Nevada — 1.14%

Carson City, 4.00% due 9/1/2015 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	1,000,000	1,019,080

Carson City, 4.00% due 9/1/2016 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	1,045,000	1,090,813

Carson City, 5.00% due 9/1/2019 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	1,000,000	1,121,280

Carson City, 5.00% due 9/1/2020 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	1,000,000	1,133,910

Carson City, 5.00% due 9/1/2022 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	2,450,000	2,793,465

City of Las Vegas COP, 5.00% due 9/1/2016 (City Hall)	AA-/Aa3	4,000,000	4,263,920

City of Las Vegas COP, 5.00% due 9/1/2017 (City Hall)	AA-/Aa3	4,300,000	4,704,845

City of Las Vegas COP, 5.00% due 9/1/2018 (City Hall)	AA-/Aa3	4,000,000	4,450,520

City of Las Vegas GO, 7.00% due 4/1/2017 (Performing Arts Center)	AA/Aa2	1,825,000	2,075,463

City of Las Vegas GO, 7.00% due 4/1/2018 (Performing Arts Center)	AA/Aa2	2,095,000	2,486,325

City of Reno, 5.25% due 6/1/2016 (Washoe Medical Center; Insured: AGM)	AA/A2	1,100,000	1,165,637

City of Reno, 5.25% due 6/1/2018 (Washoe Medical Center; Insured: AGM)	AA/A2	1,000,000	1,121,820

Clark County GO, 5.00% due 11/1/2017 (Southern Nevada Water Authority; Insured: AMBAC)	AA/Aa1	1,310,000	1,418,311

Clark County GO, 5.00% due 3/1/2019 pre-refunded 3/1/2015 (University Medical Center of Southern Nevada; Insured: Natl-Re)	AA/Aa1	1,850,000	1,864,985

Clark County GO, 5.00% due 3/1/2020 pre-refunded 3/1/2015 (University Medical Center of Southern Nevada; Insured: Natl-Re)	AA/Aa1	2,130,000	2,147,253

Clark County Improvement District, 5.00% due 12/1/2015 (Insured: AMBAC)	BBB+/NR	1,610,000	1,661,665

Las Vegas Clark County Library District GO, 5.00% due 1/1/2018	AA/Aa2	6,535,000	7,295,347

Las Vegas Clark County Library District GO, 5.00% due 1/1/2019	AA/Aa2	3,000,000	3,422,460

Las Vegas Convention & Visitors Authority, 5.25% due 7/1/2015 (Insured: AMBAC)	A+/A1	4,845,000	4,963,993

Las Vegas Convention & Visitors Authority, 5.00% due 7/1/2019 (Insured: AMBAC)	A+/A1	6,000,000	6,139,440

Las Vegas Valley Water District GO, 5.00% due 6/1/2016	AA+/Aa2	1,000,000	1,064,860

Las Vegas Valley Water District GO, 5.00% due 6/1/2017	AA+/Aa2	1,050,000	1,156,932

Las Vegas Valley Water District GO, 5.00% due 6/1/2019	AA+/Aa2	1,000,000	1,150,870

Las Vegas Valley Water District GO, 5.00% due 6/1/2020	AA+/Aa2	4,255,000	4,978,222

Las Vegas Valley Water District GO, 5.00% due 6/1/2020	AA+/Aa2	5,080,000	5,943,448

Las Vegas Valley Water District GO, 5.00% due 6/1/2021	AA+/Aa2	5,000,000	5,916,150

State of Nevada GO, 5.00% due 12/1/2021 (Municipal Bond Bank Project Nos. R-9A through R-13F; Insured: AGM)	AA/Aa2	1,095,000	1,116,484

University and Community College System of Nevada, 5.00% due 7/1/2016 pre-refunded 7/1/2015 (Reno Campus Library Facility; Insured: AGM)	AA/Aa2	370,000	378,947

Washoe County GO, 5.00% due 7/1/2021 (Reno-Sparks Convention & Visitors Authority)	AA/Aa2	1,700,000	1,984,631

Washoe County GO, 5.00% due 7/1/2022 (Reno-Sparks Convention & Visitors Authority)	AA/Aa2	2,500,000	2,892,350

New Hampshire — 0.47%

New Hampshire Health and Education Facilities Authority, 5.00% due 10/1/2016 (Southern New Hampshire Medical Center)	A-/NR	1,260,000	1,342,984

New Hampshire Health and Education Facilities Authority, 5.00% due 10/1/2017 (Southern New Hampshire Medical Center)	A-/NR	1,000,000	1,093,490

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	New Hampshire Health and Education Facilities Authority, 0.03% due 6/1/2031 put 1/2/2015 (Dartmouth College; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	8,500,000	8,500,000

	New Hampshire Health and Education Facilities Authority, 0.08% due 7/1/2033 put 1/2/2015 (University System of New Hampshire; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	NR/Aa3	880,000	880,000

	New Hampshire Municipal Bond Bank, 5.00% due 8/15/2016 (Insured: Natl-Re)	AA-/A1	2,985,000	3,206,576

	New Hampshire Municipal Bond Bank, 5.00% due 8/15/2017 (Insured: Natl-Re)	AA-/A1	3,130,000	3,476,084

	New Hampshire Municipal Bond Bank, 5.25% due 8/15/2020	AA/Aa3	1,000,000	1,194,860

	New Hampshire Municipal Bond Bank, 5.25% due 8/15/2022	AA/Aa3	2,770,000	3,406,851

	New Hampshire Turnpike System, 5.00% due 2/1/2016	A+/A1	3,000,000	3,152,460

	New Hampshire Turnpike System, 5.00% due 2/1/2017	A+/A1	2,425,000	2,640,243

	New Hampshire Turnpike System, 5.00% due 2/1/2018	A+/A1	1,295,000	1,450,801

	New Hampshire Turnpike System, 5.00% due 2/1/2020	A+/A1	1,000,000	1,163,820

	New Hampshire Turnpike System, 5.00% due 2/1/2021	A+/A1	1,260,000	1,481,647

	State of New Hampshire, 5.00% due 9/1/2015 (I-93 Salem to Manchester Project)	AA/A2	825,000	851,309

	New Jersey — 2.21%

	Burlington County Bridge Commission, 3.00% due 12/1/2015 (County Governmental Loan Program)	AA/Aa2	1,245,000	1,276,287

	Burlington County Bridge Commission, 3.00% due 12/1/2016 (County Governmental Loan Program)	AA/Aa2	1,000,000	1,045,430

	Burlington County Bridge Commission, 5.00% due 12/1/2018 (County Governmental Loan Program)	AA/Aa2	1,000,000	1,142,400

	Camden County Improvement Authority, 5.00% due 7/1/2015 (Cooper Medical School)	A+/A2	2,990,000	3,058,172

	Camden County Improvement Authority, 5.00% due 7/1/2016 (Cooper Medical School)	A+/A2	3,040,000	3,229,514

	City of Jersey City GO, 4.00% due 8/1/2020 (Qualified General Improvement; Insured: BAM) (State Aid Withholding)	AA/A1	2,650,000	2,916,722

	City of Jersey City GO, 4.00% due 8/1/2021 (Qualified General Improvement; Insured: BAM) (State Aid Withholding)	AA/A1	2,805,000	3,091,587

	City of Jersey City GO, 5.00% due 8/1/2022 (Qualified General Improvement; Insured: BAM) (State Aid Withholding)	AA/A1	2,530,000	2,962,200

	City of Jersey City GO, 5.00% due 8/1/2023 (Qualified General Improvement; Insured: BAM) (State Aid Withholding)	AA/A1	2,455,000	2,886,859

[a]	City of Paterson, 4.25% due 6/15/2015 (City Capital Projects; Insured: AGM) (State Aid Withholding) (ETM)	NR/A2	1,275,000	1,299,034

	City of Paterson GO, 3.50% due 3/15/2017 (Debt Restructuring & City Capital Projects) (State Aid Withholding)	NR/A2	950,000	991,002

	County of Essex GO, 4.00% due 6/1/2016	NR/Aa2	500,000	525,475

	County of Hudson COP, 6.25% due 12/1/2016 (Correctional Facility Lease-Purchase; Insured: Natl-Re)	AA-/A3	550,000	599,588

	Essex County Improvement Authority, 5.50% due 10/1/2024 (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re)	NR/Aa2	5,000,000	6,341,350

	Gloucester County Improvement Authority, 2.125% due 12/1/2029 put 12/1/2017 (Waste Management, Inc. Project)	A-/NR	2,000,000	2,069,020

	Hudson County Improvement Authority, 4.75% due 10/1/2015 (Hudson County Lease Project; Insured: AGM)	AA/Aa3	2,000,000	2,062,380

	Hudson County Improvement Authority, 4.75% due 10/1/2016 (Hudson County Lease Project; Insured: AGM)	AA/Aa3	3,155,000	3,359,949

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Hudson County Improvement Authority, 4.75% due 10/1/2017 (Hudson County Lease Project; Insured: AGM)	AA/Aa3	4,065,000	4,428,695

Hudson County Improvement Authority, 4.75% due 10/1/2018 (Hudson County Lease Project; Insured: AGM)	AA/Aa3	2,000,000	2,215,240

Hudson County Improvement Authority, 4.75% due 10/1/2019 (Hudson County Lease Project; Insured: AGM)	AA/Aa3	4,390,000	4,913,112

Hudson County Improvement Authority, 5.375% due 10/1/2020 (Hudson County Lease Project; Insured: AGM)	AA/Aa3	2,020,000	2,350,593

Middlesex County Improvement Authority, 5.00% due 9/15/2015 (Parks, Open Space, Playgrounds for Public Recreation)	AAA/Aa2	500,000	517,035

Monmouth County Improvement Authority, 5.00% due 12/1/2016 (Insured: AMBAC)	NR/NR	1,000,000	1,072,500

New Jersey EDA, 5.00% due 12/15/2016 (School Facilities Construction)	A-/A2	10,950,000	11,774,754

New Jersey EDA, 5.00% due 9/1/2018 pre-refunded 9/1/2015 (School Facilities Construction; Insured: Natl-Re)	AA+/A2	3,000,000	3,096,630

New Jersey EDA, 5.50% due 12/15/2019 (School Facilities Construction; Insured: AMBAC)	A-/A2	5,525,000	6,370,546

New Jersey EDA, 5.00% due 9/1/2020 (School Facilities Construction)	A-/A2	500,000	567,900

New Jersey EDA, 5.00% due 6/15/2022 (School Facilities Construction)	A-/A2	8,000,000	9,200,080

New Jersey EDA, 5.00% due 3/1/2023 (School Facilities Construction)	A-/A2	8,015,000	9,197,533

New Jersey EDA, 5.00% due 6/15/2023 (School Facilities Construction)	A-/A2	2,000,000	2,300,580

New Jersey EDA, 5.75% due 9/1/2023 (School Facilities Construction)	A-/A2	5,505,000	6,388,222

New Jersey EDA, 5.00% due 6/15/2024 (School Facilities Construction)	A-/A2	4,250,000	4,897,785

New Jersey EDA, 5.00% due 3/1/2025 (School Facilities Construction)	A-/A2	4,575,000	5,137,588

New Jersey Educational Facilities Authority, 5.00% due 9/1/2016 (Higher Education Capital Improvement; Insured: AGM)	AA/A2	675,000	695,851

New Jersey Health Care Facilities Financing Authority, 5.00% due 7/1/2023 (Virtua Health Issue)	A+/NR	535,000	638,218

New Jersey Health Care Facilities Financing Authority, 5.00% due 7/1/2024 (Virtua Health Issue)	A+/NR	1,000,000	1,195,930

New Jersey Higher Educational Assistance Authority, 5.00% due 12/1/2017	AA/Aa2	1,910,000	2,114,370

New Jersey Higher Educational Assistance Authority, 5.00% due 12/1/2018	AA/Aa2	3,000,000	3,360,180

New Jersey Higher Educational Assistance Authority, 5.25% due 12/1/2019	AA/Aa2	5,650,000	6,490,381

New Jersey Transit Corp., 5.00% due 9/15/2021 (Urban Public Transportation Capital Improvement)	A/A3	3,395,000	3,917,456

New Jersey Transit Corp. COP, 5.00% due 9/15/2019 pre-refunded 9/15/2015 (Multi-Level Rail Cars and Parts; Insured: Natl-Re)	AA-/A3	975,000	1,008,530

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2019 (State Transportation System)	A-/A2	1,000,000	1,125,440

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2019 pre-refunded 6/15/2015 (State Transportation System; Insured: AGM)	AA+/NR	1,450,000	1,481,871

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2020 (State Transportation System)	A-/A2	1,000,000	1,131,350

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2021 (State Transportation System)	A-/A2	2,360,000	2,693,232

New Jersey Transportation Trust Fund Authority, 5.25% due 12/15/2022 (State Transportation System)	A-/A2	2,000,000	2,326,320

New Jersey Transportation Trust Fund Authority, 5.25% due 12/15/2023 (State Transportation System; Insured: AMBAC)	A-/A2	3,545,000	4,162,291

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2024 (State Transportation System)	A-/A2	1,660,000	1,892,583

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Ocean Township Municipal Utility Authority, 6.00% due 8/1/2017 (Insured: Natl-Re)	AA-/A3	2,065,000	2,200,464

Passaic Valley Sewer Commissioners GO, 5.625% due 12/1/2018 (Sewer System)	NR/A2	1,210,000	1,385,716

Passaic Valley Sewer Commissioners GO, 5.75% due 12/1/2019 (Sewer System)	NR/A2	2,000,000	2,335,860

Passaic Valley Sewer Commissioners GO, 5.75% due 12/1/2020 (Sewer System)	NR/A2	2,800,000	3,322,480

Passaic Valley Sewer Commissioners GO, 5.75% due 12/1/2021 (Sewer System)	NR/A2	1,000,000	1,204,580

Township of Plainsboro GO, 4.00% due 5/1/2015 (General Improvement)	NR/Aa1	1,000,000	1,012,500

Township of Wayne GO, 2.00% due 2/15/2018 (General Improvements and Water Utility System)	AA+/Aaa	1,295,000	1,333,902

New Mexico — 0.90%

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2016 pre-refunded 7/1/2015 (San Juan-Chama Drinking Water Project; Insured: AMBAC)	AA+/Aa2	1,800,000	1,843,524

Albuquerque Municipal School District No. 12 GO, 5.00% due 8/1/2019 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	2,300,000	2,677,591

Albuquerque Municipal School District No. 12 GO, 5.00% due 8/1/2021 pre-refunded 8/1/2016 (Educational Facilities) (State Aid Withholding)	AA/Aa1	2,425,000	2,601,079

City of Farmington PCR, 1.875% due 6/1/2032 put 9/1/2017 (El Paso Electric Co.-Four Corners Project)	BBB/Baa1	3,000,000	3,027,390

City of Gallup PCR, 5.00% due 8/15/2016 (Tri-State Generation and Transmission Assoc., Inc.; Insured: AMBAC)	A/A3	2,500,000	2,564,900

City of Santa Fe, 4.50% due 5/15/2022 (El Castillo Retirement Residences)	BBB-/NR	2,585,000	2,666,764

Incorporated County of Los Alamos, 5.50% due 6/1/2017	AA+/A1	2,365,000	2,634,208

Incorporated County of Los Alamos, 5.50% due 6/1/2018	AA+/A1	2,205,000	2,525,695

New Mexico Educational Assistance Foundation, 4.00% due 9/1/2017 (Student Loans)	NR/Aaa	6,000,000	6,498,780

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2018 (Student Loans)	AAA/Aaa	5,000,000	5,717,850

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2021 (Student Loans)	AAA/Aaa	3,000,000	3,503,730

New Mexico Finance Authority, 3.00% due 6/15/2015 (State Highway Infrastructure Projects)	AAA/Aa1	900,000	911,781

Regents of New Mexico State University, 5.00% due 4/1/2020 (Corbett Center Student Union & NMSU Golf Course)	AA/Aa3	3,095,000	3,629,197

Regents of New Mexico State University, 5.00% due 4/1/2021 (Corbett Center Student Union & NMSU Golf Course)	AA/Aa3	1,845,000	2,196,436

Regents of New Mexico State University, 5.00% due 4/1/2022 (Corbett Center Student Union & NMSU Golf Course)	AA/Aa3	1,250,000	1,507,525

Santa Fe Public School District GO, 3.00% due 8/1/2015 (District School Building and Renovation Program) (State Aid Withholding)	AA/Aa1	1,000,000	1,016,520

State of New Mexico, 5.00% due 7/1/2015 (Statewide Capital Project Funding)	AA/Aa1	8,200,000	8,399,096

State of New Mexico, 5.00% due 7/1/2016 (Statewide Capital Project Funding)	AA/Aa1	10,265,000	10,975,235

New York — 12.27%

Amherst Development Corp., 5.00% due 10/1/2015 (Student Housing; Insured: AGM)	AA/A2	2,035,000	2,103,925

City of Long Beach School District GO, 3.50% due 5/1/2022 (Insured: AGM) (State Aid Withholding)	AA/Aa2	1,600,000	1,714,144

City of New York GO, 5.00% due 8/1/2017 pre-refunded 8/1/2015 (City Budget Financial Management)	NR/NR	990,000	1,017,958

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of New York GO, 5.00% due 8/1/2017 (City Budget Financial Management)	NR/Aa2	10,000	10,278

City of New York GO, 0.03% due 8/1/2021 put 1/2/2015 (City Budget Financial Management; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	2,900,000	2,900,000

City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	9,000,000	10,700,910

City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	3,000,000	3,566,970

City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	7,775,000	9,244,397

City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	7,350,000	8,739,076

City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	6,625,000	7,938,340

City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	3,000,000	3,594,720

City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	13,075,000	15,666,988

City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	20,000,000	23,964,800

City of New York GO, 5.00% due 4/1/2023 pre-refunded 4/1/2015 (City Budget Financial Management)	NR/NR	6,090,000	6,163,933

City of New York GO, 5.00% due 8/1/2023 (City Budget Financial Management)	AA/Aa2	9,520,000	11,535,765

City of New York GO, 5.00% due 8/1/2023 (City Budget Financial Management)	AA/Aa2	12,985,000	15,734,444

City of New York GO, 5.00% due 8/1/2024 (City Budget Financial Management)	AA/Aa2	40,145,000	49,222,186

City School District of the City of Rome GO, 5.00% due 6/15/2017 (Insured: Natl-Re) (State Aid Withholding)	NR/Aa3	1,635,000	1,669,678

Erie County Individual Development Agency, 5.00% due 5/1/2015 (Buffalo School District) (ETM)	NR/NR	1,395,000	1,417,613

Erie County Individual Development Agency, 5.00% due 5/1/2015 (Buffalo School District)	AA/Aa2	1,605,000	1,631,145

Erie County Individual Development Agency, 5.00% due 5/1/2016 (Buffalo School District) (ETM)	NR/NR	4,090,000	4,344,848

Erie County Individual Development Agency, 5.00% due 5/1/2016 (Buffalo School District)	AA/Aa2	4,705,000	4,996,851

Erie County Individual Development Agency, 5.00% due 5/1/2017 (Buffalo School District)	AA/Aa2	7,265,000	7,986,778

Erie County Individual Development Agency, 5.00% due 5/1/2018 (Buffalo School District)	AA/Aa2	5,000,000	5,649,400

Metropolitan Transportation Authority, 5.00% due 11/15/2020	AA/NR	2,000,000	2,371,340

Metropolitan Transportation Authority, 5.00% due 11/15/2020	AA-/A2	12,955,000	15,212,797

Metropolitan Transportation Authority, 5.00% due 11/15/2021	AA-/A2	24,325,000	28,883,505

Monroe County Industrial Development Corp., 5.00% due 6/1/2018 (St. John Fisher College)	BBB+/NR	1,425,000	1,571,433

Monroe County Industrial Development Corp., 5.00% due 6/1/2019 (St. John Fisher College)	BBB+/NR	1,030,000	1,153,034

Monroe County Industrial Development Corp., 5.00% due 6/1/2022 (St. John Fisher College)	BBB+/NR	2,000,000	2,279,040

Nassau County IDA, 5.25% due 3/1/2018 (New York Institute of Technology)	BBB+/Baa2	1,260,000	1,383,833

Nassau County IDA, 5.25% due 3/1/2020 (New York Institute of Technology)	BBB+/Baa2	1,715,000	1,939,871

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York City Health and Hospital Corp. GO, 5.00% due 2/15/2019 (Healthcare Facilities Improvements)	A+/Aa3	2,700,000	3,092,094

New York City Health and Hospital Corp. GO, 5.00% due 2/15/2021 (Healthcare Facilities Improvements)	A+/Aa3	2,615,000	3,010,231

New York City Health and Hospitals Corp. GO, 5.00% due 2/15/2020 (Healthcare Facilities Improvements)	A+/Aa3	10,000,000	11,621,600

New York City Housing Development Corp., 0.80% due 11/1/2015 (Multi-Family Housing)	AA+/Aa2	1,820,000	1,820,783

New York City Municipal Water Finance Authority, 0.04% due 6/15/2035 put 1/2/2015 (Water & Sewer System; SPA: Bayerische Landesbank) (daily demand notes)	AAA/Aa1	79,055,000	79,055,000

New York City Municipal Water Finance Authority, 0.03% due 6/15/2043 put 1/2/2015 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa2	15,800,000	15,800,000

New York City Municipal Water Finance Authority, 0.02% due 6/15/2045 put 1/2/2015 (Water & Sewer System; SPA: CalPERS) (daily demand notes)	AAA/Aa1	31,050,000	31,050,000

New York City Municipal Water Finance Authority, 0.03% due 6/15/2048 put 1/2/2015 (Water & Sewer System; SPA: Mizuho Bank, Ltd.) (daily demand notes)	AA+/Aa2	1,200,000	1,200,000

New York City Municipal Water Finance Authority, 0.03% due 6/15/2048 put 1/2/2015 (Water & Sewer System; SPA: Mizuho Bank, Ltd.) (daily demand notes)	AA+/Aa2	3,200,000	3,200,000

New York City Municipal Water Finance Authority, 0.03% due 6/15/2050 put 1/2/2015 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa2	8,600,000	8,600,000

New York City Municipal Water Finance Authority, 0.03% due 6/15/2050 put 1/2/2015 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa2	65,950,000	65,950,000

New York City Transitional Finance Authority, 5.00% due 11/1/2015 (City Capital Projects & WTC Recovery Costs) (ETM)	NR/NR	3,630,000	3,774,982

New York City Transitional Finance Authority, 5.00% due 11/1/2015 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	1,370,000	1,425,225

New York City Transitional Finance Authority, 5.00% due 7/15/2016 (School Financing Act) (State Aid Withholding)	AA/Aa2	3,155,000	3,373,074

New York City Transitional Finance Authority, 5.00% due 11/1/2016 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	5,000,000	5,424,150

New York City Transitional Finance Authority, 5.00% due 11/1/2016 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	12,680,000	13,755,644

New York City Transitional Finance Authority, 5.00% due 11/1/2017 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	1,000,000	1,040,250

New York City Transitional Finance Authority, 5.00% due 1/15/2018 (School Financing Act) (State Aid Withholding)	AA/Aa2	4,865,000	5,446,124

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	2,000,000	2,295,980

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	1,500,000	1,721,985

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	11,730,000	13,465,923

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	3,075,000	3,530,069

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	1,645,000	1,888,444

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	12,725,000	14,608,173

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York City Transitional Finance Authority, 0.03% due 11/1/2022 put 1/2/2015 (City Capital Projects & WTC Recovery Costs; SPA: Royal Bank of Canada) (daily demand notes)	AAA/Aa1	1,285,000	1,285,000

New York City Transitional Finance Authority, 0.03% due 11/1/2036 put 1/2/2015 (City Capital Projects; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	11,600,000	11,600,000

New York City Transitional Finance Authority, 0.01% due 11/1/2042 put 1/2/2015 (School Financing Act; SPA: Barclays Bank plc) (daily demand notes)	AAA/Aa1	60,655,000	60,655,000

New York State Dormitory Authority, 5.25% due 5/15/2015 (State University of New York Educational Facilities; Insured: Natl-Re/IBC)	AA-/Aa2	3,580,000	3,647,841

New York State Dormitory Authority, 5.25% due 8/15/2015 (Presbyterian Hospital; Insured: AGM/FHA)	AA/A2	1,780,000	1,792,389

New York State Dormitory Authority, 5.50% due 2/15/2017 (Mental Health Services Facilities)	AA/NR	5,000,000	5,513,600

New York State Dormitory Authority, 5.25% due 5/15/2017 (Court Facilities Lease; Insured: AMBAC)	AA-/Aa2	4,945,000	5,450,379

New York State Dormitory Authority, 5.50% due 2/15/2018 (Mental Health Services Facilities)	AA/NR	5,280,000	6,011,174

New York State Dormitory Authority, 2.25% due 4/1/2018 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	4,800,000	4,971,888

New York State Dormitory Authority, 5.00% due 4/1/2018 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	325,000	366,301

New York State Dormitory Authority, 5.00% due 10/1/2018 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	2,500,000	2,853,200

New York State Dormitory Authority, 5.00% due 10/1/2018 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	1,395,000	1,584,092

New York State Dormitory Authority, 5.00% due 10/1/2018 (School Districts Financing Program) (State Aid Withholding)	AA-/NR	2,520,000	2,864,585

New York State Dormitory Authority, 5.00% due 4/1/2019 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	610,000	702,476

New York State Dormitory Authority, 5.00% due 7/1/2019 (New York Department of Health Projects; Insured: Natl-Re)	AA/Aa2	6,975,000	7,002,063

New York State Dormitory Authority, 5.00% due 10/1/2019 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	2,100,000	2,443,014

New York State Dormitory Authority, 5.00% due 10/1/2019 (School Districts Financing Program) (State Aid Withholding)	AA-/NR	2,645,000	3,061,878

New York State Dormitory Authority, 5.00% due 10/1/2019 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	1,585,000	1,832,846

New York State Dormitory Authority, 5.00% due 12/15/2019 (Metropolitan Transportation Authority Service Contract)	AAA/Aa1	60,000,000	70,296,600

New York State Dormitory Authority, 5.00% due 4/1/2020 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	1,000,000	1,170,950

New York State Dormitory Authority, 5.00% due 7/1/2020 (NYSARC, Inc. Developmental Disability Programs)	NR/Aa2	1,000,000	1,157,500

New York State Dormitory Authority, 5.00% due 8/15/2020 pre-refunded 2/15/2015 (Mental Health Services Facilities; Insured: Natl-Re) (State Aid Withholding)	AA-/A3	10,000	10,059

New York State Dormitory Authority, 5.00% due 8/15/2020 (Mental Health Services Facilities; Insured: Natl-Re) (State Aid Withholding)	AA/A3	2,095,000	2,107,423

New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program; Insured: AGM)	AA/NR	1,250,000	1,475,200

New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	2,100,000	2,478,336

New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program) (State Aid Withholding)	AA-/NR	2,775,000	3,258,738

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	1,000,000	1,173,720

New York State Dormitory Authority, 5.00% due 4/1/2021 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	450,000	533,151

New York State Dormitory Authority, 5.00% due 10/1/2021 (School Districts Financing Program; Insured: AGM)	AA/NR	1,100,000	1,313,114

New York State Dormitory Authority, 5.00% due 10/1/2021 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	750,000	890,085

New York State Dormitory Authority, 5.00% due 10/1/2021 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	1,250,000	1,492,175

New York State Dormitory Authority, 5.00% due 10/1/2022 (School Districts Financing Program; Insured: AGM)	AA/NR	1,800,000	2,167,920

New York State Dormitory Authority, 5.00% due 10/1/2022 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	300,000	361,320

New York State Dormitory Authority, 5.00% due 2/15/2023 (Mental Health Services Facilities; Insured: Natl-Re) (State Aid Withholding)	AA/A3	2,000,000	2,011,860

New York State Dormitory Authority, 5.00% due 10/1/2023 (School Districts Financing Program; Insured: AGM)	AA/NR	2,500,000	3,040,975

New York State Dormitory Authority, 5.25% due 10/1/2023 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A1	2,000,000	2,400,060

New York State Dormitory Authority, 5.00% due 10/1/2024 (School Districts Financing Program; Insured: AGM)	AA/NR	2,000,000	2,458,860

New York State Energy Research & Development Authority, 2.25% due 12/1/2015 (New York Electric & Gas Corp.)	BBB+/A3	5,000,000	5,066,800

New York State Environmental Facilities Corp., 4.00% due 11/15/2017 (Water Pollution Control & Drinking Water Projects)	AAA/Aaa	2,095,000	2,121,146

New York State Environmental Facilities Corp., 4.00% due 11/15/2018 (Water Pollution Control & Drinking Water Projects)	AAA/Aaa	2,170,000	2,193,935

New York State Housing Finance Agency, 0.875% due 11/1/2015 (2012 Affordable Housing Projects; Insured: SONYMA)	NR/Aa2	3,100,000	3,112,307

New York State Housing Finance Agency, 0.95% due 5/1/2016 (2012 Affordable Housing Projects; Insured: SONYMA)	NR/Aa2	2,700,000	2,718,792

New York State Thruway Authority, 4.00% due 3/15/2015 (Highway, Bridge, Multi-Modal and MTA Projects)	AAA/Aa1	2,000,000	2,015,860

New York State Thruway Authority, 5.00% due 4/1/2017 pre-refunded 10/1/2015 (Second General Highway & Bridge Trust; Insured: Natl-Re)	AA-/A3	345,000	357,524

New York State Thruway Authority, 5.00% due 4/1/2017 (Second General Highway & Bridge Trust; Insured: Natl-Re)	AA/A3	2,255,000	2,334,196

New York State Thruway Authority, 5.00% due 5/1/2019 (Multi-Year Highway and Bridge Capital Program)	A-/A3	5,000,000	5,739,900

New York State Thruway Authority, 5.00% due 1/1/2020 (Governor Thomas E. Dewey Thruway)	A/A2	2,000,000	2,340,200

New York State Thruway Authority, 5.00% due 1/1/2021 (Governor Thomas E. Dewey Thruway)	A/A2	2,500,000	2,959,300

New York State Thruway Authority, 5.00% due 1/1/2022 (Governor Thomas E. Dewey Thruway)	A/A2	3,000,000	3,593,820

New York State Thruway Authority, 5.00% due 1/1/2024 (Governor Thomas E. Dewey Thruway)	A/A2	1,000,000	1,216,560

New York State Thruway Authority, 5.00% due 3/15/2024 (Highway, Bridge, Multi-Modal and MTA Projects)	AAA/Aa1	18,300,000	21,518,787

New York State Thruway Authority, 5.00% due 1/1/2025 (Governor Thomas E. Dewey Thruway)	A/A2	2,000,000	2,447,920

Patchogue-Medford Union Free School District GO, 4.25% due 10/1/2015 (Insured: MBIA) (State Aid Withholding)	AA-/A3	1,000,000	1,028,140

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Port Authority 148th GO, 5.00% due 8/15/2017 (Insured: AGM)	AA/Aa3	4,725,000	5,252,688

Port Authority of New York and New Jersey GO, 5.00% due 12/1/2019 (Port Authority Facilities Capital Projects; Insured: AGM)	AA/Aa3	1,000,000	1,029,450

Suffolk County Economic Development Corp., 5.00% due 7/1/2020 (Catholic Health Services)	BBB+/Baa1	5,000,000	5,807,350

Suffolk County Economic Development Corp., 5.00% due 7/1/2021 (Catholic Health Services)	BBB+/Baa1	5,000,000	5,838,800

Suffolk County Economic Development Corp., 5.00% due 7/1/2022 (Catholic Health Services)	BBB+/Baa1	5,000,000	5,732,850

Suffolk County IDA Civic Facilities GO, 5.25% due 3/1/2019 (New York Institute of Technology)	BBB+/Baa2	1,400,000	1,410,766

Tobacco Settlement Financing Corp., 5.00% due 6/1/2018	AA/NR	3,725,000	4,210,107

Triborough Bridge and Tunnel Authority, 5.00% due 11/15/2021 (MTA Bridges & Tunnels)	AA-/Aa3	5,140,000	6,205,625

Triborough Bridge and Tunnel Authority, 0.03% due 1/1/2032 put 1/2/2015 (MTA Bridges & Tunnels; LOC: CalPERS) (daily demand notes)	AA-/Aa1	1,130,000	1,130,000

Triborough Bridge and Tunnel Authority, 0.03% due 1/1/2032 put 1/2/2015 (MTA Bridges & Tunnels; LOC: CalSTRS) (daily demand notes)	AA-/Aa1	2,435,000	2,435,000

United Nations Development Corp., 5.00% due 7/1/2016 (One, Two and Three U.N. Plaza Project)	NR/A1	3,400,000	3,626,236

United Nations Development Corp., 5.00% due 7/1/2017 (One, Two and Three U.N. Plaza Project)	NR/A1	3,000,000	3,306,540

United Nations Development Corp., 5.00% due 7/1/2019 (One, Two and Three U.N. Plaza Project)	NR/A1	4,000,000	4,610,760

West Seneca Central School District GO, 5.00% due 11/15/2022 (Insured: BAM) (State Aid Withholding)	AA/A1	1,000,000	1,202,870

North Carolina — 1.78%

Catawba County, 4.00% due 10/1/2015	AA-/Aa2	1,620,000	1,666,413

Catawba County, 4.00% due 10/1/2016	AA-/Aa2	1,000,000	1,060,260

Catawba County, 4.00% due 10/1/2017	AA-/Aa2	1,000,000	1,085,140

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2016 (Carolinas HealthCare System)	AA-/Aa3	3,520,000	3,686,144

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2017 (Carolinas HealthCare System)	AA-/Aa3	2,000,000	2,174,220

Charlotte-Mecklenburg Hospital Authority, 4.00% due 1/15/2019 (Carolinas HealthCare System)	AA-/Aa3	600,000	663,516

Charlotte-Mecklenburg Hospital Authority, 3.00% due 1/15/2021 (Carolinas HealthCare System)	AA-/Aa3	1,595,000	1,681,289

Charlotte-Mecklenburg Hospital Authority, 4.00% due 1/15/2022 (Carolinas HealthCare System)	AA-/Aa3	845,000	941,744

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2023 (Carolinas HealthCare System)	AA-/Aa3	1,400,000	1,671,138

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2024 (Carolinas HealthCare System)	AA-/Aa3	2,855,000	3,371,669

County of Buncombe, 5.00% due 6/1/2022 (Primary, Middle School & Community College Facilities)	AA+/Aa2	1,000,000	1,208,900

County of Buncombe, 5.00% due 6/1/2023 (Primary, Middle School & Community College Facilities)	AA+/Aa2	750,000	917,648

County of Buncombe, 5.00% due 6/1/2024 (Primary, Middle School & Community College Facilities)	AA+/Aa2	600,000	741,168

County of Dare, 4.00% due 6/1/2016 (Educational Facility Capital Projects)	AA-/Aa3	500,000	524,865

County of Dare, 4.00% due 6/1/2017 (Educational Facility Capital Projects)	AA-/Aa3	400,000	430,172

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

County of Dare, 4.00% due 6/1/2018 (Educational Facility Capital Projects)	AA-/Aa3	425,000	464,640

County of Dare, 4.00% due 6/1/2019 (Educational Facility Capital Projects)	AA-/Aa3	500,000	551,905

County of Dare, 4.00% due 6/1/2020 (Educational Facility Capital Projects)	AA-/Aa3	765,000	851,170

County of Dare, 5.00% due 6/1/2021 (Educational Facility Capital Projects)	AA-/Aa3	1,225,000	1,447,840

County of Dare, 4.00% due 6/1/2022 (Educational Facility Capital Projects)	AA-/Aa3	490,000	545,502

County of Dare, 5.00% due 6/1/2024 (Educational Facility Capital Projects)	AA-/Aa3	700,000	835,737

County of Mecklenburg GO, 4.00% due 8/1/2015	AAA/Aaa	3,135,000	3,205,600

County of Randolph, 5.00% due 10/1/2020	A+/Aa3	500,000	584,700

County of Randolph, 5.00% due 10/1/2021	A+/Aa3	1,065,000	1,258,212

County of Randolph, 5.00% due 10/1/2021	A+/Aa3	500,000	590,710

County of Randolph, 5.00% due 10/1/2022	A+/Aa3	1,945,000	2,322,622

County of Randolph, 5.00% due 10/1/2023	A+/Aa3	550,000	662,596

County of Randolph, 5.00% due 10/1/2023	A+/Aa3	400,000	481,888

County of Wake, 5.00% due 6/1/2015 (Hammond Road Detention Center)	AA+/Aa1	1,135,000	1,157,916

North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2016 (Insured: AMBAC)	A-/NR	1,700,000	1,779,713

North Carolina Eastern Municipal Power Agency, 6.00% due 1/1/2018 (Insured: BHAC/AMBAC)	AA+/Aa1	5,965,000	6,842,392

North Carolina Eastern Municipal Power Agency, 6.00% due 1/1/2018 (Insured: AMBAC)	NR/Baa1	7,500,000	8,574,375

North Carolina Eastern Municipal Power Agency, 5.25% due 1/1/2019 (Insured: AGM)	AA/A3	3,105,000	3,492,100

North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2021	A-/Baa1	5,000,000	5,834,900

North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2022	A-/Baa1	4,715,000	5,563,841

North Carolina Municipal Power Agency, 5.25% due 1/1/2017 (Catawba Electric)	A/A2	3,120,000	3,403,421

North Carolina Municipal Power Agency, 4.00% due 1/1/2018 (Catawba Electric)	A/A2	15,000,000	16,312,800

North Carolina Municipal Power Agency, 5.00% due 1/1/2019 (Catawba Electric)	A/A2	4,500,000	5,131,845

North Carolina Municipal Power Agency, 4.00% due 1/1/2020 (Catawba Electric)	A/A2	1,550,000	1,724,127

North Carolina Municipal Power Agency, 5.00% due 1/1/2020 (Catawba Electric)	A/A2	1,000,000	1,160,140

North Carolina Municipal Power Agency, 4.00% due 1/1/2022 (Catawba Electric)	A/A2	1,000,000	1,122,400

State of North Carolina, 5.00% due 11/1/2019 (State Capital Projects and Correctional Facilities)	AA+/Aa1	23,635,000	27,592,917

Winston-Salem State University, 4.00% due 4/1/2016 (Student Housing and Student Services Facilities)	A-/A3	640,000	664,147

Winston-Salem State University, 4.00% due 4/1/2017 (Student Housing and Student Services Facilities)	A-/A3	645,000	681,126

Winston-Salem State University, 5.00% due 4/1/2019 (Student Housing and Student Services Facilities)	A-/A3	815,000	902,898

Winston-Salem State University, 5.00% due 4/1/2022 (Student Housing and Student Services Facilities)	A-/A3	945,000	1,074,730

North Dakota — 0.06%

County of Ward, 4.00% due 4/1/2020 (Insured: AGM)	AA/A2	2,445,000	2,677,299

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	North Dakota Public Finance Authority, 4.00% due 6/1/2017 (City of Fargo Flood Mitigation Projects)	AA/NR	1,460,000	1,573,413

	Ohio — 3.85%

	Akron, Bath & Copley Joint Township Hospital District, 5.00% due 11/15/2021 (Children’s Hospital Medical Center)	NR/A1	1,000,000	1,176,190

	Allen County Hospital Facilities, 5.00% due 9/1/2015 (Catholic Healthcare Partners)	AA-/A1	10,000,000	10,307,400

	Allen County Hospital Facilities, 5.00% due 9/1/2016 (Catholic Healthcare Partners)	AA-/A1	10,000,000	10,709,400

	American Municipal Power, Inc., 5.25% due 2/15/2018 (AMP Combined Hydroelectric Projects)	A/A3	5,500,000	6,190,030

	American Municipal Power, Inc., 5.25% due 2/15/2019 (AMP Combined Hydroelectric Projects)	A/A3	5,595,000	6,437,271

	American Municipal Power, Inc., 5.00% due 2/15/2020 (AMP Fremont Energy Center)	A/A1	1,865,000	2,165,060

	American Municipal Power, Inc., 5.00% due 2/15/2021 (AMP Fremont Energy Center)	A/A1	1,300,000	1,526,330

	American Municipal Power, Inc., 5.00% due 2/15/2022 (AMP Fremont Energy Center)	A/A1	2,750,000	3,261,500

	Cincinnati City School District Board of Education GO, 5.25% due 12/1/2023 (Educational Facilities; Insured: Natl-Re)	AA-/Aa2	2,690,000	3,316,797

	City of Akron, 5.00% due 12/1/2021 (Community Learning Centers)	AA+/NR	4,120,000	4,922,164

	City of Akron GO, 5.00% due 12/1/2018 pre-refunded 12/1/2015 (Various Municipal Capital Projects; Insured: AMBAC)	AA+/Aa3	2,425,000	2,531,045

	City of Akron GO, 5.00% due 12/1/2019 (Various Municipal Capital Projects)	AA-/NR	1,685,000	1,950,051

	City of Cleveland, 3.00% due 10/1/2016 (Public Facilities)	AA/A1	690,000	718,532

	City of Cleveland, 4.00% due 10/1/2018 (Parks & Recreation Facilities)	AA/A1	500,000	549,335

	City of Cleveland, 4.00% due 10/1/2019 (Public Facilities)	AA/A1	600,000	666,174

	City of Cleveland, 4.00% due 10/1/2019 (Parks & Recreation Facilities)	AA/A1	520,000	577,351

	City of Cleveland, 5.00% due 10/1/2020 (Public Facilities)	AA/A1	510,000	597,990

	City of Cleveland, 5.00% due 10/1/2020 (Parks & Recreation Facilities)	AA/A1	545,000	639,029

	City of Cleveland, 5.00% due 10/1/2021 (Parks & Recreation Facilities)	AA/A1	570,000	676,858

	City of Cleveland, 5.00% due 10/1/2022 (Public Facilities)	AA/A1	905,000	1,081,059

[a]	City of Cleveland, 5.00% due 10/1/2022 (Parks & Recreation Facilities)	AA/A1	600,000	716,724

	City of Cleveland, 5.00% due 11/15/2022 (Parks & Recreation Facilities)	AA/A1	1,030,000	1,231,653

	City of Cleveland, 5.00% due 10/1/2023 (Public Facilities)	AA/A1	1,155,000	1,388,922

	City of Cleveland, 5.00% due 10/1/2023 (Parks & Recreation Facilities)	AA/A1	630,000	757,594

	City of Cleveland COP, 5.00% due 11/15/2016 (Cleveland Stadium)	A/A2	2,200,000	2,370,500

	City of Cleveland COP, 4.75% due 11/15/2020 (Cleveland Stadium)	A/A2	2,000,000	2,253,200

	City of Cleveland GO, 5.50% due 10/1/2019 (City Capital Projects; Insured: AMBAC)	AA/A1	1,260,000	1,489,874

	City of Toledo, 5.00% due 11/15/2018 (Water System Improvements)	AA-/Aa3	1,175,000	1,343,436

	City of Toledo, 5.00% due 11/15/2019 (Water System Improvements)	AA-/Aa3	2,260,000	2,630,866

	City of Toledo, 5.00% due 11/15/2020 (Water System Improvements)	AA-/Aa3	2,000,000	2,360,760

	City of Toledo, 5.00% due 11/15/2021 (Water System Improvements)	AA-/Aa3	2,000,000	2,387,340

	City of Toledo, 5.00% due 11/15/2022 (Water System Improvements)	AA-/Aa3	3,255,000	3,909,483

	City of Toledo, 5.00% due 11/15/2023 (Water System Improvements)	AA-/Aa3	1,750,000	2,100,192

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Cleveland Package Facilities, 5.25% due 9/15/2021 (Insured: AGM) (ETM)	AA/A2	965,000	1,182,299

Cleveland Package Facilities, 5.25% due 9/15/2021 (Insured: AGM)	AA/A2	2,035,000	2,365,525

Cleveland State University, 5.00% due 6/1/2019 (Campus Capital Projects)	A+/A1	1,000,000	1,142,720

Cleveland State University, 5.00% due 6/1/2020 (Campus Capital Projects)	A+/A1	700,000	813,862

Cleveland State University, 5.00% due 6/1/2021 (Campus Capital Projects)	A+/A1	1,000,000	1,173,730

Cleveland State University, 5.00% due 6/1/2022 (Campus Capital Projects)	A+/A1	2,000,000	2,369,000

Cleveland-Cuyahoga County Port Authority, 5.00% due 10/1/2019 (Cleveland Museum of Art)	AA+/NR	2,000,000	2,311,240

County of Clermont, 2.00% due 8/1/2016 (Sanitary Sewer System)	NR/Aa3	1,325,000	1,350,414

County of Clermont, 2.00% due 8/1/2016 (Water System )	NR/Aa3	1,855,000	1,890,876

County of Clermont, 4.00% due 8/1/2019 (Sanitary Sewer System)	NR/Aa3	1,420,000	1,545,613

County of Cuyahoga COP, 5.00% due 12/1/2022 (Convention Hotel Project)	AA-/Aa3	9,725,000	11,615,248

County of Cuyahoga COP, 5.00% due 12/1/2023 (Convention Hotel Project)	AA-/Aa3	5,645,000	6,795,338

County of Cuyahoga COP, 5.00% due 12/1/2024 (Convention Hotel Project)	AA-/Aa3	11,515,000	13,722,310

County of Franklin, 4.00% due 11/15/2033 put 8/1/2016 (OhioHealth Corp. Hospital Facilities)	AA+/Aa2	3,235,000	3,408,493

Deerfield Township, 5.00% due 12/1/2017	NR/A1	1,000,000	1,090,550

Franklin County Convention Facilities Authority, 4.50% due 12/1/2021 (Greater Columbus Convention Center; Insured: AMBAC)	AA/Aaa	1,000,000	1,036,340

Franklin County Convention Facilities Authority, 5.00% due 12/1/2021 (Greater Columbus Convention Center)	AA/Aaa	1,000,000	1,193,990

Franklin County Convention Facilities Authority, 5.00% due 12/1/2022 (Greater Columbus Convention Center)	AA/Aaa	500,000	603,210

Franklin County Convention Facilities Authority, 5.00% due 12/1/2024 (Greater Columbus Convention Center)	AA/Aaa	1,000,000	1,224,000

Garfield Heights City School District GO, 5.375% due 12/15/2016 (School Improvements; Insured: Natl-Re)	NR/A2	1,625,000	1,759,095

Greater Cleveland Regional Transportation Authority GO, 5.00% due 12/1/2015 (Insured: Natl-Re)	NR/Aa2	1,000,000	1,041,710

Kent State University, 5.00% due 5/1/2020 (Insured: AGM)	AA/Aa3	1,000,000	1,152,970

Ohio Higher Educational Facility Commission, 0.01% due 10/1/2031 put 1/2/2015 (Case Western Reserve University; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA-/A1	4,500,000	4,500,000

Ohio Higher Educational Facility Commission, 0.01% due 1/1/2039 put 1/2/2015 (Cleveland Clinic Health System) (daily demand notes)	AA-/Aa2	8,965,000	8,965,000

Ohio Higher Educational Facility Commission, 0.01% due 1/1/2043 put 1/2/2015 (Cleveland Clinic Health System; SPA: Barclays Bank plc) (daily demand notes)	AA-/Aa2	900,000	900,000

Ohio State Air Quality Development Authority, 5.625% due 6/1/2018 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa2	5,000,000	5,572,800

Ohio State Air Quality Development Authority, 5.75% due 6/1/2033 put 12/1/2011 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa2	5,800,000	6,133,210

Ohio State Air Quality Development Authority, 3.375% due 1/1/2034 put 7/1/2015 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	7,200,000	7,281,072

Ohio State Building Authority, 5.00% due 10/1/2015 (Insured: Natl-Re)	AA/Aa2	4,600,000	4,766,612

Ohio State Building Authority, 5.00% due 10/1/2020	AA/Aa2	1,700,000	1,978,545

Ohio State Department Administrative Services COP, 5.00% due 9/1/2015 pre-refunded 3/1/2015 (Insured: Natl-Re)	AA/Aa2	1,950,000	1,965,892

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Ohio State Water Development Authority PCR, 5.875% due 6/1/2033 put 6/1/2016 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa2	5,500,000	5,866,355

Ohio State Water Development Authority PCR, 3.625% due 10/1/2033 put 4/1/2020 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	2,000,000	2,094,920

Ohio State Water Development Authority PCR, 3.375% due 1/1/2034 put 7/1/2015 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	24,400,000	24,597,640

Penta Career Center COP, 4.00% due 4/1/2017 (School District Facilities Project)	NR/Aa3	1,550,000	1,651,045

RiverSouth Authority, 5.00% due 12/1/2016 pre-refunded 12/1/2015 (RiverSouth Area Redevelopment)	AA+/Aa2	2,380,000	2,485,196

RiverSouth Authority, 5.00% due 12/1/2019 (RiverSouth Area Redevelopment)	AA+/Aa2	2,500,000	2,893,250

State of Ohio, 4.00% due 12/15/2018 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,104,570

State of Ohio, 4.00% due 12/15/2019 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,113,420

State of Ohio, 5.00% due 10/1/2020 (Cultural and Sports Capital Facilities)	AA/Aa2	3,845,000	4,500,919

State of Ohio, 5.00% due 12/15/2020 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,176,830

State of Ohio, 5.00% due 12/15/2021 (Major New Street Infrastructure Project)	AA/Aa2	2,500,000	2,977,200

State of Ohio GO, 5.00% due 8/1/2015 (Educational Facilities Projects)	AA+/Aa1	5,000,000	5,141,800

State of Ohio GO, 5.00% due 8/1/2015 (Higher Education Facility Projects)	AA+/Aa1	6,010,000	6,180,444

State of Ohio GO, 5.50% due 9/15/2019 (Common Schools Capital Facilities)	AA+/Aa1	4,150,000	4,925,137

State of Ohio Higher Educational Facility Commission, 0.01% due 10/1/2031 put 1/2/2015 (Case Western Reserve University; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA-/A1	1,600,000	1,600,000

State of Ohio Higher Educational Facility Commission, 5.05% due 7/1/2037 pre-refunded 7/1/2016 (Kenyon College)	A+/A1	3,500,000	3,743,145

University of Akron Ohio, 5.00% due 1/1/2018 (Insured: AGM)	AA/A1	3,415,000	3,820,941

Youngstown City School District GO, 3.00% due 12/1/2015 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,000,000	1,022,600

Youngstown City School District GO, 3.00% due 12/1/2016 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,440,000	1,499,659

Youngstown City School District GO, 4.00% due 12/1/2017 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,480,000	1,602,692

Youngstown City School District GO, 4.00% due 12/1/2018 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,545,000	1,698,897

Youngstown City School District GO, 4.00% due 12/1/2019 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,605,000	1,780,635

Youngstown City School District GO, 4.00% due 12/1/2020 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,670,000	1,864,104

Youngstown City School District GO, 4.00% due 12/1/2021 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,735,000	1,909,940

Youngstown City School District GO, 4.00% due 12/1/2022 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,805,000	1,968,569

Youngstown City School District GO, 4.00% due 12/1/2023 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,700,000	1,835,507

Oklahoma — 2.16%

Canadian County Educational Facilities Authority, 4.00% due 9/1/2019 (Mustang Public Schools)	A+/NR	1,410,000	1,533,671

Canadian County Educational Facilities Authority, 4.50% due 9/1/2020 (Mustang Public Schools)	A+/NR	2,690,000	3,010,702

Canadian County Educational Facilities Authority, 4.50% due 9/1/2021 (Mustang Public Schools)	A+/NR	2,290,000	2,572,036

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Cleveland County ISD No. 29 GO, 1.50% due 3/1/2017 (Norman School District)	NR/Aa2	3,630,000	3,688,733

Comanche County Hospital Authority, 5.25% due 7/1/2015 (Insured: Radian)	BBB-/NR	1,340,000	1,366,157

Oklahoma County Finance Authority, 3.00% due 9/1/2015 (Western Heights Public Schools)	A+/NR	375,000	381,484

Oklahoma County Finance Authority, 5.00% due 9/1/2016 (Western Heights Public Schools)	A+/NR	3,000,000	3,205,020

Oklahoma County Finance Authority, 5.00% due 9/1/2017 (Western Heights Public Schools)	A+/NR	4,075,000	4,491,750

Oklahoma County Finance Authority, 4.00% due 9/1/2018 (Western Heights Public Schools)	A+/NR	250,000	271,493

Oklahoma County Finance Authority, 5.00% due 9/1/2018 (Western Heights Public Schools)	A+/NR	2,120,000	2,387,162

Oklahoma County Finance Authority, 5.00% due 9/1/2020 (Western Heights Public Schools)	A+/NR	2,000,000	2,307,080

Oklahoma County ISD No. 1 GO, 1.00% due 1/1/2016	A+/NR	4,075,000	4,099,369

Oklahoma DFA, 5.00% due 8/15/2017 (INTEGRIS Health)	AA-/Aa3	4,375,000	4,845,487

Oklahoma DFA, 5.00% due 8/15/2018 (INTEGRIS Health)	AA-/Aa3	500,000	567,010

Oklahoma DFA, 0.03% due 8/15/2033 put 1/2/2015 (INTEGRIS Health; Insured: AGM; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA/Aa3	47,900,000	47,900,000

Oklahoma State Industrial Authority, 5.00% due 7/1/2016 (Medical Research Foundation)	NR/A2	1,165,000	1,236,007

Oklahoma State Industrial Authority, 5.25% due 7/1/2017 (Medical Research Foundation)	NR/A2	1,075,000	1,180,511

Oklahoma Turnpike Authority, 0.03% due 1/1/2028 put 1/2/2015 (Creek Turnpike and John Kilpatrick Turnpike Systems; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA-/Aa3	54,355,000	54,355,000

Tulsa County Industrial Authority, 4.50% due 9/1/2020 (Broken Arrow Public Schools)	AA-/NR	1,585,000	1,814,809

Tulsa County Industrial Authority, 4.50% due 9/1/2021 (Broken Arrow Public Schools)	AA-/NR	8,775,000	10,117,838

Tulsa County ISD No. 3 GO, 2.00% due 4/1/2015 (Broken Arrow School District)	AA/NR	2,000,000	2,009,440

Tulsa County ISD No. 3 GO, 2.00% due 4/1/2016 (Broken Arrow School District)	AA/NR	1,725,000	1,759,811

Tulsa Parking Authority, 3.00% due 7/1/2017	AA-/NR	1,470,000	1,539,428

Oregon — 0.14%

Oregon Facilities Authority, 5.00% due 3/15/2015 (Legacy Health System)	A+/A1	1,635,000	1,649,911

Oregon Facilities Authority, 5.00% due 3/15/2016 (Legacy Health System)	A+/A1	1,000,000	1,051,060

Oregon Facilities Authority, 4.50% due 3/15/2018 (Legacy Health System)	A+/A1	1,100,000	1,202,718

State of Oregon GO, 0.03% due 6/1/2028 put 1/2/2015 (Veterans’ Loan Program; SPA: U.S. Bank, N.A.) (daily demand notes)	AA+/Aa1	3,500,000	3,500,000

State of Oregon GO, 0.03% due 6/1/2040 put 1/2/2015 (Veterans’ Loan Program; SPA: U.S. Bank, N.A.) (daily demand notes)	AA+/Aa1	2,400,000	2,400,000

Pennsylvania — 4.06%

Adams County IDA, 5.00% due 8/15/2016 (Gettysburg College)	A/A2	1,250,000	1,335,125

Adams County IDA, 5.00% due 8/15/2017 (Gettysburg College)	A/A2	1,340,000	1,475,822

Adams County IDA, 5.00% due 8/15/2019 (Gettysburg College)	A/A2	1,765,000	2,021,384

Allegheny County Higher Education Building Authority, 5.00% due 3/1/2020 (Duquesne University of the Holy Spirit)	A-/A2	250,000	288,210

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Allegheny County Higher Education Building Authority, 5.00% due 3/1/2023 (Duquesne University of the Holy Spirit)	A-/A2	300,000	354,483

Allegheny County Higher Education Building Authority, 5.00% due 3/1/2024 (Duquesne University of the Holy Spirit)	A-/A2	500,000	593,940

Allegheny County Higher Education Building Authority, 5.00% due 3/1/2025 (Duquesne University of the Holy Spirit)	A-/A2	1,145,000	1,366,340

Allegheny County Hospital Development Authority, 5.00% due 6/15/2017 (University of Pittsburgh Medical Center)	A+/Aa3	3,000,000	3,308,190

Allegheny County Hospital Development Authority, 5.00% due 9/1/2017 (University of Pittsburgh Medical Center)	A+/Aa3	1,875,000	2,084,231

Allegheny County Hospital Development Authority, 5.00% due 5/15/2018 (University of Pittsburgh Medical Center)	A+/Aa3	5,915,000	6,689,392

Allegheny County Hospital Development Authority, 5.00% due 6/15/2018 (University of Pittsburgh Medical Center)	A+/Aa3	3,310,000	3,751,422

Allegheny County Hospital Development Authority, 5.00% due 9/1/2018 (University of Pittsburgh Medical Center)	A+/Aa3	2,100,000	2,386,419

Altoona Area School District GO, 3.25% due 12/1/2016 (Insured: AGM) (State Aid Withholding)	AA/NR	1,475,000	1,543,292

Altoona Area School District GO, 3.00% due 12/1/2022 (Insured: AGM) (State Aid Withholding)	AA/NR	1,335,000	1,384,916

Athens Area School District GO, 2.00% due 4/15/2016 (Insured: AGM) (State Aid Withholding)	NR/A2	470,000	478,324

Athens Area School District GO, 3.00% due 4/15/2018 (Insured: AGM) (State Aid Withholding)	NR/A2	2,600,000	2,738,840

Athens Area School District GO, 3.00% due 4/15/2019 (Insured: AGM) (State Aid Withholding)	NR/A2	2,680,000	2,798,027

Chester County School Authority, 5.00% due 4/1/2016 pre-refunded 10/1/2015 (Intermediate School; Insured: AMBAC)	A+/NR	1,915,000	1,984,285

City of Philadelphia, 5.00% due 6/15/2017 (Water and Wastewater System; Insured: AGM)	AA/A1	5,570,000	6,142,095

City of Philadelphia, 5.00% due 7/1/2022 pre-refunded 7/1/2015 (Water and Wastewater System; Insured: AGM)	AA/A1	1,155,000	1,182,986

City of Philadelphia Gas Works, 5.00% due 9/1/2015 (Insured: AGM)	AA/A2	3,315,000	3,327,663

City of Philadelphia Gas Works, 5.00% due 10/1/2017 (Insured: AMBAC)	A-/Baa2	400,000	438,472

City of Philadelphia Gas Works, 5.00% due 7/1/2018 (Insured: AGM)	AA/A2	1,395,000	1,558,843

City of Pittsburgh GO, 5.25% due 9/1/2016 (Insured: AGM)	AA/A1	3,030,000	3,265,007

City of Pittsburgh GO, 5.25% due 9/1/2017 (Insured: AGM)	AA/A1	2,210,000	2,385,673

City of Pittsburgh GO, 5.25% due 9/1/2018 pre-refunded 9/1/2016 (Insured: AGM)	AA/A1	3,240,000	3,500,723

City of Pittsburgh GO, 5.00% due 9/1/2022 (Insured: BAM)	AA/A1	1,100,000	1,314,159

Commonwealth of Pennsylvania GO, 5.00% due 10/1/2022	AA-/Aa3	575,000	619,804

Commonwealth of Pennsylvania State Public School Building Authority, 5.00% due 10/1/2016 (Harrisburg Area Community College Project)	A/NR	1,390,000	1,481,420

Cumberland Valley School District GO, 5.00% due 11/15/2018 (Insured: AGM) (State Aid Withholding)	NR/Aa3	3,590,000	3,735,503

Economy Borough Municipal Authority, 3.00% due 12/15/2016 (Beaver County Sewer System; Insured: BAM)	AA/NR	505,000	525,907

Economy Borough Municipal Authority, 3.00% due 12/15/2018 (Beaver County Sewer System; Insured: BAM)	AA/NR	435,000	459,773

Economy Borough Municipal Authority, 4.00% due 12/15/2020 (Beaver County Sewer System; Insured: BAM)	AA/NR	605,000	669,687

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Economy Borough Municipal Authority, 4.00% due 12/15/2022 (Beaver County Sewer System; Insured: BAM)	AA/NR	1,180,000	1,308,419

Geisinger Authority, 0.01% due 6/1/2041 put 1/2/2015 (Geisinger Health System; SPA: U.S. Bank, N.A.) (daily demand notes)	AA/Aa2	16,300,000	16,300,000

Hospitals & Higher Education Facilities Authority of Philadelphia, 0.03% due 2/15/2021 put 1/2/2015 (The Children’s Hospital of Philadelphia; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa2	12,385,000	12,385,000

Hospitals & Higher Education Facilities Authority of Philadelphia, 0.03% due 7/1/2022 put 1/2/2015 (The Children’s Hospital of Philadelphia; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA/Aa2	6,320,000	6,320,000

Hospitals & Higher Education Facilities Authority of Philadelphia, 0.03% due 7/1/2025 put 1/2/2015 (The Children’s Hospital of Philadelphia; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA/Aa2	32,400,000	32,400,000

Hospitals & Higher Education Facilities Authority of Philadelphia, 0.03% due 7/1/2041 put 1/2/2015 (The Children’s Hospital of Philadelphia; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa2	10,100,000	10,100,000

Lancaster County Solid Waste Management Authority, 5.00% due 12/15/2023 (Harrisburg Resource Recovery Facility)	AA-/NR	2,680,000	3,173,013

Lancaster County Solid Waste Management Authority, 5.25% due 12/15/2024 (Harrisburg Resource Recovery Facility)	AA-/NR	4,000,000	4,776,320

Monroeville Finance Authority, 5.00% due 2/15/2021 (University of Pittsburgh Medical Center)	A+/Aa3	2,400,000	2,818,944

Monroeville Finance Authority, 5.00% due 2/15/2022 (University of Pittsburgh Medical Center)	A+/Aa3	1,250,000	1,480,450

Montgomery County Higher Education & Health Authority, 5.00% due 6/1/2022 (Abington Memorial Hospital)	A/NR	3,000,000	3,480,990

Northampton Borough Municipal Authority, 4.00% due 5/15/2021 (Water System; Insured: AGM)	NR/A1	500,000	542,270

Northampton Borough Municipal Authority, 4.00% due 5/15/2022 (Water System; Insured: AGM)	NR/A1	1,185,000	1,283,687

Northampton Borough Municipal Authority, 3.00% due 5/15/2023 (Water System; Insured: AGM)	NR/A1	1,255,000	1,272,783

Norwin School District GO, 4.00% due 4/1/2018 (Insured: AGM) (State Aid Withholding)	AA/A1	1,835,000	1,990,938

Pennsylvania Economic Development Financing Authority, 5.00% due 7/1/2016 (Pennsylvania Dept. of Labor and Industry)	AA+/Aaa	10,000,000	10,695,100

Pennsylvania Economic Development Financing Authority, 3.70% due 11/1/2021 put 5/1/2015 (Waste Management, Inc.)	A-/NR	7,750,000	7,845,170

Pennsylvania Economic Development Financing Authority, 1.75% due 12/1/2033 put 12/1/2015 (Waste Management, Inc.)	A-/NR	2,000,000	2,021,780

Pennsylvania Economic Development Financing Authority, 3.00% due 12/1/2037 put 9/1/2015 (PPL Energy Supply)	BB/Ba1	14,000,000	14,152,880

Pennsylvania Higher Educational Facilities Authority, 5.00% due 5/15/2019 (University of Pittsburgh Medical Center)	A+/Aa3	5,600,000	6,418,440

Pennsylvania Higher Educational Facilities Authority, 5.00% due 5/15/2020 (University of Pittsburgh Medical Center)	A+/Aa3	5,100,000	5,924,466

Pennsylvania Higher Educational Facilities Authority, 4.00% due 10/1/2022 (Shippensburg University Student Services, Inc. Student Housing)	BBB-/Baa3	1,825,000	1,883,893

Pennsylvania Higher Educational Facilities Authority, 5.00% due 11/1/2023 (Saint Joseph’s University)	A-/NR	1,075,000	1,230,875

Pennsylvania Higher Educational Facilities Authority, 0.01% due 5/1/2030 put 1/2/2015 (Drexel University; LOC: TD Bank, N.A.) (daily demand notes)	NR/Aa3	1,055,000	1,055,000

Philadelphia Authority for Industrial Development, 5.00% due 8/1/2020 (Mast Charter School)	BBB+/NR	605,000	637,858

Philadelphia Parking Authority, 5.00% due 9/1/2016	A/A1	1,500,000	1,600,005

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Philadelphia Parking Authority, 5.00% due 9/1/2017	A/A1	1,020,000	1,117,441

Philadelphia School District GO, 4.50% due 9/1/2017 (State Aid Withholding)	A+/A1	2,270,000	2,474,913

Philadelphia School District GO, 5.00% due 9/1/2019 (State Aid Withholding)	A+/A1	4,210,000	4,791,990

Philadelphia School District GO, 5.00% due 9/1/2019 (State Aid Withholding)	A+/A1	18,410,000	20,954,998

Philadelphia School District GO, 5.25% due 9/1/2021 (State Aid Withholding)	A+/A1	2,265,000	2,584,818

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2023	A/A2	2,520,000	2,993,659

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2024	A/A2	7,365,000	8,742,991

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2024	A/A2	2,395,000	2,843,104

Plum Borough School District GO, 2.00% due 9/15/2015 (Insured: BAM) (State Aid Withholding)	AA/NR	850,000	859,537

Plum Borough School District GO, 3.00% due 9/15/2016 (Insured: BAM) (State Aid Withholding)	AA/NR	750,000	778,072

Plum Borough School District GO, 3.00% due 9/15/2017 (Insured: BAM) (State Aid Withholding)	AA/NR	240,000	252,319

Plum Borough School District GO, 4.00% due 9/15/2018 (Insured: BAM) (State Aid Withholding)	AA/NR	740,000	808,509

Plum Borough School District GO, 4.00% due 9/15/2019 (Insured: BAM) (State Aid Withholding)	AA/NR	390,000	429,203

Plum Borough School District GO, 4.00% due 9/15/2019 (Insured: BAM) (State Aid Withholding)	AA/NR	395,000	434,705

Plum Borough School District GO, 4.00% due 9/15/2019 (Insured: BAM) (State Aid Withholding)	AA/NR	1,205,000	1,326,127

Plum Borough School District GO, 4.00% due 9/15/2020 (Insured: BAM) (State Aid Withholding)	AA/NR	1,455,000	1,611,020

Plum Borough School District GO, 4.00% due 9/15/2021 (Insured: BAM) (State Aid Withholding)	AA/NR	1,610,000	1,785,474

Plum Borough School District GO, 5.00% due 9/15/2022 (Insured: BAM) (State Aid Withholding)	AA/NR	1,410,000	1,663,321

Plum Borough School District GO, 5.00% due 9/15/2023 (Insured: BAM) (State Aid Withholding)	AA/NR	1,495,000	1,769,108

Plum Borough School District GO, 5.00% due 9/15/2023 (Insured: BAM) (State Aid Withholding)	AA/NR	470,000	556,175

Plum Borough School District GO, 5.00% due 9/15/2024 (Insured: BAM) (State Aid Withholding)	AA/NR	1,885,000	2,214,573

Saint Mary Hospital Authority, 5.00% due 11/15/2021 (Catholic Health East Issue)	AA-/Aa2	2,900,000	2,911,020

School District of Pittsburgh GO, 5.50% due 9/1/2016 (Insured: AGM) (State Aid Withholding)	AA/Aa3	4,000,000	4,322,600

Wayne County Hospital and HFA, 2.00% due 7/1/2016 (Wayne Memorial Hospital; Insured: AGM)	AA/NR	500,000	509,985

Wayne County Hospital and HFA, 2.00% due 7/1/2017 (Wayne Memorial Hospital; Insured: AGM)	AA/NR	1,000,000	1,025,130

Wayne County Hospital and HFA, 2.00% due 7/1/2018 (Wayne Memorial Hospital; Insured: AGM)	AA/NR	625,000	639,706

Wayne County Hospital and HFA, 3.00% due 7/1/2019 (Wayne Memorial Hospital; Insured: AGM)	AA/NR	1,185,000	1,243,729

West Mifflin Area School District GO, 3.70% due 10/1/2015 (Insured: AGM) (State Aid Withholding)	AA/A2	2,210,000	2,267,349

Rhode Island — 1.60%

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2018 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	870,000	992,914

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2019 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	1,250,000	1,456,062

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2020 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	1,300,000	1,541,644

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2021 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	2,000,000	2,405,720

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2022 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	2,280,000	2,775,125

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2023 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	2,380,000	2,926,329

Rhode Island Convention Center Authority, 5.25% due 5/15/2015 (Convention Center and Parking Projects; Insured: Natl-Re)	AA-/A3	390,000	393,448

Rhode Island Convention Center Authority, 5.00% due 5/15/2018 (Convention Center and Parking Projects)	AA-/Aa3	5,365,000	6,010,034

Rhode Island Convention Center Authority, 5.00% due 5/15/2019 (Convention Center and Parking Projects)	AA-/Aa3	7,310,000	8,317,683

Rhode Island Convention Center Authority, 5.00% due 5/15/2020 (Convention Center and Parking Projects)	AA-/Aa3	5,890,000	6,796,176

Rhode Island Convention Center Authority, 5.00% due 5/15/2021 (Convention Center and Parking Projects; Insured: AGM)	AA/Aa3	2,000,000	2,034,520

Rhode Island Convention Center Authority, 5.00% due 5/15/2022 (Convention Center and Parking Projects; Insured: AGM)	AA/Aa3	125,000	127,158

Rhode Island Health & Educational Building Corp., 4.00% due 9/15/2015 (University of Rhode Island Auxiliary Enterprise)	A+/A1	500,000	512,615

Rhode Island Health & Educational Building Corp., 5.00% due 9/15/2020 (University of Rhode Island Auxiliary Enterprise)	A+/A1	750,000	869,048

Rhode Island Health & Educational Building Corp., 5.00% due 9/15/2023 (University of Rhode Island Auxiliary Enterprise)	A+/A1	1,400,000	1,654,296

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2015 (Shepard’s Building; Insured: AGM)	AA/Aa3	800,000	827,648

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2019 (Kent County Courthouse)	AA-/Aa3	600,000	690,558

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2019 (Training School Project)	AA-/Aa3	1,575,000	1,812,715

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2020 (Kent County Courthouse)	AA-/Aa3	1,375,000	1,603,841

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2020 (Training School Project)	AA-/Aa3	1,405,000	1,638,834

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2021 (Kent County Courthouse)	AA-/Aa3	2,000,000	2,353,200

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2021 (Training School Project)	AA-/Aa3	3,540,000	4,165,164

State of Rhode Island and Providence Plantations COP, 5.00% due 4/1/2022 (Energy Conservation Project)	AA-/Aa3	2,020,000	2,383,014

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2022 (Kent County Courthouse)	AA-/Aa3	2,100,000	2,489,676

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2022 (Training School Project)	AA-/Aa3	3,620,000	4,291,727

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2023 (Kent County Courthouse)	AA-/Aa3	1,500,000	1,790,100

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2023 (Training School Project)	AA-/Aa3	1,705,000	2,034,747

State of Rhode Island and Providence Plantations GO, 5.00% due 10/1/2019 (Consolidated Capital Development Loan)	AA/Aa2	5,000,000	5,839,250

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2020 (Consolidated Capital Development Loan)	AA/Aa2	8,365,000	9,832,974

State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2020 (Consolidated Capital Development Loan)	AA/Aa2	1,200,000	1,360,476

State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2021 (Consolidated Capital Development Loan)	AA/Aa2	16,535,000	19,691,862

State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2021 (Consolidated Capital Development Loan)	AA/Aa2	1,000,000	1,141,910

State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2022 (Consolidated Capital Development Loan)	AA/Aa2	9,825,000	11,797,467

State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2022 (Consolidated Capital Development Loan)	AA/Aa2	1,000,000	1,146,970

South Carolina — 0.42%

Berkeley County School District, 5.00% due 12/1/2020 (School Facility Equipment Acquisition)	A+/NR	550,000	636,856

Berkeley County School District, 5.00% due 12/1/2021 (School Facility Equipment Acquisition)	A+/NR	1,000,000	1,167,020

Berkeley County School District, 5.00% due 12/1/2024 (School Facility Equipment Acquisition)	A+/NR	2,000,000	2,368,180

City of North Charleston Public Facilities Corp. COP, 5.00% due 10/1/2016 (Convention Center Complex)	AA-/NR	1,560,000	1,669,793

City of North Charleston Public Facilities Corp. COP, 5.00% due 10/1/2017 (Convention Center Complex)	AA-/NR	710,000	779,502

County of Charleston, 5.00% due 12/1/2022 (South Aviation Ave. Construction)	AA+/NR	1,810,000	2,179,240

County of Charleston, 5.00% due 12/1/2023 (South Aviation Ave. Construction)	AA+/NR	2,460,000	2,992,639

Greenville County School District, 5.50% due 12/1/2016 (Building Equity Sooner for Tomorrow)	AA/Aa2	3,500,000	3,830,400

Greenwood County, 5.00% due 10/1/2022 (Self Regional Healthcare)	A+/A1	1,000,000	1,158,690

Greenwood Fifty Facilities School District, 5.00% due 12/1/2015 (Insured: AGM)	AA/A1	1,000,000	1,041,570

Greenwood Fifty Facilities School District, 5.00% due 12/1/2016 (Insured: AGM)	AA/A1	1,000,000	1,078,680

Lexington One School Facilities Corp., 5.00% due 12/1/2015 (Lexington County School District No. 1) (ETM)	NR/Aa3	1,000,000	1,044,000

Piedmont Municipal Power Agency, 6.75% due 1/1/2019 (Insured: Natl-Re)	NR/A3	3,800,000	4,552,514

School District of Beaufort County GO, 5.00% due 3/1/2015 (Educational Capital Improvements; Insured: SCSDE)	AA/Aa1	1,000,000	1,008,160

South Carolina Jobs Economic Development Authority, 5.00% due 8/15/2015 (CareAlliance Health Services; Insured: AGM) (ETM)	NR/A2	3,000,000	3,089,310

State of South Carolina GO, 5.00% due 4/1/2015 (Transportation Infrastructure) (State Aid Withholding)	AA+/Aaa	2,070,000	2,095,337

South Dakota — 0.36%

South Dakota Building Authority, 4.50% due 6/1/2016 (Insured: Natl-Re) (ETM)	AA/A3	2,000,000	2,115,960

South Dakota Building Authority, 5.00% due 6/1/2022	AA/Aa2	500,000	599,170

South Dakota Building Authority, 5.00% due 6/1/2024	AA/Aa2	1,000,000	1,205,590

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2015 (Regional Health)	NR/A1	1,390,000	1,433,980

South Dakota Health & Educational Facilities Authority, 5.00% due 11/1/2015 (Sanford Health)	A+/A1	1,310,000	1,360,186

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2016 (Regional Health)	NR/A1	1,000,000	1,070,420

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

South Dakota Health & Educational Facilities Authority, 5.00% due 4/1/2017 (Prairie Lakes Health)	A+/NR	2,215,000	2,373,616

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2017 (Regional Health)	NR/A1	1,100,000	1,213,421

South Dakota Health & Educational Facilities Authority, 5.00% due 4/1/2018 (Prairie Lakes Health)	A+/NR	2,290,000	2,497,520

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2018 (Regional Health)	NR/A1	1,275,000	1,439,908

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2018 (Regional Health)	NR/A1	1,000,000	1,129,340

South Dakota Health & Educational Facilities Authority, 5.00% due 4/1/2019 (Prairie Lakes Health)	A+/NR	2,440,000	2,698,982

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2020 (Regional Health)	NR/A1	1,000,000	1,166,730

South Dakota Health & Educational Facilities Authority, 5.00% due 7/1/2021 (Avera Health)	AA-/A1	1,670,000	1,970,099

South Dakota Housing Development Authority, 4.00% due 11/1/2016 (Single Family Mtg)	NR/Aa3	1,040,000	1,097,429

South Dakota Housing Development Authority, 4.00% due 11/1/2017 (Single Family Mtg)	NR/Aa3	1,055,000	1,133,038

South Dakota Housing Development Authority, 4.00% due 11/1/2018 (Single Family Mtg)	NR/Aa3	1,165,000	1,268,510

Tennessee — 0.53%

Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2015	NR/Baa2	3,500,000	3,633,805

Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2019	NR/Baa2	6,000,000	6,772,860

Hallsdale-Powell Utility District, 3.00% due 4/1/2016	AA/NR	500,000	515,935

Tennessee Energy Acquisition Corp., 5.00% due 9/1/2015	A-/Baa1	3,000,000	3,078,990

Tennessee Energy Acquisition Corp., 5.00% due 2/1/2017	A-/Baa1	5,000,000	5,384,900

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2017	A-/Baa1	11,000,000	12,151,480

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2018	A-/Baa1	5,000,000	5,691,950

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2020	A-/Baa1	1,190,000	1,364,644

Texas — 10.52%

Amarillo Health Facilities Corp., 5.50% due 1/1/2015 (Baptist St. Anthony’s Hospital Corp.; Insured: AGM) (ETM)	NR/NR	1,065,000	1,065,000

Amarillo ISD GO, 3.00% due 2/1/2015 (Guaranty: PSF)	AAA/Aaa	1,110,000	1,112,720

Austin Community College Public Facilities Corp., 5.25% due 8/1/2017 (Round Rock Campus)	AA/Aa2	1,500,000	1,666,560

Bexar Metropolitan Water District, 4.50% due 5/1/2021 (Waterworks System; Insured: Natl-Re)	AA-/A1	1,200,000	1,259,580

Brazos River Authority, 4.90% due 10/1/2015 (Houston Industries, Inc. Project; Insured: Natl-Re)	AA-/A3	4,685,000	4,831,313

Brownwood ISD GO, 5.25% due 2/15/2017 pre-refunded 2/15/2015 (Educational Facilities; Insured: Natl-Re)	NR/A1	1,310,000	1,318,214

Capital Area Cultural Education Facilities Finance Corp., 5.00% due 4/1/2015 (Roman Catholic Diocese of Austin)	NR/Baa1	1,100,000	1,111,066

Capital Area Cultural Education Facilities Finance Corp., 5.00% due 4/1/2018 (Roman Catholic Diocese of Austin)	NR/Baa1	1,370,000	1,494,602

Cities of Dallas and Fort Worth, 5.00% due 11/1/2015 (DFW International Airport Development Plan)	A+/A2	3,370,000	3,503,823

Cities of Dallas and Fort Worth, 5.25% due 11/1/2023 (DFW International Airport Terminal Renewal & Improvement Program)	A+/A2	3,000,000	3,614,040

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Austin, 5.00% due 5/15/2015 (Water and Wastewater System; Insured: AMBAC)	AA/Aa2	1,520,000	1,547,512

City of Austin, 5.00% due 5/15/2016 (Water and Wastewater System; Insured: Natl-Re)	AA/Aa2	1,500,000	1,562,790

City of Austin, 5.00% due 11/15/2022 (Water and Wastewater System)	AA/Aa2	2,640,000	3,193,951

City of Beaumont, 5.00% due 9/1/2023 (Waterworks & Sewer System Improvements; Insured: AGM)	AA/A2	5,000,000	5,969,850

City of Beaumont, 5.00% due 9/1/2024 (Waterworks & Sewer System Improvements; Insured: AGM)	AA/A2	2,500,000	2,998,550

City of Brownsville, 5.00% due 9/1/2020 (Water, Wastewater & Electric Utilities Systems)	A+/A2	1,500,000	1,745,115

City of Brownsville, 5.00% due 9/1/2022 (Water, Wastewater & Electric Utilities Systems)	A+/A2	1,520,000	1,801,808

City of Brownsville, 5.00% due 9/1/2023 (Water, Wastewater & Electric Utilities Systems)	A+/A2	2,380,000	2,839,602

City of Bryan, 5.00% due 7/1/2015 (Electric System)	A+/A2	1,150,000	1,177,106

City of Bryan, 5.00% due 7/1/2019 (Electric System)	A+/A2	8,000,000	8,674,240

City of Dallas GO, 5.00% due 2/15/2018 pre-refunded 2/15/2015	AA+/Aa1	3,375,000	3,394,912

City of Denton GO, 4.00% due 2/15/2015	AA/Aa2	3,445,000	3,461,260

City of Denton GO, 4.00% due 2/15/2016	AA/Aa2	3,535,000	3,681,031

City of Denton GO, 5.00% due 2/15/2017	AA/Aa2	3,675,000	4,009,131

City of Denton GO, 5.00% due 2/15/2019	AA/Aa2	3,990,000	4,582,794

City of Denton GO, 5.00% due 2/15/2020	AA/Aa2	4,195,000	4,782,258

City of Houston, 5.00% due 7/1/2015 (Airport System)	AA-/Aa3	2,600,000	2,662,738

City of Houston, 5.00% due 7/1/2017 (Airport System)	AA-/Aa3	1,600,000	1,760,560

City of Houston, 5.00% due 7/1/2018 (Airport System)	AA-/Aa3	1,000,000	1,128,030

City of Houston, 0% due 9/1/2020 (Insured: AGM/AMBAC)	AA/A2	3,650,000	3,124,838

City of Houston, 5.00% due 5/15/2022 (Combined Utility System)	AA/Aa2	3,000,000	3,626,760

City of Houston, 5.00% due 11/15/2022 (Combined Utility System)	AA/Aa2	5,000,000	6,085,450

City of Houston, 5.00% due 5/15/2023 (Combined Utility System)	AA/Aa2	4,445,000	5,443,525

City of Houston, 5.00% due 11/15/2023 (Combined Utility System)	AA/Aa2	5,000,000	6,156,750

City of Houston, 5.00% due 5/15/2024 (Combined Utility System)	AA/Aa2	7,250,000	8,972,165

City of Houston, 5.00% due 11/15/2024 (Combined Utility System)	AA/Aa2	5,000,000	6,221,750

City of Laredo, 5.00% due 3/15/2015 (Sports Venues; Insured: AMBAC)	A+/A1	1,930,000	1,948,026

City of Laredo, 5.00% due 3/15/2021 (Sports Venues; Insured: AGM)	AA/A1	600,000	697,986

City of Laredo, 5.00% due 3/15/2022 (Sports Venues; Insured: AGM)	AA/A1	2,000,000	2,338,080

City of Laredo, 5.00% due 3/15/2023 (Sports Venues; Insured: AGM)	AA/A1	1,500,000	1,760,295

City of Laredo, 5.00% due 3/15/2024 (Sports Venues; Insured: AGM)	AA/A1	300,000	354,444

City of Laredo GO, 5.00% due 2/15/2018 (Streets, Sidewalks, Drainage, Signals, Lighting; Insured: Natl-Re)	AA/Aa2	2,000,000	2,184,340

City of Olmos Park Higher Education Facilities Corp., 5.00% due 12/1/2020 (University of the Incarnate Word Project)	NR/A3	3,620,000	4,211,146

City of Olmos Park Higher Education Facilities Corp., 5.00% due 12/1/2021 (University of the Incarnate Word Project)	NR/A3	1,000,000	1,172,640

City of San Antonio, 5.00% due 2/1/2022 (CPS Energy)	AA/Aa1	20,000,000	24,119,600

City of San Antonio, 5.25% due 2/1/2024 (CPS Energy)	AA/Aa1	7,000,000	8,809,640

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of San Antonio GO, 4.00% due 2/1/2015 (City Public Facility Improvements)	AAA/Aaa	1,000,000	1,003,270

City of San Antonio Public Facilities Corp., 5.00% due 9/15/2022 (Convention Center Refinancing & Expansion)	AA+/Aa2	1,450,000	1,732,996

City of Weslaco GO, 5.25% due 2/15/2019 (Waterworks and Sewer System; Insured: Natl-Re)	AA-/A3	2,835,000	3,049,269

Clifton Higher Education Finance Corp., 5.00% due 8/15/2016 (IDEA Public Schools)	BBB/NR	225,000	238,392

Clifton Higher Education Finance Corp., 5.00% due 8/15/2017 (IDEA Public Schools)	BBB/NR	315,000	343,495

Clifton Higher Education Finance Corp., 5.00% due 8/15/2018 (IDEA Public Schools)	BBB/NR	325,000	362,759

Clifton Higher Education Finance Corp., 5.00% due 8/15/2019 (IDEA Public Schools)	BBB/NR	445,000	505,124

Clifton Higher Education Finance Corp., 5.00% due 8/15/2023 (IDEA Public Schools)	BBB/NR	1,100,000	1,265,110

Collin County GO, 5.00% due 2/15/2016 (Road and Highway Construction)	AAA/Aaa	1,465,000	1,543,202

Corpus Christi Business & Job Development Corp., 5.00% due 3/1/2021 (Seawall Project)	A+/A1	625,000	725,994

Dallas Convention Center Hotel Development Corp., 0% due 1/1/2018	A+/A1	5,240,000	4,912,919

Dallas Convention Center Hotel Development Corp., 5.00% due 1/1/2019	A+/A1	5,200,000	5,824,468

Dallas County Utility & Reclamation District, 5.00% due 2/15/2017 (Insured: AMBAC)	A-/A3	1,260,000	1,371,208

Dallas County Utility & Reclamation District, 5.00% due 2/15/2017 (Insured: AMBAC)	A-/A3	1,160,000	1,262,382

Dallas County Utility & Reclamation District, 5.00% due 2/15/2018 (Insured: AMBAC)	A-/A3	2,035,000	2,210,437

Dallas County Utility & Reclamation District, 5.00% due 2/15/2018 (Insured: AMBAC)	A-/A3	1,935,000	2,101,816

Dallas County Utility & Reclamation District, 5.00% due 2/15/2019 (Insured: AMBAC)	A-/A3	2,175,000	2,354,350

Decatur ISD GO, 3.00% due 8/15/2015 (Wise County; Guaranty: PSF)	AAA/NR	1,710,000	1,740,575

Grayson County GO, 1.625% due 1/1/2017 (State Highway Toll System)	AA/Aa2	1,200,000	1,222,008

Grayson County GO, 4.00% due 1/1/2020 (State Highway Toll System)	AA/Aa2	2,000,000	2,231,800

Grayson County GO, 5.00% due 1/1/2022 (State Highway Toll System)	AA/Aa2	3,000,000	3,587,340

Guadalupe-Blanco River Authority PCR, 5.625% due 10/1/2017 (AEP Texas Central Co.)	BBB/Baa1	5,000,000	5,562,050

Gulf Coast Waste Disposal Authority, 4.00% due 10/1/2016 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	500,000	527,965

Gulf Coast Waste Disposal Authority, 4.00% due 10/1/2017 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	800,000	862,432

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2019 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	1,000,000	1,143,790

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2020 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	2,000,000	2,307,840

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2022 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	1,635,000	1,909,386

Harris County Cultural Education Facilities Finance Corp., 5.00% due 11/15/2015 (Texas Medical Center Central Heating & Cooling Services Corp.)	AA/Aa3	1,450,000	1,510,262

Harris County Cultural Education Facilities Finance Corp., 5.00% due 11/15/2018 (Texas Medical Center Central Heating & Cooling Services Corp.)	AA/Aa3	1,365,000	1,558,857

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Harris County Cultural Education Facilities Finance Corp., 5.00% due 11/15/2019 (Texas Medical Center Central Heating & Cooling Services Corp.)	AA/Aa3	1,000,000	1,161,800

	Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2022 (Memorial Hermann Health)	A+/A1	200,000	238,582

	Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2023 (Memorial Hermann Health)	A+/A1	400,000	481,184

	Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2024 (Memorial Hermann Health)	A+/A1	3,000,000	3,650,640

	Harris County Cultural Education Facilities Finance Corp., 0.03% due 9/1/2031 put 1/2/2015 (Texas Medical Center; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	5,200,000	5,200,000

	Harris County Cultural Education Facilities Finance Corp., 0.03% due 9/1/2031 put 1/2/2015 (Texas Medical Center; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	1,330,000	1,330,000

	Harris County Cultural Education Facilities Finance Corp., 0.03% due 9/1/2031 put 1/2/2015 (Texas Medical Center; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	6,495,000	6,495,000

	Harris County GO, 4.00% due 10/1/2015 (County Permanent Improvements)	AAA/NR	2,995,000	3,081,496

[a]	Harris County GO, 5.00% due 10/1/2015 (County Permanent Improvements)	AAA/NR	4,000,000	4,145,520

	Harris County Health Facilities Development Corp., 5.00% due 7/1/2016 (CHRISTUS Health System; Insured: AGM)	AA/A1	6,260,000	6,672,659

	Harris County Health Facilities Development Corp., 7.00% due 12/1/2027 pre-refunded 12/1/2018 (Memorial Hermann Healthcare System; LOC: JPMorgan Chase Bank, N.A.)	NR/A1	1,245,000	1,525,710

	Harris County Health Facilities Development Corp., 0.03% due 10/1/2041 put 1/2/2015 (Texas Children’s Hospital; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa2	47,120,000	47,120,000

	Harris County Hospital District, 5.00% due 2/15/2017 (Insured: Natl-Re)	AA-/A2	1,500,000	1,609,485

	Harris County-Houston Sports Authority, 5.00% due 11/15/2022 (Insured: AGM)	AA/A2	5,410,000	6,449,802

	Harris County-Houston Sports Authority, 5.00% due 11/15/2023 (Insured: AGM)	AA/A2	9,475,000	11,350,292

	Harris County-Houston Sports Authority, 5.00% due 11/15/2024 (Insured: AGM)	AA/A2	7,930,000	9,532,574

	Houston Higher Education Finance Corp., 5.875% due 5/15/2021 (Cosmos Foundation, Inc.)	BBB/NR	1,865,000	2,130,818

	Houston ISD GO, 5.00% due 2/15/2015 (Harris County School Buildings)	AA+/Aaa	2,450,000	2,464,553

	Houston ISD GO, 3.00% due 7/15/2015 (Harris County School Buildings)	AA+/Aaa	2,000,000	2,030,780

	Houston ISD GO, 1.50% due 6/1/2036 put 6/1/2015 (Harris County School Buildings; Guaranty: PSF)	AAA/Aaa	10,000,000	10,051,300

	Houston ISD GO, 2.00% due 6/1/2037 put 6/1/2016 (Harris County School Buildings; Guaranty: PSF)	AAA/Aaa	10,000,000	10,201,900

	Hutto ISD GO, 0% due 8/1/2017 (Guaranty: PSF)	AAA/NR	2,170,000	2,042,903

	Irving ISD GO, 0% due 2/15/2017 (Guaranty: PSF)	AAA/Aaa	1,000,000	945,270

	Kerrville Health Facilities Development Corp., 5.25% due 8/15/2021 (Sid Peterson Memorial Hospital)	BBB/NR	4,000,000	4,122,080

	Laredo Community College District GO, 5.00% due 8/1/2019 (School Facilities Improvements)	AA-/Aa3	880,000	1,017,738

	Laredo Community College District GO, 5.00% due 8/1/2020 (School Facilities Improvements)	AA-/Aa3	1,360,000	1,598,204

	Laredo Community College District GO, 5.00% due 8/1/2022 (School Facilities Improvements)	AA-/Aa3	655,000	785,908

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Laredo Community College District GO, 5.00% due 8/1/2023 (School Facilities Improvements)	AA-/Aa3	610,000	739,381

	Laredo Community College District GO, 5.00% due 8/1/2024 (School Facilities Improvements)	AA-/Aa3	715,000	875,982

	Lower Colorado River Authority, 5.875% due 5/15/2016 (Insured: BHAC/FSA)	NR/Aa1	2,210,000	2,220,254

	Lower Colorado River Authority, 5.00% due 5/15/2025 pre-refunded 5/15/2022	NR/NR	55,000	66,658

	Lower Colorado River Authority, 5.00% due 5/15/2025	A/A1	8,020,000	9,382,197

	Mission Economic Development Corp., 3.75% due 12/1/2018 put 5/1/2015 (Waste Management, Inc.)	A-/NR	8,500,000	8,632,260

	New Caney ISD GO, 5.00% due 2/15/2024 (Guaranty: PSF)	AAA/Aaa	865,000	1,048,968

	North East ISD GO, 5.00% due 8/1/2016 (Guaranty: PSF)	AAA/Aaa	2,000,000	2,145,640

	North East ISD GO, 2.00% due 8/1/2043 put 8/1/2015 (Educational Facilities; Guaranty: PSF)	AAA/Aaa	44,745,000	45,138,309

	North Texas University, 5.00% due 4/15/2016	NR/Aa2	2,250,000	2,382,840

	Northside ISD GO, 2.00% due 6/1/2039 put 6/1/2019 (Educational Facilities; Guaranty: PSF)	NR/Aaa	2,230,000	2,263,249

	Nueces River Authority, 5.00% due 7/15/2015 (City of Corpus Christi Lake Texana Project; Insured: AGM)	AA/Aa3	1,000,000	1,025,820

	Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2017	BBB+/NR	1,000,000	1,104,470

	Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2019	BBB+/NR	2,565,000	2,938,233

	Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2020	BBB+/NR	1,620,000	1,880,771

	San Antonio Public Facilities Corp., 5.00% due 9/15/2020 (Convention Center Refinancing & Expansion)	AA+/Aa2	915,000	1,070,449

	San Juan Higher Education Finance Authority, 5.125% due 8/15/2020 (IDEA Public Schools)	BBB/NR	1,600,000	1,771,152

	State of Texas GO, 1.50% due 8/31/2015 (Cash Flow Management)	SP-1+/Mig1	195,000,000	196,780,350

	Tarrant County Cultural Education Facilities Finance Corp., 5.00% due 8/15/2016 (Scott & White Memorial Hospital)	A+/Aa3	2,280,000	2,434,698

	Tarrant County Cultural Education Facilities Finance Corp., 5.00% due 8/15/2017 (Scott & White Memorial Hospital)	A+/Aa3	2,000,000	2,200,660

	Tarrant County Cultural Education Facilities Finance Corp., 0.01% due 10/1/2041 put 1/2/2015 (Methodist Hospitals of Dallas; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	62,000,000	62,000,000

	Texas Municipal Power Agency, 5.00% due 9/1/2017 (Insured: AGM)	AA/A2	10,000,000	11,087,900

	Texas Public Finance Authority, 5.00% due 10/15/2015 (Stephen F. Austin University; Insured: Natl-Re)	NR/A1	1,450,000	1,503,172

	Texas Public Finance Authority, 5.00% due 7/1/2017 pre-refunded 1/1/2016 (Unemployment Compensation)	AAA/Aaa	15,500,000	16,239,660

	Tyler Junior College District GO, 4.00% due 2/15/2015 (Higher Education Building Projects)	AA+/NR	1,300,000	1,306,097

	Uptown Development Authority, 5.00% due 9/1/2015 (Infrastructure Improvements)	BBB/NR	1,370,000	1,410,182

	Uptown Development Authority, 5.00% due 9/1/2017 (Infrastructure Improvements)	BBB/NR	1,580,000	1,727,003

	Uptown Development Authority, 5.00% due 9/1/2018 (Infrastructure Improvements)	BBB/NR	1,870,000	2,083,423

	Uptown Development Authority, 5.00% due 9/1/2019 (Infrastructure Improvements)	BBB/NR	1,945,000	2,198,706

[b]	Walnut Creek Special Utility District, 4.00% due 1/10/2020 (Water System Improvements; Insured: BAM)	AA/NR	520,000	571,974

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	Walnut Creek Special Utility District, 4.00% due 1/10/2021 (Water System Improvements; Insured: BAM)	AA/NR	445,000	489,077

[b]	Walnut Creek Special Utility District, 5.00% due 1/10/2022 (Water System Improvements; Insured: BAM)	AA/NR	525,000	612,628

[b]	Walnut Creek Special Utility District, 5.00% due 1/10/2024 (Water System Improvements; Insured: BAM)	AA/NR	750,000	884,595

	West Harris County Regional Water Authority, 5.00% due 12/15/2020 (Insured: Natl-Re)	AA-/A1	2,140,000	2,357,253

	U.S. Virgin Islands — 0.12%

	Virgin Islands Public Finance Authority, 6.75% due 10/1/2019 (Matching Fund Loan Diageo Project)	NR/Baa3	7,690,000	8,717,230

	Utah — 1.73%

	City of Murray, 0.02% due 5/15/2036 put 1/2/2015 (IHC Health Services, Inc.) (daily demand notes)	AA+/Aa1	20,820,000	20,820,000

	City of Murray, 0.01% due 5/15/2037 put 1/2/2015 (IHC Health Services, Inc.; SPA: Wells Fargo Bank N.A.) (daily demand notes)	AA+/Aa1	13,850,000	13,850,000

	City of Murray, 0.02% due 5/15/2037 put 1/2/2015 (IHC Health Services, Inc.; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	39,690,000	39,690,000

	South Valley Water Reclamation Facility, 5.00% due 8/15/2024 pre-refunded 8/15/2015 (Sewer Treatment Facility Improvements; Insured: AMBAC)	A+/NR	2,110,000	2,173,089

	Weber County, 0.02% due 2/15/2031 put 1/2/2015 (IHC Health Services, Inc.; SPA: The Bank of New York Mellon) (daily demand notes)	AA+/Aa1	29,800,000	29,800,000

	Weber County, 0.02% due 2/15/2035 put 1/2/2015 (IHC Health Services, Inc.; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AA+/Aa1	18,700,000	18,700,000

	Vermont — 0.31%

	Vermont Colleges GO, 4.00% due 7/1/2017	A/NR	5,375,000	5,651,598

	Vermont EDA, 5.00% due 12/15/2020 (Vermont Public Service Corp.)	NR/NR	14,250,000	16,533,562

	Virginia — 0.33%

	Fairfax County EDA, 5.00% due 8/1/2016 (Wiehle Avenue Metrorail Station Parking Project)	AA+/Aa2	2,600,000	2,784,548

	Fairfax County GO, 4.00% due 10/1/2015 (Public Facilities and Improvements) (State Aid Withholding)	AAA/Aaa	5,000,000	5,144,250

	Fairfax County GO, 5.00% due 10/1/2016 (Public Facilities and Improvements) (State Aid Withholding)	AAA/Aaa	1,100,000	1,188,242

	Fairfax County IDA, 4.00% due 5/15/2022 (Inova Health System)	AA+/Aa2	5,500,000	6,166,490

	Fairfax County IDA, 5.00% due 5/15/2022 (Inova Health System)	AA+/Aa2	5,000,000	6,015,900

	Northwestern Regional Jail Authority, 5.00% due 7/1/2033 pre-refunded 7/1/2015 (Community Corrections Center; Insured: Natl-Re)	AA-/Aa2	900,000	921,807

	Virginia College Building Authority, 0.01% due 11/1/2036 put 1/2/2015 (University of Richmond; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	NR/Aa1	1,855,000	1,855,000

	Washington — 1.86%

	Bremerton School District No. 100C GO, 0% due 12/1/2015 (Insured: AGM)	NR/Aa1	1,270,000	1,264,945

	Central Puget Sound Regional Transit Authority, 4.00% due 2/1/2015	AAA/Aa1	840,000	842,747

	Energy Northwest, 5.00% due 7/1/2017 (Bonneville Power Administration Project 3)	AA-/Aa1	5,470,000	6,051,899

	Energy Northwest, 5.00% due 7/1/2017 (Bonneville Power Administration Project 1)	AA-/Aa1	5,000,000	5,531,900

	Energy Northwest, 5.00% due 7/1/2018 (Nine Canyon Wind Project Phase I-III)	NR/A2	1,000,000	1,129,860

	Energy Northwest, 5.00% due 7/1/2018 (Bonneville Power Administration Project 3)	AA-/Aa1	475,000	524,258

	Energy Northwest, 5.00% due 7/1/2019 (Nine Canyon Wind Project Phase I-III)	NR/A2	2,000,000	2,301,620

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Energy Northwest, 5.00% due 7/1/2020 (Nine Canyon Wind Project Phase I-III)	NR/A2	2,000,000	2,338,320

Energy Northwest, 5.00% due 7/1/2021 (Nine Canyon Wind Project Phase I-III)	NR/A2	2,000,000	2,364,060

Energy Northwest, 5.00% due 7/1/2022 (Nine Canyon Wind Project Phase I-III)	NR/A2	1,000,000	1,189,600

Energy Northwest, 5.00% due 7/1/2023 (Nine Canyon Wind Project Phase I-III)	NR/A2	1,000,000	1,197,580

King County Federal Way School District No. 210 GO, 4.125% due 12/1/2019 (Insured: Natl-Re)	AA+/Aa1	2,000,000	2,165,360

Marysville School District No. 25 GO, 4.00% due 12/1/2017 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,000,000	1,091,350

Marysville School District No. 25 GO, 4.00% due 12/1/2018 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,100,000	1,219,339

Marysville School District No. 25 GO, 5.00% due 12/1/2019 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,390,000	1,623,909

Marysville School District No. 25 GO, 5.00% due 12/1/2020 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,625,000	1,924,325

Marysville School District No. 25 GO, 5.00% due 12/1/2021 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,750,000	2,098,232

Marysville School District No. 25 GO, 5.00% due 12/1/2022 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	2,620,000	3,184,217

Marysville School District No. 25 GO, 5.00% due 12/1/2023 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,700,000	2,062,406

Port of Seattle, 5.50% due 9/1/2018 (Insured: Natl-Re)	AA-/A2	5,000,000	5,759,050

Seattle Municipal Light & Power, 5.00% due 2/1/2016	AA/Aa2	800,000	841,016

Seattle Municipal Light & Power, 5.00% due 2/1/2017	AA/Aa2	2,000,000	2,180,660

Skagit County Public Hospital District No. 1, 4.00% due 12/1/2016 (Skagit Regional Health)	NR/Baa2	1,000,000	1,046,370

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2018 (Skagit Regional Health)	NR/Baa2	800,000	883,856

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2019 (Skagit Regional Health)	NR/Baa2	835,000	932,962

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2021 (Skagit Regional Health)	NR/Baa2	1,160,000	1,312,610

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2022 (Skagit Regional Health)	NR/Baa2	500,000	564,410

Skagit County Public Hospital District No. 1, 5.375% due 12/1/2022 (Skagit Valley Hospital)	NR/Baa2	500,000	511,750

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2023 (Skagit Regional Health)	NR/Baa2	750,000	851,385

Skagit County Public Hospital District No. 1 GO, 4.00% due 12/1/2017 (Skagit Regional Health)	NR/A1	1,000,000	1,080,850

Skagit County Public Hospital District No. 1 GO, 4.00% due 12/1/2018 (Skagit Regional Health)	NR/A1	1,270,000	1,391,323

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2019 (Skagit Regional Health)	NR/A1	1,695,000	1,954,115

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2020 (Skagit Regional Health)	NR/A1	1,570,000	1,833,854

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2021 (Skagit Regional Health)	NR/A1	3,135,000	3,689,205

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2022 (Skagit Regional Health)	NR/A1	3,635,000	4,281,557

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2018 (Island Hospital)	NR/A1	1,000,000	1,092,730

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2019 (Island Hospital)	NR/A1	1,000,000	1,102,970

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2020 (Island Hospital)	NR/A1	1,000,000	1,106,590

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2021 (Island Hospital)	NR/A1	1,000,000	1,104,910

Skagit County Public Hospital District No. 2 GO, 5.00% due 12/1/2022 (Island Hospital)	NR/A1	1,700,000	1,989,068

State of Washington COP, 5.00% due 7/1/2016 (State Agency Real Property Projects) (State Aid Withholding)	NR/Aa2	2,415,000	2,581,345

State of Washington COP, 5.00% due 7/1/2017 (State Agency Real Property Projects) (State Aid Withholding)	NR/Aa2	2,555,000	2,825,447

State of Washington COP, 5.00% due 7/1/2018 (State Agency Real Property Projects) (State Aid Withholding)	NR/Aa2	2,670,000	3,025,591

State of Washington COP, 5.00% due 7/1/2019 (State & Local Agency Real & Personal Property Projects) (State Aid Withholding)	NR/Aa2	1,000,000	1,156,950

State of Washington COP, 5.00% due 7/1/2020 (State & Local Agency Real & Personal Property Projects) (State Aid Withholding)	NR/Aa2	3,290,000	3,864,434

State of Washington COP, 5.00% due 7/1/2021 (State & Local Agency Real & Personal Property Projects) (State Aid Withholding)	NR/Aa2	3,125,000	3,720,094

State of Washington COP, 5.00% due 7/1/2022 (State & Local Agency Real & Personal Property Projects) (State Aid Withholding)	NR/Aa2	3,000,000	3,612,420

State of Washington GO, 5.00% due 7/1/2015 (Public Highway, Bridge, Ferry Capital and Operating Costs)	AA+/Aa1	5,355,000	5,485,287

State of Washington GO, 0% due 1/1/2018 (Stadium and Exhibition Center; Insured: Natl-Re)	AA+/Aa1	4,000,000	3,883,240

State of Washington GO, 0% due 1/1/2019 (Stadium and Exhibition Center; Insured: Natl-Re)	AA+/Aa1	3,000,000	2,837,160

State of Washington GO, 0% due 12/1/2019 (Public Highway, Bridge, Ferry Capital and Operating Costs; Insured: Natl-Re)	AA+/Aa1	3,030,000	2,805,719

State of Washington Public Power Supply Systems, 0% due 7/1/2015 (Nuclear Project No. 3; Insured: Natl-Re/IBC)	AA-/Aa1	3,000,000	2,995,350

Washington Health Care Facilities Authority, 5.00% due 8/15/2015 (Multicare Health Systems)	AA-/Aa3	2,000,000	2,056,900

Washington Health Care Facilities Authority, 5.00% due 8/15/2016 (Multicare Health Systems)	AA-/Aa3	2,075,000	2,217,449

Washington Health Care Facilities Authority, 5.00% due 7/1/2017 (Overlake Hospital Medical Center)	A/A2	1,245,000	1,371,890

Washington Health Care Facilities Authority, 5.00% due 8/15/2017 (Multicare Health Systems)	AA-/Aa3	1,000,000	1,103,960

Washington Health Care Facilities Authority, 5.25% due 8/1/2018 (Highline Medical Center; Insured: FHA 242) (ETM)	NR/NR	7,935,000	8,658,751

Washington Health Care Facilities Authority, 5.00% due 8/15/2018 (Multicare Health Systems)	AA-/Aa3	2,000,000	2,258,160

Washington Health Care Facilities Authority, 5.00% due 7/1/2019 (Overlake Hospital Medical Center)	A/A2	1,050,000	1,209,338

Washington Health Care Facilities Authority, 4.75% due 7/1/2020 (Overlake Hospital Medical Center)	A/A2	1,000,000	1,117,420

West Virginia — 0.15%

Mason County PCR, 1.625% due 10/1/2022 put 10/1/2018 (Appalachian Power Company Project)	BBB/Baa1	3,300,000	3,300,528

Monongalia County Building Commission, 5.25% due 7/1/2020 (Monongalia General Hospital)	A-/NR	3,185,000	3,243,317

West Virginia Higher Education Policy Commission, 5.00% due 4/1/2020 (Higher Education Facilities)	A+/Aa3	1,000,000	1,163,280

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

West Virginia Higher Education Policy Commission, 5.00% due 4/1/2021 (Higher Education Facilities)	A+/Aa3	1,000,000	1,176,390

West Virginia Higher Education Policy Commission, 5.00% due 4/1/2022 (Higher Education Facilities)	A+/Aa3	1,500,000	1,781,685

Wisconsin — 0.84%

Fox Valley Technical College District GO, 3.00% due 12/1/2015 (Higher Education Facility Projects)	NR/Aaa	4,515,000	4,631,352

State of Wisconsin, 5.00% due 7/1/2015 (Petroleum Environmental Cleanup Fund Award Program)	AA/Aa2	4,000,000	4,097,320

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/15/2015 (Aurora Health Care, Inc.)	NR/A3	4,100,000	4,201,967

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/15/2016 (Aurora Health Care, Inc.)	NR/A3	3,695,000	3,922,649

Wisconsin Health & Educational Facilities Authority, 5.00% due 4/15/2017 (Aurora Health Care, Inc.)	NR/A3	1,295,000	1,399,481

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2017 (Agnesian Healthcare, Inc.)	A-/A3	1,000,000	1,087,880

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/15/2017 (Aurora Health Care, Inc.)	NR/A3	5,025,000	5,465,642

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2018 (Agnesian Healthcare, Inc.)	A-/A3	1,855,000	2,061,480

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2019 (Agnesian Healthcare, Inc.)	A-/A3	1,000,000	1,131,250

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2020 (Agnesian Healthcare, Inc.)	A-/A3	2,110,000	2,419,811

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2020 (ProHealth Care, Inc.)	A+/A1	1,075,000	1,255,267

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2021 (ProHealth Care, Inc.)	A+/A1	2,575,000	3,033,813

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2022 (ProHealth Care, Inc.)	A+/A1	1,600,000	1,853,584

Wisconsin Health & Educational Facilities Authority, 5.00% due 12/1/2022 (UnityPoint Health)	NR/Aa3	1,000,000	1,182,990

Wisconsin Health & Educational Facilities Authority, 1.25% due 8/15/2025 put 8/15/2017 (Aurora Health Care, Inc.)	NR/A3	1,800,000	1,807,668

Wisconsin Health & Educational Facilities Authority, 5.125% due 8/15/2027 put 8/15/2016 (Aurora Health Care, Inc.)	NR/A3	4,500,000	4,823,460

Wisconsin Health & Educational Facilities Authority, 5.00% due 11/15/2043 put 6/1/2021 (Ascension Health Alliance System)	AA+/Aa2	10,000,000	11,748,200

WPPI Energy, 5.00% due 7/1/2021 (Power Supply System)	A/A1	4,100,000	4,868,299

TOTAL INVESTMENTS — 98.57% (Cost $6,909,582,500)			$7,137,538,164

OTHER ASSETS LESS LIABILITIES — 1.43%			103,758,779

NET ASSETS — 100.00%			$7,241,296,943

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.
a	Segregated as collateral for a when-issued security.
b	When-issued security.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

BAM	Insured by Build America Mutual Insurance Co.

BHAC	Insured by Berkshire Hathaway Assurance Corp.

CalSTRS	California State Teachers’ Retirement System

CalPERS	California Public Employees’ Retirement System

CIFG	Insured by CIFG Assurance North America Inc.

COP	Certificates of Participation

DFA	Development Finance Authority

EDA	Economic Development Authority

ETM	Escrowed to Maturity

FGIC	Insured by Financial Guaranty Insurance Co.

FHA	Insured by Federal Housing Administration

FSA	Insured by Financial Security Assurance Co.

GNMA	Collateralized by Government National Mortgage Association

GO	General Obligation

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IBC	Insured Bond Certificate

IDA	Industrial Development Authority

ISD	Independent School District

JEA	Jacksonville Electric Authority

MBIA	Insured by Municipal Bond Investors Assurance

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

PCR	Pollution Control Revenue Bond

PSF	Guaranteed by Permanent School Fund

Q-SBLF	Insured by Qualified School Bond Loan Fund

Radian	Insured by Radian Asset Assurance

SCSDE	Insured by South Carolina Department of Education

SONYMA	State of New York Mortgage Authority

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

At December 31, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$6,909,582,500

Gross unrealized appreciation on a tax basis	$231,246,491
Gross unrealized depreciation on a tax basis	(3,290,827)

Net unrealized appreciation (depreciation) on investments (tax basis)	$227,955,664

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

Valuation Policy and Procedures: The Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments).

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Fair Value Measurements at December 31, 2014
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$7,137,538,164	$-	$7,137,538,164	$-

Total Investments in Securities	$7,137,538,164	$-	$7,137,538,164	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2014.

SCHEDULE OF INVESTMENTS

Thornburg Intermediate Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alabama — 1.89%

Alabama Capital Region Solid Waste Disposal Authority, 4.00% due 6/15/2016 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	$160,000	$167,216

Alabama Capital Region Solid Waste Disposal Authority, 4.00% due 6/15/2017 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	750,000	799,973

Alabama Capital Region Solid Waste Disposal Authority, 4.00% due 6/15/2019 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	815,000	886,378

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2020 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	845,000	965,742

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2021 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	890,000	1,026,686

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2022 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	930,000	1,078,316

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2023 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	980,000	1,127,529

Alabama Drinking Water Finance Authority, 5.25% due 8/15/2015 (Insured: AMBAC)	NR/NR	1,200,000	1,232,724

Alabama Public School & College Authority, 5.00% due 5/1/2016 (Educational Facilities)	NR/Aa1	2,000,000	2,124,240

Alabama Public School & College Authority, 5.00% due 6/1/2021 (Educational Facilities)	AA/Aa1	775,000	925,218

Alabama Public School & College Authority, 5.00% due 6/1/2026 (Educational Facilities)	AA/Aa1	4,380,000	5,229,632

City of Mobile Industrial Development Board PCR, 1.65% due 6/1/2034 put 3/20/2017 (Alabama Power Company Barry Plant Project)	A/A1	2,000,000	2,032,620

East Alabama Health Care Authority GO, 5.00% due 9/1/2027 (Health Care Facilities Capital Improvements)	A/NR	1,250,000	1,386,263

Montgomery Water Works & Sanitary Sewer Board, 5.00% due 9/1/2017	AAA/Aa1	2,185,000	2,426,377

University of Alabama at Birmingham Hospital, 5.25% due 9/1/2025	A+/A1	2,000,000	2,246,240

Alaska — 0.43%

Alaska Housing Finance Corp. GO, 5.00% due 12/1/2021 (State Capital Project)	AA+/Aa2	500,000	585,475

Alaska Municipal Bond Bank, 5.00% due 10/1/2017 (Insured: Natl-Re)	AA+/Aa2	2,470,000	2,498,751

City of Valdez, 5.00% due 1/1/2021 (BP Pipelines (Alaska), Inc. Project)	A/A2	2,000,000	2,325,360

Arizona — 2.46%

Arizona Board of Regents, 5.00% due 8/1/2024 (University of Arizona SPEED)	A+/Aa3	1,635,000	1,902,960

Arizona Board of Regents, 5.00% due 8/1/2029 (University of Arizona SPEED)	A+/Aa3	1,000,000	1,187,470

Arizona HFA, 5.00% due 7/1/2017 (Dignity Health)	A/A3	1,450,000	1,587,561

Arizona HFA, 5.00% due 12/1/2031 (Scottsdale Lincoln Hospitals)	NR/A2	2,500,000	2,861,450

Arizona State University Energy Management LLC, 5.00% due 7/1/2017 (Tempe Campus Project)	AA-/A1	465,000	510,444

City of Flagstaff GO, 1.75% due 7/1/2015 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	165,000	166,294

City of Flagstaff GO, 1.75% due 7/1/2016 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	200,000	203,852

City of Flagstaff GO, 3.00% due 7/1/2020 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	700,000	746,648

City of Flagstaff GO, 4.00% due 7/1/2022 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	420,000	475,117

City of Flagstaff GO, 4.00% due 7/1/2023 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	200,000	227,112

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Maricopa County Pollution Control Corp., 0.03% due 5/1/2029 put 1/2/2015 (Arizona Public Service Co. Palo Verde Project; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	A+/Aa1	2,600,000	2,600,000

Mohave County IDA, 7.25% due 5/1/2015 (Mohave Prison LLC)	BBB+/NR	2,395,000	2,429,272

Phoenix Civic Improvement Corp., 5.00% due 7/1/2017 (Insured: Natl-Re)	AA/Aa3	1,000,000	1,100,080

Pima County IDA, 5.00% due 12/1/2030 (Providence Day School Project)	BBB+/NR	2,000,000	2,154,580

Salt Verde Financial Corp., 5.25% due 12/1/2022 (Salt River Project Agricultural Improvement and Power District)	A-/Baa2	2,000,000	2,339,680

Salt Verde Financial Corp., 5.25% due 12/1/2028 (Salt River Project Agricultural Improvement and Power District)	A-/Baa2	770,000	921,190

State of Arizona, 5.00% due 7/1/2019 (Insured: AGM)	AA/A1	7,280,000	8,350,597

University Medical Center Corp. GO, 5.00% due 7/1/2015 (UMCC Health Care Facilities)	BBB/Baa2	1,000,000	1,019,700

California — 6.98%

Alameda County Joint Powers Authority, 5.25% due 12/1/2027 (Alameda County Medical Center Highland Hospital)	AA/Aa3	1,000,000	1,205,470

Alameda County Joint Powers Authority, 5.25% due 12/1/2028 (Alameda County Medical Center Highland Hospital)	AA/Aa3	1,150,000	1,380,978

Alameda County Joint Powers Authority, 5.25% due 12/1/2029 (Alameda County Medical Center Highland Hospital)	AA/Aa3	1,500,000	1,794,720

Brentwood Infrastructure Financing Authority, 5.00% due 11/1/2026 (Insured: AGM)	AA/NR	2,000,000	2,228,820

California Educational Facilities Authority, 5.50% due 4/1/2029 (Pitzer College)	NR/A2	3,000,000	3,491,880

California HFFA, 5.00% due 11/15/2022 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,000,000	1,130,870

California HFFA, 5.00% due 3/1/2026 (Adventist Health System/West)	A/NR	3,020,000	3,515,975

California HFFA, 5.25% due 3/1/2027 (Dignity Health)	A/A3	5,250,000	5,986,417

California Infrastructure & Economic Development Bank, 5.75% due 8/15/2029 (King City Joint Union High School District)	A+/NR	1,500,000	1,760,280

California Pollution Control Financing Authority, 5.25% due 6/1/2023 put 12/1/2017 (Solid Waste Disposal-Republic Services, Inc.) (AMT)	BBB+/Baa3	2,000,000	2,178,480

California State Public Works Board, 5.00% due 6/1/2017 (University of California Multiple Campus Capital Projects; Insured: Natl-Re) (ETM)	AA+/Aaa	2,000,000	2,211,220

California State Public Works Board, 5.00% due 4/1/2028 (Corrections & Rehabilitation and Judicial Council)	A/A1	2,500,000	2,913,800

California Statewide Community Development Authority, 6.25% due 8/15/2028 (Enloe Medical Center; Insured: California Mtg Insurance)	A+/NR	1,050,000	1,215,984

California Statewide Community Development Authority, 6.00% due 7/1/2030 (Aspire Public Schools)	NR/NR	7,015,000	7,396,265

Carson Redevelopment Agency, 6.25% due 10/1/2022 (Redevelopment Project Area No. 1)	A-/NR	1,620,000	1,935,689

Carson Redevelopment Agency, 6.375% due 10/1/2024 (Redevelopment Project Area No. 1)	A-/NR	1,300,000	1,531,439

Chico Redevelopment Agency, 5.00% due 4/1/2030 (Chico Amended & Merged Redevelopment; Insured: AMBAC)	A+/NR	5,500,000	5,722,365

Corona-Norco USD COP, 5.00% due 4/15/2018 (Insured: AGM)	AA/A1	1,245,000	1,381,552

Corona-Norco USD COP, 5.00% due 4/15/2021 (Insured: AGM)	AA/A1	1,000,000	1,156,890

Delano Financing Authority, 5.00% due 12/1/2025 (City of Delano Police Station and Woollomes Avenue Bridge)	A-/NR	2,555,000	2,813,106

El Camino Hospital District, 6.25% due 8/15/2017 (Insured: AMBAC) (ETM)	NR/NR	435,000	470,057

Franklin-McKinley School District GO, 5.25% due 8/1/2027 (Insured: Natl-Re)	NR/A1	1,000,000	1,223,370

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Fresno USD GO, 6.00% due 8/1/2026 (Educational Facilities and Improvements; Insured: Natl-Re)	AA-/A3	1,165,000	1,414,648

Jurupa Public Financing Authority, 5.50% due 9/1/2025 (Eastvale Community Services; Insured: AGM)	AA/NR	1,195,000	1,445,114

Jurupa Public Financing Authority, 5.50% due 9/1/2027 (Eastvale Community Services; Insured: AGM)	AA/NR	1,335,000	1,600,758

Los Angeles Regional Airport Improvement Corp., 5.00% due 1/1/2017 (LAX Fuel Corp.; Insured: AGM) (AMT)	AA/A2	1,120,000	1,146,029

M-S-R Energy Authority, 6.125% due 11/1/2029	A-/NR	2,500,000	3,197,100

Mojave USD COP, 0% due 9/1/2021 (Insured: AGM)	AA/NR	1,095,000	869,036

Mojave USD COP, 0% due 9/1/2023 (Insured: AGM)	AA/NR	1,100,000	773,652

North City West School Facilities Financing Authority, 5.00% due 9/1/2024 (Carmel Valley Schools; Insured: AGM)	AA/NR	1,080,000	1,246,892

Redwood City Redevelopment Agency, 0% due 7/15/2023 (Redevelopment Area A-2; Insured: AMBAC)	A-/NR	2,065,000	1,500,842

San Jose Redevelopment Agency, 5.25% due 8/1/2027 (Merged Area Redevelopment Project)	A/Ba1	2,400,000	2,660,016

San Jose Redevelopment Agency, 5.375% due 8/1/2028 (Merged Area Redevelopment Project)	A/Ba1	1,175,000	1,307,869

San Mateo Union High School District GO, 0% due 9/1/2019 (Educational Facilities; Insured: Natl-Re)	AA+/Aa1	3,000,000	2,809,110

Saratoga Union School District GO, 0% due 9/1/2023 (Insured: Natl-Re)	AA+/Aa2	900,000	713,340

State of California GO, 5.25% due 9/1/2026 (Kindergarten University Facilities)	A+/Aa3	5,000,000	6,009,350

Tuolumne Wind Project Authority, 5.875% due 1/1/2029 (Tuolumne Co.)	AA-/A2	3,000,000	3,534,570

Turlock Irrigation District, 5.00% due 1/1/2021	AA-/A2	1,750,000	2,013,917

William S. Hart Union High School District GO, 0% due 9/1/2021 (Educational Facilities)	AA/A2	800,000	675,064

Colorado — 1.03%

City and County of Denver COP, 0.03% due 12/1/2029 put 1/2/2015 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	700,000	700,000

Denver Convention Center Hotel Authority, 5.25% due 12/1/2023 (Insured: Syncora)	BBB-/Baa3	2,530,000	2,763,342

Housing Authority of the City and County of Denver, 5.20% due 11/1/2027 pre-refunded 11/1/2017 (Three Towers Rehabilitation; Insured: AGM) (AMT)	NR/Aaa	1,220,000	1,368,096

Housing Authority of the City and County of Denver, 5.20% due 11/1/2027 (Three Towers Rehabilitation; Insured: AGM) (AMT)	NR/A2	1,335,000	1,452,440

Park Creek Metropolitan District, 5.25% due 12/1/2020 (Insured: AGM)	AA/NR	1,120,000	1,253,235

Regional Transportation District COP, 5.50% due 6/1/2022 (FasTracks Transportation System)	A/Aa3	3,000,000	3,539,400

Regional Transportation District COP, 5.00% due 6/1/2028 (North Metro Rail Line)	A/Aa3	1,550,000	1,794,016

Connecticut — 0.54%

Connecticut Health & Educational Facilities Authority, 5.75% due 7/1/2029 (Ethel Walker School)	BBB/NR	1,350,000	1,442,975

Connecticut Housing Finance Authority, 0.03% due 11/15/2036 put 1/2/2015 (Housing Mtg Financing Program; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	2,070,000	2,070,000

Connecticut Housing Finance Authority, 0.03% due 5/15/2039 put 1/2/2015 (Housing Mtg Financing Program; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	1,300,000	1,300,000

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

State of Connecticut GO Floating Rate Note, 0.56% due 9/15/2017 (Public Facility Improvements)	AA/Aa3	2,000,000	2,011,400

Delaware — 0.05%

Delaware Solid Waste Authority, 5.00% due 6/1/2021 (Capital Improvement Program; Insured: Natl-Re)	AA+/A2	615,000	653,025

District of Columbia — 1.23%

District of Columbia Association of American Medical Colleges, 5.00% due 2/15/2017 (Insured: AMBAC) (ETM)	NR/NR	1,000,000	1,091,590

District of Columbia COP, 5.00% due 1/1/2020 pre-refunded 1/1/16 (Insured: Natl-Re)	AA-/Aa3	3,900,000	4,083,690

District of Columbia GO, 6.00% due 6/1/2015 (Insured: Natl-Re)	AA/Aa2	3,000,000	3,072,540

Metropolitan Airports Authority, 0% due 10/1/2023 (Dulles Toll Road; Insured: AGM)	AA/A3	4,890,000	3,658,013

Metropolitan Airports Authority, 0% due 10/1/2024 (Dulles Toll Road; Insured: AGM)	AA/A3	5,000,000	3,540,200

Florida — 7.01%

City of Hollywood Community Redevelopment Agency, 5.00% due 3/1/2021 (Beach Community Redevelopment Project; Insured: Syncora)	NR/A3	3,000,000	3,170,730

City of Jacksonville, 5.00% due 10/1/2026 (Better Jacksonville Plan)	A/A1	2,075,000	2,409,386

City of Lakeland, 5.00% due 10/1/2018 (Electric Power System Smart Grid Project; Insured: AGM)	AA/Aa3	2,000,000	2,271,900

City of Lakeland, 5.25% due 10/1/2027 (Electric Power System Smart Grid Project; Insured: AGM)	AA/Aa3	3,680,000	4,587,157

City of Lakeland, 5.25% due 10/1/2036 (Electric Power System Smart Grid Project; Insured: AGM)	AA/Aa3	2,770,000	3,573,134

City of Miami GO, 5.375% due 9/1/2015 (Insured: Natl-Re)	AA-/A2	1,000,000	1,004,040

Correctional Privatization Commission COP, 5.00% due 8/1/2017 (Insured: AMBAC)	AA+/Aa2	1,000,000	1,003,910

Escambia County HFA, 5.95% due 7/1/2020 (Florida Health Care Facility Loan; Insured: AMBAC)	NR/NR	1,785,000	1,887,513

Flagler County School Board COP, 5.00% due 8/1/2020 pre-refunded 8/1/2015 (Insured: AGM)	AA/A2	2,560,000	2,632,269

Florida Department of Management Services, 5.00% due 9/1/2018 (Financing or Acquisition of State-Owned Office Buildings; Insured: AMBAC)	AA+/Aa2	500,000	520,775

Florida Department of Management Services COP, 3.50% due 8/1/2016 (Correctional Facilities Construction and Improvements; Insured: AGM)	AA+/Aa2	500,000	523,310

Florida Municipal Loan Council, 5.00% due 10/1/2020 (Insured: Natl-Re)	AA-/A3	1,000,000	1,073,240

Florida Municipal Loan Council, 5.00% due 10/1/2024 (Insured: Natl-Re)	AA-/A3	2,235,000	2,374,687

Florida State Department of Children & Families COP, 5.00% due 10/1/2018 (South Florida Evaluation Treatment)	AA+/NR	2,090,000	2,162,001

Florida State Department of Children & Families COP, 5.00% due 10/1/2019 (South Florida Evaluation Treatment)	AA+/NR	2,255,000	2,332,685

Highlands County HFA, 5.00% due 11/15/2019 (Adventist Health Hospital)	AA-/Aa2	1,100,000	1,146,233

Highlands County HFA, 5.00% due 11/15/2019 (Adventist Health Hospital)	AA-/Aa2	1,750,000	1,823,553

Hillsborough County, 5.00% due 3/1/2017 (Water & Wastewater System; Insured: Natl-Re)	AA-/A1	5,630,000	5,853,229

Hillsborough County School Board COP, 0.01% due 7/1/2030 put 1/2/2015 (Educational Facilities and Equipment; Insured: Natl-Re; LOC: Wells Fargo Bank, N.A.) (daily demand notes)	AA-/Aa2	1,100,000	1,100,000

JEA, 0.03% due 10/1/2038 put 1/2/2015 (Water and Sewer System; SPA: U.S. Bank, N.A.) (daily demand notes)	AA/Aa2	900,000	900,000

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Lake County School Board COP, 5.00% due 6/1/2026 (School District Facility Projects)	A/NR	1,210,000	1,374,923

	Manatee County, 5.00% due 10/1/2015 (Various County Capital Projects)	NR/Aa2	500,000	517,995

	Miami-Dade County Aviation Department, 5.00% due 10/1/2028	A/A2	1,000,000	1,180,920

	Miami-Dade County Aviation Department, 5.00% due 10/1/2029	A/A2	1,335,000	1,566,596

	Miami-Dade County Aviation Department, 5.00% due 10/1/2030	A/A2	1,000,000	1,170,710

	Miami-Dade County Aviation Department, 5.00% due 10/1/2031	A/A2	2,000,000	2,330,360

	Miami-Dade County Educational Facilities Authority, 5.25% due 4/1/2018 (University of Miami)	A-/A3	250,000	264,813

	Miami-Dade County Educational Facilities Authority, 5.25% due 4/1/2024 (University of Miami; Insured: AMBAC)	A-/A3	1,000,000	1,209,050

	Miami-Dade County GO, 5.00% due 10/1/2023 (Seaport Properties)	AA/Aa2	1,040,000	1,220,991

	Miami-Dade County GO, 6.25% due 7/1/2026 (Building Better Communities)	AA/Aa2	2,130,000	2,479,405

	Miami-Dade County School Board COP, 5.00% due 10/1/2021 (Insured: AMBAC)	A/A1	3,035,000	3,569,949

	Miami-Dade County School Board COP, 5.25% due 5/1/2022 (Insured: AGM)	AA/A1	2,600,000	2,920,138

[a]	Miami-Dade County School Board COP, 5.00% due 5/1/2030	A/A1	3,250,000	3,764,247

	Orange County HFA, 6.25% due 10/1/2016 (Orlando Regional Hospital; Insured: Natl-Re)	AA-/A3	1,695,000	1,789,123

	Orange County HFA, 5.125% due 10/1/2026 (Orlando Health, Inc.)	A/A3	2,000,000	2,231,780

	Palm Beach County HFA, 5.00% due 12/1/2025 (Boca Raton Regional Hospital)	BBB/NR	500,000	575,750

	Palm Beach County School Board COP, 5.00% due 8/1/2032 put 8/1/2016	NR/Aa3	1,500,000	1,603,995

	Sarasota County Public Hospital Board, 4.659% due 10/1/2021 (Sarasota Memorial Hospital; Insured: Natl-Re)	AA-/A1	2,000,000	2,082,360

	School Board of Broward County COP, 5.00% due 7/1/2020 (Educational Facilities and Equipment; Insured: AGM)	AA/A1	1,000,000	1,065,290

	School Board of Broward County COP, 5.00% due 7/1/2026 (Educational Facilities and Equipment)	A/A1	3,000,000	3,444,840

	School Board of Broward County COP, 5.00% due 7/1/2027 (Educational Facilities and Equipment)	A/A1	2,000,000	2,287,080

	South Miami HFA, 5.00% due 8/15/2022 (Baptist Health Group)	AA/Aa2	1,500,000	1,658,640

	Sunshine State Governmental Finance Commission, 5.00% due 9/1/2028 (Miami-Dade County Program)	AA-/Aa3	3,500,000	4,050,830

	University of Central Florida COP Convocation Corp., 5.00% due 10/1/2019 (Insured: Natl-Re)	AA-/A3	1,135,000	1,161,990

	Georgia — 1.79%

	Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2024 (UGAREF Bolton Commons, LLC)	NR/Aa2	485,000	581,947

	Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2025 (UGAREF Bolton Commons, LLC)	NR/Aa2	510,000	607,410

	Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2027 (UGAREF Bolton Commons, LLC)	NR/Aa2	735,000	863,632

	Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2028 (UGAREF Bolton Commons, LLC)	NR/Aa2	590,000	690,023

	Athens-Clarke County Unified Government Development Authority, 0.01% due 7/1/2035 put 1/2/2015 (University of Georgia Athletic Association; LOC: Wells Fargo Bank, N.A.) (daily demand notes)	NR/Aa3	610,000	610,000

	City of Atlanta, 5.50% due 11/1/2022 (Water & Wastewater System; Insured: Natl-Re)	AA-/Aa3	530,000	622,803

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Atlanta, 5.50% due 11/1/2024 (Water & Wastewater System; Insured: AGM)	AA/Aa3	5,000,000	5,799,050

Clarke County Hospital Authority, 5.00% due 1/1/2023 (Athens Regional Medical Center)	AA/Aa1	2,060,000	2,425,011

Clarke County Hospital Authority, 5.00% due 1/1/2024 (Athens Regional Medical Center)	AA/Aa1	2,310,000	2,686,807

Clarke County Hospital Authority, 5.00% due 1/1/2025 (Athens Regional Medical Center)	AA/Aa1	525,000	606,984

Clarke County Hospital Authority, 5.00% due 1/1/2026 (Athens Regional Medical Center)	AA/Aa1	725,000	835,200

Development Authority of Fulton County, 5.00% due 10/1/2019 (Georgia Tech Athletic Assoc.)	NR/A2	3,000,000	3,468,360

Municipal Electric Authority of Georgia, 6.60% due 1/1/2018 (Insured: Natl-Re)	AA-/A1	1,170,000	1,239,966

Valdosta and Lowndes County Hospital Authority, 5.00% due 10/1/2024 (South Medical Center)	AA-/Aa2	1,200,000	1,388,052

Guam — 0.71%

Guam Power Authority, 5.00% due 10/1/2023 (Electric Power System; Insured: AGM)	AA/A2	2,000,000	2,368,400

Guam Power Authority, 5.00% due 10/1/2024 (Electric Power System; Insured: AGM)	AA/A2	2,000,000	2,373,060

Guam Power Authority, 5.00% due 10/1/2025 (Electric Power System; Insured: AGM)	AA/A2	2,500,000	2,943,075

Guam Waterworks Authority, 5.25% due 7/1/2024 (Water and Wastewater System)	A-/Ba1	1,000,000	1,157,160

Hawaii — 1.03%

City and County of Honolulu GO, 5.00% due 7/1/2016 (Insured: Natl-Re)	NR/Aa1	1,000,000	1,023,310

State of Hawaii GO, 5.00% due 12/1/2027	AA/Aa2	10,000,000	11,916,200

Illinois — 6.50%

Board of Trustees of Southern Illinois University, 5.25% due 4/1/2019 (Housing & Auxiliary Facilities; Insured: Natl-Re)	AA-/A3	1,000,000	1,132,210

Chicago Housing Authority, 5.00% due 7/1/2018 pre-refunded 7/01/2016 (Low-Income Public Housing Program; Insured: AGM)	NR/A2	5,295,000	5,646,482

Chicago Transit Authority, 5.00% due 12/1/2018 (Bombardier Transit Rail System)	AA/A1	1,500,000	1,692,540

City of Chicago, 5.00% due 1/1/2019 (Midway Airport; Insured: AMBAC) (AMT)	A-/A3	1,210,000	1,214,537

City of Chicago, 5.75% due 11/1/2030 (Water System; Insured: AMBAC)	AA+/Aa1	1,270,000	1,602,524

City of Chicago, 5.00% due 1/1/2032 (Midway Airport)	A-/A3	4,805,000	5,472,703

City of Chicago, 5.00% due 1/1/2033 (Midway Airport)	A-/A3	5,000,000	5,673,900

City of Chicago, 5.25% due 1/1/2034 (Midway Airport)	A-/A3	4,700,000	5,350,433

City of Chicago GO, 5.00% due 1/1/2020 (Municipal Facilities Projects; Insured: AMBAC)	A+/Baa1	1,000,000	1,048,080

City of Chicago GO, 5.00% due 12/1/2022 (Modern Schools Across Chicago Program; Insured: AMBAC)	A+/Baa1	415,000	435,933

City of Chicago GO, 5.00% due 12/1/2024 (Modern Schools Across Chicago Program; Insured: AMBAC)	A+/Baa1	500,000	522,225

City of Mount Vernon GO, 4.00% due 12/15/2025 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	1,900,000	2,000,035

City of Waukegan GO, 4.00% due 12/30/2015 (Insured: AGM)	NR/A2	500,000	516,470

City of Waukegan GO, 5.00% due 12/30/2016 (Insured: AGM)	NR/A2	1,500,000	1,613,565

City of Waukegan GO, 5.00% due 12/30/2017 (Insured: AGM)	NR/A2	1,680,000	1,847,210

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Waukegan GO, 5.00% due 12/30/2018 (Insured: AGM)	NR/A2	2,000,000	2,237,760

Community College District No. 525 GO, 6.25% due 6/1/2024 (Joliet Junior College)	AA/NR	500,000	579,705

Cook County Community College District No. 508 GO, 5.25% due 12/1/2026 (City Colleges of Chicago)	AA/NR	1,000,000	1,181,220

Cook County GO, 5.25% due 11/15/2024	AA/A1	3,000,000	3,431,610

Cook County School District No. 104 GO, 0% due 12/1/2022 (Argo Summit Elementary School Facilities; Insured: AGM) (ETM)	NR/NR	2,000,000	1,717,080

DuPage County Community Consolidated School District No. 93 GO, 2.00% due 1/1/2015 (Carol Stream Educational Facilities) (State Aid Withholding)	NR/NR	465,000	465,000

DuPage County Community Consolidated School District No. 93 GO, 2.00% due 1/1/2016 (Carol Stream Educational Facilities) (State Aid Withholding)	AA+/NR	485,000	491,955

Forest Preserve District of DuPage County GO, 4.00% due 11/1/2022 (Land Acquisition and Development)	AAA/NR	750,000	850,087

Illinois Development Finance Authority, 0.01% due 5/1/2031 put 1/2/2015 (Evanston Northwestern Healthcare Corp.; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa2	10,005,000	10,005,000

Illinois Educational Facilities Authority, 5.00% due 11/1/2016 (Rush University Medical Center)	AA-/A2	1,000,000	1,063,970

Illinois Educational Facilities Authority, 5.75% due 11/1/2028 (Rush University Medical Center)	AA-/A2	1,000,000	1,118,060

Illinois Finance Authority, 5.00% due 11/1/2016 (Central DuPage Health)	AA/NR	2,000,000	2,149,500

Illinois Finance Authority, 5.00% due 11/1/2017 (Central DuPage Health)	AA/NR	2,000,000	2,214,360

Illinois Finance Authority, 5.00% due 8/1/2022 (Bradley University; Insured: Syncora)	A/NR	1,000,000	1,071,270

Illinois Finance Authority, 6.125% due 11/1/2023 (Advocate Health Care Network)	AA/Aa2	5,175,000	6,143,242

Illinois HFA, 5.70% due 2/20/2021 (Midwest Care Center I, Inc.; Collateralized: GNMA)	NR/Aa1	565,000	566,910

Illinois Toll Highway Authority, 5.00% due 1/1/2021 pre-refunded 7/1/2015 (Congestion-Relief Plan; Insured: AGM)	AA/Aa3	350,000	358,463

McHenry & Lake Counties Community Consolidated School District No. 15 GO, 0% due 1/1/2017 (Insured: AGM) (ETM)	NR/Aa2	45,000	44,349

McHenry & Lake Counties Community Consolidated School District No. 15 GO, 0% due 1/1/2017 (Insured: AGM)	NR/Aa2	955,000	928,537

Metropolitan Pier & Exposition Authority, 5.00% due 12/15/2022 (McCormick Place Expansion Project)	AAA/NR	1,000,000	1,194,880

Niles Park District GO, 2.00% due 12/1/2015 (Parks and Recreation Projects)	NR/Aa2	325,000	329,414

Niles Park District GO, 2.00% due 12/1/2016 (Parks and Recreation Projects)	NR/Aa2	330,000	336,795

Niles Park District GO, 3.00% due 12/1/2017 (Parks and Recreation Projects)	NR/Aa2	340,000	356,303

Niles Park District GO, 3.00% due 12/1/2018 (Parks and Recreation Projects)	NR/Aa2	350,000	367,818

Niles Park District GO, 3.00% due 12/1/2019 (Parks and Recreation Projects)	NR/Aa2	360,000	378,958

Niles Park District GO, 3.00% due 12/1/2020 (Parks and Recreation Projects)	NR/Aa2	370,000	390,187

State of Illinois, 5.00% due 6/15/2018	AAA/NR	2,000,000	2,263,140

Tazewell County School District GO, 9.00% due 12/1/2024 (Insured: Natl-Re)	NR/Aa3	1,205,000	1,825,792

Village of Tinley Park GO, 4.00% due 12/1/2021	AA+/NR	585,000	650,848

Village of Tinley Park GO, 5.00% due 12/1/2024	AA+/NR	870,000	1,028,166

Indiana — 3.52%

Allen County Jail Building Corp., 5.00% due 4/1/2018 (Insured: Syncora)	NR/Aa2	2,495,000	2,634,920

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Allen County Redevelopment District, 5.00% due 11/15/2018	NR/A2	1,560,000	1,612,759

Board of Trustees for the Vincennes University, 5.375% due 6/1/2022	NR/Aa3	895,000	1,074,000

City of Carmel Redevelopment Authority, 0% due 2/1/2016 (Performing Arts Center)	AA+/Aa1	1,730,000	1,718,703

City of Carmel Redevelopment Authority, 0% due 2/1/2021 (Performing Arts Center)	AA+/Aa1	2,000,000	1,754,260

City of Carmel Redevelopment District COP, 6.50% due 7/15/2035 (Performing Arts Center)	NR/NR	2,730,000	3,043,923

City of Petersburg, 5.40% due 8/1/2017 (Indianapolis Power and Light Company; Insured: Natl-Re/IBC)	AA-/A2	1,325,000	1,466,947

Clay Multi-School Building Corp., 5.00% due 1/15/2018 (State Aid Withholding)	AA+/NR	1,735,000	1,919,084

Fort Wayne Redevelopment Authority, 5.00% due 8/1/2023 (Harrison Square; Insured: AGM)	NR/Aa2	2,290,000	2,500,359

Franklin Township Multi-School Building Corp., 5.00% due 7/10/2017 (Franklin Central High School) (State Aid Withholding)	AA+/NR	630,000	696,081

Hobart Building Corp., 6.50% due 7/15/2019 (Insured: Natl-Re) (State Aid Withholding)	AA+/A3	1,000,000	1,206,910

Indiana Bond Bank, 5.25% due 2/1/2015 (Safe Drinking Water & Wastewater Programs)	AAA/NR	500,000	502,130

Indiana Bond Bank, 5.25% due 10/15/2020 (Natural Gas Utility Improvements)	NR/A3	5,340,000	6,217,415

Indiana Bond Bank, 5.25% due 4/1/2023 (Hendricks Regional Health Financing Program; Insured: AMBAC)	AA/NR	2,000,000	2,370,000

Indiana Finance Authority, 5.00% due 3/1/2019 (Indiana University Health)	AA-/Aa3	5,000,000	5,751,750

Indiana Finance Authority, 5.00% due 11/1/2021 (Sisters of St. Francis Health Services, Inc.)	NR/Aa3	605,000	680,643

Indiana Finance Authority, 5.25% due 9/15/2022 (Marian University)	BBB-/NR	2,480,000	2,672,696

Indiana Finance Authority, 5.25% due 9/15/2023 (Marian University)	BBB-/NR	2,605,000	2,785,214

Indiana Finance Authority, 0.09% due 3/1/2033 put 1/2/2015 (Indiana University Health; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	335,000	335,000

Indiana Finance Authority, 4.10% due 11/15/2046 put 11/3/2016 (Ascension Health)	AA+/Aa2	1,000,000	1,064,330

Noblesville Redevelopment Authority, 5.00% due 8/1/2017 pre-refunded 8/1/2016 (146th Street Extension)	AA/NR	1,000,000	1,072,440

Noblesville Redevelopment Authority, 5.00% due 8/1/2020 (146th Street Extension)	AA/NR	1,000,000	1,072,440

Iowa — 1.34%

Iowa Finance Authority, 5.00% due 2/15/2030 (UnityPoint Health)	NR/Aa3	2,250,000	2,602,845

Iowa Finance Authority, 5.00% due 2/15/2032 (UnityPoint Health)	NR/Aa3	1,850,000	2,121,043

Iowa Finance Authority, 0.03% due 2/15/2035 put 1/2/2015 (Iowa Health System; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	NR/Aa1	9,400,000	9,400,000

Iowa Finance Authority, 0.03% due 2/15/2035 put 1/2/2015 (Iowa Health System; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	NR/Aa1	2,700,000	2,700,000

Kansas — 0.05%

Kansas Development Finance Authority, 5.00% due 6/1/2020 (Wichita State University)	NR/Aa3	575,000	671,439

Kentucky — 0.44%

Kentucky Economic DFA, 0.01% due 8/15/2038 put 1/2/2015 (Baptist Healthcare System; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	NR/Aa1	2,200,000	2,200,000

Louisville/Jefferson County Metro Government, 5.25% due 10/1/2026 (Norton Suburban Hospital and Kosair Children’s Hospital)	A-/NR	2,320,000	2,655,101

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Turnpike Authority of Kentucky, 5.00% due 7/1/2017 pre-refunded 7/1/2015 (Revitalization Projects-Highway Capital Planning; Insured: AMBAC)	AA+/Aa2	650,000	665,717

Louisiana — 3.30%

City of New Orleans, 6.00% due 6/1/2024 pre-refunded 6/1/2019 (Sewerage System; Insured: AGM)	AA/A3	750,000	904,695

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2030	AA-/Aa3	1,170,000	1,403,848

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2031	AA-/Aa3	2,655,000	3,172,698

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2032	AA-/Aa3	3,000,000	3,573,330

Law Enforcement District of the Parish of Plaquemines, 5.00% due 9/1/2023	A+/NR	1,230,000	1,326,321

Law Enforcement District of the Parish of Plaquemines, 5.00% due 9/1/2025	A+/NR	1,350,000	1,445,634

Law Enforcement District of the Parish of Plaquemines, 5.15% due 9/1/2027	A+/NR	1,490,000	1,599,128

Law Enforcement District of the Parish of Plaquemines, 5.30% due 9/1/2029	A+/NR	1,650,000	1,776,027

Louisiana Energy and Power Authority, 5.25% due 6/1/2029 (LEPA Unit No. 1; Insured: AGM)	AA/A2	1,000,000	1,171,920

Louisiana Energy and Power Authority, 5.25% due 6/1/2030 (LEPA Unit No. 1; Insured: AGM)	AA/A2	2,955,000	3,451,026

Louisiana Energy and Power Authority, 5.25% due 6/1/2031 (LEPA Unit No. 1; Insured: AGM)	AA/A2	2,145,000	2,498,110

Louisiana Offshore Terminal Authority, 2.125% due 10/1/2037 put 10/1/2015 (Deepwater Oil Port-Loop LLC)	BBB/A3	2,500,000	2,529,125

Louisiana Public Facilities Authority, 5.00% due 7/1/2022 (Black & Gold Facilities; Insured: CIFG)	AA/A3	1,590,000	1,728,537

New Orleans Aviation Board, 5.25% due 1/1/2018 (Insured: AGM) (AMT)	AA/A2	1,000,000	1,104,640

New Orleans Aviation Board, 5.25% due 1/1/2020 (Insured: AGM)	AA/A2	2,000,000	2,213,620

New Orleans Regional Transit Authority, 5.00% due 12/1/2023 (Insured: AGM)	AA/Aa3	1,000,000	1,154,110

New Orleans Regional Transit Authority, 5.00% due 12/1/2024 (Insured: AGM)	AA/Aa3	1,000,000	1,130,560

Office Facilities Corp., 5.00% due 3/1/2019 (State Capitol Complex Program)	AA-/Aa3	255,000	290,664

Parish of Lafourche, 5.00% due 1/1/2024 (Roads, Highways and Bridges)	AA-/NR	1,065,000	1,273,655

Parish of Lafourche, 5.00% due 1/1/2025 (Roads, Highways and Bridges)	AA-/NR	2,620,000	3,155,214

St. Tammany Parish, 5.00% due 6/1/2019 pre-refunded 6/1/2016 (Insured: CIFG)	AA-/NR	1,300,000	1,398,436

St. Tammany Parish, 5.00% due 6/1/2020 pre-refunded 6/1/2016 (Insured: CIFG)	AA-/NR	1,000,000	1,075,720

State of Louisiana GO, 5.00% due 8/1/2018 (Insured: AGM)	AAA/Aa3	300,000	308,388

Terrebonne Parish Hospital Service District 1, 5.00% due 4/1/2028 (General Medical Center)	A+/A2	1,500,000	1,627,950

Maryland — 0.18%

County of Montgomery GO, 0.01% due 6/1/2026 put 1/2/2015 (Consolidated Public Improvements; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AAA/Aaa	615,000	615,000

County of Montgomery GO, 0.03% due 6/1/2026 put 1/2/2015 (Consolidated Public Improvements; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AAA/Aaa	1,590,000	1,590,000

Massachusetts — 1.24%

Commonwealth of Massachusetts GO, 4.00% due 6/1/2015 (Commonwealth Capital Investment Plan)	AA+/Aa1	525,000	533,500

Massachusetts Bay Transportation Authority, 5.25% due 7/1/2030 (Transportation Capital Program)	AAA/Aa1	1,000,000	1,287,360

Massachusetts Development Finance Agency, 5.50% due 10/1/2025 (Simmons College)	BBB+/Baa1	460,000	539,686

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Massachusetts Development Finance Agency, 5.50% due 10/1/2028 (Simmons College)	BBB+/Baa1	1,330,000	1,543,053

Massachusetts Educational Financing Authority, 5.50% due 1/1/2022 (Higher Education Student Loans)	AA/NR	1,130,000	1,288,403

Massachusetts School Building Authority, 5.00% due 8/15/2030 pre-refunded 8/15/2015 (SMART Fund; Insured: AGM)	AA/Aa2	10,000,000	10,299,000

Michigan — 3.66%

Brighton Area Schools GO, 5.00% due 5/1/2016 (Livingston County School Building and Site; Insured: Q-SBLF)	NR/Aa2	370,000	391,656

City of Troy GO, 5.00% due 10/1/2016 (Public Safety Facilities and City Hall)	AAA/NR	1,060,000	1,132,780

City of Troy GO, 5.00% due 11/1/2025 (Downtown Development Authority-Community Center Facilities)	AAA/NR	300,000	349,905

County of Genesee, 5.00% due 11/1/2024 (Water Supply System; Insured: BAM)	AA/A2	610,000	689,087

County of Genesee, 5.00% due 11/1/2025 (Water Supply System; Insured: BAM)	AA/A2	345,000	387,721

County of Genesee, 5.25% due 11/1/2026 (Water Supply System; Insured: BAM)	AA/A2	900,000	1,023,516

County of Genesee, 5.25% due 11/1/2027 (Water Supply System; Insured: BAM)	AA/A2	1,375,000	1,558,892

County of Genesee, 5.25% due 11/1/2028 (Water Supply System; Insured: BAM)	AA/A2	645,000	730,430

County of Genesee, 5.00% due 11/1/2029 (Water Supply System; Insured: BAM)	AA/A2	1,210,000	1,354,075

County of Genesee, 5.00% due 11/1/2030 (Water Supply System; Insured: BAM)	AA/A2	1,195,000	1,334,516

County of Genesee, 5.125% due 11/1/2032 (Water Supply System; Insured: BAM)	AA/A2	750,000	839,123

Detroit City School District GO, 5.25% due 5/1/2026 (School Building & Site Improvement; Insured: AGM/Q-SBLF)	AA/Aa2	3,150,000	3,721,284

Detroit City School District GO, 5.25% due 5/1/2027 (School Building & Site Improvement; Insured: AGM/Q-SBLF)	AA/Aa2	1,100,000	1,310,518

Fraser Public School District GO, 5.00% due 5/1/2018 (School Building & Site Improvement; Insured: AGM/Q-SBLF)	AA/Aa2	910,000	924,724

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2019 (Bronson Hospital; Insured: AGM)	AA/A2	2,000,000	2,240,620

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2022 (Bronson Hospital; Insured: AGM)	NR/A2	2,470,000	2,806,290

Kalamazoo Hospital Finance Authority, 5.25% due 5/15/2026 (Bronson Hospital)	NR/A2	1,285,000	1,436,836

Michigan Finance Authority, 5.00% due 4/1/2026 (Government Loan Program)	A+/NR	1,580,000	1,755,159

Michigan Public School Academy, 8.00% due 8/1/2035 (Will Carleton Charter School)	NR/NR	945,000	1,015,525

Michigan State Building Authority, 0% due 10/15/2025 (Insured: Natl-Re)	AA-/Aa3	5,000,000	3,057,900

Michigan State Hospital Finance Authority, 5.00% due 11/15/2024 (Sparrow Health System)	A+/A1	2,140,000	2,296,712

Michigan State Hospital Finance Authority, 5.00% due 7/15/2025 (Oakwood Health System)	A/A1	3,000,000	3,188,280

Michigan State Hospital Finance Authority, 5.625% due 11/15/2029 (Henry Ford Health System)	A-/A3	2,500,000	2,814,625

Michigan Strategic Fund, 5.25% due 10/15/2023 (Michigan House of Representatives Facilities; Insured: AGM)	AA/A1	1,000,000	1,131,210

Royal Oak Hospital Finance Authority, 5.25% due 8/1/2016 (William Beaumont Hospital)	A/A1	2,000,000	2,144,720

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Royal Oak Hospital Finance Authority, 8.00% due 9/1/2029 pre-refunded 9/1/2018 (William Beaumont Hospital)	A/Aaa	2,540,000	3,172,536

	South Lyon Community Schools GO, 4.00% due 5/1/2019 (School Buildings and Sites; Insured: Natl-Re)	AA-/Aa2	450,000	468,635

	State of Michigan Trunk Line Fund, 5.50% due 11/1/2020 (Insured: AGM)	AA+/Aa2	1,500,000	1,820,160

	Warren Consolidated Schools District GO, 4.00% due 5/1/2018 (School Buildings and Sites; Insured: AGM)	AA/A2	750,000	780,540

	Minnesota — 0.77%

	Housing & Redevelopment Authority of the City of St. Paul, 5.25% due 5/15/2020 (HealthPartners Health System)	A/A2	1,965,000	2,102,137

	Minnesota Agriculture & Economic Development Board, 5.50% due 2/15/2025 (Essentia Health; Insured: AGM)	AA/NR	2,500,000	2,888,175

	State of Minnesota GO, 5.00% due 8/1/2015 (Educational and Recreational Facilities Improvements) (ETM)	NR/NR	75,000	77,117

	State of Minnesota GO, 5.00% due 8/1/2015 (Educational and Recreational Facilities Improvements)	AA+/Aa1	4,425,000	4,550,449

	Mississippi — 0.91%

	Mississippi Development Bank, 5.00% due 3/1/2018 (Municipal Energy Agency Power Supply; Insured: Syncora)	NR/Baa1	1,920,000	1,992,634

	Mississippi Development Bank, 5.00% due 7/1/2022 (City of Canton Parking Facilities)	NR/NR	1,935,000	2,080,280

[b]	Mississippi Development Bank, 5.25% due 8/1/2027 (Department of Corrections)	AA-/NR	3,415,000	3,949,003

	Mississippi Development Bank GO, 5.00% due 3/1/2025 (Capital City Convention Center)	AA-/Aa2	2,850,000	3,434,535

	Missouri — 1.88%

	Kansas City Metropolitan Community Colleges Building Corp., 5.00% due 7/1/2017 (Junior College District; Insured: Natl-Re)	NR/Aa2	1,000,000	1,068,880

	Missouri Development Finance Board, 5.00% due 4/1/2019 (Eastland Center)	A-/NR	1,000,000	1,060,210

	Missouri Development Finance Board, 5.00% due 4/1/2021 (Eastland Center)	A-/NR	2,000,000	2,093,780

	Missouri Development Finance Board, 5.125% due 4/1/2022 (Eastland Center)	A-/NR	2,000,000	2,203,360

	Missouri Development Finance Board, 0.03% due 12/1/2033 put 1/2/2015 (The Nelson Gallery Foundation; SPA: Northern Trust Co.) (daily demand notes)	AAA/Aaa	500,000	500,000

	Missouri Health and Educational Facilities Authority, 5.00% due 4/1/2019 (Webster University)	NR/A2	2,235,000	2,548,481

	Missouri Health and Educational Facilities Authority, 5.00% due 4/1/2021 (Webster University)	NR/A2	2,520,000	2,935,926

	Missouri Health and Educational Facilities Authority, 0.03% due 9/1/2030 put 1/2/2015 (Washington University; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	1,400,000	1,400,000

	Missouri Health and Educational Facilities Authority, 0.01% due 3/1/2040 put 1/2/2015 (Washington University; SPA: U.S. Bank, N.A.) (daily demand notes)	AAA/Aaa	5,100,000	5,100,000

	Tax Increment Financing Commission of Kansas City, 5.25% due 3/1/2018 (Maincor Project-Public Improvements) (ETM)	NR/NR	810,000	873,796

	Tax Increment Financing Commission of Kansas City, 5.00% due 5/1/2022 (Union Hill Redevelopment Project)	NR/NR	3,570,000	3,766,421

	Nevada — 1.03%

	Carson City, 5.00% due 9/1/2027 (Carson Tahoe Regional Medical Center)	BBB+/NR	2,450,000	2,719,475

	Washoe County GO, 5.00% due 7/1/2026 (Reno Sparks Convention & Visitors Authority)	AA/Aa2	5,000,000	5,705,450

	Washoe County GO, 5.00% due 7/1/2029 (Reno Sparks Convention & Visitors Authority)	AA/Aa2	2,000,000	2,267,460

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Washoe County GO, 5.00% due 7/1/2032 (Reno Sparks Convention & Visitors Authority)	AA/Aa2	2,000,000	2,259,820

New Hampshire — 1.34%

Manchester Housing & Redevelopment Authority, 0% due 1/1/2016 (Insured: Radian/ACA)	NR/Caa1	4,990,000	4,751,428

New Hampshire Health and Education Facilities Authority, 5.25% due 10/1/2023 (Southern New Hampshire Medical Center)	A-/NR	1,000,000	1,085,600

New Hampshire Health and Education Facilities Authority, 0.03% due 6/1/2031 put 1/2/2015 (Dartmouth College; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	3,960,000	3,960,000

New Hampshire Municipal Bond Bank, 5.00% due 8/15/2026	AA/Aa3	1,860,000	2,219,426

State of New Hampshire, 5.00% due 2/1/2022 (Turnpike System)	A+/A1	2,250,000	2,678,783

State of New Hampshire, 5.00% due 2/1/2024 (Turnpike System)	A+/A1	1,755,000	2,053,455

New Jersey — 2.62%

Burlington County Bridge Commission, 4.00% due 12/1/2017 (County Governmental Loan Program)	AA/Aa2	850,000	925,072

Cape May County Industrial Pollution Control Financing Authority, 6.80% due 3/1/2021 (Atlantic City Electric Company; Insured: Natl-Re)	AA-/A3	560,000	683,631

Essex County Improvement Authority, 5.50% due 10/1/2024 (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re)	NR/Aa2	2,500,000	3,170,675

New Jersey EDA, 5.50% due 9/1/2026 (School Facilities Construction; Insured: AMBAC)	A-/A2	3,000,000	3,629,250

New Jersey EDA, 5.50% due 9/1/2027 (School Facilities Construction; Insured: Natl-Re)	AA-/A2	1,700,000	2,119,237

New Jersey EDA, 5.00% due 6/15/2029 (School Facilities Construction)	A-/A2	12,890,000	14,523,421

New Jersey State Health Care Facilities Financing Authority, 5.00% due 7/1/2027 (Virtua Health)	A+/NR	2,000,000	2,346,180

New Jersey State Health Care Facilities Financing Authority, 5.00% due 7/1/2028 (Virtua Health)	A+/NR	1,000,000	1,167,890

New Jersey Water Supply Authority, 5.00% due 8/1/2019 (Manasquan Reservoir Water Supply System; Insured: Natl-Re)	AA/Aa3	635,000	652,189

Passaic Valley Sewage Commissioners GO, 5.75% due 12/1/2022	NR/A2	3,000,000	3,660,120

New Mexico — 0.76%

City of Farmington PCR, 4.70% due 9/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A3	3,000,000	3,218,310

City of Las Cruces GRT, 5.00% due 6/1/2030 (NMFA Loan)	NR/Aa3	2,040,000	2,333,597

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2032 (Haverland Carter Lifestyle Group)	NR/NR	2,130,000	2,216,414

Rio Rancho Public School District No. 94, 5.00% due 8/1/2015 (State Aid Withholding)	NR/Aa1	1,715,000	1,763,089

New York — 8.00%

City of New York GO, 5.00% due 8/1/2019 pre-refunded 8/1/2015 (City Budget Financial Management; Insured: Natl-Re)	AA-/Aa2	465,000	478,132

City of New York GO, 5.00% due 8/1/2019 (City Budget Financial Management; Insured: Natl-Re)	AA/Aa2	140,000	143,874

City of New York GO, 0.03% due 8/1/2020 put 1/2/2015 (City Budget Financial Management; LOC: JP Morgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	1,300,000	1,300,000

City of New York GO, 0.42% due 8/1/2021 (Capital Projects)	AA/Aa2	2,700,000	2,700,486

City of New York GO, 5.00% due 8/1/2027 (City Budget Financial Management )	AA/Aa2	4,530,000	5,401,436

City of New York GO, 5.00% due 8/1/2030 (City Budget Financial Management)	AA/Aa2	5,000,000	5,932,750

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of New York GO, 5.00% due 8/1/2031 (City Budget Financial Management)	AA/Aa2	4,000,000	4,724,040

City of New York GO, 0.03% due 1/1/2036 put 1/2/2015 (Gowanus Canal Site; SPA: JPMorgan Chase Bank, N.A) (daily demand notes)	AA/Aa2	4,800,000	4,800,000

County of Nassau GO, 5.00% due 4/1/2026 (Insured: BAM)	AA/NR	1,300,000	1,498,731

Erie County Industrial Development Agency, 5.00% due 5/1/2019 (City of Buffalo School District)	AA/Aa2	3,000,000	3,462,120

Erie County Industrial Development Agency, 5.00% due 5/1/2027 (City of Buffalo School District) (State Aid Withholding)	AA/Aa2	5,000,000	5,964,000

Lake Placid Central School District GO, 5.00% due 6/15/2017 (Elementary, Middle/High School Projects; Insured: Natl-Re) (State Aid Withholding)	NR/Aa3	305,000	335,463

New York City Municipal Water Finance Authority, 0.01% due 6/15/2032 put 1/2/2015 (Water and Sewer System; SPA: CalSTRS) (daily demand notes)	AA+/Aa2	3,380,000	3,380,000

New York City Municipal Water Finance Authority, 0.04% due 6/15/2035 put 1/2/2015 (Water & Sewer System; SPA: Bayerische Landesbank) (daily demand notes)	AAA/Aa1	20,000,000	20,000,000

New York City Municipal Water Finance Authority, 0.03% due 6/15/2043 put 1/2/2015 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa2	500,000	500,000

New York City Municipal Water Finance Authority, 0.02% due 6/15/2045 put 1/2/2015 (Water & Sewer System; SPA: U.S. Bank, N.A.) (daily demand notes)	AAA/Aa1	2,000,000	2,000,000

New York City Municipal Water Finance Authority, 0.03% due 6/15/2050 put 1/2/2015 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa2	16,000,000	16,000,000

New York City Municipal Water Finance Authority, 0.03% due 6/15/2050 put 1/2/2015 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa2	1,000,000	1,000,000

New York State Dormitory Authority, 5.625% due 7/1/2016 (City University System)	AA/Aa2	710,000	742,575

New York State Dormitory Authority, 5.00% due 7/1/2017 (Bishop Henry B. Hucles Nursing Home; Insured: SONYMA)	NR/Aa1	850,000	901,017

New York State Dormitory Authority, 5.25% due 5/15/2021 (State University Educational Facilities)	AA/Aa2	500,000	583,225

New York State Dormitory Authority, 5.00% due 7/1/2023 (Miriam Osborn Memorial Home Assoc.)	NR/NR	2,180,000	2,369,943

New York State Dormitory Authority, 5.00% due 12/15/2027 (Metropolitan Transportation Authority & State Urban Development Corp.)	AAA/Aa1	2,500,000	2,994,625

New York State Housing Finance Agency, 0.01% due 11/1/2046 put 1/2/2015 (160 Madison Avenue LLC; LOC: PNC Bank, N.A.) (daily demand notes)	NR/A2	10,700,000	10,700,000

Triborough Bridge and Tunnel Authority, 0.04% due 1/1/2032 put 1/2/2015 (MTA Bridges & Tunnels; LOC: CalSTRS) (daily demand notes)	AA-/Aa1	425,000	425,000

United Nations Development Corp., 5.00% due 7/1/2025 (One, Two and Three U.N. Plaza Project)	NR/A1	1,700,000	1,929,959

North Carolina — 0.38%

Charlotte-Mecklenburg Hospital Authority, 3.00% due 1/15/2018 (Carolinas HealthCare System)	AA-/Aa3	600,000	636,696

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2028 (Carolinas HealthCare System)	AA-/Aa3	2,190,000	2,524,435

Charlotte-Mecklenburg Hospital Authority, 0.01% due 1/15/2045 put 1/2/2015 (Carolinas HealthCare System; LOC: Wells Fargo Bank, N.A.) (daily demand notes)	AAA/Aa1	1,400,000	1,400,000

County of Henderson COP, 5.25% due 5/1/2017 pre-refunded 5/1/2015 (Dana Elementary School and Depts. of Social Services, Public Health and Veterans Services; Insured: AMBAC)	AA/Aa3	230,000	233,919

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

North Dakota — 0.17%

County of Ward, 5.125% due 7/1/2021 (Trinity Health System)	BBB-/NR	1,000,000	1,032,210

North Dakota Building Authority, 4.25% due 12/1/2015 (Various State Agency Capital Projects; Insured: Natl-Re)	AA+/Aa2	1,105,000	1,146,537

Ohio — 6.08%

Akron, Bath and Copley Joint Township Hospital District, 5.00% due 11/15/2024 (Children’s Hospital Medical Center of Akron)	NR/A1	1,000,000	1,158,410

American Municipal Power, Inc., 5.25% due 2/15/2028 (AMP Fremont Energy Center)	A/A1	4,000,000	4,603,600

City of Cleveland, 2.00% due 10/1/2015 (Parks and Recreation Facilities)	AA/A1	475,000	481,061

City of Cleveland, 2.00% due 10/1/2015 (Public Safety, Health and Welfare Facilities)	AA/A1	375,000	379,785

City of Cleveland, 3.00% due 10/1/2017 (Parks and Recreation Facilities)	AA/A1	490,000	517,401

City of Cleveland, 5.00% due 11/15/2027 (Public Facilities Improvements)	AA/A1	1,285,000	1,501,985

City of Cleveland, 5.00% due 10/1/2028 (Bridges and Roadways)	AA/A1	2,420,000	2,816,759

City of Cleveland, 5.00% due 11/15/2028 (Public Facilities Improvements)	AA/A1	1,000,000	1,165,870

City of Cleveland, 5.00% due 10/1/2029 (Bridges and Roadways)	AA/A1	100,000	116,206

City of Cleveland, 5.00% due 11/15/2029 (Public Facilities Improvements)	AA/A1	1,415,000	1,647,145

City of Cleveland, 5.00% due 11/15/2030 (Public Facilities Improvements)	AA/A1	1,485,000	1,718,561

City of Cleveland GO, 5.00% due 12/1/2016 (Various Municipal Capital Improvements)	AA/A1	1,000,000	1,082,980

City of Cleveland GO, 5.00% due 12/1/2024 (Various Municipal Capital Improvements)	AA/A1	1,000,000	1,190,190

City of Cleveland GO, 5.00% due 12/1/2026 (Various Municipal Capital Improvements)	AA/A1	1,230,000	1,448,952

City of Hamilton, 5.25% due 10/1/2017 (Wastewater System; Insured: AGM)	NR/A1	1,500,000	1,555,290

Cleveland-Cuyahoga County Port Authority, 6.25% due 5/15/2016 (Council for Economic Opportunities in Greater Cleveland; LOC: FifthThird Bank)	BBB+/NR	410,000	410,746

Cleveland-Cuyahoga County Port Authority, 5.00% due 10/1/2021 (Cleveland Museum of Art)	AA+/NR	1,330,000	1,552,349

Cleveland-Cuyahoga County Port Authority, 5.00% due 7/1/2025 (County Administration Offices)	AA-/Aa2	1,780,000	2,143,138

County of Allen, 5.00% due 5/1/2025 (Catholic Health Partners-Mercy Health West Facility)	AA-/A1	4,470,000	5,126,196

County of Allen, 5.00% due 5/1/2026 (Catholic Health Partners-Mercy Health West Facility)	AA-/A1	3,855,000	4,397,129

County of Hamilton, 5.00% due 5/15/2028 (Cincinnati Children’s Hospital Medical Center)	AA/Aa2	2,665,000	3,130,869

County of Hamilton, 5.00% due 5/15/2029 (Cincinnati Children’s Hospital Medical Center)	AA/Aa2	1,000,000	1,170,660

County of Hamilton, 5.00% due 5/15/2031 (Cincinnati Children’s Hospital Medical Center)	AA/Aa2	4,420,000	5,153,145

Deerfield Township, 5.00% due 12/1/2016	NR/A1	1,035,000	1,105,339

Deerfield Township, 5.00% due 12/1/2025	NR/A1	1,000,000	1,046,590

Lucas County Health Care Facility, 5.00% due 8/15/2021 (Sunset Retirement Community)	NR/NR	1,400,000	1,491,924

Lucas County Health Care Facility, 5.125% due 8/15/2025 (Sunset Retirement Community)	NR/NR	1,250,000	1,375,800

Ohio Air Quality Development Authority PCR, 5.70% due 8/1/2020 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	3,000,000	3,471,900

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Ohio Air Quality Development Authority PCR, 3.625% due 12/1/2033 put 6/1/2020 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	1,000,000	1,032,030

Ohio Higher Educational Facility, 0.01% due 10/1/2022 put 1/2/2015 (Case Western Reserve University; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA-/A1	2,800,000	2,800,000

Ohio Higher Educational Facility Commission, 0.01% due 10/1/2031 put 1/2/2015 (Case Western Reserve University; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA-/A1	2,965,000	2,965,000

Ohio State Water Development Authority PCR, 5.875% due 6/1/2033 put 6/1/2016 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa2	1,000,000	1,066,610

Ohio State Water Development Authority PCR, 3.375% due 7/1/2033 put 7/1/2015 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	3,000,000	3,030,480

State of Ohio GO, 5.00% due 8/1/2015 (Educational Facilities Projects)	AA+/Aa1	10,775,000	11,080,579

State of Ohio Higher Educational Facility Commission, 5.05% due 7/1/2037 pre-refunded 7/1/2016 (Kenyon College)	A+/A1	1,200,000	1,283,364

Oklahoma — 0.52%

Oklahoma State Industries Authority, 5.50% due 7/1/2023 (Oklahoma Medical Research Foundation)	NR/A2	3,730,000	4,137,838

Oklahoma State Power Authority, 5.00% due 1/1/2018 (Insured: AGM)	AA/A2	1,000,000	1,116,670

Tulsa County Industrial Authority, 5.00% due 12/15/2024 (St. Francis Health System, Inc.)	AA+/Aa2	1,130,000	1,221,768

Oregon — 0.29%

State of Oregon GO, 0.04% due 6/1/2028 put 1/2/2015 (Veterans’ Loan Program; SPA: U.S. Bank, N.A.) (daily demand notes)	AA+/Aa1	300,000	300,000

State of Oregon GO, 0.03% due 12/1/2041 put 1/2/2015 (Veterans’ Loan Program; SPA: U.S. Bank, N.A.) (daily demand notes)	AA+/Aa1	3,300,000	3,300,000

Pennsylvania — 5.50%

Allegheny County Hospital Development Authority, 5.00% due 5/15/2019 (University of Pittsburgh Medical Center)	A+/Aa3	2,500,000	2,885,400

Allegheny County IDA, 5.90% due 8/15/2026 (Propel Charter School-McKeesport)	BBB-/NR	1,035,000	1,113,981

Allegheny County IDA, 6.375% due 8/15/2035 (Propel Charter School-McKeesport)	BBB-/NR	1,130,000	1,233,271

Bethlehem Area School District GO, 5.00% due 10/15/2020 (Educational Facilities; Insured: AGM) (State Aid Withholding)	AA/NR	475,000	530,831

Bradford County IDA, 5.20% due 12/1/2019 (International Paper Company) (AMT)	BBB/Baa2	2,620,000	2,697,919

Chartiers Valley Industrial & Commercial Development Authority, 5.75% due 12/1/2022 (Asbury Health Center)	NR/NR	900,000	926,739

County of Lehigh GO, 5.00% due 11/15/2016	NR/Aa1	5,725,000	6,205,041

Dallastown Area School District GO, 4.00% due 5/1/2021 (State Aid Withholding)	AA/NR	460,000	511,492

Hospitals & Higher Education Facilities Authority of Philadelphia, 0.03% due 7/1/2022 put 1/2/2015 (The Children’s Hospital of Philadelphia; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA/Aa2	2,005,000	2,005,000

Hospitals & Higher Education Facilities Authority of Philadelphia, 0.03% due 7/1/2041 put 1/2/2015 (The Children’s Hospital of Philadelphia; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa2	1,365,000	1,365,000

Lancaster County Solid Waste Management Authority, 5.25% due 12/15/2030 (Acquisition of Susquehanna Resource Management Facility)	AA-/NR	3,000,000	3,498,420

Monroeville Financing Authority, 5.00% due 2/15/2026 (University of Pittsburgh Medical Center)	A+/Aa3	3,490,000	4,252,914

Pennsylvania Economic Development Financing Authority, 4.625% due 12/1/2018 (Colver Project; Insured: AMBAC) (AMT)	BBB-/Ba1	7,470,000	7,642,333

15

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Pennsylvania Higher Education Facilities Authority, 0% due 7/1/2020 (Insured: AMBAC)	NR/NR	2,032,839	1,359,542

Pennsylvania State Public School Building Authority GO, 5.00% due 6/1/2027 (Philadelphia District; Insured: AGM) (State Aid Withholding)	AA/A1	5,000,000	5,784,550

Pennsylvania Turnpike Commission Step Up Coupon, 0% due 12/1/2030 (PennDOT-Mass Transit Agencies)	A-/A3	4,000,000	4,261,640

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2030 (Water and Sewer System; Insured: AGM)	A/A2	5,000,000	5,737,450

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2031 (Water and Sewer System; Insured: AGM)	A/A2	3,740,000	4,273,249

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2031 (Water and Sewer System; Insured: AGM)	A/A2	3,665,000	4,187,556

Plum Borough School District GO, 4.00% due 9/15/2020 (Insured: BAM) (State Aid Withholding)	AA/NR	405,000	448,428

Plum Borough School District GO, 4.00% due 9/15/2017 (Insured: BAM) (State Aid Withholding)	AA/NR	365,000	393,240

Plum Borough School District GO, 4.00% due 9/15/2018 (Insured: BAM) (State Aid Withholding)	AA/NR	355,000	387,866

Plum Borough School District GO, 4.00% due 9/15/2020 (Insured: BAM) (State Aid Withholding)	AA/NR	385,000	426,284

Plum Borough School District GO, 4.00% due 9/15/2021 (Insured: BAM) (State Aid Withholding)	AA/NR	425,000	471,321

Plum Borough School District GO, 5.00% due 9/15/2021 (Insured: BAM) (State Aid Withholding)	AA/NR	430,000	503,496

School District of Philadelphia GO, 5.00% due 9/1/2018 (School Reform Commission) (State Aid Withholding)	A+/A1	5,250,000	5,896,275

Rhode Island — 0.41%

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2024 (Training School Project)	AA-/Aa3	3,595,000	4,243,826

State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2023 (Consolidated Capital Development Loan)	AA/Aa2	800,000	905,448

South Carolina — 1.53%

City of Myrtle Beach, 5.00% due 6/1/2028 (Municipal Sports Complex)	AA-/A1	1,000,000	1,166,560

City of Myrtle Beach, 5.00% due 6/1/2030 (Municipal Sports Complex)	AA-/A1	1,000,000	1,158,540

Greenwood Fifty School Facilities, Inc., 5.00% due 12/1/2025 (School District No. 50 Project; Insured: AGM)	AA/A1	2,400,000	2,667,912

Lexington County Health Services District, Inc., 5.00% due 11/1/2016 (Lexington Medical Center)	AA-/A1	250,000	269,975

Lexington One School Facilities Corp., 5.00% due 12/1/2019 (School District No. 1 Project)	NR/Aa3	1,000,000	1,082,320

Lexington One School Facilities Corp., 5.25% due 12/1/2021 pre-refunded 12/1/2015 (School District No. 1 Project)	NR/Aa3	1,700,000	1,778,370

Scago Educational Facilities Corp., 5.00% due 12/1/2017 (Colleton School District; Insured: AGM)	AA/A3	1,000,000	1,083,320

Scago Educational Facilities Corp., 5.00% due 4/1/2019 pre-refunded 10/1/2015 (Spartanburg School District; Insured: AGM)	AA/Aa3	2,740,000	2,838,092

Scago Educational Facilities Corp., 5.00% due 4/1/2021 pre-refunded 10/1/2015 (Spartanburg School District; Insured: AGM)	AA/Aa3	1,000,000	1,035,800

Securing Assets For Education, 5.00% due 12/1/2019 (School District of Berkeley County Project)	A+/Aa3	2,000,000	2,164,640

South Carolina Housing Finance & Development Authority, 5.30% due 7/1/2023 (AMT)	NR/Aa1	805,000	834,616

Sumter Two School Facilities, Inc., 5.00% due 12/1/2021 (School District No. 2 Project; Insured: AGM)	AA/A3	2,855,000	3,067,926

16

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

South Dakota — 0.30%

South Dakota Health & Educational Facilities Authority, 5.00% due 7/1/2023 (Avera Health)	AA-/A1	1,575,000	1,834,025

South Dakota Health & Educational Facilities Authority, 5.00% due 11/1/2024 (Sanford Health)	A+/A1	1,700,000	1,902,436

Tennessee — 0.89%

Tennessee Energy Acquisition Corp., 5.00% due 2/1/2023 (Prepaid Gas Purchase Agreement)	A-/Baa1	2,500,000	2,872,150

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2023 (Prepaid Gas Purchase Agreement)	A-/Baa1	7,000,000	8,241,170

Texas — 13.03%

Arlington ISD GO, 5.00% due 2/15/2018 pre-refunded 2/15/2015 (Tarrant County Educational Facilities; Guaranty: PSF)	NR/Aaa	300,000	301,791

Austin Community College District, 5.50% due 8/1/2023 (Round Rock Campus)	AA/Aa2	2,180,000	2,489,080

Bexar County Health Facilities Development Corp., 5.00% due 7/1/2027 (Army Retirement Residence)	BBB/NR	1,730,000	1,778,648

Bexar Metropolitan Water District, 5.00% due 5/1/2021 (Waterworks System; Insured: Syncora)	A+/A1	1,300,000	1,425,346

Bexar Metropolitan Water District, 5.00% due 5/1/2022 (Waterworks System; Insured: Syncora)	A+/A1	2,300,000	2,518,408

Board of Regents of the Texas A&M University System, 5.25% due 5/15/2017 (Revenue Financing System and Capital Plan Projects)	AA+/Aaa	200,000	203,730

Cities of Dallas and Fort Worth, 5.00% due 11/1/2015 (DFW International Airport Development Plan)	A+/A2	1,000,000	1,039,710

City of Arlington GO, 5.00% due 8/15/2019 (Insured: AGM)	AAA/Aa1	600,000	617,724

City of Dallas, 5.00% due 10/1/2031 pre-refunded 10/1/2015 (Waterworks & Sewer System; Insured: AGM)	AAA/Aa1	4,710,000	4,880,408

City of Galveston, 5.00% due 9/1/2021 (Galveston Island Convention Center; Insured: AGM)	NR/A2	545,000	626,843

City of Galveston, 5.00% due 9/1/2024 (Galveston Island Convention Center; Insured: AGM)	NR/A2	1,115,000	1,279,830

City of Houston, 5.00% due 9/1/2032 (Convention & Entertainment Facilities)	A-/A2	3,560,000	4,098,628

City of Laredo, 5.00% due 3/15/2018 (Sports Venue Improvements; Insured: AMBAC)	A+/A1	2,040,000	2,060,359

City of Laredo GO, 5.00% due 8/15/2017 pre-refunded 8/15/2015 (Waterworks and Sewer System; Insured: AMBAC)	NR/Aa2	185,000	190,583

City of Laredo GO, 5.00% due 8/15/2017 (Waterworks and Sewer System; Insured: AMBAC)	AA/Aa2	315,000	324,141

City of Pharr Higher Education Finance Authority, 5.75% due 8/15/2024 (IDEA Public Schools)	BBB/NR	5,050,000	5,661,252

City of San Antonio, 5.00% due 7/1/2024 (Airport System/Passenger Facility Improvements) (AMT)	A-/A2	2,065,000	2,377,207

City of San Antonio Passenger Facility, 5.00% due 7/1/2025 (Airport System Improvements) (AMT)	A-/A2	1,160,000	1,323,154

City of Texas City Industrial Development Corp., 7.375% due 10/1/2020 (ARCO Pipe Line Co. Project)	A/A2	2,705,000	3,480,686

Dallas County Utilities & Reclamation District, 5.15% due 2/15/2022 (Insured: AMBAC)	A-/A3	3,000,000	3,223,290

Grapevine-Colleyville ISD GO, 5.25% due 8/15/2023 (Educational Facilities; Insured: Natl-Re)	AA/Aa2	20,000	20,614

Grapevine-Colleyville ISD GO, 5.25% due 8/15/2023 pre-refunded 8/15/2015 (Educational Facilities; Insured: Natl-Re)	AA-/Aa2	545,000	562,298

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2028 (Memorial Hermann Health System)	A+/A1	3,000,000	3,565,110

17

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Harris County Cultural Education Facilities Finance Corp., 0.03% due 9/1/2031 put 1/2/2015 (Texas Medical Center; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	12,265,000	12,265,000

Harris County Cultural Education Facilities Finance Corp., 0.03% due 9/1/2031 put 1/2/2015 (Texas Medical Center; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	585,000	585,000

Harris County Cultural Education Facilities Finance Corp., 0.03% due 9/1/2031 put 1/2/2015 (Texas Medical Center; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	535,000	535,000

Harris County Health Facilities Development Corp., 0.03% due 10/1/2041 put 1/2/2015 (Texas Children’s Hospital; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa2	20,845,000	20,845,000

Harris County Hospital District, 5.00% due 2/15/2015 (Insured: Natl-Re)	AA-/A2	2,075,000	2,085,832

Houston Higher Education Finance Corp., 6.50% due 5/15/2031 (Cosmos Foundation, Inc.)	BBB/NR	775,000	960,659

Kimble County Hospital District GO, 5.00% due 8/15/2017	NR/NR	510,000	550,219

Kimble County Hospital District GO, 5.00% due 8/15/2018	NR/NR	525,000	574,707

La Vernia Higher Education Finance Corp., 5.75% due 8/15/2024 (Kipp, Inc.)	BBB/NR	3,000,000	3,370,020

Lower Colorado River Authority, 5.00% due 5/15/2026 pre-refunded 5/15/2022	NR/NR	55,000	66,658

Lower Colorado River Authority, 5.00% due 5/15/2026	A/A1	9,415,000	10,964,050

North Central Texas Health Facilities Development Corp., 5.00% due 8/15/2019 (Children’s Medical Center of Dallas)	NR/Aa2	270,000	309,223

North East ISD GO, 2.00% due 8/1/2043 put 8/1/2015 (Educational Facilities; Guaranty: PSF)	AAA/Aaa	7,130,000	7,192,673

North Texas Tollway Authority, 5.00% due 9/1/2017 (DOT-President George Bush Turnpike Western Extension)	AA+/NR	450,000	499,842

Nueces River Authority, 5.00% due 7/15/2020 (Corpus Christi Lake Texana Water Supply Facilities; Insured: AGM)	AA/Aa3	1,000,000	1,024,910

San Juan Higher Education Finance Authority, 5.75% due 8/15/2024 (IDEA Public Schools)	BBB/NR	1,590,000	1,820,804

Stafford Economic Development Corp., 6.00% due 9/1/2017 pre-refunded 9/1/2015 (Convention Center-Performing Arts Center Theater Complex; Insured: Natl-Re)	AA-/A1	1,775,000	1,843,781

State of Texas GO, 1.50% due 8/31/2015 (Cash Flow Management)	SP-1+/Mig1	44,500,000	44,906,285

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2023 (IDEA Public Schools; Insured: ACA)	BBB/NR	3,000,000	3,335,640

Texas Public Finance Authority Charter School Finance Corp., 6.00% due 2/15/2030 (Cosmos Foundation, Inc.)	BBB/NR	1,750,000	2,008,230

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2030 pre-refunded 8/15/2017 (IDEA Public Schools; Insured: ACA)	BBB/NR	2,000,000	2,223,760

Uptown Development Authority, 5.50% due 9/1/2029 (Infrastructure Improvements)	BBB/NR	1,250,000	1,399,538

U.S. Virgin Islands — 0.45%

Virgin Islands Public Finance Authority, 6.625% due 10/1/2029	NR/Baa3	5,000,000	5,703,800

Utah — 0.60%

City of Herriman, 5.75% due 11/1/2027 (Towne Center Assessment Area)	AA-/NR	215,000	215,968

City of Murray, 0.02% due 5/15/2036 put 1/2/2015 (IHC Health Services, Inc.) (daily demand notes)	AA+/Aa1	500,000	500,000

City of Murray, 0.01% due 5/15/2037 put 1/2/2015 (IHC Health Services, Inc.; SPA: Wells Fargo Bank N.A.) (daily demand notes)	AA+/Aa1	5,430,000	5,430,000

Local Building Authority of Salt Lake Valley Fire Service Area, 5.25% due 4/1/2020	NR/Aa2	1,250,000	1,389,487

18

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Virginia — 0.85%

County of Hanover IDA, 6.00% due 10/1/2021 (FirstHealth Richmond Memorial Hospital) (ETM)	AA-/NR	785,000	849,613

Fairfax County GO, 4.00% due 10/1/2015 (Public Facilities and Improvements) (State Aid Withholding)	AAA/Aaa	2,850,000	2,932,222

Pittsylvania County GO, 3.00% due 7/15/2017 (Educational Capital Projects) (State Aid Withholding)	AA-/Aa3	280,000	280,552

Virginia Housing Development Authority GO, 4.85% due 4/1/2019 (Multi-Family Housing Development) (AMT)	AAA/Aaa	3,100,000	3,309,932

Virginia Housing Development Authority GO, 4.85% due 10/1/2019 (Multi-Family Housing Development) (AMT)	AAA/Aaa	3,100,000	3,300,787

Washington — 2.05%

City of Seattle, 5.00% due 2/1/2019 (Light and Power Improvements)	AA/Aa2	3,000,000	3,449,190

Skagit County Public Hospital District No. 1 GO, 5.125% due 12/1/2015 (Skagit Valley Hospital; Insured: Natl-Re)	NR/A1	1,900,000	1,980,294

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2025 (Skagit Regional Health)	NR/A1	4,860,000	5,672,883

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2028 (Skagit Regional Health)	NR/A1	3,000,000	3,449,580

Skagit County Public Hospital District No. 2 GO, 5.00% due 12/1/2027 (Island Hospital)	NR/A1	2,445,000	2,787,251

Skagit County Public Hospital District No. 2 GO, 5.00% due 12/1/2028 (Island Hospital)	NR/A1	2,195,000	2,492,335

Washington Health Care Facilities Authority, 5.25% due 8/15/2024 (Multi-Care Systems; Insured: AGM)	AA/Aa3	1,000,000	1,129,730

Washington Health Care Facilities Authority, 6.25% due 8/1/2028 pre-refunded 8/1/2018 (Highline Medical Centers; Insured: FHA 242)	NR/NR	3,985,000	4,708,955

West Virginia — 0.21%

State of West Virginia GO, 5.00% due 6/1/2022 (Division of Highways State Road Fund; Insured: Natl-Re)	AA/Aa1	1,000,000	1,019,680

West Virginia Hospital Finance Authority, 5.00% due 6/1/2020 (United Hospital Center; Insured: AMBAC)	A/A2	1,530,000	1,603,777

Wisconsin — 1.64%

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2021 (Agnesian Healthcare, Inc.)	A-/A3	2,170,000	2,458,523

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2023 (ProHealth Care, Inc.)	A+/A1	1,980,000	2,276,148

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2024 (ProHealth Care, Inc.)	A+/A1	2,460,000	2,815,790

Wisconsin Health & Educational Facilities Authority, 5.50% due 7/1/2025 (Agnesian Healthcare, Inc.)	A-/A3	5,000,000	5,647,050

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2025 (ProHealth Care, Inc.)	A+/A1	3,180,000	3,613,784

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2026 (ProHealth Care, Inc.)	A+/A1	3,305,000	3,736,600

TOTAL INVESTMENTS — 97.59% (Cost $1,154,329,958)			$1,223,434,942

OTHER ASSETS LESS LIABILITIES — 2.41%			30,275,558

NET ASSETS — 100.00%			$1,253,710,500

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

19

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2014 (Unaudited)

a	When-issued security.
b	Segregated as collateral for a when-issued security.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ACA	Insured by American Capital Access
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
CalSTRS	California State Teachers’ Retirement System
CIFG	Insured by CIFG Assurance North America Inc.
COP	Certificates of Participation
DFA	Development Finance Authority
EDA	Economic Development Authority
ETM	Escrowed to Maturity
FHA	Insured by Federal Housing Administration
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IBC	Insured Bond Certificate
IDA	Industrial Development Authority
ISD	Independent School District
JEA	Jacksonville Electric Authority
Mtg	Mortgage
Natl-Re	Insured by National Public Finance Guarantee Corp.
PCR	Pollution Control Revenue Bond
PSF	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
Radian	Insured by Radian Asset Assurance
SONYMA	State of New York Mortgage Authority
Syncora	Insured by Syncora Guarantee Inc.
USD	Unified School District
NOTES TO SCHEDULE OF INVESTMENTS:

At December 31, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,154,329,958

Gross unrealized appreciation on a tax basis	$69,222,088
Gross unrealized depreciation on a tax basis	(117,104)

Net unrealized appreciation (depreciation) on investments (tax basis)	$69,104,984

Valuation Policy and Procedures: The Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s

20

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2014 (Unaudited)

investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments).

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

21

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2014 (Unaudited)

	Fair Value Measurements at December 31, 2014
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$1,223,434,942	$-	$1,223,434,942	$-

Total Investments in Securities	$1,223,434,942	$-	$1,223,434,942	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2014.

22

SCHEDULE OF INVESTMENTS

Thornburg Strategic Municipal Income Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alabama — 0.42%

City of Mobile Industrial Development Board PCR, 1.65% due 6/1/2034 put 3/20/2017 (Alabama Power Company Barry Plant Project)	A/A1	$1,000,000	$1,016,310

Arizona — 1.63%

Arizona HFA, 5.00% due 12/1/2031 (Scottsdale Lincoln Hospitals)	NR/A2	2,500,000	2,861,450

Pima County IDA, 5.875% due 4/1/2022 (Cambridge Academy)	NR/NR	370,000	373,700

Pima County IDA, 5.125% due 12/1/2040 (Providence Day School)	BBB+/NR	710,000	755,923

California — 12.56%

ABAG Finance Authority for Nonprofit Corporations, 5.00% due 7/1/2047 (Episcopal Senior Communities)	NR/NR	1,635,000	1,782,036

Benicia USD GO, 0% due 8/1/2026 (Benicia High School; Insured: AGM)	AA/A2	830,000	566,483

California HFFA, 6.25% due 2/1/2026 (Community Program Developmental Disabilities; Insured: California Mtg Insurance)	A+/NR	1,500,000	1,857,585

California HFFA, 5.00% due 11/15/2034 (Children’s Hospital Los Angeles)	BBB+/Baa2	420,000	451,630

California Housing Finance Agency, 4.625% due 8/1/2016 (Low-Moderate Income Housing Loans; Insured: FGIC) (AMT)	A-/Baa2	1,175,000	1,216,336

California Housing Finance Agency, 4.625% due 8/1/2026 (Low-Moderate Income Housing Loans; Insured: FGIC) (AMT)	A-/Baa2	560,000	568,865

California Municipal Finance Authority, 8.50% due 11/1/2039 (Harbor Regional Center)	NR/A3	1,000,000	1,255,940

California Pollution Control Financing Authority, 5.00% due 11/21/2045 (Poseidon Resources (Channelside) LP Desalination Project) (AMT)	NR/Baa3	3,000,000	3,237,090

California State Public Works Board, 5.00% due 4/1/2028 (Corrections & Rehabilitation and Judicial Council)	A/A1	1,000,000	1,165,520

California State Public Works Board, 6.25% due 4/1/2034 (Department of General Services-Offices Renovation)	A/A1	100,000	119,863

California Statewide Communities Development Authority, 5.00% due 7/1/2020 (Aspire Public Schools; LOC: PCSD Guaranty Pool I, LLC)	NR/NR	175,000	181,542

California Statewide Communities Development Authority, 6.125% due 7/1/2046 (Aspire Public Schools)	NR/NR	995,000	1,046,531

Calipatria USD GO, 0% due 8/1/2025 (Educational Facilities; Insured: ACA)	NR/NR	2,425,000	1,450,077

Carson Redevelopment Agency, 7.00% due 10/1/2036 (Project Area 1)	A-/NR	500,000	591,970

Chico Redevelopment Agency, 5.00% due 4/1/2030 (Chico Amended & Merged Redevelopment; Insured: AMBAC)	A+/NR	1,500,000	1,560,645

City of Moorpark Mobile Home Park, 6.15% due 5/15/2031 (Villa Del Arroyo)	A/NR	1,000,000	1,133,650

City of Palm Springs Financing Authority, 5.25% due 6/1/2027 (Downtown Revitalization Project)	AA/NR	1,620,000	1,888,045

Corona-Norco USD COP, 5.00% due 4/15/2031 (Insured: AGM)	AA/A1	1,750,000	1,971,340

County of El Dorado, 5.00% due 9/1/2026 (El Dorado Hills Development-Community Facilities)	A/NR	630,000	718,786

Daly County Housing Development Finance Agency, 5.25% due 12/15/2023 (Franciscan Country Club Mobile Home Park Acquisition)	A/NR	650,000	692,634

Los Angeles County Public Works Financing Authority, 4.00% due 9/1/2015 (Lynwood Regional Justice Center and Central Jail Expansion; Insured: Natl-Re)	AA-/NR	50,000	51,111

Los Angeles County Public Works Financing Authority, 3.625% due 9/1/2016 (Lynwood Regional Justice Center and Central Jail Expansion; Insured: Natl-Re)	AA-/A3	200,000	208,140

M-S-R Energy Authority, 6.50% due 11/1/2039	A-/NR	1,000,000	1,358,180

Redwood City Redevelopment Agency, 0% due 7/15/2021 (Redevelopment Project Area 2; Insured: AMBAC)	A-/NR	1,285,000	1,028,951

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Riverside Community College District GO, 5.00% due 8/1/2021 pre-refunded 8/1/2015 (Insured: AGM)	AA/Aa2	150,000	154,245

Riverside County Asset Leasing Corp., 0% due 6/1/2021 (Riverside County Hospital; Insured: Natl-Re)	AA-/A2	535,000	451,016

San Francisco City & County Redevelopment Financing Authority, 0% due 8/1/2023 (Redevelopment Project; Insured: Natl-Re)	AA-/A3	1,025,000	789,475

San Francisco City & County Redevelopment Financing Authority, 6.50% due 8/1/2039 (Mission Bay North Redevelopment)	A-/NR	250,000	291,190

San Francisco City & County Redevelopment Financing Authority, 6.75% due 8/1/2041 (Mission Bay North Redevelopment)	A-/NR	500,000	611,005

San Jose Redevelopment Agency, 5.50% due 8/1/2035 (Merged Area Redevelopment)	A/Ba1	1,000,000	1,111,320

Sonoma County Community Redevelopment Agency, 6.50% due 8/1/2034 (The Springs Redevelopment; Insured: AGM)	AA/NR	100,000	100,470

Southeast Resource Recovery Facilities Authority, 5.25% due 12/1/2016 (Insured: AMBAC)	A+/A2	500,000	502,040

Union Elementary School District, 0% due 9/1/2027 (Santa Clara County District Schools; Insured: Natl-Re)	AA+/NR	905,000	603,336

Colorado — 2.81%

Denver Convention Center Hotel Authority, 5.125% due 12/1/2026 (Insured: Syncora)	BBB-/Baa3	2,450,000	2,598,886

Denver Convention Center Hotel Authority, 5.00% due 12/1/2030 (Insured: Syncora)	BBB-/Baa3	450,000	466,817

Denver Convention Center Hotel Authority, 5.00% due 12/1/2035 (Insured: Syncora)	BBB-/Baa3	605,000	625,092

Eagle River Fire District, 6.625% due 12/1/2024	NR/NR	225,000	244,190

Eagle River Fire District, 6.875% due 12/1/2030	NR/NR	400,000	433,400

Public Authority for Colorado Energy, 5.75% due 11/15/2018 (Natural Gas Purchase)	A-/Baa2	520,000	577,195

Public Authority for Colorado Energy, 6.50% due 11/15/2038 (Natural Gas Purchase)	A-/Baa2	260,000	355,399

Regional Transportation District COP, 4.50% due 6/1/2016 pre-refunded 6/1/2015 (Transit Vehicles Project; Insured: AMBAC)	A/Aa3	350,000	356,328

Regional Transportation District COP, 5.375% due 6/1/2031 (FasTracks Transportation System)	A/Aa3	500,000	570,445

Regional Transportation District COP, 5.00% due 6/1/2044 (FasTracks Transportation System)	A/Aa3	565,000	633,309

Connecticut — 0.89%

Connecticut Health & Educational Facilities Authority, 6.00% due 7/1/2039 (Ethel Walker School)	BBB/NR	1,000,000	1,072,690

Connecticut Housing Finance Authority, 0.03% due 5/15/2039 put 1/2/2015 (Housing Mortgage Finance Program; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	100,000	100,000

State of Connecticut GO Floating Rate Note, 0.56% due 9/15/2017 (Public Facility Improvements)	AA/Aa3	1,000,000	1,005,700

Delaware — 0.45%

Delaware HFA, 5.00% due 7/1/2021 (Nanticoke Memorial Hospital)	BBB-/NR	1,000,000	1,098,720

District of Columbia — 0.37%

Metropolitan Washington Airports Authority, 0% due 10/1/2027 (Dulles Toll Road; Insured: AGM)	AA/A3	1,500,000	907,560

Florida — 8.98%

City of Hollywood Community Redevelopment Agency, 5.625% due 3/1/2024 (Beach Community Redevelopment Project)	NR/A3	340,000	340,738

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Miami GO, 5.00% due 1/1/2017 (Homeland Defense/Neighborhood Capital Improvements)	BBB-/A3	1,245,000	1,323,684

City of Miami GO, 5.00% due 1/1/2018 (Homeland Defense/Neighborhood Capital Improvements)	BBB-/A3	1,790,000	1,936,368

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2027 (Nova Southeastern University)	BBB/Baa1	1,000,000	1,110,140

JEA, 0.03% due 10/1/2038 put 1/2/2015 (Water and Sewer System; SPA: U.S. Bank, N.A.) (daily demand notes)	AA/Aa2	10,000,000	10,000,000

Miami-Dade County Expressway Authority, 5.00% due 7/1/2022 (Toll System Five-Year Work Program)	A-/A3	625,000	743,025

Miami-Dade County Expressway Authority, 5.00% due 7/1/2024 (Toll System Five-Year Work Program)	A-/A3	625,000	755,231

Miami-Dade County School Board COP, 5.00% due 8/1/2027 (District School Facilities and Infrastructure)	A/A1	1,100,000	1,251,932

Orange County, 0% due 10/1/2016 (County Correctional Facilities and Communications System; Insured: AMBAC)	NR/NR	410,000	398,930

Pinellas County Educational Facilities Authority, 5.25% due 10/1/2030 (Barry University)	BBB/NR	500,000	558,560

Sarasota County Public Hospital Board, 4.659% due 10/1/2021 (Sarasota Memorial Hospital; Insured: Natl-Re)	AA-/A1	1,000,000	1,041,180

School Board of Marion County COP, 5.25% due 6/1/2022 pre-refunded 6/1/2015 (Educational Facilities; Insured: AMBAC)	NR/A2	1,000,000	1,021,250

Tampa Sports Authority, 5.75% due 10/1/2020 (Tampa Bay Arena; Insured: Natl-Re)	AA-/A3	1,000,000	1,091,270

University of Southern Florida Financing Corp. COP, 5.00% due 7/1/2021 (Student Housing & Parking Facilities; Insured: AMBAC)	A+/A1	375,000	383,715

Georgia — 1.27%

City of Atlanta, 6.25% due 11/1/2034 (Water and Wastewater Capital Improvement Program)	A+/Aa3	500,000	593,480

Development Authority of Fulton County, 5.00% due 10/1/2019 (Georgia Tech Athletic Assoc.)	NR/A2	1,000,000	1,156,120

Main Street Natural Gas, Inc., 5.00% due 3/15/2018 (Georgia Gas)	A/A3	515,000	564,981

Main Street Natural Gas, Inc., 5.50% due 9/15/2023 (Georgia Gas)	A-/Baa2	350,000	417,501

Municipal Gas Authority of Georgia GO, 5.00% due 4/1/2016 (Public Gas Partners, Inc.-Gas Portfolio III Project)	AA-/A1	350,000	370,324

Guam — 1.88%

Guam Government, 5.75% due 12/1/2034 (Layon Solid Waste Disposal Facility)	BBB+/NR	500,000	555,160

Guam Government Department of Education COP, 6.875% due 12/1/2040 (John F. Kennedy High School)	B+/NR	1,000,000	1,124,330

Guam Government GO, 7.00% due 11/15/2039	BB-/NR	520,000	611,598

Guam Power Authority, 5.00% due 10/1/2027 (Electric Power System; Insured: AGM)	AA/A2	1,000,000	1,166,670

Guam Waterworks Authority, 5.25% due 7/1/2024 (Water and Wastewater System)	A-/Ba1	500,000	578,580

Guam Waterworks Authority, 5.00% due 7/1/2028 (Water and Wastewater System)	A-/Ba1	500,000	562,555

Illinois — 4.05%

Board of Education of the City of Chicago GO, 5.00% due 12/1/2020 (Education Capital Improvement Program; Insured: AGM)	AA/A2	365,000	390,984

City of Chicago, 5.00% due 1/1/2031 (Riverwalk Expansion Project; Insured: AGM)	AA+/A2	500,000	558,295

City of Chicago GO, 5.00% due 1/1/2020 (Insured: AGM)	AA/A2	475,000	476,867

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Cook County GO, 5.25% due 11/15/2033	AA/A1	1,000,000	1,119,130

Illinois Finance Authority, 5.00% due 8/1/2029 (Advocate Health Care Network)	AA/Aa2	2,195,000	2,572,189

Illinois Finance Authority, 5.75% due 11/15/2037 (OSF Healthcare System)	A/A3	330,000	364,171

Illinois Finance Authority, 6.00% due 5/15/2039 (OSF Healthcare System)	A/A3	1,545,000	1,763,447

Metropolitan Pier & Exposition Authority, 5.00% due 6/15/2050 (McCormick Place)	AAA/Baa1	1,500,000	1,583,370

Village of Melrose Park GO, 6.75% due 12/15/2016 (Redevelopment Project Costs; Insured: Natl-Re)	NR/A3	175,000	184,891

Village of Melrose Park GO, 6.75% due 12/15/2021 (Redevelopment Project Costs; Insured: Natl-Re)	NR/A3	410,000	497,191

Will County School District No. 114 GO, 0% due 12/1/2023 (Educational Facilities; Insured: Natl-Re)	NR/A3	570,000	402,631

Indiana — 2.27%

City of Carmel Redevelopment District COP, 6.50% due 7/15/2035 (Performing Arts Center)	NR/NR	1,000,000	1,114,990

Indiana Finance Authority, 6.00% due 12/1/2019 (U.S. Steel Corp.)	BB-/B1	3,000,000	3,333,120

Indiana Finance Authority, 6.375% due 9/15/2041 (Marian University)	BBB-/NR	1,000,000	1,105,890

Iowa — 0.72%

Iowa Finance Authority Midwestern Disaster Area, 5.25% due 12/1/2025 (Iowa Fertilizer Company Project)	BB-/NR	1,615,000	1,751,225

Kansas — 1.40%

City of Wichita, 5.90% due 12/1/2016 (Brentwood Apartments)	B/NR	175,000	173,373

City of Wichita, 5.85% due 12/1/2025 (Brentwood Apartments)	B/NR	895,000	795,959

Kansas City Community College COP, 3.00% due 4/1/2016 (Higher Education Campus Facilities)	AA-/NR	150,000	154,161

Unified Government of Wyandotte County/Kansas City, 5.00% due 9/1/2031 (Utility System Improvement)	A+/A3	1,000,000	1,152,200

Unified Government of Wyandotte County/Kansas City, 5.00% due 9/1/2032 (Utility System Improvement)	A+/A3	1,000,000	1,146,810

Kentucky — 1.35%

County of Owen, 6.25% due 6/1/2039 (Kentucky-American Water Co. Project)	A-/Baa1	540,000	617,787

Kentucky Economic DFA, 0% due 10/1/2021 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	715,000	588,223

Kentucky Economic DFA, 0% due 10/1/2022 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	2,650,000	2,093,076

Louisiana — 2.38%

City of New Orleans, 5.00% due 12/1/2034 (Water System Facilities Improvement)	BBB+/NR	400,000	451,684

Louisiana Energy and Power Authority, 5.25% due 6/1/2038 (LEPA Unit No. 1; Insured: AGM)	AA/A2	2,000,000	2,286,100

Louisiana Public Facilities Authority, 5.00% due 7/1/2032 (Black & Gold Facilities; Insured: CIFG)	AA/A3	120,000	125,414

Louisiana Public Facilities Authority, 5.375% due 5/15/2043 (Ochsner Clinic Foundation)	NR/Baa1	500,000	524,750

Parish of St. Charles, 4.00% due 12/1/2040 put 6/1/2022 (Valero Energy Corp. Refinery)	BBB/Baa2	2,250,000	2,441,588

Massachusetts — 0.13%

Massachusetts Educational Financing Authority, 6.00% due 1/1/2028	AA/NR	300,000	318,744

Michigan — 6.69%

City of Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2036 (Bronson Methodist Hospital)	NR/A2	1,000,000	1,064,770

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Kalamazoo Hospital Finance Authority, 5.25% due 5/15/2041 (Bronson Nursing and Rehabilitation Center)	NR/A2	1,000,000	1,096,150

City of Troy GO, 5.25% due 11/1/2032 (Downtown Development Authority-Community Center Facilities)	AAA/NR	1,025,000	1,187,760

County of Genesee GO, 5.375% due 11/1/2038 (Water Supply System; Insured: BAM)	AA/A2	1,000,000	1,135,620

Detroit City School District, 5.00% due 5/1/2025 (School Building & Site; Insured: Q-SBLF)	AA-/Aa2	1,000,000	1,117,960

Detroit City School District GO, 5.25% due 5/1/2027 (School Building & Site; Insured: AGM)	AA/Aa2	1,000,000	1,191,380

Livonia Public School District GO, 5.00% due 5/1/2036 (School Building & Site)	AA/A2	225,000	248,859

Michigan Finance Authority, 5.00% due 4/1/2031 (State Dept. of Human Services Office Buildings)	A+/NR	1,000,000	1,090,690

Michigan Finance Authority, 8.125% due 4/1/2041 (Hope Academy Project)	NR/NR	980,000	1,120,777

Michigan Housing Development Authority, 3.375% due 11/1/2016 (AMT)	AA/NR	655,000	662,624

Michigan Public School Academy, 8.00% due 8/1/2035 (Will Carleton Charter School)	NR/NR	1,035,000	1,112,242

Michigan State Hospital Finance Authority, 5.00% due 11/15/2015 (Edward W. Sparrow Hospital Assoc.)	A+/A1	200,000	207,022

Michigan State Hospital Finance Authority, 5.00% due 7/15/2025 (Oakwood Southshore Medical Center)	A/A1	650,000	690,794

Michigan State Hospital Finance Authority, 5.75% due 11/15/2039 (Henry Ford Health System)	A-/A3	1,000,000	1,117,020

Michigan Strategic Fund, 7.00% due 5/1/2021 (Detroit Edison Company; Insured: Natl-Re/AMBAC)	NR/NR	250,000	316,855

Wayne County Airport Authority, 5.00% due 12/1/2031 (Detroit Metropolitan Wayne County Airport)	A/A2	650,000	750,522

Wayne County Airport Authority, 5.00% due 12/1/2033 (Detroit Metropolitan Wayne County Airport)	A/A2	825,000	947,290

Wayne County Airport Authority, 5.00% due 12/1/2034 (Detroit Metropolitan Wayne County Airport)	A/A2	1,140,000	1,304,821

Minnesota — 0.22%

St. Paul Housing & Redevelopment Authority, 5.25% due 5/15/2023	A/A2	115,000	121,470

Washington County Housing Redevelopment Authority, 5.625% due 6/1/2037 (Birchwood and Woodbury Healthcare Facility Projects)	NR/NR	415,000	427,259

Mississippi — 0.06%

Jackson Public School District, 4.00% due 2/1/2018 (District Long Range Capital Expenditure Program; Insured: AGM) (State Aid Withholding)	NR/Aa3	140,000	142,366

Missouri — 2.10%

Missouri Health & Educational Facilities Authority, 0.03% due 9/1/2030 put 1/2/2015 (Washington University; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	1,400,000	1,400,000

Tax Increment Financing Commission of Kansas City, 5.25% due 3/1/2018 (Maincor Project-Public Improvements) (ETM)	NR/NR	1,025,000	1,105,729

Tax Increment Financing Commission of Kansas City, 6.00% due 5/1/2030 (Union Hill Redevelopment Project)	NR/NR	2,505,000	2,637,840

New Hampshire — 0.10%

New Hampshire Health & Educational Facilities Authority, 0.06% due 7/1/2035 put 1/2/2015 (University System of New Hampshire; SPA: U.S. Bank, N.A.) (daily demand notes)	A+/Aa3	240,000	240,000

New Jersey — 3.60%

Higher Education Student Assistance Authority, 5.75% due 12/1/2039 (NJCLASS Student Loan Program) (AMT)	A/A2	750,000	819,660

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New Jersey EDA, 5.50% due 9/1/2027 (School Facilities Construction; Insured: Natl-Re)	AA-/A2	1,000,000	1,246,610

New Jersey EDA, 5.00% due 6/15/2029 (School Facilities Construction)	A-/A2	2,000,000	2,253,440

New Jersey Transit Corp., 5.00% due 9/15/2020 (Federal Transit Administration Section 5307 Urbanized Area Formula Funds)	A/A3	1,000,000	1,149,250

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2042 (Transportation System Improvements)	A-/A2	1,000,000	1,071,220

Salem County Pollution Control Financing Authority, 5.00% due 12/1/2023 (Chambers Project) (AMT)	BBB/Baa3	2,000,000	2,255,180

New Mexico — 1.50%

City of Farmington PCR, 4.70% due 9/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A3	1,000,000	1,072,770

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2032 (Haverland Carter Lifestyle Group)	NR/NR	2,500,000	2,601,425

New York — 9.35%

City of New York GO, 0.03% due 8/1/2021 put 1/2/2015 (City Budget Financial Management; LOC: JPMorgan Chase Bank N.A) (daily demand notes)	A+/Aa1	1,500,000	1,500,000

City of New York GO, 5.00% due 8/1/2023 (City Budget Financial Management)	AA/Aa2	3,000,000	3,635,220

City of New York GO, 5.00% due 8/1/2031 (City Budget Financial Management)	AA/Aa2	2,000,000	2,362,020

City of New York GO, 0.03% due 1/1/2036 put 1/2/2015 (Gowanus Canal Site; SPA: JPMorgan Chase Bank, N.A) (daily demand notes)	AA/Aa2	4,250,000	4,250,000

City of Syracuse, 5.00% due 8/1/2017 (City Public and School Building Capital Projects; Insured: AGM) (State Aid Withholding)	AA/A1	400,000	410,712

New York City Municipal Water Finance Authority, 0.02% due 6/15/2045 put 1/2/2015 (Water & Sewer System; SPA: CalPERS) (daily demand notes)	AAA/Aa1	1,800,000	1,800,000

New York City Municipal Water Finance Authority, 0.03% due 6/15/2050 put 1/2/2015 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa2	4,900,000	4,900,000

New York City Municipal Water Finance Authority, 0.03% due 6/15/2050 put 1/2/2015 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa2	4,000,000	4,000,000

North Carolina — 0.18%

North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2020 (Progress Energy Carolinas, Inc. Initial Project Acquisition; Insured: AMBAC)	A-/NR	410,000	428,548

Ohio — 2.61%

American Municipal Power, Inc., 5.25% due 2/15/2018 (AMP Combined Hydroelectric Projects)	A/A3	500,000	562,730

City of Akron, 5.00% due 12/1/2031 (Community Learning Centers)	AA+/NR	625,000	718,300

Cleveland-Cuyahoga County Port Authority, 6.25% due 5/15/2016 (Council for Economic Opportunities in Greater Cleveland Project; LOC: FifthThird Bank)	BBB+/NR	155,000	155,282

Cleveland-Cuyahoga County Port Authority, 7.00% due 5/15/2040 (Flats East Development Project; LOC: FifthThird Bank)	BBB+/NR	990,000	1,122,908

Ohio State Air Quality Development Authority PCR, 3.375% due 7/1/2033 put 7/1/2015 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	100,000	101,126

Ohio State Air Quality Development Authority PCR, 3.625% due 10/1/2033 put 4/1/2020 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	1,000,000	1,031,100

Ohio State Water Development Authority PCR, 5.875% due 6/1/2033 put 6/1/2016 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa2	1,000,000	1,066,610

Ohio State Water Development Authority PCR, 3.375% due 7/1/2033 put 7/1/2015 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	1,350,000	1,363,716

Wyoming City School District GO, 5.00% due 12/1/2018 (Educational Facilities; Insured: AGM)	NR/A2	250,000	260,500

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Oklahoma — 0.20%

Oklahoma Turnpike Authority, 0.03% due 1/1/2028 put 1/2/2015 (Creek Turnpike and John Kilpatrick Turnpike Systems; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA-/Aa3	480,000	480,000

Oregon — 0.66%

State of Oregon GO, 0.03% due 6/1/2040 put 1/2/2015 (Veterans’ Loan Program; SPA: U.S. Bank, N.A.) (daily demand notes)	AA+/Aa1	600,000	600,000

Western Generation Agency, 5.00% due 1/1/2016 (Wauna Cogeneration Project; Insured: ACA)	NR/NR	1,000,000	1,014,910

Other — 1.94%

iShares National AMT-Free Muni Bond Exchange Traded Fund	NR/NR	43,000	4,744,620

Pennsylvania — 3.42%

Allegheny County IDA, 6.75% due 8/15/2035 (Propel Charter School)	BBB-/NR	950,000	1,053,560

City of Philadelphia, 5.00% due 6/15/2027 (Philadelphia International and Northeast Philadelphia Airports) (AMT)	A+/A2	2,000,000	2,231,120

Pennsylvania Economic Development Financing Authority, 4.625% due 12/1/2018 (Colver Project; Insured: AMBAC) (AMT)	BBB-/Ba1	1,800,000	1,841,526

Pennsylvania Turnpike Commission Step Up Coupon, 0% due 12/1/2030 (PennDOT-Mass Transit Agencies)	A-/A3	2,000,000	2,130,820

Philadelphia IDA, 6.00% due 8/1/2035 (Mast Charter School)	BBB+/NR	1,000,000	1,101,780

Rhode Island — 0.32%

Housing Authority of the City of Pawtucket, 5.50% due 9/1/2022 (Public Housing Development)	A+/NR	315,000	377,055

Housing Authority of the City of Pawtucket, 5.50% due 9/1/2024 (Public Housing Development)	A+/NR	350,000	414,057

South Dakota — 0.53%

South Dakota Health & Educational Facilities Authority, 5.00% due 7/1/2027 (Avera Health)	AA-/A1	400,000	452,980

South Dakota Health & Educational Facilities Authority, 5.50% due 11/1/2040 (Sanford Health)	A+/A1	750,000	836,250

Tennessee — 0.28%

Tennessee Energy Acquisition Corp., 5.00% due 2/1/2015	A-/Baa1	100,000	100,334

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2024	A-/Baa1	500,000	590,555

Texas — 14.01%

Austin Convention Enterprises, Inc., 5.25% due 1/1/2024 (Austin Convention Center; Insured: Syncora)	BBB-/Ba1	720,000	745,898

Austin Convention Enterprises, Inc., 5.00% due 1/1/2034 (Austin Convention Center; Insured: Syncora)	BBB-/Ba1	795,000	808,300

City of Houston, 5.00% due 11/15/2028 (Combined Utility System)	AA/Aa2	2,500,000	3,017,575

City of Houston, 5.00% due 9/1/2034 (Convention & Entertainment Facilities Department)	A-/A2	1,550,000	1,769,263

City of Kerrville Health Facilities Development Corp., 5.45% due 8/15/2035 (Sid Peterson Memorial Hospital)	BBB/NR	2,600,000	2,607,670

City of Texas City Industrial Development Corp., 7.375% due 10/1/2020 (ARCO Pipe Line Co. Project)	A/A2	1,165,000	1,499,076

Commissioners Court of Bexar County, 5.00% due 6/15/2018 pre-refunded 6/15/2015 (County Highway Construction and Maintenance)	AA+/Aaa	200,000	204,436

Harris County Cultural Education Facilities Finance Corp., 0.03% due 9/1/2031 put 1/2/2015 (Texas Medical Center; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	265,000	265,000

Harris County Health Facilities Development Corp., 0.03% due 10/1/2041 put 1/2/2015 (Texas Children’s Hospital; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa2	795,000	795,000

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Harris County-Houston Sports Authority, 5.00% due 11/15/2030	A-/A2	2,000,000	2,304,440

Kimble County Hospital District, 6.25% due 8/15/2033	NR/NR	500,000	574,515

La Vernia Higher Education Finance Corp., 6.25% due 8/15/2039 (Kipp, Inc.)	BBB/NR	1,000,000	1,140,650

Lower Colorado River Authority, 5.00% due 5/15/2026 pre-refunded 5/15/2022	NR/NR	20,000	24,239

Lower Colorado River Authority, 5.00% due 5/15/2026	A/A1	2,980,000	3,470,300

San Antonio Energy Acquisition Public Facilities Corp., 5.50% due 8/1/2021	A-/Baa3	40,000	46,637

San Juan Higher Education Finance Authority, 6.70% due 8/15/2040 (IDEA Public Schools)	BBB/NR	1,000,000	1,188,930

State of Texas GO, 1.50% due 8/31/2015 (Cash Flow Management)	SP-1+/Mig1	10,000,000	10,091,300

Texas Public Finance Authority Charter School Finance Corp., 4.15% due 8/15/2016 (IDEA Public Schools; Insured: ACA)	BBB/NR	100,000	104,675

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 2/15/2018 pre-refunded 2/15/2015 (Cosmos Foundation, Inc.)	BBB/NR	550,000	553,229

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2023 pre-refunded 8/15/2017 (IDEA Public Schools; Insured: ACA)	BBB/NR	155,000	172,341

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2030 pre-refunded 8/15/2017 (IDEA Public Schools; Insured: ACA)	BBB/NR	1,550,000	1,723,414

Texas Public Finance Authority Charter School Finance Corp., 6.20% due 2/15/2040 (Cosmos Foundation, Inc.)	BBB/NR	1,000,000	1,154,450

U.S. Virgin Islands — 0.24%

Virgin Islands Public Finance Authority, 6.75% due 10/1/2037	NR/Baa3	500,000	573,100

Utah — 0.46%

Herriman City, 4.75% due 11/1/2022 (Towne Center Access and Utility Improvements)	AA-/NR	1,000,000	1,120,670

Virginia — 1.04%

City of Lexington IDA, 5.25% due 1/1/2021 (Kendal at Lexington Residential Care Facility)	NR/NR	395,000	410,725

City of Lexington IDA, 5.375% due 1/1/2022 (Kendal at Lexington Residential Care Facility)	NR/NR	630,000	654,110

City of Lexington IDA, 5.375% due 1/1/2023 (Kendal at Lexington Residential Care Facility)	NR/NR	425,000	440,347

City of Lexington IDA, 5.375% due 1/1/2028 (Kendal at Lexington Residential Care Facility)	NR/NR	1,000,000	1,028,310

Washington — 2.09%

Skagit County Public Hospital District No. 1, 5.75% due 12/1/2028 (Skagit Valley Hospital)	NR/Baa2	1,510,000	1,647,184

Washington Health Care Facilities Authority, 5.70% due 7/1/2038 (Overlake Hospital Medical Center)	A/A2	1,000,000	1,123,340

Washington Health Care Facilities Authority, 5.75% due 1/1/2045 (Catholic Health Initiatives)	A/A1	2,000,000	2,343,600

Wisconsin — 0.41%

Wisconsin Health & Educational Facilities Authority, 1.25% due 8/15/2025 put 8/15/2017 (Aurora Health Care, Inc.)	NR/A3	1,000,000	1,004,260

TOTAL INVESTMENTS — 95.57% (Cost $216,720,061)			$233,668,441

OTHER ASSETS LESS LIABILITIES — 4.43%			10,842,428

NET ASSETS — 100.00%			$244,510,869

Footnote Legend

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SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2014 (Unaudited)

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments

ACA	Insured by American Capital Access

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Insured by Build America Mutual Insurance Co.

CalPERS	California Public Employees’ Retirement System

CIFG	Insured by CIFG Assurance North America Inc.

COP	Certificates of Participation

DFA	Development Finance Authority

EDA	Economic Development Authority

ETM	Escrowed to Maturity

FGIC	Insured by Financial Guaranty Insurance Co.

GO	General Obligation

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IDA	Industrial Development Authority

JEA	Jacksonville Electric Authority

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

PCR	Pollution Control Revenue Bond

Q-SBLF	Insured by Qualified School Bond Loan Fund

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2014 (Unaudited)

At December 31, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$216,720,061

Gross unrealized appreciation on a tax basis	$16,949,532
Gross unrealized depreciation on a tax basis	(1,152)

Net unrealized appreciation (depreciation) on investments (tax basis)	$16,948,380

Valuation Policy and Procedures: The Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments).

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2014 (Unaudited)

inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2014

	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$228,923,821	$-	$228,923,821	$-
Exchange-Traded Funds	4,744,620	4,744,620	-	-

Total Investments in Securities	$233,668,441	$4,744,620	$228,923,821	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2014.

11

SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alameda County COP, 5.625% due 12/1/2016 (Santa Rita Jail; Insured: AMBAC)	AA/NR	$1,830,000	$2,000,281

Alameda County Joint Powers Authority, 5.00% due 12/1/2018 (Alameda County Medical Center Highland Hospital)	AA/Aa3	400,000	458,224

Alameda County Joint Powers Authority, 5.00% due 12/1/2019 (Alameda County Medical Center Highland Hospital)	AA/Aa3	750,000	874,335

Alameda County Joint Powers Authority, 5.00% due 12/1/2020 (Alameda County Medical Center Highland Hospital)	AA/Aa3	725,000	857,690

Alameda County Joint Powers Authority, 5.00% due 12/1/2021 (Alameda County Medical Center Highland Hospital)	AA/Aa3	1,000,000	1,181,820

Alameda County Joint Powers Authority, 5.00% due 12/1/2024 (Alameda County Medical Center Highland Hospital)	AA/Aa3	2,500,000	3,031,575

Anaheim Public Financing Authority, 5.00% due 10/1/2018 (Electric System Distribution Facilities; Insured: AMBAC)	NR/NR	780,000	802,612

Anaheim Public Financing Authority, 5.00% due 10/1/2020 (Electric System Distribution Facilities; Insured: AMBAC)	NR/NR	445,000	456,107

Anaheim Public Financing Authority, 5.00% due 10/1/2021 (Electric System Distribution Facilities; Insured: AMBAC)	NR/NR	820,000	838,893

Anaheim Public Financing Authority, 0% due 9/1/2022 (Public Improvements Project; Insured: AGM)	AA/A2	3,000,000	2,456,640

Bay Area Toll Authority, 5.00% due 4/1/2016 (San Francisco Bay Area Toll Bridge)	AA/Aa3	2,075,000	2,198,462

Bay Area Toll Authority, 0.74% due 4/1/2047 put 10/1/2019 (San Francisco Bay Area Toll Bridge)	AA/Aa3	5,000,000	5,016,450

Bay Area Toll Authority, 1.50% due 4/1/2047 (San Francisco Bay Area Toll Bridge)	AA/Aa3	1,000,000	1,009,430

Bay Area Water Supply & Conservation Agency, 2.00% due 10/1/2015 (Regional Water System Improvements)	AA-/Aa3	1,000,000	1,013,940

Bay Area Water Supply & Conservation Agency, 3.00% due 10/1/2016 (Regional Water System Improvements)	AA-/Aa3	3,965,000	4,143,861

Bonita USD GO, 5.00% due 8/1/2024 (Educational Facilities)	AA-/NR	1,000,000	1,192,190

Brentwood Infrastructure Financing Authority, 3.00% due 9/2/2016 (Residential Single Family Development; Insured: AGM)	AA/NR	315,000	327,710

Brentwood Infrastructure Financing Authority, 4.00% due 9/2/2017 (Residential Single Family Development; Insured: AGM)	AA/NR	920,000	995,863

Brentwood Infrastructure Financing Authority, 5.00% due 9/2/2020 (Residential Single Family Development; Insured: AGM)	AA/NR	1,760,000	2,060,379

Brentwood Infrastructure Financing Authority, 5.00% due 9/2/2021 (Residential Single Family Development; Insured: AGM)	AA/NR	925,000	1,094,867

Brentwood Infrastructure Financing Authority, 5.00% due 9/2/2022 (Residential Single Family Development; Insured: AGM)	AA/NR	850,000	1,014,194

Brentwood Infrastructure Financing Authority, 5.00% due 9/2/2023 (Residential Single Family Development; Insured: AGM)	AA/NR	1,850,000	2,217,410

Calexico USD COP, 6.75% due 9/1/2017	A-/NR	2,370,000	2,515,897

California Educational Facilities Authority, 5.00% due 4/1/2018 (Pitzer College)	NR/A2	1,540,000	1,726,756

California Educational Facilities Authority, 0% due 10/1/2019 (Loyola Marymount University; Insured: Natl-Re)	NR/A2	2,025,000	1,835,845

California Educational Facilities Authority, 5.00% due 4/1/2020 (Pitzer College)	NR/A2	1,445,000	1,675,622

California Educational Facilities Authority, 5.00% due 4/1/2022 (Chapman University)	NR/A2	2,000,000	2,334,860

California HFFA, 4.00% due 2/1/2016 (Community Program Developmental Disabilities; Insured: California Mtg Insurance)	A+/NR	2,475,000	2,566,154

California HFFA, 5.50% due 10/1/2017 (Providence Health and Services)	AA-/Aa3	1,100,000	1,243,858

1

SCHEDULE OF INVESTMENTS, CONTINUED
Thornburg California Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

California HFFA, 5.50% due 2/1/2018 (Community Program Developmental Disabilities; Insured: California Mtg Insurance)	A+/NR	2,715,000	3,043,271

California HFFA, 6.00% due 10/1/2018 (Providence Health and Services)	AA-/Aa3	1,000,000	1,182,530

California HFFA, 5.00% due 11/15/2018 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,235,000	1,364,959

California HFFA, 5.10% due 2/1/2019 (Episcopal Home; Insured: California Mtg Insurance) (ETM)	A+/NR	1,000,000	1,089,400

California HFFA, 5.00% due 11/15/2020 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,190,000	1,344,664

California HFFA, 5.25% due 3/1/2022 (Dignity Health)	A/A3	1,000,000	1,193,850

California HFFA, 5.125% due 7/1/2022 (Dignity Health)	A/A3	1,420,000	1,454,932

California HFFA, 1.45% due 8/15/2023 put 3/15/2017 (Lucile Salter Packard Children’s Hospital)	AA-/Aa3	3,000,000	3,052,680

California HFFA, 5.00% due 11/15/2023 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,000,000	1,126,030

California HFFA, 5.00% due 7/1/2024 (St. Joseph Health System)	AA-/A1	1,000,000	1,214,270

California HFFA, 5.00% due 7/1/2043 put 10/17/2017 (St. Joseph Health System)	AA-/A1	3,000,000	3,344,220

California HFFA, 5.00% due 7/1/2043 put 10/15/2020 (St. Joseph Health System)	AA-/A1	5,000,000	5,908,950

California Infrastructure & Economic Development Bank, 0% due 9/1/2037 put 1/2/2015 (Los Angeles County Museum of Natural History Foundation; LOC: Wells Fargo Bank, N.A.) (daily demand notes)	AA-/Aa1	3,100,000	3,100,000

California Municipal Finance Authority, 5.00% due 10/1/2021 (Biola University Residential Hall and Parking Structure)	NR/Baa1	150,000	171,452

California Municipal Finance Authority, 5.00% due 10/1/2022 (Biola University Residential Hall and Parking Structure)	NR/Baa1	160,000	184,694

California Municipal Finance Authority, 5.00% due 10/1/2023 (Biola University Residential Hall and Parking Structure)	NR/Baa1	125,000	145,258

California Pollution Control Financing Authority, 5.25% due 6/1/2023 put 12/1/2017 (Solid Waste Disposal-Republic Services, Inc.) (AMT)	BBB+/Baa3	2,820,000	3,071,657

California Pollution Control Financing Authority, 0% due 11/1/2026 put 1/2/2015 (Pacific Gas & Electric Co.; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/NR	27,800,000	27,800,000

California State Department of Transportation COP, 5.25% due 3/1/2016 (Insured: Natl-Re)	AA-/A1	1,130,000	1,134,701

California State Department of Veterans Affairs, 2.75% due 12/1/2018 (Farm and Home Purchase Program)	AA/Aa3	1,000,000	1,057,280

California State Department of Veterans Affairs, 3.00% due 12/1/2019 (Farm and Home Purchase Program)	AA/Aa3	500,000	536,030

California State Department of Veterans Affairs GO, 4.40% due 12/1/2022 (Farm and Home Purchase Program) (AMT)	AA/Aa2	550,000	561,462

California State Department of Water Resources, 5.00% due 5/1/2015 (DWR Power Supply Program)	AA-/Aa2	3,400,000	3,455,284

California State Department of Water Resources, 5.00% due 5/1/2015 (DWR Power Supply Program)	AA-/Aa2	5,000,000	5,081,300

California State Economic Recovery GO, 5.00% due 7/1/2018	AA/Aa2	3,000,000	3,425,100

California State Housing Finance Agency, 5.125% due 8/1/2018 (Single Family Housing; Insured: AGM) (AMT)	AA/A2	895,000	922,468

California State Housing Finance Agency, 3.05% due 12/1/2019 (Multi-Family Housing; Insured: FHA)	NR/Aa1	735,000	743,019

California State Infrastructure & Economic Development Bank, 5.25% due 8/15/2020 (King City High School)	A+/NR	1,000,000	1,156,900

California State Public Works Board, 5.00% due 1/1/2015 (Correctional Facilities Improvements; Insured: AMBAC)	NR/NR	2,000,000	2,000,000

2

SCHEDULE OF INVESTMENTS, CONTINUED
Thornburg California Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

California State Public Works Board, 5.00% due 11/1/2016 (California State University-J. Paul Leonard & Sutro Library)	A/Aa3	1,000,000	1,081,100

California State Public Works Board, 5.00% due 6/1/2020 (University of California; Insured: Natl-Re) (ETM)	AA+/Aaa	1,185,000	1,413,255

California State Public Works Board, 5.125% due 3/1/2021 (Various State Participating Agency Capital Projects)	A/A1	1,635,000	1,900,916

California State Public Works Board, 5.00% due 12/1/2021 (Judicial Council Projects)	A/A1	3,100,000	3,715,970

California State Public Works Board, 5.00% due 4/1/2022 (California School for the Deaf Riverside Campus)	A/A1	565,000	680,757

California State Public Works Board, 5.00% due 6/1/2022 (Yuba City Courthouse)	A/A1	1,950,000	2,356,575

California State Public Works Board, 5.00% due 9/1/2022 (Correctional and Rehabilitation Facilities)	A/A1	3,250,000	3,944,882

California State Public Works Board, 5.00% due 11/1/2022 (Correctional and Rehabilitation Facilities)	A/A1	1,500,000	1,825,935

California State Public Works Board, 5.00% due 12/1/2022 (Judicial Council Projects)	A/A1	1,200,000	1,431,864

California State Public Works Board, 5.00% due 3/1/2023 (Judicial Council Projects)	A/A1	1,400,000	1,699,936

California State Public Works Board, 5.00% due 6/1/2023 (Coalinga State Hospital)	A/A1	7,200,000	8,768,520

California State Public Works Board, 5.00% due 9/1/2023 (Correctional and Rehabilitation Facilities)	A/A1	3,600,000	4,396,572

California State Public Works Board, 5.00% due 11/1/2023 (Laboratory Facility and San Diego Courthouse)	A/A1	3,000,000	3,670,410

California State Public Works Board, 5.00% due 3/1/2024 (Judicial Council Projects)	A/A1	1,000,000	1,195,310

California State Public Works Board, 5.00% due 4/1/2024 (Correctional and Rehabilitation Facilities)	A/A1	3,350,000	3,980,872

California State Public Works Board, 5.00% due 9/1/2024 (Correctional and Rehabilitation Facilities)	A/A1	3,580,000	4,376,299

California State Public Works Board, 5.00% due 11/1/2024 (Laboratory Facility and San Diego Courthouse)	A/A1	4,000,000	4,814,960

California Statewide Communities Development Authority, 5.00% due 4/1/2019 (Kaiser Foundation Hospitals)	A+/NR	3,715,000	4,294,057

California Statewide Communities Development Authority, 5.00% due 7/1/2020 (Aspire Public Schools; LOC: PCSD Guaranty Pool I, LLC)	NR/NR	1,270,000	1,317,473

Calipatria USD GO, 0% due 8/1/2025 (Educational Facilities; Insured: ACA)	NR/NR	5,000,000	2,989,850

Carson Redevelopment Agency, 6.00% due 10/1/2019 (Project Area 1)	A-/NR	1,050,000	1,247,232

Castaic USD GO, 0% due 5/1/2018 (Insured: Natl-Re)	AA-/NR	2,295,000	2,031,832

Central Valley Financing Authority, 5.00% due 7/1/2015 (Carson Ice)	AA-/A1	1,000,000	1,023,570

Central Valley Financing Authority, 5.25% due 7/1/2020 (Carson Ice)	AA-/A1	500,000	592,690

Chabot-Las Positas Community College District GO, 0% due 8/1/2018 (Capital Improvements; Insured: AMBAC)	A+/Aa3	2,465,000	2,209,922

City and County of San Francisco COP, 5.00% due 11/1/2016 (525 Golden Gate Avenue-Public Utilities Commission Office Project)	AA/Aa3	200,000	216,464

City and County of San Francisco COP, 5.00% due 9/1/2018 (City Office Buildings-Multiple Properties Project; Insured: Natl-Re)	AA/Aa3	300,000	301,167

City and County of San Francisco COP, 5.00% due 11/1/2022 (525 Golden Gate Avenue-Public Utilities Commission Office Project)	AA/Aa3	700,000	806,218

City and County of San Francisco Redevelopment Agency, 5.00% due 6/1/2020 (San Francisco Redevelopment Project; Insured: AGM)	AA/A1	1,730,000	1,998,271

3

SCHEDULE OF INVESTMENTS, CONTINUED
Thornburg California Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Burbank, 5.00% due 6/1/2015 (Burbank Water and Power System)	AA-/A1	750,000	764,790

City of Burbank, 5.00% due 6/1/2016 (Burbank Water and Power System)	AA-/A1	500,000	531,990

City of Burbank, 5.00% due 6/1/2017 (Burbank Water and Power System)	AA-/A1	1,000,000	1,100,870

City of Burbank, 5.00% due 6/1/2018 (Burbank Water and Power System)	AA-/A1	360,000	407,358

City of Burbank, 5.00% due 6/1/2020 (Burbank Water and Power System)	AA-/A1	625,000	735,069

City of Chula Vista, 1.65% due 7/1/2018 (San Diego Gas & Electric Co.)	A+/Aa2	3,300,000	3,314,982

City of Chula Vista COP, 5.25% due 3/1/2020 (Capital Facilities Project)	AA-/NR	1,300,000	1,522,781

City of Chula Vista COP, 5.00% due 10/1/2024 (Police Facility Project)	AA-/A1	1,700,000	2,036,753

City of Clovis, 5.00% due 3/1/2021 (Water System Facilities; Insured: BAM)	AA/A2	550,000	641,751

City of Clovis, 5.00% due 3/1/2022 (Water System Facilities; Insured: BAM)	AA/A2	720,000	849,341

City of Clovis, 5.00% due 3/1/2023 (Water System Facilities; Insured: BAM)	AA/A2	1,000,000	1,191,370

City of Folsom, 5.00% due 12/1/2016 (Community Facilities District No. 2)	A+/NR	1,100,000	1,184,469

City of Folsom, 5.00% due 12/1/2018 (Community Facilities District No. 2)	A+/NR	965,000	1,084,756

City of Los Angeles Community Facilities District No. 4, 3.00% due 9/1/2015 (Playa Vista - Phase 1)	BBB/NR	1,270,000	1,293,012

City of Los Angeles Community Facilities District No. 4, 4.00% due 9/1/2016 (Playa Vista - Phase 1)	BBB/NR	650,000	685,991

City of Los Angeles Community Facilities District No. 4, 4.00% due 9/1/2017 (Playa Vista - Phase 1)	BBB/NR	500,000	539,815

City of Los Angeles COP, 3.00% due 11/1/2030 put 2/1/2018 (American Academy of Dramatic Arts; LOC: TD Bank, N.A.)	NR/Aa3	2,625,000	2,713,410

City of Manteca, 3.00% due 12/1/2015 (Wastewater and Sewer System)	AA-/Aa3	280,000	286,919

City of Manteca, 4.00% due 7/1/2016 (Water Supply System)	AA-/A1	300,000	316,182

City of Manteca, 3.00% due 12/1/2016 (Wastewater and Sewer System)	AA-/Aa3	520,000	543,525

City of Manteca, 4.00% due 7/1/2018 (Water Supply System)	AA-/A1	550,000	604,021

City of Manteca, 4.00% due 12/1/2018 (Wastewater and Sewer System)	AA-/Aa3	375,000	413,205

City of Manteca, 5.00% due 7/1/2019 (Water Supply System)	AA-/A1	400,000	462,588

City of Manteca, 5.00% due 7/1/2021 (Water Supply System)	AA-/A1	1,000,000	1,188,740

City of Manteca, 5.00% due 7/1/2023 (Water Supply System)	AA-/A1	650,000	771,999

City of Moorpark Mobile Home Park, 4.90% due 5/15/2017 (Villa Del Arroyo)	A/NR	605,000	637,113

City of Porterville COP, 6.30% due 10/1/2018 (Public Service Capital Projects; Insured: AMBAC)	NR/NR	885,000	931,294

City of Riverside Successor Agency to the Redevelopment Agency, 5.00% due 9/1/2023	AA-/NR	1,735,000	2,098,587

City of Riverside Successor Agency to the Redevelopment Agency, 5.00% due 9/1/2024	AA-/NR	1,250,000	1,527,237

City of San Jose Financing Authority, 5.00% due 6/1/2019 (Civic Center Project)	AA/Aa3	650,000	752,590

City of San Jose Financing Authority, 5.00% due 6/1/2020 (Civic Center Project)	AA/Aa3	600,000	705,042

City of San Jose Financing Authority, 4.00% due 6/1/2021 (Civic Center Project)	AA/Aa3	1,000,000	1,127,050

City of San Jose Financing Authority, 5.00% due 6/1/2022 (Civic Center Project)	AA/Aa3	745,000	895,028

City of San Jose Financing Authority, 5.00% due 6/1/2023 (Civic Center Project)	AA/Aa3	1,000,000	1,211,560

City of San Jose Financing Authority, 5.00% due 6/1/2024 (Civic Center Project)	AA/Aa3	750,000	916,282

City of Torrance, 5.00% due 9/1/2020 (Torrance Memorial Medical Center)	BBB+/A3	1,155,000	1,334,799

City of Torrance, 6.00% due 6/1/2022 (Torrance Memorial Medical Center)	BBB+/A3	2,600,000	2,645,786

4

SCHEDULE OF INVESTMENTS, CONTINUED
Thornburg California Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Vallejo, 5.00% due 5/1/2017 (Water Improvement Project; Insured: Natl-Re)	AA-/A3	1,240,000	1,311,399

Colton Public Financing Authority, 4.00% due 4/1/2017 (Electric Generation Facility Project)	NR/A2	530,000	567,248

Colton Public Financing Authority, 4.00% due 4/1/2018 (Electric Generation Facility Project)	NR/A2	550,000	599,957

Colton Public Financing Authority, 4.00% due 4/1/2019 (Electric Generation Facility Project)	NR/A2	400,000	441,544

Colton Public Financing Authority, 5.00% due 4/1/2020 (Electric Generation Facility Project)	NR/A2	410,000	477,113

Colton Public Financing Authority, 5.00% due 4/1/2021 (Electric Generation Facility Project)	NR/A2	650,000	764,134

Colton Public Financing Authority, 5.00% due 4/1/2022 (Electric Generation Facility Project)	NR/A2	970,000	1,153,592

Community Development Commission of the City of Santa Fe Springs, 5.00% due 9/1/2018 (Redevelopment Project; Insured: Natl-Re)	AA-/A3	1,235,000	1,353,893

Community Redevelopment Agency of the City of Union City, 4.50% due 10/1/2020 (Community Redevelopment Project; Insured: AMBAC)	NR/Ba1	460,000	460,506

Corona-Norco USD GO, 0% due 9/1/2017 (Insured: AGM)	AA/Aa2	1,595,000	1,549,415

Coronado Community Development Agency, 0% due 9/1/2016 (Insured: AGM)	AA/A2	225,000	222,354

County of El Dorado Community Facilities District, 5.00% due 9/1/2019 (El Dorado Hills Development)	A/NR	1,700,000	1,934,481

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2020 (Bunker Hill Project)	A+/NR	1,000,000	1,169,640

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2021 (Bunker Hill Project)	A+/NR	2,500,000	2,955,750

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2022 (Bunker Hill Project)	A+/NR	1,000,000	1,191,530

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2023 (Bunker Hill Project)	A+/NR	1,000,000	1,200,520

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2024 (Bunker Hill Project)	A+/NR	500,000	604,330

County of Monterey COP, 5.25% due 8/1/2021 (Natividad Medical Center; Insured: AGM)	AA/A1	3,700,000	4,233,022

County of Orange Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2017 (Educational Facilities; Insured: AGM)	AA/NR	250,000	276,530

County of Stanislaus, 5.75% due 5/1/2015 (Insured: Natl-Re)	AA-/A3	1,815,000	1,846,036

Delano Financing Authority, 5.00% due 12/1/2017 (Police Station and Capital Improvements)	A-/NR	1,085,000	1,190,071

Delano Financing Authority, 5.00% due 12/1/2018 (Police Station and Capital Improvements)	A-/NR	1,135,000	1,264,969

Delano Financing Authority, 5.00% due 12/1/2019 (Police Station and Capital Improvements)	A-/NR	1,195,000	1,353,170

Emeryville Redevelopment Agency, 5.00% due 9/1/2022 (Emeryville and Shellmound Park Projects; Insured: AGM)	AA/NR	2,775,000	3,341,294

Emeryville Redevelopment Agency, 5.00% due 9/1/2023 (Emeryville and Shellmound Park Projects; Insured: AGM)	AA/NR	2,420,000	2,939,163

Emeryville Redevelopment Agency, 5.00% due 9/1/2024 (Emeryville and Shellmound Park Projects; Insured: AGM)	AA/NR	3,900,000	4,772,508

Fillmore Public Financing Authority, 5.00% due 5/1/2016 (Water Recycling Financing Project; Insured: CIFG)	AA/A3	735,000	775,315

Fresno County USD GO, 5.90% due 8/1/2017 (Educational Facilities; Insured: Natl-Re)	AA-/A3	590,000	663,319

5

SCHEDULE OF INVESTMENTS, CONTINUED
Thornburg California Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Fresno County USD GO, 5.90% due 8/1/2018 (Educational Facilities; Insured: Natl-Re)	AA-/A3	630,000	731,121

Fresno County USD GO, 5.90% due 8/1/2019 (Educational Facilities; Insured: Natl-Re)	AA-/A3	675,000	793,503

Fresno County USD GO, 5.00% due 2/1/2020 (Educational Facilities; Insured: Natl-Re)	AA-/A3	2,510,000	2,873,398

Fresno County USD GO, 5.90% due 8/1/2020 (Educational Facilities; Insured: Natl-Re)	AA-/A3	720,000	867,809

Fullerton Public Financing Authority, 5.00% due 9/1/2016 (Insured: AMBAC)	A/NR	1,775,000	1,825,694

Guam Power Authority, 5.00% due 10/1/2021 (Electric Power System; Insured: AGM)	AA/A2	1,275,000	1,507,190

Hemet USD GO, 4.00% due 8/1/2018 (Insured: AGM)	AA/NR	1,335,000	1,464,789

Irvine Public Facilities & Infrastructure Authority, 3.00% due 9/2/2015	BBB+/NR	565,000	572,718

Irvine Public Facilities & Infrastructure Authority, 3.00% due 9/2/2016	BBB+/NR	1,290,000	1,326,933

Irvine Ranch Water District, 0% due 10/1/2041 put 1/2/2015 (Water and Sewer System Improvements; LOC: U.S. Bank, N.A.) (daily demand notes)	AA-/Aa3	12,700,000	12,700,000

Jurupa Public Financing Authority, 4.50% due 9/1/2018 (Community Services District-Eastvale Area; Insured: AGM)	AA/NR	870,000	960,445

Jurupa Public Financing Authority, 4.50% due 9/1/2019 (Community Services District-Eastvale Area; Insured: AGM)	AA/NR	905,000	1,013,147

Jurupa Public Financing Authority, 4.50% due 9/1/2020 (Community Services District-Eastvale Area; Insured: AGM)	AA/NR	945,000	1,069,844

Kern High School District GO, 3.00% due 8/1/2015 (Insured: AGM)	A+/Aa2	500,000	508,110

Kern High School District GO, 4.00% due 8/1/2016 (Insured: AGM)	A+/Aa2	500,000	528,270

Kern High School District GO, 4.00% due 8/1/2017 (Insured: AGM)	A+/Aa2	500,000	542,075

Kern High School District GO, 4.00% due 8/1/2018 (Insured: AGM)	A+/Aa2	500,000	551,575

La Quinta Redevelopment Agency, 5.00% due 9/1/2021 (Redevelopment Project Areas No. 1 and 2)	A+/NR	1,000,000	1,172,700

La Quinta Redevelopment Agency, 5.00% due 9/1/2022 (Redevelopment Project Areas No. 1 and 2)	A+/NR	2,000,000	2,366,700

La Quinta Redevelopment Agency, 5.00% due 9/1/2023 (Redevelopment Project Areas No. 1 and 2)	A+/NR	1,500,000	1,778,535

Lodi Public Financing Authority, 3.00% due 10/1/2016 (City Police Building and Jail)	A/NR	830,000	859,009

Lodi Public Financing Authority, 5.00% due 10/1/2020 (City Police Building and Jail)	A/NR	965,000	1,105,803

Lodi Public Financing Authority, 5.00% due 10/1/2021 (City Police Building and Jail)	A/NR	1,020,000	1,180,364

Lodi Public Financing Authority, 5.00% due 10/1/2022 (City Police Building and Jail)	A/NR	1,040,000	1,202,250

Lodi Public Financing Authority, 5.00% due 10/1/2023 (City Police Building and Jail)	A/NR	1,120,000	1,285,558

Los Alamitos USD GO, 0% due 9/1/2016 (Educational Facilities) (ETM)	SP-1+/Aa2	2,000,000	1,987,920

Los Angeles Convention & Exhibition Center Authority, 5.00% due 8/15/2016	A+/A1	2,100,000	2,250,549

Los Angeles Convention & Exhibition Center Authority, 5.00% due 8/15/2017	A+/A1	1,660,000	1,838,516

Los Angeles County Public Works Financing Authority, 4.25% due 6/1/2016 (Calabasas Landfill; Insured: AMBAC)	AA/A1	1,000,000	1,015,070

Los Angeles County Public Works Financing Authority, 5.00% due 8/1/2018 (Multiple Capital Projects)	AA/A1	2,060,000	2,340,325

Los Angeles County Schools Regionalized Business Services Corp. COP, 0% due 8/1/2021 (Insured: AMBAC)	NR/NR	2,135,000	1,790,518

6

SCHEDULE OF INVESTMENTS, CONTINUED
Thornburg California Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Los Angeles Department of Airports, 5.50% due 5/15/2018 (Los Angeles International Airport) (AMT)	AA/Aa3	2,000,000	2,274,040

Los Angeles Department of Water & Power, 0% due 7/1/2034 put 1/2/2015 (Electric Power Plant; SPA: Royal Bank of Canada) (daily demand notes)	AA-/Aa3	14,000,000	14,000,000

Los Angeles Department of Water & Power, 0% due 7/1/2035 put 1/2/2015 (Water System Capital Improvements; SPA: Royal Bank of Canada) (daily demand notes)	AA/Aa2	12,600,000	12,600,000

Los Angeles Municipal Improvement Corp., 5.00% due 11/1/2017 (Capital Improvements)	A+/A2	3,235,000	3,620,580

Los Angeles Municipal Improvement Corp., 5.00% due 3/1/2018 (Capital Improvements)	A+/A2	4,765,000	5,360,911

Los Angeles USD COP, 5.00% due 10/1/2015 (Educational Facilities and Information Technology Infrastructure; Insured: AMBAC)	A+/A1	2,000,000	2,072,220

Los Angeles USD COP, 5.00% due 10/1/2016 (Educational Facilities and Information Technology Infrastructure; Insured: AMBAC)	A+/A1	425,000	458,703

Los Angeles USD COP, 5.50% due 12/1/2018 (Educational Facilities and Information Technology Infrastructure)	A+/A1	2,000,000	2,330,120

Los Angeles USD GO, 5.00% due 7/1/2022 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	2,750,000	3,359,455

Los Angeles USD GO, 5.00% due 7/1/2023 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	3,000,000	3,703,020

Los Angeles USD GO, 5.00% due 7/1/2024 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	3,000,000	3,729,690

Lynwood USD GO, 5.00% due 8/1/2023 (Insured: AGM)	AA/A2	1,000,000	1,173,260

Manteca USD Community Facilities District No. 1989-2, 3.00% due 9/1/2016 (Educational Facilities; Insured: AGM)	AA/A2	410,000	424,875

Manteca USD Community Facilities District No. 1989-2, 4.00% due 9/1/2018 (Educational Facilities; Insured: AGM)	AA/A2	500,000	543,105

Manteca USD Community Facilities District No. 1989-2, 4.00% due 9/1/2019 (Educational Facilities; Insured: AGM)	AA/A2	870,000	954,590

Manteca USD Community Facilities District No. 1989-2, 5.00% due 9/1/2020 (Educational Facilities; Insured: AGM)	AA/A2	1,425,000	1,651,219

Manteca USD Community Facilities District No. 1989-2, 5.00% due 9/1/2021 (Educational Facilities; Insured: AGM)	AA/A2	750,000	879,525

Manteca USD Community Facilities District No. 1989-2, 5.00% due 9/1/2023 (Educational Facilities; Insured: AGM)	AA/A2	500,000	597,270

Mark West Union School District GO, 4.125% due 8/1/2020 (Educational Facilities; Insured: Natl-Re)	AA/A3	1,275,000	1,278,838

Milpitas Redevelopment Agency, 5.00% due 9/1/2015 (Insured: Natl-Re)	AA-/A3	2,200,000	2,208,624

Modesto Irrigation District, 5.00% due 7/1/2022 (San Joaquin Valley Electric System)	A+/A2	1,000,000	1,210,330

Mojave USD COP, 0% due 9/1/2017 (Educational Facilities; Insured: AGM)	AA/NR	1,045,000	1,003,022

Mojave USD COP, 0% due 9/1/2018 (Educational Facilities; Insured: AGM)	AA/NR	1,095,000	1,025,227

Moreno Valley Public Financing Authority, 5.00% due 11/1/2024 (Public Improvements)	A+/NR	1,455,000	1,733,691

Murrieta Valley USD Public Financing Authority GO, 5.00% due 9/1/2023 (Educational Facilities; Insured: BAM)	AA/NR	1,080,000	1,268,028

North City West School Facilities Financing Authority, 5.00% due 9/1/2021 (Carmel Valley; Insured: AGM)	AA/NR	2,155,000	2,483,379

North City West School Facilities Financing Authority, 5.00% due 9/1/2022 (Carmel Valley; Insured: AGM)	AA/NR	2,260,000	2,621,103

Northern California Power Agency, 4.00% due 7/1/2015 (Hydroelectric Project)	A+/A1	500,000	509,720

Northern California Power Agency, 5.00% due 7/1/2016 (Hydroelectric Project)	A+/A1	500,000	535,145

7

SCHEDULE OF INVESTMENTS, CONTINUED
Thornburg California Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Northern California Power Agency, 5.00% due 7/1/2017 (Hydroelectric Project)	A+/A1	100,000	110,770

Northern California Power Agency, 5.00% due 7/1/2018 (Hydroelectric Project)	A+/A1	1,250,000	1,422,012

Northern California Power Agency, 5.00% due 6/1/2019 (Lodi Energy Center)	A-/A2	2,340,000	2,712,598

Palomar Pomerado Health GO, 0% due 8/1/2019 (Insured: AGM)	AA/A2	2,000,000	1,828,120

Palomar Pomerado Health GO, 0% due 8/1/2021 (Insured: Natl-Re)	AA-/A2	2,850,000	2,411,071

Pasadena USD GO, 5.00% due 11/1/2018 pre-refunded 11/1/2015 (Insured: AGM)	NR/Aa2	1,200,000	1,272,312

Pomona USD GO, 6.10% due 2/1/2020 (Educational Facilities; Insured: Natl-Re)	AA-/A3	465,000	556,935

Rancho Cucamonga Redevelopment Successor Agency, 5.00% due 9/1/2023 (Insured: AGM)	AA/NR	1,000,000	1,216,870

Rancho Cucamonga Redevelopment Successor Agency, 5.00% due 9/1/2024 (Insured: AGM)	AA/NR	2,000,000	2,461,020

Redding Electrical Systems COP, 5.00% due 6/1/2020 (Insured: AGM)	NR/A2	2,500,000	2,838,625

Redevelopment Agency of the City of Rialto, 5.00% due 9/1/2023 (Merged Project Area; Insured: BAM)	AA/NR	550,000	658,895

Redevelopment Agency of the City of Rialto, 5.00% due 9/1/2024 (Merged Project Area; Insured: BAM)	AA/NR	500,000	603,865

Redevelopment Agency of the City of San Mateo, 4.00% due 8/1/2020 (Downtown and Shoreline Area Redevelopment Projects; Insured: Syncora)	A/NR	400,000	404,604

Regents of the University of California, 4.00% due 5/15/2017 (Campus Housing and Facilities)	AA-/Aa3	1,250,000	1,349,512

Ridgecrest Redevelopment Agency, 5.00% due 6/30/2016 (Redevelopment Project)	A-/NR	1,055,000	1,121,602

Ridgecrest Redevelopment Agency, 5.00% due 6/30/2017 (Redevelopment Project)	A-/NR	1,055,000	1,155,098

Ridgecrest Redevelopment Agency, 5.25% due 6/30/2018 (Redevelopment Project)	A-/NR	1,050,000	1,182,646

Ridgecrest Redevelopment Agency, 5.50% due 6/30/2019 (Redevelopment Project)	A-/NR	1,050,000	1,217,737

Ridgecrest Redevelopment Agency, 5.50% due 6/30/2020 (Redevelopment Project)	A-/NR	1,040,000	1,229,634

Riverside County Palm Desert Financing Authority, 6.00% due 5/1/2022 (Palm Desert Sheriff’s Station Facilities)	AA-/A2	2,600,000	2,997,150

Rosemead Community Development Commission, 5.00% due 10/1/2015 (Redevelopment Project Area No. 1; Insured: AMBAC)	A+/NR	1,015,000	1,049,175

Rosemead Community Development Commission, 5.00% due 10/1/2016 (Redevelopment Project Area No. 1; Insured: AMBAC)	A+/NR	700,000	750,659

Roseville Natural Gas Financing Authority, 5.00% due 2/15/2017	A-/Baa2	1,390,000	1,484,103

Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2021 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	830,000	962,211

Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2022 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	775,000	907,510

Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2023 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	815,000	963,232

Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2024 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	765,000	909,983

Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2025 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	2,175,000	2,564,934

Sacramento City USD GO, 4.00% due 7/1/2019 (Educational Facilities Improvements)	A+/A1	5,455,000	6,056,359

Sacramento City USD GO, 5.00% due 7/1/2021 (Educational Facilities Improvements)	A+/A1	3,600,000	4,292,820

8

SCHEDULE OF INVESTMENTS, CONTINUED
Thornburg California Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Sacramento Cogeneration Authority, 5.00% due 7/1/2015 (Procter & Gamble Project)	AA-/A1	1,100,000	1,125,927

Sacramento Cogeneration Authority, 5.00% due 7/1/2019 (Procter & Gamble Project)	AA-/A1	625,000	720,731

Sacramento Municipal Utility District, 5.00% due 7/1/2020 (Cosumnes Project; Insured: Natl-Re)	AA-/A3	3,000,000	3,198,240

Salinas Valley Solid Waste Authority, 5.00% due 8/1/2023 (Insured: AGM) (AMT)	AA/A2	1,530,000	1,784,898

San Diego Redevelopment Agency, 5.25% due 9/1/2015 (Centre City Redevelopment; Insured: AGM)	AA/A2	1,375,000	1,380,679

San Diego Redevelopment Agency, 5.00% due 9/1/2018 (Centre City Redevelopment; Insured: AMBAC)	NR/Baa3	3,215,000	3,359,418

San Diego Redevelopment Agency, 0% due 9/1/2019 (Centre City Redevelopment; Insured: AGM)	AA/A2	1,910,000	1,735,483

San Diego Redevelopment Agency, 5.80% due 11/1/2021 (Horton Plaza)	A-/Baa3	2,635,000	2,642,721

San Diego USD GO, 5.50% due 7/1/2020 (Educational System Capital Projects; Insured: Natl-Re)	AA-/Aa3	1,390,000	1,682,498

San Diego USD GO, 5.00% due 7/1/2023 (Educational System Capital Projects)	AA-/Aa3	5,000,000	6,180,500

San Diego USD GO, 5.00% due 7/1/2024 (Educational System Capital Projects)	AA-/Aa3	3,000,000	3,694,890

San Francisco Bay Area Rapid Transit District, 5.00% due 7/1/2024 (Insured: Natl-Re)	AA+/Aa2	5,675,000	5,806,887

San Francisco City and County Airports Commission, 5.00% due 5/1/2024 (San Francisco International Airport; Insured: Natl-Re)	AA-/A1	5,000,000	5,295,150

San Francisco City and County Redevelopment Agency, 5.00% due 8/1/2019 (San Francisco Redevelopment Projects)	A+/NR	2,050,000	2,366,930

San Francisco City and County Redevelopment Agency, 5.00% due 8/1/2020 (San Francisco Redevelopment Projects)	A+/NR	1,685,000	1,975,797

San Francisco City and County Redevelopment Agency, 5.00% due 8/1/2021 (San Francisco Redevelopment Projects)	A+/NR	1,000,000	1,185,030

San Joaquin Delta Community College District GO, 0% due 8/1/2019 (Insured: AGM)	AA/Aa2	5,000,000	4,531,750

San Mateo County Joint Powers Financing Authority, 5.00% due 6/15/2017 (Maple Street Correctional Center)	AA+/Aa2	750,000	830,138

San Mateo County Joint Powers Financing Authority, 5.00% due 7/15/2018 (County Capital Projects)	AA+/Aa2	800,000	902,984

San Mateo County Joint Powers Financing Authority, 5.00% due 6/15/2021 (Maple Street Correctional Center)	AA+/Aa2	410,000	491,459

San Mateo County Joint Powers Financing Authority, 5.00% due 6/15/2022 (Maple Street Correctional Center)	AA+/Aa2	1,000,000	1,214,270

San Mateo County Joint Powers Financing Authority, 5.00% due 6/15/2023 (Maple Street Correctional Center)	AA+/Aa2	585,000	718,023

San Mateo County Transit District, 4.50% due 6/1/2022 (Transit Services; Insured: Natl-Re)	AA/Aa2	400,000	406,716

San Mateo Flood Control District COP, 5.25% due 8/1/2017 (Colma Creek; Insured: Natl-Re)	AA-/A3	630,000	631,808

San Mateo Union High School District GO, 0% due 9/1/2019 (Educational Facilities; Insured: Natl-Re)	AA+/Aa1	2,000,000	1,872,740

Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re) (ETM)	AA-/A3	1,000,000	1,172,960

Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re)	AA-/A3	1,000,000	1,160,630

Santa Ana USD GO, 0% due 8/1/2020 (Insured: Natl-Re)	AA-/A3	2,035,000	1,804,964

Santa Clara County Financing Authority, 4.00% due 5/15/2017 (Multiple Facilities)	AA+/A1	1,000,000	1,079,070

9

SCHEDULE OF INVESTMENTS, CONTINUED
Thornburg California Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Santa Monica Community College District GO, 0% due 8/1/2018 pre-refunded 8/1/2015 (College District Capital Improvements; Insured: MBIA)	AA/Aa2	1,320,000	1,148,387

Solano County COP, 5.00% due 11/15/2016 (Health & Social Services Headquarters)	AA-/A1	1,000,000	1,079,690

South San Francisco USD GO, 4.00% due 6/15/2018 (Educational Facilities)	SP-1+/NR	5,000,000	5,511,900

Southeast Resource Recovery Facilities Authority, 5.25% due 12/1/2017 (Insured: AMBAC)	A+/A2	1,000,000	1,004,060

Southeast Resource Recovery Facilities Authority, 5.375% due 12/1/2018 (Insured: AMBAC) (AMT)	A+/A2	2,000,000	2,008,340

Southern California Public Power Authority, 0% due 7/1/2015 (Multiple Transmission Projects; Insured: Natl-Re)	AA-/Aa3	1,500,000	1,497,825

Southern California Public Power Authority, 5.15% due 7/1/2015 (Mead-Adelanto Project; Insured: AMBAC)	NR/Aa3	450,000	458,924

Southern California Public Power Authority, 5.15% due 7/1/2015 (Mead-Phoenix Project; Insured: AMBAC)	NR/Aa3	275,000	280,453

Southern California Public Power Authority, 5.00% due 7/1/2016 (Southern Transmission Project)	AA-/NR	2,000,000	2,139,320

State of California, 1.50% due 6/22/2015 (Cash Management Plan)	SP-1+/Mig1	10,000,000	10,064,400

State of California GO, 4.00% due 8/1/2016 (Kindergarten University Facilities)	A+/Aa3	500,000	528,130

State of California GO, 5.00% due 3/1/2017 (Various Capital Projects; Insured: Syncora)	A+/Aa3	2,860,000	3,016,528

State of California GO, 4.75% due 9/1/2018 (Various Capital Projects; Insured: AGM)	AA/Aa3	295,000	297,174

State of California GO, 5.00% due 9/1/2020 (Kindergarten University Facilities)	A+/Aa3	2,000,000	2,378,040

State of California GO, 0% due 5/1/2033 put 1/2/2015 (Kindergarten University Facilities; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	900,000	900,000

State of California GO, 0% due 5/1/2034 put 1/2/2015 (Kindergarten University Facilities; LOC: Citibank N.A.) (daily demand notes)	AAA/Aa1	1,950,000	1,950,000

State of California GO, 0% due 5/1/2034 put 1/2/2015 (Kindergarten University Facilities; LOC: Citibank, N.A.) (daily demand notes)	AAA/Aa1	20,500,000	20,500,000

Successor Agency to the Richmond County Redevelopment Agency, 5.00% due 9/1/2022 (Insured: BAM)	AA/NR	400,000	473,340

Successor Agency to the Richmond County Redevelopment Agency, 5.00% due 9/1/2023 (Insured: BAM)	AA/NR	400,000	474,276

Successor Agency to the Richmond County Redevelopment Agency, 5.00% due 9/1/2024 (Insured: BAM)	AA/NR	450,000	531,779

Tracy Area Public Facilities Financing Agency, 5.875% due 10/1/2019 (Community Facilities District No. 87)	AA-/A3	490,000	494,885

Tuolumne Wind Project Authority, 5.00% due 1/1/2015	NR/NR	500,000	500,000

Tuolumne Wind Project Authority, 5.00% due 1/1/2018	AA-/A2	1,690,000	1,885,043

Turlock Irrigation District, 5.00% due 1/1/2015	NR/NR	1,125,000	1,125,000

Turlock Irrigation District, 5.00% due 1/1/2019	AA-/A2	1,000,000	1,144,180

Ukiah USD GO, 0% due 8/1/2019 (Insured: Natl-Re)	AA-/A1	2,000,000	1,808,200

Upper Lake Union High School District GO, 0% due 8/1/2020 (Insured: Natl-Re)	NR/A3	1,050,000	865,032

Ventura County Public Financing Authority, 5.00% due 11/1/2023 (Office Building Purchase and Improvements)	AA+/Aa3	500,000	604,305

Ventura County Public Financing Authority, 5.00% due 11/1/2024 (Office Building Purchase and Improvements)	AA+/Aa3	1,060,000	1,279,547

Virgin Islands Public Finance Authority, 5.00% due 10/1/2017	BBB-/Baa2	1,440,000	1,552,162

Walnut Improvement Agency, 4.00% due 3/1/2015 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	500,000	502,955

10

SCHEDULE OF INVESTMENTS, CONTINUED
Thornburg California Limited Term Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Walnut Improvement Agency, 4.00% due 3/1/2016 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	500,000	519,455

Walnut Improvement Agency, 4.00% due 3/1/2017 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	1,000,000	1,062,220

Walnut Improvement Agency, 4.00% due 3/1/2018 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	1,000,000	1,078,660

Walnut Improvement Agency, 5.00% due 3/1/2019 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	400,000	452,600

Washington USD Yolo County COP, 5.00% due 8/1/2017 (West Sacramento High School; Insured: AMBAC)	A/NR	725,000	805,352

Washington USD Yolo County COP, 5.00% due 8/1/2021 (West Sacramento High School; Insured: AMBAC)	A/NR	910,000	991,618

Washington USD Yolo County COP, 5.00% due 8/1/2022 (West Sacramento High School; Insured: AMBAC)	A/NR	2,010,000	2,190,277

Westminster Redevelopment Agency, 5.00% due 8/1/2024 (Commercial Redevelopment Project No. 1; Insured: AGM)	AA/A3	1,205,000	1,343,238

TOTAL INVESTMENTS — 96.80% (Cost $ 571,011,865)			$593,584,799

OTHER ASSETS LESS LIABILITIES — 3.20%			19,641,200

NET ASSETS — 100.00%			$613,225,999

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ACA	Insured by American Capital Access

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Insured by Build America Mutual Insurance Co.

CIFG	Insured by CIFG Assurance North America Inc.

COP	Certificates of Participation

ETM	Escrowed to Maturity

FHA	Insured by Federal Housing Administration

GO	General Obligation

HFFA	Health Facilities Financing Authority

MBIA	Insured by Municipal Bond Investors Assurance

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

At December 31, 2014, information on the tax components of capital was as follows:

11

SCHEDULE OF INVESTMENTS, CONTINUED
Thornburg California Limited Term Municipal Fund	December 31, 2014 (Unaudited)

Cost of investments for tax purposes	$188,665,094

Gross unrealized appreciation on a tax basis	$12,579,089
Gross unrealized depreciation on a tax basis	(149,239)

Net unrealized appreciation (depreciation) on investments (tax basis)	$12,429,850

Valuation Policy and Procedures: The Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments).

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are

12

SCHEDULE OF INVESTMENTS, CONTINUED
Thornburg California Limited Term Municipal Fund	December 31, 2014 (Unaudited)

comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2014
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$593,584,799	$-	$593,584,799	$-

Total Investments in Securities	$593,584,799	$-	$593,584,799	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2014.

13

SCHEDULE OF INVESTMENTS

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2021 (New Mexico Utilities, Inc. Water System)	AA+/Aa2	$1,760,000	$2,025,707

Albuquerque Bernalillo County Water Utility Authority, 5.50% due 7/1/2025 (New Mexico Utilities, Inc. Water System)	AA+/Aa2	1,000,000	1,167,590

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2026 (San Juan-Chama Drinking Water Project)	AA+/Aa2	1,420,000	1,599,289

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2026 (2005 NMFA Loan and Joint Water and Sewer System Improvements)	AA+/Aa2	2,000,000	2,441,300

Albuquerque Municipal School District No. 12 GO, 5.00% due 8/1/2019 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	3,585,000	4,173,549

Albuquerque Municipal School District No. 12 GO, 4.00% due 8/1/2029 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	1,300,000	1,414,127

Bernalillo County GRT, 5.00% due 4/1/2021 (Government Services; Insured: Natl-Re)	AAA/Aa2	3,000,000	3,381,810

Bernalillo County GRT, 5.25% due 10/1/2022 (Government Services; Insured: AMBAC)	AAA/Aa2	3,170,000	3,911,273

Bernalillo County GRT, 5.25% due 10/1/2023 (Government Services; Insured: AMBAC)	AAA/Aa2	1,275,000	1,591,276

Bernalillo County GRT, 5.25% due 10/1/2025 (Government Services; Insured: AMBAC)	AAA/Aa2	3,850,000	4,752,478

Bernalillo County GRT, 5.25% due 4/1/2027 (Government Services)	AAA/Aa2	300,000	365,811

Bernalillo County GRT, 5.70% due 4/1/2027 (Government Services; Insured: Natl-Re)	AAA/Aa2	815,000	1,025,400

Bernalillo County GRT, 5.70% due 4/1/2027 (Government Services)	AAA/Aa2	3,000,000	3,774,480

Central New Mexico Community College GO, 5.00% due 8/15/2020 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,375,000	1,630,214

Central New Mexico Community College GO, 5.00% due 8/15/2021 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,435,000	1,726,592

Central New Mexico Community College GO, 5.00% due 8/15/2022 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,100,000	1,342,242

Central New Mexico Community College GO, 4.00% due 8/15/2023 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,920,000	2,136,288

City of Albuquerque GRT, 5.00% due 7/1/2021	AAA/Aa2	1,340,000	1,539,204

City of Albuquerque GRT, 5.00% due 7/1/2021	AAA/Aa2	3,000,000	3,445,980

City of Albuquerque GRT, 5.00% due 7/1/2025 (I-25/Paseo del Norte Interchange)	AAA/Aa2	540,000	656,176

City of Farmington, 5.00% due 6/1/2017 (San Juan Regional Medical Center)	NR/A3	1,035,000	1,114,447

City of Farmington, 5.125% due 6/1/2018 (San Juan Regional Medical Center)	NR/A3	570,000	572,172

City of Farmington, 5.125% due 6/1/2019 (San Juan Regional Medical Center)	NR/A3	645,000	647,316

City of Farmington, 5.00% due 6/1/2022 (San Juan Regional Medical Center)	NR/A3	2,825,000	3,043,146

City of Farmington PCR, 4.70% due 5/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A3	965,000	1,037,008

City of Farmington PCR, 4.70% due 9/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A3	4,000,000	4,291,080

City of Gallup PCR, 5.00% due 8/15/2017 (Tri-State Generation & Transmission Assoc., Inc. Project; Insured: AMBAC)	A/A3	3,540,000	3,621,668

City of Las Cruces, 4.00% due 6/1/2021 (Joint Utility System)	NR/Aa2	100,000	113,412

City of Las Cruces, 4.00% due 6/1/2022 (Joint Utility System)	NR/Aa2	670,000	764,919

City of Las Cruces, 4.00% due 6/1/2023 (Joint Utility System)	NR/Aa2	695,000	797,547

City of Las Cruces, 4.00% due 6/1/2025 (Joint Utility System)	NR/Aa2	750,000	861,135

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Las Cruces GRT, 5.00% due 6/1/2021 (NMFA Loan)	NR/Aa3	730,000	843,960

City of Las Cruces GRT, 5.00% due 6/1/2022 (NMFA Loan)	NR/Aa3	765,000	890,253

City of Las Cruces GRT, 5.00% due 6/1/2023 (NMFA Loan)	NR/Aa3	800,000	928,560

City of Las Cruces GRT, 5.00% due 6/1/2024 (NMFA Loan)	NR/Aa3	840,000	972,174

City of Las Cruces GRT, 5.00% due 6/1/2030 (NMFA Loan)	NR/Aa3	2,000,000	2,287,840

City of Las Cruces GRT, 5.00% due 6/1/2037 (NMFA Loan)	NR/Aa3	5,000,000	5,629,500

City of Rio Rancho GRT, 5.00% due 6/1/2016 pre-refunded 6/1/2015 (Public Service Facility Projects; Insured: Natl-Re)	AA-/Aa3	555,000	566,094

City of Rio Rancho GRT, 5.00% due 6/1/2022 pre-refunded 6/1/2015 (Public Service Facility Projects; Insured: Natl-Re)	AA-/Aa3	1,000,000	1,019,990

City of Santa Fe, 4.50% due 5/15/2027 (El Castillo Retirement Residences)	BBB-/NR	3,275,000	3,393,326

City of Santa Fe, 5.00% due 5/15/2034 (El Castillo Retirement Residences)	BBB-/NR	1,465,000	1,518,824

Colfax County GRT, 5.00% due 9/1/2019 (Government Center Facility)	A-/NR	570,000	634,410

Colfax County GRT, 5.50% due 9/1/2029 (Government Center Facility)	A-/NR	2,510,000	2,766,296

County of Los Alamos GRT, 5.75% due 6/1/2016 (Public Facilities Projects)	AA+/A1	1,315,000	1,413,467

County of Los Alamos GRT, 5.625% due 6/1/2023 pre-refunded 6/1/2018 (Public Facilities Projects)	AA+/A1	1,000,000	1,157,090

County of Los Alamos GRT, 5.75% due 6/1/2024 pre-refunded 6/1/2018 (Public Facilities Projects)	AA+/A1	3,000,000	3,483,840

County of Los Alamos GRT, 5.75% due 6/1/2025 pre-refunded 6/1/2018 (Public Facilities Projects)	AA+/A1	1,000,000	1,161,280

Government of Guam, 5.375% due 12/1/2024	BBB+/NR	2,000,000	2,208,920

Grant County, 5.50% due 7/1/2020 (State Dept. of Health-Ft. Bayard Project)	AA/Aa1	1,565,000	1,781,784

Grant County, 5.50% due 7/1/2021 (State Dept. of Health-Ft. Bayard Project)	AA/Aa1	1,655,000	1,884,251

Grant County, 5.50% due 7/1/2022 (State Dept. of Health-Ft. Bayard Project)	AA/Aa1	1,745,000	1,986,717

Guam Power Authority, 5.00% due 10/1/2026 (Electric Power System; Insured: AGM)	AA/A2	2,000,000	2,344,440

New Mexico Educational Assistance Foundation, 4.10% due 9/1/2015 (Student Loans; LOC: Royal Bank of Canada) (AMT)	NR/Aaa	2,000,000	2,044,540

New Mexico Educational Assistance Foundation, 4.00% due 9/1/2016 (Student Loans)	NR/Aaa	690,000	729,827

New Mexico Educational Assistance Foundation, 4.00% due 9/1/2017 (Student Loans)	NR/Aaa	1,150,000	1,245,599

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2019 (Student Loans)	AAA/Aaa	1,000,000	1,163,550

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2022 (Student Loans)	AAA/Aaa	3,000,000	3,476,760

New Mexico Finance Authority, 5.00% due 6/15/2018 (Bernalillo County Metropolitan Court; Insured: AMBAC)	NR/Aa2	2,915,000	2,976,740

New Mexico Finance Authority, 5.00% due 6/15/2019 (UNM Health Sciences Center; Insured: Natl-Re)	NR/Aa2	1,215,000	1,240,685

New Mexico Finance Authority, 5.00% due 6/1/2020 (The Public Project Revolving Fund Program; Insured: AMBAC)	AAA/Aa1	365,000	388,035

New Mexico Finance Authority, 5.00% due 6/15/2022 (The Public Project Revolving Fund Program; Insured: Natl-Re)	AA+/Aa2	1,300,000	1,425,190

New Mexico Finance Authority, 5.00% due 6/1/2024 (The Public Project Revolving Fund Program)	AAA/Aa1	4,185,000	5,213,966

New Mexico Finance Authority, 5.00% due 6/15/2024 (The Public Project Revolving Fund Program; Insured: Natl-Re)	AA+/Aa2	7,000,000	7,674,100

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New Mexico Finance Authority, 5.00% due 6/15/2026 (State Highway Infrastructure)	AA/Aa2	1,220,000	1,492,890

New Mexico Finance Authority, 5.00% due 6/15/2027 (State Highway Infrastructure)	AA/Aa2	1,195,000	1,453,873

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2017 pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)	NR/NR	1,730,000	1,769,271

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2019 pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)	NR/NR	1,000,000	1,022,700

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2021 pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)	NR/NR	1,185,000	1,211,900

New Mexico Hospital Equipment Loan Council, 6.00% due 8/1/2023 (Presbyterian Healthcare Services)	AA/Aa3	6,000,000	6,927,780

New Mexico Hospital Equipment Loan Council, 5.25% due 7/1/2025 pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)	NR/NR	1,000,000	1,023,950

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2032 (Haverland Carter Lifestyle Group)	NR/NR	2,000,000	2,081,140

New Mexico Hospital Equipment Loan Council, 5.00% due 8/1/2039 (Presbyterian Healthcare Services)	AA/Aa3	3,000,000	3,290,100

New Mexico Housing Authority, 5.30% due 12/1/2022 (El Paseo Apartments; Insured: AMBAC) (AMT)	NR/NR	670,000	670,402

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2015	A+/A1	490,000	501,099

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2020	A+/A1	590,000	675,969

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2023	A+/A1	685,000	773,351

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2024	A+/A1	525,000	590,552

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2025	A+/A1	505,000	565,039

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2028	A+/A1	1,500,000	1,660,110

New Mexico MFA, 5.25% due 7/1/2023 (HERO SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	410,000	433,620

New Mexico MFA, 5.375% due 7/1/2023 (Saver SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	300,000	302,253

New Mexico MFA, 4.625% due 3/1/2028 (NIBP SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC)	AA+/NR	1,425,000	1,534,981

New Mexico MFA, 5.50% due 7/1/2028 (HERO SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	900,000	946,125

New Mexico MFA, 5.60% due 7/1/2028 (Saver SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	270,000	285,320

New Mexico MFA, 5.40% due 9/1/2029 (Saver SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC)	AA+/NR	515,000	555,922

Regents of the University of New Mexico, 5.00% due 6/1/2015 (Campus Improvements; Insured: AMBAC)	AA/Aa2	1,590,000	1,622,054

Regents of the University of New Mexico, 5.00% due 1/1/2016 (Children’s Hospital and Critical Care Pavilion; Insured: AGM/FHA)	AA/A2	2,920,000	2,931,505

Regents of the University of New Mexico, 5.00% due 1/1/2018 (Children’s Hospital and Critical Care Pavilion; Insured: AGM/FHA)	AA/A2	2,000,000	2,030,440

Regents of the University of New Mexico, 5.00% due 1/1/2019 (Children’s Hospital and Critical Care Pavilion; Insured: AGM/FHA)	AA/A2	3,000,000	3,045,660

Regents of the University of New Mexico, 5.00% due 7/1/2019 (Children’s Hospital and Critical Care Pavilion; Insured: AGM/FHA)	AA/A2	3,000,000	3,045,660

Regents of the University of New Mexico, 5.00% due 1/1/2020 (Children’s Hospital and Critical Care Pavilion; Insured: AGM/FHA)	AA/A2	2,310,000	2,345,158

Regents of the University of New Mexico, 5.00% due 7/1/2020 (Children’s Hospital and Critical Care Pavilion; Insured: AGM/FHA)	AA/A2	500,000	507,610

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Regents of the University of New Mexico, 6.00% due 6/1/2021 (Campus Buildings Acquisition & Improvements)	AA/Aa2	495,000	562,553

Sandoval County, 4.00% due 6/1/2015 (Intel Corp.) (ETM)	A+/NR	215,000	218,406

Sandoval County, 5.00% due 6/1/2020 pre-refunded 6/1/2015 (Intel Corp.)	A+/NR	6,440,000	6,569,380

Santa Fe County, 5.00% due 2/1/2018 (County Correctional System; Insured: AGM)	AA/A2	755,000	797,635

Santa Fe County, 6.00% due 2/1/2027 (County Correctional System; Insured: AGM)	AA/A2	1,520,000	1,847,636

Santa Fe County GO, 4.00% due 7/1/2019 (County Road and Water System Improvement Projects; Insured: Natl-Re)	NR/Aaa	750,000	786,840

Santa Fe County GRT, 5.00% due 6/1/2025 (County Courthouse and Other Public Facilities)	AA+/Aa2	1,400,000	1,573,530

Santa Fe County GRT, 5.00% due 6/1/2026 (County Courthouse and Other Public Facilities)	AA+/Aa2	1,535,000	1,709,437

Santa Fe Public School District GO, 5.00% due 8/1/2022 (Santa Fe County School Facilities) (State Aid Withholding)	AA/Aa1	2,205,000	2,689,086

Town of Silver City GRT, 4.00% due 6/1/2029 (Public Facility Capital Projects)	A+/NR	1,000,000	1,068,800

Town of Silver City GRT, 4.25% due 6/1/2032 (Public Facility Capital Projects)	A+/NR	1,050,000	1,120,382

Ventana West Public Improvement District, 6.625% due 8/1/2023	NR/NR	1,635,000	1,638,090

Village of Los Ranchos de Albuquerque, 4.50% due 9/1/2040 (Albuquerque Academy)	A/NR	3,000,000	3,167,070

Virgin Islands Public Finance Authority, 6.625% due 10/1/2029	NR/Baa3	2,500,000	2,851,900

Zuni Public School District, 5.00% due 8/1/2028 (Teacher Housing Projects)	A/NR	1,600,000	1,781,120

TOTAL INVESTMENTS — 89.44% (Cost $188,665,094)			$201,094,943

OTHER ASSETS LESS LIABILITIES — 10.56%			23,747,846

NET ASSETS -- 100.00%			$224,842,789

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

ETM	Escrowed to Maturity

FHA	Insured by Federal Housing Administration

FHLMC	Insured by Federal Home Loan Mortgage Corp.

FNMA	Collateralized by Federal National Mortgage Association

GNMA	Collateralized by Government National Mortgage Association

GO	General Obligation

GRT	Gross Receipts Tax

MFA	Mortgage Finance Authority

Natl-Re	Insured by National Public Finance Guarantee Corp.

PCR	Pollution Control Revenue Bond

Radian	Insured by Radian Asset Assurance

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2014 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

At December 31, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$188,665,094

Gross unrealized appreciation on a tax basis	$12,579,088
Gross unrealized depreciation on a tax basis	(149,239)

Net unrealized appreciation (depreciation) on investments (tax basis)	$12,429,849

Valuation Policy and Procedures: The Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2014 (Unaudited)

other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments).

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2014
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$201,094,943	$-	$201,094,943	$-

Total Investments in Securities	$201,094,943	$-	$201,094,943	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2014.

6

SCHEDULE OF INVESTMENTS

Thornburg New York Intermediate Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of New York GO, 5.00% due 6/1/2019 pre-refunded 6/1/2016 (City Budget Financial Management; Insured: AGM)	AA/Aa2	$255,000	$271,697

City of New York GO, 5.00% due 8/1/2019 (City Budget Financial Management)	AA/Aa2	1,000,000	1,158,610

City of New York GO, 0.03% due 8/1/2020 put 1/2/2015 (City Budget Financial Management; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	A+/Aa1	800,000	800,000

City of New York GO, 5.00% due 8/1/2023 (City Budget Financial Management)	AA/Aa2	1,000,000	1,211,740

City of New York GO, 5.00% due 8/1/2025 (City Budget Financial Management)	AA/Aa2	400,000	443,432

City of New York GO, 5.00% due 8/1/2030 (City Budget Financial Management)	AA/Aa2	1,000,000	1,177,980

City of New York GO, 0.01% due 8/1/2035 put 1//2015 (City Budget Financial Management) (daily demand notes)	AA/Aa2	2,525,000	2,525,000

County of Nassau GO, 5.00% due 4/1/2026 (Insured: BAM)	AA/NR	1,000,000	1,152,870

Dutchess County Local Development Corp., 5.00% due 7/1/2021 (Health Quest Systems, Inc.; Insured: AGM)	AA/A2	535,000	615,956

Dutchess County Local Development Corp., 5.00% due 7/1/2022 (Health Quest Systems, Inc.; Insured: AGM)	AA/A2	510,000	580,207

Erie County Industrial Development Agency, 5.25% due 5/1/2025 (Buffalo City School District)	AA/Aa2	1,000,000	1,142,350

Government of Guam, 5.375% due 12/1/2024	BBB+/NR	1,000,000	1,104,460

Guam Waterworks Authority, 5.00% due 7/1/2028 (Water and Wastewater System)	A-/Ba1	500,000	562,555

Hempstead Town Local Development Corp., 5.00% due 7/1/2028 (Hofstra University)	A/A3	500,000	563,060

Long Island Power Authority, 5.25% due 9/1/2029	NR/Baa1	645,000	803,947

Monroe County Industrial Development Corp., 4.00% due 6/1/2016 (St. John Fisher College)	BBB+/NR	880,000	916,212

Monroe County Industrial Development Corp., 5.00% due 1/15/2028 (Monroe Community College Association, Inc.; Insured: AGM)	AA/A2	250,000	283,815

Monroe County Industrial Development Corp., 5.00% due 1/15/2029 (Monroe Community College Association, Inc.; Insured: AGM)	AA/A2	300,000	339,825

Nassau County IDA, 4.75% due 3/1/2026 (New York Institute of Technology)	BBB+/Baa2	1,000,000	1,059,130

Nassau County Sewer & Storm Water Finance Authority, 5.00% due 10/1/2021 (Sewerage and Storm Water Resource Facilities)	AAA/Aa3	275,000	331,224

Nassau County Sewer & Storm Water Finance Authority, 5.00% due 10/1/2028 (Sewerage and Storm Water Resource Facilities)	AAA/Aa3	400,000	487,392

Nassau County Sewer & Storm Water Finance Authority, 5.00% due 10/1/2031 (Sewerage and Storm Water Resource Facilities)	AAA/Aa3	1,000,000	1,204,530

New York City Health and Hospitals Corp. GO, 5.00% due 2/15/2020 (Healthcare Facilities Improvements)	A+/Aa3	770,000	894,863

New York City Health and Hospitals Corp. GO, 5.00% due 2/15/2025 (Healthcare Facilities Improvements)	A+/Aa3	1,000,000	1,132,770

New York City Metropolitan Transportation Authority, 6.25% due 11/15/2023	AA-/A2	1,000,000	1,196,780

New York City Municipal Water Finance Authority, 0.03% due 6/15/2050 put 1/2/2015 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa2	2,500,000	2,500,000

New York City Transitional Finance Authority, 5.00% due 1/15/2020 (World Trade Center Recovery) (State Aid Withholding)	AA/Aa2	1,000,000	1,147,390

New York City Transitional Finance Authority, 5.00% due 11/1/2020 (World Trade Center Recovery)	AAA/Aaa	1,000,000	1,039,930

New York City Transitional Finance Authority, 0.03% due 11/1/2036 put 1/2/2015 (City Capital Projects; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	600,000	600,000

New York City Trust for Cultural Resources, 5.25% due 12/1/2018 (Lincoln Center for the Performing Arts)	A+/A2	175,000	201,164

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	New York Convention Center Development Corp., 5.00% due 11/15/2017 (Hotel Unit Fee; Insured: AMBAC)	NR/A1	1,000,000	1,040,060

	New York Municipal Bond Bank Agency, 5.00% due 4/15/2018 (Insured: AGM)	AA/A2	1,000,000	1,118,370

	New York State Dormitory Authority, 5.00% due 10/1/2023 (School District Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	400,000	446,364

	New York State Dormitory Authority, 5.00% due 2/15/2015 (Mental Health Services Facilities; Insured: AMBAC)	AA/NR	800,000	804,808

	New York State Dormitory Authority, 5.00% due 7/1/2016 (Bishop Henry B. Hucles Nursing Home; Insured: SONYMA)	NR/Aa1	600,000	638,988

	New York State Dormitory Authority, 5.00% due 10/1/2018 (School District Financing Program; Insured: AGM)	AA/Aa3	1,000,000	1,088,870

	New York State Dormitory Authority, 5.25% due 10/1/2018 (School District Financing Program; Insured: AGM)	AA/Aa3	775,000	891,583

	New York State Dormitory Authority, 5.00% due 3/15/2019 pre-refunded 3/15/2015 (University & College Improvements; Insured: AGM)	AA/Aa1	950,000	959,509

	New York State Dormitory Authority, 5.00% due 3/15/2019 pre-refunded 3/15/2015 (University & College Improvements; Insured: AGM)	AAA/Aa1	50,000	50,501

[a]	New York State Dormitory Authority, 5.00% due 7/1/2020 (NYSARC, Inc. Developmental Disability Programs)	NR/Aa2	1,175,000	1,360,062

	New York State Dormitory Authority, 4.00% due 10/1/2020 (School District Financing Program; Insured: AGM) (State Aid Withholding)	AA/A1	325,000	363,740

	New York State Dormitory Authority, 5.00% due 7/1/2021 (State University of New York; Insured: Natl-Re)	AA-/NR	300,000	306,978

	New York State Dormitory Authority, 5.25% due 7/1/2022 (St. John’s University; Insured: Natl-Re)	AA-/A3	1,000,000	1,208,310

	New York State Dormitory Authority, 5.00% due 1/15/2023 (Municipal Health Facilities)	AA-/Aa3	1,000,000	1,121,720

	New York State Dormitory Authority, 5.00% due 10/1/2023 (School District Financing Program) (State Aid Withholding)	AA-/NR	575,000	692,214

	New York State Dormitory Authority, 5.00% due 7/1/2024 (Miriam Osborn Memorial Home Assoc.)	NR/NR	1,540,000	1,682,311

	New York State Dormitory Authority, 5.00% due 7/1/2024 (Bishop Henry B. Hucles Nursing Home; Insured: SONYMA)	NR/Aa1	1,000,000	1,036,060

	New York State Dormitory Authority, 5.00% due 10/1/2024 (School District Financing Program; Insured: AGM) (State Aid Withholding)	AA/Aa3	1,000,000	1,177,970

	New York State Dormitory Authority, 5.00% due 7/1/2025 (Miriam Osborn Memorial Home Assoc.)	NR/NR	1,105,000	1,198,605

	New York State Dormitory Authority, 5.00% due 7/1/2027 (Interagency Council Pooled Loan Program)	NR/Aa2	1,000,000	1,110,220

	New York State Dormitory Authority, 5.00% due 7/1/2027 (Columbia University Teachers College)	A+/A1	750,000	873,330

	New York State Dormitory Authority, 5.25% due 7/1/2027 (Health Quest Systems; Insured: AGM)	AA/A3	500,000	548,435

	New York State Dormitory Authority, 5.00% due 12/15/2027 (Metropolitan Transportation Authority & State Urban Development Corp.)	AAA/Aa1	2,500,000	2,994,625

	New York State Dormitory Authority, 5.00% due 10/1/2028 (School District Financing Program; Insured: AGM)	AA/NR	200,000	239,004

	New York State Dormitory Authority, 5.25% due 5/1/2030 (North Shore Long Island Jewish Medical)	A-/A3	1,000,000	1,110,070

[b]	New York State Dormitory Authority, 5.00% due 7/1/2034 (Pratt Institute)	NR/A3	1,000,000	1,151,760

	New York State Energy Research & Development Authority, 2.25% due 12/1/2015 (New York Electric & Gas Corp.)	BBB+/A3	1,000,000	1,013,360

	New York State Thruway Authority, 5.00% due 4/1/2018 pre-refunded 10/1/2015 (Multi-Year Highway and Bridge Capital Program; Insured: AMBAC)	NR/NR	60,000	62,178

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York State Thruway Authority, 5.00% due 4/1/2018 (Multi-Year Highway and Bridge Capital Program; Insured: AMBAC)	AA/NR	385,000	398,521

New York State Thruway Authority, 5.00% due 4/1/2019 (Multi-Year Highway and Bridge Capital Program; Insured: AMBAC)	AA/A2	235,000	243,218

New York State Thruway Authority, 5.00% due 5/1/2019 (Multi-Year Highway and Bridge Capital Program)	A-/A3	2,000,000	2,295,960

New York State Thruway Authority, 5.00% due 4/1/2022 (Multi-Year Highway and Bridge Capital Program)	AA/NR	1,000,000	1,110,530

New York State Thruway Authority, 5.00% due 1/1/2028 (Multi-Year Highway and Bridge Capital Program)	A/A2	500,000	594,405

New York State Urban Development Corp., 5.25% due 1/1/2021	AA/NR	1,000,000	1,153,900

Onondaga Civic Development Corp., 5.00% due 7/1/2021 (Le Moyne College)	NR/Baa2	1,000,000	1,105,010

Onondaga Civic Development Corp., 5.50% due 12/1/2031 (Upstate Properties Development)	A+/NR	1,000,000	1,140,340

Port Authority New York & New Jersey, 5.00% due 8/15/2022 (Insured: AGM)	AA/Aa3	1,000,000	1,114,530

Sales Tax Asset Receivable Corp., 5.00% due 10/15/2029 (New York Local Government Assistance Corp.)	AAA/Aa1	250,000	306,888

Sales Tax Asset Receivable Corp., 5.00% due 10/15/2030 (New York Local Government Assistance Corp.)	AAA/Aa1	1,000,000	1,219,740

Sales Tax Asset Receivable Corp., 5.00% due 10/15/2031 (New York Local Government Assistance Corp.)	AAA/Aa1	1,000,000	1,214,880

Syracuse Industrial Development Agency, 5.25% due 5/1/2026 (Syracuse City School District)	AA-/Aa2	2,150,000	2,507,523

Town of Amherst Development Corp., 5.00% due 10/1/2020 (University at Buffalo Foundation Facility-Student Housing; Insured: AGM)	AA/A2	1,000,000	1,157,440

Town of Babylon GO, 5.00% due 9/1/2015 (Insured: AMBAC)	NR/NR	25,000	25,100

Triborough Bridge & Tunnel Authority GO, 5.00% due 11/15/2025 pre-refunded 11/15/2017 (MTA Bridges and Tunnels)	AA-/Aa3	1,410,000	1,580,272

Triborough Bridge & Tunnel Authority GO, 5.00% due 11/15/2028 (MTA Bridges and Tunnels)	AA-/Aa3	1,000,000	1,210,490

Triborough Bridge & Tunnel Authority GO, 5.00% due 11/15/2029 (MTA Bridges and Tunnels)	AA-/Aa3	1,000,000	1,204,920

Triborough Bridge and Tunnel Authority, 0.04% due 1/1/2032 put 1/2/2015 (MTA Bridges & Tunnels; LOC: CalPERS) (daily demand notes)	AA-/Aa1	410,000	410,000

United Nations Development Corp., 5.00% due 7/1/2019 (One, Two and Three U.N. Plaza Project)	NR/A1	230,000	265,119

United Nations Development Corp., 5.00% due 7/1/2025 (One, Two and Three U.N. Plaza Project)	NR/A1	710,000	806,042

Utility Debt Securitization Authority, 5.00% due 12/15/2029 (Long Island Power Authority-Electric Service)	AAA/Aaa	1,000,000	1,210,180

Utility Debt Securitization Authority, 5.00% due 12/15/2030 (Long Island Power Authority-Electric Service)	AAA/Aaa	1,000,000	1,206,600

West Seneca Central School District GO, 5.00% due 11/15/2023 (Facilities Improvements; Insured: BAM) (State Aid Withholding)	AA/A1	1,300,000	1,580,228

TOTAL INVESTMENTS — 98.50% (Cost $74,011,191)			$78,800,730

OTHER ASSETS LESS LIABILITIES — 1.50%			1,196,064

NET ASSETS — 100.00%			$79,996,794

Footnote Legend

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	December 31, 2014 (Unaudited)

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.
a	Segregated as collateral for a when-issued security.
b	When-issued security.

________________________________________________________________________________________

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

BAM	Insured by Build America Mutual Insurance Co.

CalPERS	California Public Employees’ Retirement System

GO	General Obligation

IDA	Industrial Development Authority

Natl-Re	Insured by National Public Finance Guarantee Corp.

SONYMA	State of New York Mortgage Authority

NOTES TO SCHEDULE OF INVESTMENTS:

At December 31, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$74,011,191

Gross unrealized appreciation on a tax basis	$4,822,066
Gross unrealized depreciation on a tax basis	(32,527)

Net unrealized appreciation (depreciation) on investments (tax basis)	$4,789,539

Valuation Policy and Procedures: The Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	December 31, 2014 (Unaudited)

service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments).

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2014
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$78,800,730	$-	$78,800,730	$-

Total Investments in Securities	$78,800,730	$-	$78,800,730	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2014.

5

SCHEDULE OF INVESTMENTS

Thornburg Limited Term U.S. Government Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	U.S. TREASURY SECURITIES — 11.30%

	United States Treasury Notes, 1.375%, 11/30/2015	$2,500,000	$2,524,976

	United States Treasury Notes, 2.625%, 2/29/2016	2,000,000	2,051,709

	United States Treasury Notes, 4.875%, 8/15/2016	5,000,000	5,348,779

	United States Treasury Notes, 4.625%, 2/15/2017	4,000,000	4,326,211

	United States Treasury Notes, 2.25%, 11/30/2017	3,500,000	3,617,578

	United States Treasury Notes, 3.625%, 2/15/2020	1,000,000	1,096,406

	United States Treasury Notes Inflationary Index, 1.875%, 7/15/2015	4,883,080	4,895,955

	United States Treasury Notes Inflationary Index, 2.00%, 1/15/2016	5,981,850	6,068,332

	TOTAL U.S. TREASURY SECURITIES (Cost $28,964,088)		29,929,946

	U.S. GOVERNMENT AGENCIES — 19.79%

	Federal Farm Credit Bank, 3.98%, 1/22/2015	1,000,000	1,002,053

	Federal Home Loan Bank, 5.00%, 12/8/2017	3,000,000	3,335,769

	Federal Home Loan Bank Step Up Coupon, 1.75%, 10/25/2022	3,700,000	3,641,605

	Federal Home Loan Mtg Corp., 4.875%, 6/13/2018	3,000,000	3,360,649

	Federal National Mtg Assoc., 4.40%, 2/19/2015	1,585,000	1,592,887

[a]	Government of Tunisia, (Guaranty: U.S. Agency for International Development), 1.686%, 7/16/2019	5,000,000	4,978,805

	Mtg-Linked Amortizing Notes, Series 2012-1 Class A10, 2.06%, 1/15/2022	845,316	853,742

	New Valley Generation I, Tennessee Valley Authority, 7.299%, 3/15/2019	2,078,774	2,332,595

[a]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 1.70%, 12/20/2022	2,480,000	2,417,149

	Private Export Funding Corp., (Guaranty: Export-Import Bank of the United States), 5.45%, 9/15/2017	3,000,000	3,339,132

	Small Business Administration Participation Certificates, Series 2001-20D Class 1, 6.35%, 4/1/2021	1,511,350	1,638,313

	Small Business Administration Participation Certificates, Series 2001-20F Class 1, 6.44%, 6/1/2021	883,803	961,238

	Small Business Administration Participation Certificates, Series 2002-20A Class 1, 6.14%, 1/1/2022	659,618	711,409

	Small Business Administration Participation Certificates, Series 2002-20K Class 1, 5.08%, 11/1/2022	591,070	635,206

	Small Business Administration Participation Certificates, Series 2005-20H Class 1, 5.11%, 8/1/2025	570,210	617,352

	Small Business Administration Participation Certificates, Series 2007-20D Class 1, 5.32%, 4/1/2027	1,103,317	1,217,921

	Small Business Administration Participation Certificates, Series 2007-20F Class 1, 5.71%, 6/1/2027	621,155	697,593

	Small Business Administration Participation Certificates, Series 2007-20I Class 1, 5.56%, 9/1/2027	2,267,296	2,543,317

	Small Business Administration Participation Certificates, Series 2007-20K Class 1, 5.51%, 11/1/2027	1,230,435	1,380,156

	Small Business Administration Participation Certificates, Series 2008-20G Class 1, 5.87%, 7/1/2028	3,379,268	3,805,659

	Small Business Administration Participation Certificates, Series 2011-20G Class 1, 3.74%, 7/1/2031	3,195,416	3,404,574

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	Small Business Administration Participation Certificates, Series 2011-20K Class 1, 2.87%, 11/1/2031	3,208,612	3,279,447

[b,c]	U.S. Department of Transportation, 5.594%, 12/7/2021	2,103,099	2,297,105

	Union 13 Leasing LLC, (Guaranty: Export-Import Bank of the United States), 1.87%, 6/28/2024	2,430,346	2,354,741

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $50,961,824)		52,398,417

	MORTGAGE BACKED — 57.75%

	Federal Home Loan Mtg Corp., CMO Series 1321 Class TE, 7.00%, 8/15/2022	208,156	227,601

	Federal Home Loan Mtg Corp., CMO Series 2420 Class MC, 6.00%, 2/15/2017	101,503	105,465

	Federal Home Loan Mtg Corp., CMO Series 2527 Class BP, 5.00%, 11/15/2017	290,172	303,557

	Federal Home Loan Mtg Corp., CMO Series 2529 Class MB, 5.00%, 11/15/2017	309,802	323,662

	Federal Home Loan Mtg Corp., CMO Series 2553 Class GB, 5.00%, 1/15/2018	236,715	247,945

	Federal Home Loan Mtg Corp., CMO Series 2558 Class BD, 5.00%, 1/15/2018	1,057,246	1,107,950

	Federal Home Loan Mtg Corp., CMO Series 2622 Class PE, 4.50%, 5/15/2018	544,982	570,703

	Federal Home Loan Mtg Corp., CMO Series 2641 Class WE, 4.50%, 1/15/2033	119,866	125,150

	Federal Home Loan Mtg Corp., CMO Series 2642 Class JE, 5.00%, 9/15/2032	737,522	760,614

	Federal Home Loan Mtg Corp., CMO Series 2649 Class QH, 4.50%, 7/15/2018	288,438	302,388

	Federal Home Loan Mtg Corp., CMO Series 2692 Class QD, 5.00%, 12/15/2022	146,785	148,010

	Federal Home Loan Mtg Corp., CMO Series 2808 Class VA, 5.50%, 5/15/2015	409,116	408,990

	Federal Home Loan Mtg Corp., CMO Series 2814 Class GB, 5.00%, 6/15/2019	79,865	81,577

	Federal Home Loan Mtg Corp., CMO Series 2827 Class BU, 3.50%, 7/15/2019	973,463	1,012,322

	Federal Home Loan Mtg Corp., CMO Series 3291 Class BY, 4.50%, 3/15/2022	1,639,222	1,744,172

	Federal Home Loan Mtg Corp., CMO Series 3480 Class VA, 6.00%, 6/15/2019	418,199	420,076

	Federal Home Loan Mtg Corp., CMO Series 3589 Class CA, 4.00%, 10/15/2021	318,372	329,877

	Federal Home Loan Mtg Corp., CMO Series 3640 Class EL, 4.00%, 3/15/2020	1,078,763	1,130,765

	Federal Home Loan Mtg Corp., CMO Series 3678 Class AL, 4.50%, 10/15/2027	48,209	48,436

	Federal Home Loan Mtg Corp., CMO Series 3704 Class DC, 4.00%, 11/15/2036	712,361	768,677

	Federal Home Loan Mtg Corp., CMO Series 3867 Class VA, 4.50%, 3/15/2024	2,221,759	2,453,072

	Federal Home Loan Mtg Corp., CMO Series 3922 Class PQ, 2.00%, 4/15/2041	1,896,798	1,914,031

	Federal Home Loan Mtg Corp., CMO Series 4050 Class MV, 3.50%, 8/15/2023	2,813,961	2,983,940

	Federal Home Loan Mtg Corp., CMO Series 4097 Class TE, 1.75%, 5/15/2039	3,209,667	3,138,277

	Federal Home Loan Mtg Corp., CMO Series 4120 Class TC, 1.50%, 10/15/2027	3,791,537	3,712,794

	Federal Home Loan Mtg Corp., CMO Series 4120 Class UE, 2.00%, 10/15/2027	3,819,289	3,811,072

	Federal Home Loan Mtg Corp., CMO Series K018 Class A1, 1.781%, 10/25/2020	1,960,285	1,968,842

	Federal Home Loan Mtg Corp., CMO Series K035 Class A1, 2.615%, 3/25/2023	3,719,832	3,811,880

	Federal Home Loan Mtg Corp., CMO Series K037 Class A1, 2.592%, 4/25/2023	1,913,375	1,957,324

	Federal Home Loan Mtg Corp., CMO Series K038 Class A1, 2.604%, 10/25/2023	5,857,314	5,986,647

	Federal Home Loan Mtg Corp., CMO Series K039 Class A1, 2.683%, 12/25/2023	2,612,943	2,679,650

	Federal Home Loan Mtg Corp., CMO Series K709 Class A2, 2.086%, 3/25/2019	3,000,000	3,033,045

	Federal Home Loan Mtg Corp., CMO Series K716 Class A1, 2.413%, 1/25/2021	1,970,130	2,012,795

	Federal Home Loan Mtg Corp., Pool AK6768, 3.00%, 3/1/2027	2,984,841	3,108,666

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	December 31, 2014 (Unaudited)

	Shares/ Principal Amount	Value

Federal Home Loan Mtg Corp., Pool B14155, 3.50%, 5/1/2019	226,718	239,666

Federal Home Loan Mtg Corp., Pool D37120, 7.00%, 7/1/2023	6,467	7,210

Federal Home Loan Mtg Corp., Pool D98887, 3.50%, 1/1/2032	1,979,664	2,090,479

Federal Home Loan Mtg Corp., Pool E96575, 4.50%, 6/1/2018	545,453	571,762

Federal Home Loan Mtg Corp., Pool G12079, 4.50%, 4/1/2019	577,115	609,372

Federal Home Loan Mtg Corp., Pool G12140, 4.00%, 2/1/2020	157,777	166,929

Federal Home Loan Mtg Corp., Pool G13804, 5.00%, 3/1/2025	846,875	917,069

Federal Home Loan Mtg Corp., Pool J11371, 4.50%, 12/1/2024	890,393	958,042

Federal Home Loan Mtg Corp., Pool J13583, 3.50%, 11/1/2025	1,406,259	1,492,062

Federal Home Loan Mtg Corp., Pool J14888, 3.50%, 4/1/2026	1,398,889	1,480,965

Federal Home Loan Mtg Corp., REMIC Series 4072 Class VA, 3.50%, 10/15/2023	2,450,542	2,598,584

Federal National Mtg Assoc., CMO Series 1993-32 Class H, 6.00%, 3/25/2023	25,006	27,378

Federal National Mtg Assoc., CMO Series 2003-15 Class CY, 5.00%, 3/25/2018	192,751	201,831

Federal National Mtg Assoc., CMO Series 2003-4 Class PE, 5.00%, 2/25/2018	493,674	517,817

Federal National Mtg Assoc., CMO Series 2003-49 Class YD, 5.50%, 6/25/2023	197,939	201,703

Federal National Mtg Assoc., CMO Series 2003-9 Class DB, 5.00%, 2/25/2018	223,041	233,754

Federal National Mtg Assoc., CMO Series 2004-33 Class MW, 4.50%, 1/25/2030	291,018	294,222

Federal National Mtg Assoc., CMO Series 2005-26 Class G, 5.00%, 6/25/2032	38,852	38,934

Federal National Mtg Assoc., CMO Series 2005-99 Class VA, 5.50%, 11/25/2016	407,668	409,590

Federal National Mtg Assoc., CMO Series 2009-17 Class AH, 1.439%, 3/25/2039	513,392	455,796

Federal National Mtg Assoc., CMO Series 2009-49 Class KA, 5.00%, 2/25/2024	141,822	146,922

Federal National Mtg Assoc., CMO Series 2009-52 Class AJ, 4.00%, 7/25/2024	455,314	477,667

Federal National Mtg Assoc., CMO Series 2009-70 Class NK, 4.50%, 8/25/2019	260,421	272,619

Federal National Mtg Assoc., CMO Series 2009-78 Class A, 4.50%, 8/25/2019	366,275	384,511

Federal National Mtg Assoc., CMO Series 2010-46 Class VM, 5.00%, 5/25/2021	572,729	575,582

Federal National Mtg Assoc., CMO Series 2010-6 Class VA, 5.00%, 2/25/2021	2,121,324	2,167,288

Federal National Mtg Assoc., CMO Series 2010-69 Class EJ, 2.50%, 7/25/2024	128,446	129,507

Federal National Mtg Assoc., CMO Series 2011-103 Class VA, 4.00%, 12/25/2022	2,255,806	2,367,285

Federal National Mtg Assoc., CMO Series 2011-110 Class JV, 4.00%, 1/25/2023	2,519,465	2,645,528

Federal National Mtg Assoc., CMO Series 2011-118 Class V, 4.00%, 10/25/2029	2,779,749	2,876,399

Federal National Mtg Assoc., CMO Series 2011-124 Class QA, 2.00%, 12/25/2041	3,440,299	3,296,671

Federal National Mtg Assoc., CMO Series 2011-45 Class VA, 4.00%, 3/25/2024	3,057,339	3,303,640

Federal National Mtg Assoc., CMO Series 2011-63 Class MV, 3.50%, 7/25/2024	3,090,757	3,283,664

Federal National Mtg Assoc., CMO Series 2011-70 Class CA, 3.00%, 8/25/2026	5,598,444	5,619,811

Federal National Mtg Assoc., CMO Series 2011-72 Class KV, 3.50%, 11/25/2022	1,759,017	1,858,413

Federal National Mtg Assoc., CMO Series 2012-36 Class CV, 4.00%, 6/25/2023	3,168,226	3,377,442

Federal National Mtg Assoc., Pool 044003, 8.00%, 6/1/2017	1,841	1,950

Federal National Mtg Assoc., Pool 076388, 9.25%, 9/1/2018	8,736	9,320

Federal National Mtg Assoc., Pool 252648, 6.50%, 5/1/2022	34,559	38,583

Federal National Mtg Assoc., Pool 342947, 7.25%, 4/1/2024	76,297	86,749

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	December 31, 2014 (Unaudited)

	Shares/ Principal Amount	Value

Federal National Mtg Assoc., Pool 443909, 6.50%, 9/1/2018	17,142	18,463

Federal National Mtg Assoc., Pool 555207, 7.00%, 11/1/2017	3,765	4,119

Federal National Mtg Assoc., Pool 726308, 4.00%, 7/1/2018	311,618	330,437

Federal National Mtg Assoc., Pool 889906, 4.00%, 7/1/2023	330,157	353,397

Federal National Mtg Assoc., Pool 895572, 2.445%, 6/1/2036	415,178	444,290

Federal National Mtg Assoc., Pool 930986, 4.50%, 4/1/2019	573,299	602,883

Federal National Mtg Assoc., Pool AA2870, 4.00%, 3/1/2024	851,754	911,710

Federal National Mtg Assoc., Pool AB7997, 2.50%, 2/1/2023	1,669,369	1,718,667

Federal National Mtg Assoc., Pool AD8191, 4.00%, 9/1/2025	1,298,973	1,392,844

Federal National Mtg Assoc., Pool AJ1752, 3.50%, 9/1/2026	3,053,481	3,242,654

Federal National Mtg Assoc., Pool AK6518, 3.00%, 3/1/2027	2,964,175	3,100,573

Federal National Mtg Assoc., Pool MA0045, 4.00%, 4/1/2019	404,764	429,208

Federal National Mtg Assoc., Pool MA0071, 4.50%, 5/1/2019	287,008	301,818

Federal National Mtg Assoc., Pool MA0125, 4.50%, 7/1/2019	239,361	251,712

Federal National Mtg Assoc., Pool MA0380, 4.00%, 4/1/2020	593,015	628,827

Federal National Mtg Assoc., Pool MA1582, 3.50%, 9/1/2043	5,621,384	5,862,269

Federal National Mtg Assoc., Pool MA1585, 2.00%, 9/1/2023	3,316,411	3,362,401

Federal National Mtg Assoc., Pool MA1625, 3.00%, 10/1/2023	3,983,477	4,159,933

Government National Mtg Assoc., CMO Series 2004-45 Class C, 4.904%, 10/16/2033	203,599	205,381

Government National Mtg Assoc., CMO Series 2005-67 Class C, 4.907%, 3/16/2035	190,312	193,731

Government National Mtg Assoc., CMO Series 2009-92 Class VA, 5.00%, 10/20/2020	937,905	976,903

Government National Mtg Assoc., CMO Series 2010-160 Class VY, 4.50%, 1/20/2022	693,345	755,584

Government National Mtg Assoc., Pool 000623, 8.00%, 9/20/2016	2,199	2,286

Government National Mtg Assoc., Pool 003550, 5.00%, 5/20/2019	268,253	285,243

Government National Mtg Assoc., Pool 714631, 5.691%, 10/20/2059	1,216,455	1,285,274

Government National Mtg Assoc., Pool 721652, 5.044%, 5/20/2061	4,022,431	4,362,173

Government National Mtg Assoc., Pool 751388, 5.307%, 1/20/2061	2,967,035	3,246,906

Government National Mtg Assoc., Pool 751392, 5.00%, 2/20/2061	4,789,741	5,358,561

Government National Mtg Assoc., Pool 757313, 4.307%, 12/20/2060	6,031,940	6,339,581

Government National Mtg Assoc., Pool 894205, 3.00%, 8/20/2039	817,784	849,352

Government National Mtg Assoc., Pool MA0100, 2.50%, 5/20/2042	2,716,751	2,807,574

TOTAL MORTGAGE BACKED (Cost $152,149,463)		152,957,442

SHORT TERM INVESTMENTS — 4.91%

Bank of New York Tri-Party Repurchase Agreement 0.17% dated 12/31/2014 due 1/2/2015, repurchase price $13,000,123 collateralized by 31 U.S. Government debt securities, having an average coupon of 2.65%, a minimum credit rating of BBB-, maturity dates from 1/15/2015 to 9/20/2044, and having an aggregate market value of $13,231,797 at 12/31/2014	13,000,000	13,000,000

TOTAL SHORT TERM INVESTMENTS (Cost $13,000,000)		13,000,000

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	December 31, 2014 (Unaudited)

	Shares/ Principal Amount	Value

TOTAL INVESTMENTS — 93.75% (Cost $245,075,375)		$248,285,805

OTHER ASSETS LESS LIABILITIES — 6.25%		16,559,384

NET ASSETS — 100.00%		$264,845,189

Footnote Legend

a	Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

b	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees.

c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2014, the aggregate value of these securities in the Fund’s portfolio was $2,297,105, representing 0.87% of the Fund’s net assets.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

CMO	Collateralized Mortgage Obligation
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS:

At December 31, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$245,075,375

Gross unrealized appreciation on a tax basis	$4,755,204

Gross unrealized depreciation on a tax basis	(1,544,774)

Net unrealized appreciation (depreciation) on investments (tax basis)	$3,210,430

Valuation Policy and Procedures: The Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods, which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	December 31, 2014 (Unaudited)

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Funds may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments).

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2014
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities

U.S. Treasury Securities	$29,929,946	$29,929,946	$-	$-
U.S. Government Agencies	52,398,417	-	50,101,312	2,297,105
Mortgage Backed	152,957,442	-	152,957,442	-
Short Term Investments	13,000,000	-	13,000,000	-

Total Investments in Securities	$248,285,805	$29,929,946	$216,058,754	$2,297,105

In accordance with the guidance prescribed in Accounting Standards Update no. 2011-04, (ASU No. 2011-04), a portfolio security characterized as a Level 3 investment representing $2,297,105 market value in U.S. Government Agencies was fair valued by the Committee based upon current market prices/yield of comparable securities using a yield of 3.044%.

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended December 31, 2014.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2014 is as follows:

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	December 31, 2014 (Unaudited)

	U.S. Government Agencies	Total(b)

Beginning Balance 9/30/2014	$2,356,134	$2,356,134
Accrued Discounts (Premiums)	723	723
Net Realized Gain (Loss)	576	576
Gross Purchases	–	–
Gross Sales	(48,621)	(48,621)
Net Change in Unrealized Appreciation (Depreciation)	(11,707)	(11,707)
Transfers into Level 3(a)	–	–
Transfers out of Level 3(a)	–	–

Ending Balance 12/31/2014	$2,297,105	$2,297,105

(a) Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended December 31, 2014. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b) Level 3 investments represent 0.87% of total Net Assets at the period ended December 31, 2014. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

7

SCHEDULE OF INVESTMENTS

Thornburg Low Duration Income Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	U.S. TREASURY SECURITIES — 21.84%

	United States Treasury Notes, 0.25% due 7/15/2015	NR/Aaa	$635,000	$635,422

	United States Treasury Notes, 0.25% due 10/31/2015	NR/NR	100,000	100,007

	United States Treasury Notes, 0.25% due 12/31/2015	NR/NR	100,000	99,976

	United States Treasury Notes, 0.375% due 4/30/2016	NR/NR	100,000	99,953

	United States Treasury Notes, 0.375% due 5/31/2016	NR/NR	565,000	564,517

	United States Treasury Notes, 0.50% due 6/15/2016	NR/Aaa	100,000	100,054

	United States Treasury Notes, 0.625% due 12/15/2016	NR/NR	100,000	99,933

	United States Treasury Notes, 2.75% due 5/31/2017	NR/Aaa	100,000	104,521

	United States Treasury Notes, 0.875% due 6/15/2017	NR/NR	100,000	99,913

	United States Treasury Notes, 0.50% due 7/31/2017	NR/Aaa	400,000	395,375

	United States Treasury Notes, 0.75% due 12/31/2017	NR/Aaa	300,000	296,725

	United States Treasury Notes, 1.125% due 12/31/2019	NR/NR	100,000	97,523

	TOTAL U.S. TREASURY SECURITIES (Cost $2,692,137)			2,693,919

	U.S. GOVERNMENT AGENCIES — 2.80%

	Export Leasing (2009), LLC, (Guaranty: Export-Import Bank of the United States), 1.859% due 8/28/2021	NR/NR	87,713	87,634

[a]	Micron Semiconductor Ltd., (Guaranty: Export-Import Bank of the United States), 1.258% due 1/15/2019	NR/NR	90,000	89,855

	SLMA Student Loan Trust 2013- 4 Class A, 0.72% due 6/25/2027	NR/Aaa	84,812	84,605

	Small Business Administration Participation Certificates, Series 2005-20K Class 1, 5.36% due 11/1/2025	NR/NR	75,968	83,084

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $343,672)			345,178

	OTHER GOVERNMENT — 2.47%

[a]	Corp Andina de Fomento, 3.75% due 1/15/2016	AA-/Aa3	100,000	102,504

[a]	Export-Import Bank of Korea, 5.875% due 1/14/2015	A+/Aa3	100,000	100,112

[a,b]	Turks and Caicos Islands, 3.20% due 2/22/2016	AAA/NR	100,000	102,558

	TOTAL OTHER GOVERNMENT (Cost $304,698)			305,174

	MORTGAGE BACKED — 0.82%

	Federal Home Loan Mtg Corp., CMO Series K716 Class A1, 2.415% due 1/25/2021	NR/Aaa	98,506	100,640

	TOTAL MORTGAGE BACKED (Cost $100,387)			100,640

	ASSET BACKED SECURITIES — 20.76%
	ADVANCE RECEIVABLES — 2.44%

[b]	HLSS Servicer Advance Receivables Trust, Series 2013-T5 Class AT5, 1.979% due 8/15/2046	AAA/NR	100,000	100,607

[b]	HLSS Servicer Advance Receivables Trust, Series 2013-T7 Class A7, 1.981% due 11/15/2046	AAA/NR	100,000	99,020

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	HLSS Servicer Advance Receivables Trust, Series 2014-T2 Class AT2, 2.217% due 1/15/2047	AAA/NR	100,000	100,802

				300,429

	AUTO RECEIVABLES — 4.49%

[b]	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A Class A, 2.10% due 3/20/2019	NR/Aaa	100,000	100,780

[b]	Exeter Automobile Receivables Trust, Series 2014-1A Class A, 1.29% due 5/15/2018	AA/NR	53,931	53,963

[b]	GM Financial Automobile Leasing Trust, Series 2014-2A Class A4, 1.62% due 2/20/2018	NR/Aaa	100,000	100,147

[b]	OSCAR US Funding Trust, Series 2014-1A Class A3, 1.72% due 4/15/2019	AAA/Aaa	100,000	99,888

	Santander Drive Auto Receivables Trust, Series 2013-2 Class B, 1.33% due 3/15/2018	AA/Aaa	100,000	100,217

	World Omni Auto Receivables Trust, Series 2014-B Class A4, 1.75% due 12/15/2020	AAA/NR	100,000	99,335

				554,330

	COMMERCIAL MTG TRUST — 5.32%

[b]	BAMLL-DB Trust, Series 2012-OSI Class A2FX, 3.352% due 4/13/2029	NR/Aaa	99,953	102,589

[b]	DBUBS Mtg Trust CMO, Series 2011-LC1A Class A1, 3.742% due 11/10/2046	NR/Aaa	89,231	91,361

[b]	FREMF Mtg Trust, Series 2013-KF02 Class B Floating Rate Note, 2.811% due 12/25/2045	NR/Baa3	64,410	66,396

[b]	JPMorgan Chase Commercial Mtg, Series 2013-JWRZ Class B Floating Rate Note, 1.311% due 4/15/2030	AA-/Aa3	100,000	99,885

[b]	JPMorgan Chase Commercial Mtg, Series 2014-BXH Class A Floating Rate Note, 1.061% due 4/15/2027	AAA/NR	100,000	99,841

[b]	Motel 6 Trust, Series 2012-MTL6 Class A2, 1.948% due 10/5/2025	AAA/NR	100,000	99,862

	WFRBS Commercial Mtg Trust, Series 2014-C22 Class A1, 1.479% due 9/15/2057	NR/Aaa	96,390	96,257

				656,191

	CREDIT CARD — 0.81%

	Synchrony Credit Card Master Note Trust, Series 2014-1 Class A, 1.61% due 11/15/2020	AAA/Aaa	100,000	100,064

				100,064

	OTHER ASSET BACKED — 7.00%

[b]	Alterna Funding I, LLC, Series 2014-1A, 1.639% due 2/15/2021	NR/NR	87,857	87,692

[b]	CLI Funding, LLC, Series 2014-1A Class A, 3.29% due 6/18/2029	A/NR	94,848	94,653

[b,c]	Concord Funding Co., LLC, Series 2013-1 Class A, 2.42% due 2/15/2015	A/NR	100,000	100,469

[b]	Navistar Financial Dealer Note Master Owner Trust II, Series 2014-1 Class A Floating Rate Note, 0.906% due 10/25/2019	NR/Aaa	100,000	100,000

[b]	PFS Financing Corp., Series 2013-AA Class A Floating Rate Note, 0.711% due 2/15/2018	AAA/Aaa	100,000	99,664

[b]	PFS Tax Lien Trust, Series 2014-1, 1.44% due 5/15/2029	AAA/NR	77,796	77,837

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	SBA Tower Trust, Series 2012-1 Class C, 2.933% due 12/15/2042	NR/A2	100,000	101,277

[b]	SBA Tower Trust, Series 2014-1A Class C, 2.898% due 10/15/2044	NR/A2	100,000	100,262

[b]	Sierra Receivables Funding Co., LLC, Series 2012-1A Class A, 2.84% due 11/20/2028	A+/NR	36,620	37,201

[b]	Sierra Receivables Funding Co., LLC, Series 2014-1A Class A, 2.07% due 3/20/2030	A/NR	64,505	64,596

				863,651

	STUDENT LOAN — 0.70%

[b]	Pennsylvania Higher Education Assistance Agency, Series 2012-1A Class A1 Floating Rate Note, 0.72% due 5/25/2027	AA+/NR	85,378	85,840

				85,840

	TOTAL ASSET BACKED SECURITIES (Cost $2,559,125)			2,560,505

	CORPORATE BONDS — 30.52%
	AUTOMOBILES & COMPONENTS — 1.64%
	Automobiles — 1.64%

[a,b]	Hyundai Capital Services, Inc., 6.00% due 5/5/2015	BBB+/Baa1	100,000	101,669

[b]	Nissan Motor Acceptance Corp., 1.95% due 9/12/2017	A-/A3	100,000	100,650

				202,319

	BANKS — 3.15%
	Banks — 2.26%

	Bank of America Corp. Floating Rate Note, 1.271% due 1/15/2019	A-/Baa2	100,000	101,421

	Citigroup, Inc., 2.50% due 7/29/2019	A-/Baa2	75,000	75,060

[a,b]	Standard Chartered plc, 3.20% due 5/12/2016	A/A2	100,000	102,739
	Thrifts & Mortgage Finance — 0.89%

[a,b]	Northern Rock Covered Bond LLP, 5.625% due 6/22/2017	AAA/Aaa	100,000	109,571

				388,791

	CAPITAL GOODS — 1.62%
	Construction & Engineering — 0.80%

	URS Corp., 3.85% due 4/1/2017	BB-/NR	100,000	99,025
	Machinery — 0.82%

[a,b]	Volvo Treasury AB, 5.95% due 4/1/2015	BBB/Baa2	100,000	101,165

				200,190

	COMMERCIAL & PROFESSIONAL SERVICES — 0.83%
	Commercial Services & Supplies — 0.83%

	Cintas Corp. No. 2, 2.85% due 6/1/2016	BBB+/A2	100,000	102,527

				102,527

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	CONSUMER SERVICES — 0.84%
	Diversified Consumer Services — 0.84%

	George Washington University, 4.411% due 9/15/2017	A+/A1	100,000	104,106

				104,106

	DIVERSIFIED FINANCIALS — 4.70%
	Capital Markets — 3.48%

[a]	Deutsche Bank AG London, 2.50% due 2/13/2019	A/A3	75,000	75,918

	Goldman Sachs Group, Inc. Floating Rate Note, 1.332% due 11/15/2018	A-/Baa1	100,000	100,980

	Legg Mason, Inc., 2.70% due 7/15/2019	BBB/Baa1	100,000	100,483

[a,b]	Macquarie Bank Ltd., 3.45% due 7/27/2015	A/A2	100,000	101,581

	Morgan Stanley, 1.875% due 1/5/2018	A-/Baa2	50,000	49,817
	Consumer Finance — 0.81%

	Synchrony Financial, 1.875% due 8/15/2017	BBB-/NR	50,000	50,097

	Synchrony Financial, 3.00% due 8/15/2019	BBB-/NR	50,000	50,547
	Diversified Financial Services — 0.41%

	Moody’s Corp., 2.75% due 7/15/2019	BBB+/NR	50,000	50,412

				579,835

	ENERGY — 1.56%
	Oil, Gas & Consumable Fuels — 1.56%

[a,b]	Delek & Avner Tamar Bond Ltd., 2.803% due 12/30/2016	BBB-/Baa3	100,000	100,133

[a]	Petrobras Global Finance B.V. Floating Rate Note, 2.603% due 3/17/2017	BBB-/Baa2	100,000	92,310

				192,443

	FOOD & STAPLES RETAILING — 0.75%
	Food & Staples Retailing — 0.75%

	Smith’s 1994-A3 Pass Through Trust, 9.20% due 7/2/2018	BBB/A3	80,850	91,863

				91,863

	FOOD, BEVERAGE & TOBACCO — 3.26%
	Beverages — 0.83%

[a]	Coca Cola HBC Finance B.V., 5.50% due 9/17/2015	BBB/Baa1	100,000	102,761
	Food Products — 1.62%

	General Mills, Inc., 1.40% due 10/20/2017	BBB+/A3	50,000	49,788

	General Mills, Inc., 2.20% due 10/21/2019	BBB+/A3	50,000	49,580

	Ingredion, Inc., 1.80% due 9/25/2017	BBB/Baa2	100,000	99,712
	Tobacco — 0.81%

	Altria Group, Inc., 2.625% due 1/14/2020	BBB+/Baa1	100,000	100,290

				402,131

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	HEALTH CARE EQUIPMENT & SERVICES — 1.63%
	Health Care Equipment & Supplies — 0.82%

	Becton, Dickinson and Co., 1.80% due 12/15/2017	BBB+/NR	50,000	50,184

	Becton, Dickinson and Co., 2.675% due 12/15/2019	BBB+/NR	50,000	50,658
	Health Care Providers & Services — 0.81%

	Catholic Health Initiatives, 1.60% due 11/1/2017	A/NR	100,000	99,592

				200,434

	INSURANCE — 1.62%
	Insurance — 1.62%

[b]	Principal Life Global Funding II, 1.50% due 9/11/2017	A+/A1	50,000	49,858

[b]	Principal Life Global Funding II, 2.375% due 9/11/2019	A+/A1	50,000	49,953

[b]	Reliance Standard Life Insurance Co., 2.50% due 4/24/2019	A+/A2	100,000	100,461

				200,272

	MATERIALS — 0.83%
	Metals & Mining — 0.83%

[b]	Glencore Funding, LLC Floating Rate Note, 1.591% due 1/15/2019	BBB/Baa2	100,000	101,689

				101,689

	SOFTWARE & SERVICES — 0.80%
	Information Technology Services — 0.80%

	Total System Services, Inc., 2.375% due 6/1/2018	BBB+/Baa3	100,000	99,144

				99,144

	TELECOMMUNICATION SERVICES — 3.39%
	Diversified Telecommunication Services — 2.53%

	AT&T, Inc. Floating Rate Note, 1.146% due 11/27/2018	A-/A3	100,000	101,607

[a]	Telefonica Emisiones SAU, 6.421% due 6/20/2016	BBB/Baa2	100,000	106,975

	Verizon Communications, Inc. Floating Rate Note, 1.991% due 9/14/2018	BBB+/Baa1	100,000	104,026
	Wireless Telecommunication Services — 0.86%

[b]	Crown Castle Towers, LLC, 5.495% due 1/15/2037	NR/A2	100,000	105,844

				418,452

	TRANSPORTATION — 1.46%
	Air Freight & Logistics — 0.64%

[b]	FedEx Corp. 2012 Pass Through Trust, 2.625% due 1/15/2018	BBB/A3	78,050	78,731
	Road & Rail — 0.82%

[a,b]	Asciano Finance Ltd., 3.125% due 9/23/2015	BBB/Baa2	100,000	101,168

				179,899

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	UTILITIES — 2.44%
	Electric Utilities — 0.81%

[a,b]	Electricite de France S.A., 2.15% due 1/22/2019	A+/Aa3	100,000	100,246
	Gas Utilities — 0.81%

	The Laclede Group, Inc. Floating Rate Note, 0.982% due 8/15/2017	BBB+/Baa2	100,000	99,946
	Multi-Utilities — 0.82%

	Dominion Gas Holdings, LLC, 2.50% due 12/15/2019	A-/A2	100,000	100,248

				300,440

	TOTAL CORPORATE BONDS (Cost $3,765,952)			3,764,535

	CONVERTIBLE BONDS — 0.38%
	REAL ESTATE — 0.38%
	Real Estate Investment Trusts — 0.38%

[b]	IAS Operating Partnership LP, 5.00% due 3/15/2018	NR/NR	50,000	47,437

				47,437

	TOTAL CONVERTIBLE BONDS (Cost $46,777)			47,437

	MUNICIPAL BONDS — 3.67%

	JobsOhio Beverage System, 2.217% due 1/1/2019 (State Liquor Enterprise)	AA/Aa3	100,000	100,408

	Louisiana Local Government Environmental Facilities and Community Development Authority, 1.66% due 2/1/2022 (Louisiana Utilities Restoration)	AAA/Aaa	100,000	100,909

	Massachusetts Housing Finance Agency, 1.45% due 12/1/2015 (Multi-Family Residential Development)	A+/Aa3	100,000	100,265

	Sandoval County New Mexico, 1.452% due 6/1/2017	A+/NR	100,000	100,411

	State of New York Mortgage Agency, 0.52% due 4/1/2015	NR/Aa1	50,000	50,011

	TOTAL MUNICIPAL BONDS (Cost $446,380)			452,004

	TOTAL INVESTMENTS — 83.26% (Cost $10,259,128)			$10,269,392
	OTHER ASSETS LESS LIABILITIES — 16.74%			2,065,100

	NET ASSETS — 100.00%			$12,334,492

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2014, the aggregate value of these securities in the Fund’s portfolio was $3,720,085, representing 30.16% of the Fund’s net assets.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2014 (Unaudited)

c	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

CMO	Collateralized Mortgage Obligation

Mtg	Mortgage

SBA	Small Business Administration

NOTES TO SCHEDULE OF INVESTMENTS:

At December 31, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$10,259,128

Gross unrealized appreciation on a tax basis	$32,503
Gross unrealized depreciation on a tax basis	(22,239)

Net unrealized appreciation (depreciation) on investments (tax basis)	$10,264

Valuation Policy and Procedures: The Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2014 (Unaudited)

according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments).

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2014
	Total	Level 1	Level 2	Level 3(a)

Assets
Investments in Securities
U.S. Treasury Securities	$2,693,919	$2,693,919	$-	$-
U.S. Government Agencies	345,178	-	345,178	-
Other Government	305,174	-	305,174	-
Mortgage Backed	100,640	-	100,640	-
Asset Backed Securities	2,560,505	-	2,460,036	100,469
Corporate Bonds	3,764,535	-	3,764,535	-
Convertible Bonds	47,437	-	47,437	-
Municipal Bonds	452,004	-	452,004	-

Total Investments in Securities	$10,269,392	$2,693,919	$7,475,004	$100,469

(a) In accordance with the guidance prescribed in Accounting Standard Update No. 2011-04 (ASU 2011-04), a portfolio security characterized by Level 3 investment representing $100,469 market value in Asset Backed Securities at December 30, 2015, was fair valued by the Committee using an income approach based upon the present value of anticipated future cash flows and a discounted 2.40% internal rate of return provided by a third-party expert vendor.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and the underlying events which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended December 31, 2014.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2014 is as follows:

	Asset Backed Securities	Total(b)

Beginning Balance 9/30/2014	$ 100,000	$ 100,000
Accrued Discounts (Premiums)	487	487
Net Realized Gain (Loss)	–	–
Gross Purchases	–	–
Gross Sales	–	–
Net Change in Unrealized Appreciation (Depreciation)	(18)	(18)
Transfers into Level 3(a)	–	–
Transfers out of Level 3(a)	–	–

Ending Balance 12/31/2014	$ 100,469	$ 100,469

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2014 (Unaudited)

(a) Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended December 31, 2014. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b) Level 3 investments represent 0.81% of total Net Assets at the period ended December 31, 2014. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

9

SCHEDULE OF INVESTMENTS

Thornburg Limited Term Income Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	U.S. TREASURY SECURITIES — 2.10%

	United States Treasury Notes, 2.50% due 3/31/2015	NR/Aaa	$6,500,000	$6,537,800

	United States Treasury Notes, 5.125% due 5/15/2016	NR/Aaa	1,000,000	1,063,770

	United States Treasury Notes, 4.875% due 8/15/2016	NR/Aaa	2,000,000	2,139,512

	United States Treasury Notes, 3.00% due 2/28/2017	NR/Aaa	2,000,000	2,095,527

	United States Treasury Notes, 0.875% due 6/15/2017	NR/NR	14,900,000	14,887,050

	United States Treasury Notes, 1.625% due 3/31/2019	NR/NR	15,000,000	15,062,256

	United States Treasury Notes, 1.50% due 5/31/2019	NR/NR	10,000,000	9,975,879

	United States Treasury Notes, 1.125% due 12/31/2019	NR/NR	14,900,000	14,530,987

	United States Treasury Notes, 1.375% due 5/31/2020	NR/Aaa	5,000,000	4,904,785

	TOTAL U.S. TREASURY SECURITIES (Cost $70,532,768)			71,197,566

	U.S. GOVERNMENT AGENCIES — 8.83%

[a]	Agribank FCB, 9.125% due 7/15/2019	A-/NR	14,185,000	18,109,990

	Alex Alpha LLC, (Guaranty: Export-Import Bank of the United States), 1.617% due 8/15/2024	NR/NR	4,239,130	4,068,734

	Altitude Investments 12 LLC, (Guaranty: Export-Import Bank of the United States), 2.454% due 12/9/2025	NR/NR	6,510,045	6,451,051

[a]	CoBank ACB Floating Rate Note (Farm Credit Banks), 0.841% due 6/15/2022	A-/NR	26,200,000	24,822,561

[b]	Durrah MSN 35603, (Guaranty: Export-Import Bank of the United States), 1.684% due 1/22/2025	NR/NR	12,976,736	12,429,961

	DY8 Leasing LLC, (Guaranty: Export-Import Bank of the United States), 2.627% due 4/29/2026	NR/NR	4,911,458	4,914,626

	Export Leasing (2009) LLC, (Guaranty: Export-Import Bank of the United States), 1.859% due 8/28/2021	NR/NR	6,052,221	6,046,768

	Federal Home Loan Bank Step Up Coupon, 1.75% due 10/25/2022	AA+/Aaa	16,000,000	15,747,482

[b,c]	Gate Capital Cayman One Ltd., (Guaranty: Export-Import Bank of the United States), 1.839% due 3/27/2021	NR/NR	10,118,496	10,138,733

[b]	Government of Tunisia, (Guaranty: U.S. Agency for International Development), 1.686% due 7/16/2019	NR/NR	10,000,000	9,957,610

	Helios Leasing I LLC, (Guaranty: Export-Import Bank of the United States), 1.562% due 9/28/2024	NR/NR	4,963,404	4,729,742

[b]	Micron Semiconductor Ltd., (Guaranty: Export-Import Bank of the United States), 1.258% due 1/15/2019	NR/NR	3,870,000	3,863,742

[b]	MSN 41079 and 41084 Ltd., (Guaranty: Export-Import Bank of the United States), 1.717% due 7/13/2024	NR/NR	9,947,663	9,576,824

	Mtg-Linked Amortizing Notes, Series 2012-1 Class A10, 2.06% due 1/15/2022	AA+/NR	1,162,309	1,173,895

[b]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 1.70% due 12/20/2022	NR/NR	4,800,000	4,678,354

	Private Export Funding Corp., (Guaranty: Export-Import Bank of the United States), 5.45% due 9/15/2017	A+/Aaa	3,000,000	3,339,132

	Private Export Funding Corp., (Guaranty: Export-Import Bank of the United States), 3.55% due 1/15/2024	A+/Aaa	10,000,000	10,595,980

	Sandalwood 2013 LLC, (Guaranty: Export-Import Bank of the United States), 2.821% due 2/12/2026	NR/NR	6,599,797	6,665,220

	Santa Rosa Leasing LLC, (Guaranty: Export-Import Bank of the United States), 1.693% due 8/15/2024	NR/NR	4,954,897	4,767,929

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Santa Rosa Leasing LLC, (Guaranty: Export-Import Bank of the United States), 1.472% due 11/3/2024	NR/NR	13,543,941	12,852,509

	Small Business Administration Participation Certificates, Series 2001-20J Class 1, 5.76% due 10/1/2021	NR/NR	530,233	570,980

	Small Business Administration Participation Certificates, Series 2008-20D Class 1, 5.37% due 4/1/2028	NR/NR	1,825,065	2,028,192

	Small Business Administration Participation Certificates, Series 2009-20E Class 1, 4.43% due 5/1/2029	NR/NR	1,452,737	1,580,314

	Small Business Administration Participation Certificates, Series 2009-20K Class 1, 4.09% due 11/1/2029	NR/NR	8,633,827	9,233,390

	Small Business Administration Participation Certificates, Series 2011-20E Class 1, 3.79% due 5/1/2031	NR/NR	11,506,019	12,283,124

	Small Business Administration Participation Certificates, Series 2011-20F Class 1, 3.67% due 6/1/2031	NR/NR	1,892,408	2,003,605

	Small Business Administration Participation Certificates, Series 2011-20G Class 1, 3.74% due 7/1/2031	NR/NR	12,781,665	13,618,296

	Small Business Administration Participation Certificates, Series 2011-20I Class 1, 2.85% due 9/1/2031	NR/NR	17,020,853	17,331,984

	Small Business Administration Participation Certificates, Series 2011-20K Class 1, 2.87% due 11/1/2031	NR/NR	12,489,521	12,765,246

	Small Business Administration Participation Certificates, Series 2012-20D Class 1, 2.67% due 4/1/2032	NR/NR	12,578,601	12,690,901

	Small Business Administration Participation Certificates, Series 2012-20J Class 1, 2.18% due 10/1/2032	NR/NR	9,729,583	9,550,693

	Small Business Administration Participation Certificates, Series 2012-20K Class 1, 2.09% due 11/1/2032	NR/NR	5,835,159	5,719,335

	Small Business Administration, Series 2005-P10A Class 1, 4.638% due 2/10/2015	NR/NR	539,607	542,203

	Southaven Combined Cycle Generation LLC (Tennessee Valley Authority), 3.846% due 8/15/2033	AA-/Aaa	6,004,359	6,359,817

[a,c]	U.S. Department of Transportation, 5.594% due 12/7/2021	NR/NR	1,927,841	2,105,680

[a,c]	U.S. Department of Transportation, 6.001% due 12/7/2021	NR/NR	3,000,000	3,391,061

	Union 13 Leasing LLC, (Guaranty: Export-Import Bank of the United States), 1.682% due 12/19/2024	NR/NR	12,688,241	12,376,461

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $300,077,259)			299,082,125

	OTHER GOVERNMENT — 3.19%

[a,b]	Brazilian Development Bank (BNDES), 3.375% due 9/26/2016	BBB-/Baa2	6,000,000	6,020,400

[a,b]	Carpintero Finance Ltd., (Guaranty: Export Credits Guarantee Department of the United Kingdom), 2.004% due 9/18/2024	NR/NR	9,503,580	9,254,805

[a,b,c]	Carpintero Finance Ltd., (Guaranty: Export Credits Guarantee Department of the United Kingdom), 2.581% due 11/11/2024	NR/NR	13,296,470	13,203,395

[b]	Corp Andina de Fomento, 3.75% due 1/15/2016	AA-/Aa3	10,900,000	11,172,925

[a,b]	Eurasian Development Bank, 5.00% due 9/26/2020	BBB/A3	8,000,000	6,849,760

[b]	Export-Import Bank of Korea, 5.875% due 1/14/2015	A+/Aa3	2,900,000	2,903,264

[a,b]	Government of Bermuda, 5.603% due 7/20/2020	AA-/A1	3,000,000	3,285,000

[a,b]	Government of Bermuda, 4.138% due 1/3/2023	AA-/A1	4,000,000	3,980,000

[a,b]	Korea National Oil Corp., 2.75% due 1/23/2019	A+/Aa3	5,000,000	5,051,215

[b]	North American Development Bank, 4.375% due 2/11/2020	NR/Aa1	15,500,000	16,987,117

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a,b]	Seven and Seven Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of Korea), 1.395% due 9/11/2019	NR/NR	22,300,000	22,279,506

[a,b]	State of Qatar, 3.125% due 1/20/2017	AA/Aa2	4,000,000	4,156,000

[a,b]	Turks and Caicos Islands, 3.20% due 2/22/2016	AAA/NR	2,930,000	3,004,949

	TOTAL OTHER GOVERNMENT (Cost $108,853,627)			108,148,336

	MORTGAGE BACKED — 6.07%

	Federal Home Loan Mtg Corp., CMO Interest Only Series K008 Class X1, 1.654% due 6/25/2020	NR/NR	37,881,542	2,578,975

	Federal Home Loan Mtg Corp., CMO Interest Only Series K710 Class X1, 1.778% due 5/25/2019	NR/NR	49,098,934	3,213,898

	Federal Home Loan Mtg Corp., CMO Series 2528 Class HN, 5.00% due 11/15/2017	NR/NR	188,890	197,624

	Federal Home Loan Mtg Corp., CMO Series 2627 Class GY, 4.50% due 6/15/2018	NR/NR	1,094,260	1,146,302

	Federal Home Loan Mtg Corp., CMO Series 2628 Class AB, 4.50% due 6/15/2018	NR/NR	263,671	272,952

	Federal Home Loan Mtg Corp., CMO Series 2682 Class JG, 4.50% due 10/15/2023	NR/NR	1,156,536	1,228,953

	Federal Home Loan Mtg Corp., CMO Series 2808 Class VA, 5.50% due 5/15/2015	NR/NR	183,806	183,750

	Federal Home Loan Mtg Corp., CMO Series 2814 Class GB, 5.00% due 6/15/2019	NR/NR	79,865	81,577

	Federal Home Loan Mtg Corp., CMO Series 2827 Class BU, 3.50% due 7/15/2019	NR/NR	1,168,156	1,214,787

	Federal Home Loan Mtg Corp., CMO Series 3195 Class PD, 6.50% due 7/15/2036	NR/NR	1,802,436	1,996,750

	Federal Home Loan Mtg Corp., CMO Series 3291 Class BY, 4.50% due 3/15/2022	NR/NR	2,185,630	2,325,562

	Federal Home Loan Mtg Corp., CMO Series 3504 Class PC, 4.00% due 1/15/2039	NR/NR	238,151	248,943

	Federal Home Loan Mtg Corp., CMO Series 3589 Class CA, 4.00% due 10/15/2021	NR/NR	477,558	494,815

	Federal Home Loan Mtg Corp., CMO Series 3919 Class VB, 4.00% due 8/15/2024	NR/NR	4,763,734	5,185,438

	Federal Home Loan Mtg Corp., CMO Series 3922 Class PQ, 2.00% due 4/15/2041	NR/NR	2,845,197	2,871,047

	Federal Home Loan Mtg Corp., CMO Series 4050 Class MV, 3.50% due 8/15/2023	NR/NR	3,215,037	3,409,243

	Federal Home Loan Mtg Corp., CMO Series 4079 Class WV, 3.50% due 3/15/2027	NR/NR	3,294,979	3,453,814

	Federal Home Loan Mtg Corp., CMO Series 4097 Class TE, 1.75% due 5/15/2039	NR/NR	9,629,001	9,414,830

	Federal Home Loan Mtg Corp., CMO Series 4120 Class TC, 1.50% due 10/15/2027	NR/NR	4,923,344	4,821,095

	Federal Home Loan Mtg Corp., CMO Series K038 Class A1, 2.604% due 10/25/2023	NR/NR	13,667,066	13,968,842

	Federal Home Loan Mtg Corp., CMO Series K039 Class A1, 2.683% due 12/25/2023	NR/NR	6,902,115	7,078,321

	Federal Home Loan Mtg Corp., CMO Series K716 Class A1, 2.413% due 1/25/2021	NR/Aaa	6,058,149	6,189,344

	Federal Home Loan Mtg Corp., Pool D98887, 3.50% due 1/1/2032	NR/NR	6,626,917	6,997,869

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Federal Home Loan Mtg Corp., Pool J17504, 3.00% due 12/1/2026	NR/NR	3,160,507	3,304,706

Federal Home Loan Mtg Corp., REMIC Series 3838 Class GV, 4.00% due 3/15/2024	NR/NR	9,336,904	10,030,498

Federal Home Loan Mtg Corp., REMIC Series 4072 Class VA, 3.50% due 10/15/2023	NR/NR	2,465,918	2,614,889

Federal National Mtg Assoc., CMO Series 2003-4 Class PE, 5.00% due 2/25/2018	NR/NR	497,488	521,817

Federal National Mtg Assoc., CMO Series 2003-74 Class KN, 4.50% due 8/25/2018	NR/NR	211,719	222,128

Federal National Mtg Assoc., CMO Series 2004-33 Class MW, 4.50% due 1/25/2030	NR/NR	301,365	304,683

Federal National Mtg Assoc., CMO Series 2005-48 Class AR, 5.50% due 2/25/2035	NR/NR	542,746	585,152

Federal National Mtg Assoc., CMO Series 2007-42 Class PA, 5.50% due 4/25/2037	NR/NR	740,880	794,594

Federal National Mtg Assoc., CMO Series 2009-17 Class AH, 1.439% due 3/25/2039	NR/NR	855,654	759,660

Federal National Mtg Assoc., CMO Series 2009-49 Class KA, 5.00% due 2/25/2024	NR/NR	330,919	342,819

Federal National Mtg Assoc., CMO Series 2009-5 Class A, 4.50% due 12/25/2023	NR/NR	1,128,702	1,185,746

Federal National Mtg Assoc., CMO Series 2009-52 Class AJ, 4.00% due 7/25/2024	NR/NR	758,856	796,112

Federal National Mtg Assoc., CMO Series 2009-65 Class GA, 4.50% due 11/25/2023	NR/NR	135,199	137,785

Federal National Mtg Assoc., CMO Series 2009-70 Class NK, 4.50% due 8/25/2019	NR/NR	651,053	681,547

Federal National Mtg Assoc., CMO Series 2011-103 Class VA, 4.00% due 12/25/2022	NR/NR	2,234,751	2,345,191

Federal National Mtg Assoc., CMO Series 2011-15 Class VA, 4.00% due 4/25/2022	NR/NR	1,404,935	1,506,441

Federal National Mtg Assoc., CMO Series 2011-89 Class VA, 4.00% due 9/25/2023	NR/NR	4,058,401	4,089,404

Federal National Mtg Assoc., CMO Series 2012-129 Class LA, 3.50% due 12/25/2042	NR/NR	13,453,936	13,969,626

Federal National Mtg Assoc., CMO Series 2012-36 Class CV, 4.00% due 6/25/2023	NR/NR	2,890,214	3,081,071

Federal National Mtg Assoc., Pool 357384, 4.50% due 5/1/2018	NR/NR	164,033	172,498

Federal National Mtg Assoc., Pool 897936, 5.50% due 8/1/2021	NR/NR	871,133	946,923

Federal National Mtg Assoc., Pool AB7997, 2.50% due 2/1/2023	NR/NR	9,088,396	9,356,788

Federal National Mtg Assoc., Pool AK6518, 3.00% due 3/1/2027	NR/NR	4,134,646	4,324,905

Federal National Mtg Assoc., Pool MA1278, 2.50% due 12/1/2022	NR/NR	11,079,279	11,406,465

Federal National Mtg Assoc., Pool MA1585, 2.00% due 9/1/2023	NR/NR	12,560,908	12,735,092

Federal National Mtg Assoc., Pool MA1691, 3.00% due 12/1/2023	NR/NR	12,027,682	12,560,471

Government National Mtg Assoc., CMO Series 2009-35 Class KV, 4.50% due 6/20/2020	NR/NR	2,185,323	2,218,647

Government National Mtg Assoc., CMO Series 2009-68 Class DP, 4.50% due 11/16/2038	NR/NR	721,900	768,520

Government National Mtg Assoc., Pool 003007, 8.50% due 11/20/2015	NR/NR	2,143	2,174

Government National Mtg Assoc., Pool 714631, 5.691% due 10/20/2059	NR/NR	3,284,428	3,470,241

Government National Mtg Assoc., Pool 721652, 5.044% due 5/20/2061	NR/NR	5,864,521	6,359,850

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Government National Mtg Assoc., Pool 731491, 5.156% due 12/20/2060	NR/NR	3,616,866	3,953,065

	Government National Mtg Assoc., Pool 751388, 5.307% due 1/20/2061	NR/NR	4,662,483	5,102,281

	Government National Mtg Assoc., Pool 783299, 4.50% due 2/15/2022	NR/NR	3,196,094	3,368,839

	Government National Mtg Assoc., Pool 827148, 1.625% due 2/20/2024	NR/NR	23,360	23,867

	Government National Mtg Assoc., Pool MA0100, 2.50% due 5/20/2042	NR/NR	2,744,193	2,835,933

	TOTAL MORTGAGE BACKED (Cost $204,545,558)			205,455,159

	ASSET BACKED SECURITIES — 18.03%
	ADVANCE RECEIVABLES — 1.93%

[a]	HLSS Servicer Advance Receivables Trust, Series 2013-T1 Class A2, 1.495% due 1/16/2046	AAA/NR	5,000,000	4,986,275

[a]	HLSS Servicer Advance Receivables Trust, Series 2013-T1 Class A3, 2.289% due 1/15/2048	AAA/NR	10,000,000	9,759,000

[a]	HLSS Servicer Advance Receivables Trust, Series 2013-T3 Class A3, 1.793% due 5/15/2046	AAA/NR	8,500,000	8,413,576

[a]	HLSS Servicer Advance Receivables Trust, Series 2013-T5 Class AT5, 1.979% due 8/15/2046	AAA/NR	10,500,000	10,563,689

[a]	HLSS Servicer Advance Receivables Trust, Series 2013-T7 Class A7, 1.981% due 11/15/2046	AAA/NR	19,900,000	19,704,980

[a]	HLSS Servicer Advance Receivables Trust, Series 2014-T2 Class AT2, 2.217% due 1/15/2047	AAA/NR	11,900,000	11,995,438

				65,422,958

	AUTO RECEIVABLES — 2.58%

[a]	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A Class A, 2.10% due 3/20/2019	NR/Aaa	10,200,000	10,279,525

[a]	CFC LLC, Series 2013-1A Class A, 1.65% due 7/17/2017	NR/Aa3	356,824	357,310

[a]	Exeter Automobile Receivables Trust, Series 2014-1A Class A, 1.29% due 5/15/2018	AA/NR	3,990,928	3,993,260

	Ford Credit Auto Owner Trust, Series 2013-C Class A4, 1.25% due 10/15/2018	AAA/NR	1,200,000	1,202,286

[a]	Ford Credit Auto Owner Trust, Series 2014-2 Class A, 2.31% due 4/15/2026	NR/Aaa	18,000,000	18,076,540

[a]	GM Financial Automobile Leasing Trust, Series 2014-2A Class A4, 1.62% due 2/20/2018	NR/Aaa	13,400,000	13,419,644

[a]	Hertz Vehicle Financing LLC, Series 2013-1A Class A2, 1.83% due 8/25/2019	NR/Aaa	10,000,000	9,861,443

[a]	Oscar US Funding Trust, Series 2014-1A Class A3, 1.72% due 4/15/2019	AAA/Aaa	9,900,000	9,888,942

	Santander Drive Auto Receivables Trust, Series 2013-2 Class B, 1.33% due 3/15/2018	AA/Aaa	7,835,000	7,852,006

	Santander Drive Auto Receivables Trust, Series 2013-4 Class B, 2.16% due 1/15/2020	AA/Aaa	4,000,000	4,049,064

	World Omni Auto Receivables Trust, Series 2014-B Class A4, 1.68% due 12/15/2020	AAA/NR	8,400,000	8,344,186

				87,324,206

	COMMERCIAL MTG TRUST — 5.21%

[a]	BAMLL-DB Trust, Series 2012-OSI Class A2FX, 3.352% due 4/13/2029	NR/Aaa	14,893,068	15,285,753

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Banc of America Commercial Mtg Inc., Series 2006-6 Class A3, 5.369% due 10/10/2045	AAA/Aaa	3,000,000	3,047,490

[a]	BHMS Mtg Trust, Series 2014-ATLS Class AFL Floating Rate Note, 1.657% due 7/5/2033	NR/NR	10,000,000	9,987,627

[a]	CFCRE Commercial Mtg Trust, Series 2011-C1 Class A4, 4.961% due 4/15/2044	NR/Aaa	11,877,000	13,275,466

	Citigroup Commercial Mtg Trust, Series 2004-HYB2 Class B1, 2.63% due 3/25/2034	CCC/Caa2	294,079	239,115

[a]	COMM Mtg Trust, Series 2012-MVP Class A Floating Rate Note, 2.10% due 11/17/2026	AAA/NR	6,677,516	6,688,801

	Credit Suisse Commercial Mtg Capital Certificates, Series 2007-C2 Class A2, 5.448% due 1/15/2049	AAA/Aaa	8,184	8,175

[a]	DBUBS Mtg Trust CMO, Series 2011-LC1A Class A1, 3.742% due 11/10/2046	NR/Aaa	4,818,449	4,933,484

[a]	DBUBS Mtg Trust CMO, Series 2011-LC2A Class A1FL, 1.512% due 7/12/2044	NR/Aaa	1,002,842	991,201

[a]	Extended Stay America Trust, Series 2013-ESH7 Class B7, 3.604% due 12/5/2031	AA-/NR	11,380,000	11,634,494

[a]	FREMF Mtg Trust, Series 2012-KF01 Class B Floating Rate Note, 2.769% due 10/25/2044	NR/A1	4,000,000	4,097,184

[a]	FREMF Mtg Trust, Series 2013-KF02 Class B Floating Rate Note, 3.169% due 12/25/2045	NR/Baa3	3,703,599	3,817,803

[a]	Hilton USA Trust, Series 2013-HLT Class BFX, 3.367% due 11/5/2030	AA-/Aa3	18,500,000	18,734,913

[a]	JPMorgan Chase Commercial Mtg, Series 2013-JWRZ Class B Floating Rate Note, 1.311% due 4/15/2030	AA-/Aa3	14,900,000	14,882,838

[a]	JPMorgan Chase Commercial Mtg, Series 2014-BXH Class A Floating Rate Note, 1.061% due 4/15/2027	AAA/NR	19,900,000	19,868,433

[a]	Madison Avenue Trust, Series 2013-650M Class A, 3.843% due 10/12/2032	NR/Aaa	6,000,000	6,383,190

[a]	Morgan Stanley Re-REMIC Trust, Series 2009-GG10 Class A4A, 5.796% due 8/12/2045	NR/Aaa	2,451,928	2,628,021

[a]	Motel 6 Trust, Series 2012-MTL6 Class A2, 1.948% due 10/5/2025	AAA/NR	6,900,000	6,890,457

[a]	Motel 6 Trust, Series 2012-MTL6 Class C, 3.139% due 10/5/2025	A-/NR	12,000,000	11,970,670

[a]	Wells Fargo Commercial Mtg Trust, Series 2013-120B Class A, 2.71% due 3/18/2028	AAA/NR	15,000,000	15,022,365

	WFRBS Commercial Mtg Trust, Series 2014-C22 Class A1, 1.479% due 9/15/2057	NR/Aaa	5,918,324	5,910,173

				176,297,653

	CREDIT CARD — 0.73%

	Synchrony Credit Card Master Note Trust, Series 2014-1 Class A, 1.61% due 11/15/2020	AAA/Aaa	14,613,000	14,622,426

[a,b]	Turquoise Card Backed Securities plc, Series 2012-1A Class A Floating Rate Note, 0.961% due 6/17/2019	NR/Aaa	10,000,000	10,078,630

				24,701,056

	OTHER ASSET BACKED — 5.70%

[a]	321 Henderson Receivables LLC, Series 2014-1A Class A, 3.96% due 3/15/2063	NR/Aaa	6,394,972	6,802,219

[a]	Alterna Funding I, LLC, Series 2014-1A, 1.639% due 2/15/2021	NR/NR	6,062,099	6,050,733

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Appalachian Consumer Rate Relief Funding LLC, Series 2013-1 Class A1, 2.008% due 2/1/2024	AAA/Aaa	14,307,044	14,298,388

[a]	Ascentium Equipment Receivables LLC, Series 2012-1A Class A, 1.83% due 9/15/2019	NR/NR	656,109	656,198

[a]	CLI Funding V LLC, Series 2014-2A Class A, 3.38% due 10/18/2029	A/NR	9,833,333	9,837,634

[a,c]	Concord Funding Co., LLC, Series 2013-1 Class A, 2.42% due 2/15/2015	A/NR	9,900,000	9,946,406

[a,c]	Concord Funding Co., LLC, Series 2013-1 Class B, 3.92% due 2/15/2015	BBB/NR	4,000,000	3,987,500

[a,b]	Cronos Containers Program Ltd., Series 2012-2A Class A, 3.81% due 9/18/2027	A+/NR	5,580,000	5,580,528

[a,b]	Cronos Containers Program Ltd., Series 2013-1A Class A, 3.08% due 4/18/2028	A+/NR	8,333,333	8,278,988

[a]	Dominos Pizza Master Issuer, LLC, Series 2012-1A Class A2, 5.216% due 1/25/2042	BBB+/Baa1	12,435,638	13,057,419

[a]	Fairway Outdoor Funding LLC, Series 2012-1A Class A2, 4.212% due 10/15/2042	NR/NR	6,578,313	6,565,897

[a,c]	GTP Cellular Sites LLC, 3.721% due 3/15/2042	NR/NR	9,280,923	9,605,755

[a]	Navistar Financial Dealer Note Master Owner Trust II, Series 2014-1 Class A Floating Rate Note, 0.92% due 10/25/2019	NR/Aaa	17,730,000	17,729,996

	Northwest Airlines, Inc., 7.027% due 5/1/2021	A/Baa1	4,292,933	4,872,480

[a,c]	Northwind Holdings, LLC, Series 2007-1A Class A1 Floating Rate Note, 1.014% due 12/1/2037	A/Baa1	3,485,943	3,233,212

[a]	PFS Financing Corp., Series 2013-AA Class A Floating Rate Note, 0.711% due 2/15/2018	AAA/Aaa	9,345,000	9,313,576

[a]	PFS Financing Corp., Series 2014-BA Class A Floating Rate Note, 0.761% due 10/15/2019	AAA/Aaa	6,000,000	6,000,013

[a]	PFS Tax Lien Trust, Series 2014-1, 1.44% due 5/15/2029	AAA/NR	3,812,003	3,814,004

[a]	SBA Tower Trust, Series 2010-2 Class C, 5.101% due 4/15/2042	NR/A2	4,605,000	4,847,099

[a]	SBA Tower Trust, Series 2012-1 Class C, 2.933% due 12/15/2042	NR/A2	1,548,000	1,567,777

[a]	SBA Tower Trust, Series 2014-1A Class C, 2.898% due 10/15/2044	NR/A2	17,900,000	17,946,934

[a]	Sierra Receivables Funding Co., LLC, Series 2012-1A Class A, 2.84% due 11/20/2028	A+/NR	2,404,703	2,442,853

[a]	Sierra Receivables Funding Co., LLC, Series 2012-2A Class A, 2.05% due 6/20/2031	A/NR	5,162,629	5,137,551

[a]	Sierra Receivables Funding Co., LLC, Series 2014-1A Class A, 2.07% due 3/20/2030	A/NR	10,836,819	10,852,099

[a]	Sonic Capital LLC, Series 2011-1A Class A2, 5.438% due 5/20/2041	BBB/Baa2	4,463,800	4,706,519

[a,b]	Trafigura Securitisation Finance plc, Series 2012-1A Class A Floating Rate Note, 2.561% due 10/15/2015	AAA/Aaa	6,000,000	6,024,780

				193,156,558

	RESIDENTIAL MTG TRUST — 0.99%

	Banc of America Mtg Securities, Inc., Series 2004-4 Class 1A2, 5.50% due 5/25/2034	A+/NR	145,782	146,011

[a]	Citigroup Mtg Loan Trust, Inc., Series 2014-A Class A, 4.00% due 1/25/2035	AA/NR	7,589,599	7,818,440

	Countrywide Home Loan, Series 2004-HYB2 Class 1A, 2.552% due 7/20/2034	A/B1	416,706	420,228

[a,c]	FDIC Trust, Series 2013-R1 Class A, 1.15% due 3/25/2033	NR/NR	4,826,320	4,782,883

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Merrill Lynch Mtg Investors Trust, Series 2003-E Class B3, 2.42% due 10/25/2028	CCC/Caa2	976,005	251,903

	Merrill Lynch Mtg Investors Trust, Series 2004-A4 Class M1, 2.457% due 8/25/2034	CCC/NR	729,009	659,812

	Option One Mtg Loan Trust, Series 2005-5 Class A3 Floating Rate Note, 0.38% due 12/25/2035	AA+/Baa2	942,988	926,845

	Popular ABS Mtg Pass-Through Trust, Series 2005-4 Class AF5, 5.537% due 9/25/2035	BB+/A1	3,687,769	3,774,673

	Residential Asset Mtg Products, Inc., Series 2003-SL1 Class A31, 7.125% due 4/25/2031	AA+/NR	1,741,821	1,820,878

[a]	Shellpoint Asset Funding Trust, Series 2013-1 Class A1, 3.75% due 7/25/2043	AAA/NR	9,705,444	9,825,737

	Structured Asset Securities Corp., Series 2003-9A Class 2A2, 2.355% due 3/25/2033	AA+/Ba1	2,053,368	2,011,255

	Structured Asset Securities Corp., Series 2004-3 Class 3A1, 5.50% due 3/25/2019	A+/Ba2	487,169	492,889

	Washington Mutual Mtg, Series 2003-S13 Class 21A1, 4.50% due 12/25/2018	A+/NR	453,087	452,730

	Wells Fargo Asset Securities Corp., Series 2005-AR1 Class 1B1, 2.616% due 2/25/2035	D/C	565,842	198,651

				33,582,935

	STUDENT LOAN — 0.89%

	Navient Student Loan Trust, Series 2014-1 Class A3 Floating Rate Note, 0.68% due 6/25/2031	NR/Aaa	6,750,000	6,712,572

[a]	Nelnet Student Loan Trust, Series 2013-1A Class A Floating Rate Note, 0.77% due 6/25/2041	NR/Aaa	11,638,848	11,602,994

[a]	Pennsylvania Higher Education Assistance Agency, Series 2012-1A Class A1 Floating Rate Note, 0.72% due 5/25/2027	AA+/NR	4,695,773	4,721,188

	SLM Student Loan Trust, Series 2003-C Class A2 Floating Rate Note, 0.631% due 9/15/2020	A-/Aaa	1,866,707	1,855,559

[a]	SLM Student Loan Trust, Series 2011-B Class A2, 3.74% due 2/15/2029	AAA/Aaa	5,000,000	5,263,277

				30,155,590

	TOTAL ASSET BACKED SECURITIES (Cost $609,866,253)			610,640,956

	CORPORATE BONDS — 46.95%
	AUTOMOBILES & COMPONENTS — 1.27%

	Automobiles — 1.27%

[a]	American Honda Finance Corp., 2.60% due 9/20/2016	A+/A1	5,000,000	5,146,855

[a]	American Honda Finance Corp., 1.00% due 8/11/2015	A+/A1	3,000,000	3,011,175

[a]	Daimler Finance North America LLC, 1.25% due 1/11/2016	A-/A3	7,000,000	7,019,040

[a,b]	Hyundai Capital Services, Inc., 6.00% due 5/5/2015	BBB+/Baa1	7,900,000	8,031,899

[a,b]	Hyundai Capital Services, Inc. Floating Rate Note, 1.043% due 3/18/2017	BBB+/Baa1	5,000,000	4,989,970

[a]	Nissan Motor Acceptance Corp., 1.95% due 9/12/2017	A-/A3	14,900,000	14,996,820

				43,195,759

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	BANKS — 7.65%
	Banks — 7.01%

[a,b]	ANZ National International Ltd., 3.125% due 8/10/2015	AA-/Aa3	4,000,000	4,059,660

[a,b]	Banco Bradesco, 4.50% due 1/12/2017	BBB-/Baa1	2,500,000	2,587,500

[a,b]	Banco BTG Pactual SA/Cayman Islands N.A., 4.00% due 1/16/2020	NR/Baa3	7,000,000	6,230,000

[a,b]	Banco Latinoamericano de Comercio Exterior, S.A., 3.75% due 4/4/2017	BBB/NR	4,000,000	4,120,000

[a,b]	Banco Santander Chile Floating Rate Note, 2.11% due 6/7/2018	A/Aa3	21,000,000	21,262,500

	Bank of America Corp. Floating Rate Note, 1.271% due 1/15/2019	A-/Baa2	4,225,000	4,285,025

	Bank of America Corp. Floating Rate Note, 1.105% due 4/1/2019	A-/Baa2	8,000,000	8,013,240

[a,b]	Bank of China Hong Kong, 3.75% due 11/8/2016	A+/Aa3	4,000,000	4,131,080

[a,b]	Barclays Bank plc, 2.50% due 9/21/2015	AAA/Aaa	14,650,000	14,855,525

[a,b]	Caixa Economica Federal, 4.50% due 10/3/2018	BBB-/Baa2	11,525,000	11,352,125

	Citigroup, Inc., 2.50% due 7/29/2019	A-/Baa2	2,925,000	2,927,349

[a,b]	Danske Bank A/S, 3.75% due 4/1/2015	A/A3	4,000,000	4,025,716

[a,b]	DNB Bank ASA, 3.20% due 4/3/2017	A+/A1	10,000,000	10,364,040

	Fifth Third Bank, 2.875% due 10/1/2021	A-/A3	11,600,000	11,598,828

	First Tennessee Bank, 2.95% due 12/1/2019	NR/NR	7,000,000	6,982,017

[a,b]	HSBC Bank plc, 3.50% due 6/28/2015	AA-/Aa3	2,000,000	2,028,468

	Manufacturers & Traders Trust Co., 2.30% due 1/30/2019	A/A2	10,000,000	10,043,240

[a,b]	Mitsubishi UFJ Trust and Banking Corp., 1.60% due 10/16/2017	A+/A1	5,000,000	4,962,790

[a,b]	Mitsubishi UFJ Trust and Banking Corp., 2.45% due 10/16/2019	A+/A1	7,000,000	6,997,942

[a,b]	Mizuho Bank, Ltd., 2.45% due 4/16/2019	A+/A1	7,000,000	6,954,458

	National City Bank Floating Rate Note, 0.605% due 6/7/2017	A-/A3	4,000,000	3,981,148

[a,b]	Oversea-Chinese Banking Corp. Ltd., 3.15% due 3/11/2023	A+/Aa3	29,650,000	29,897,666

[b]	Royal Bank of Scotland Group plc, 9.50% due 3/16/2022	BB+/NR	12,000,000	13,636,992

[a,b]	Sberbank of Russia, 5.50% due 2/26/2024	NR/NR	10,640,000	7,815,080

[a,c]	Sovereign Bank, 12.18% due 6/30/2020	BBB/A2	5,920,404	7,962,944

[a,b]	Standard Chartered plc, 3.20% due 5/12/2016	A/A2	4,900,000	5,034,201

	U.S. Bank National Association, 2.125% due 10/28/2019	AA-/Aa3	9,600,000	9,568,877

	Wells Fargo Bank N.A., 0.442% due 5/16/2016	A+/A1	4,629,000	4,616,298

[b]	Westpac Banking Corp., 3.00% due 8/4/2015	AA-/Aa2	2,000,000	2,028,874

[a,b]	Westpac Banking Corp. Floating Rate Note, 1.028% due 7/17/2015	NR/Aaa	5,000,000	5,019,945
	Thrifts & Mortgage Finance — 0.64%

[a,b]	Northern Rock Covered Bond LLP, 5.625% due 6/22/2017	AAA/Aaa	19,900,000	21,804,649

				259,148,177

	CAPITAL GOODS — 1.65%
	Aerospace & Defense — 0.36%

	Exelis, Inc., 5.55% due 10/1/2021	BBB-/Ba1	11,338,000	12,236,412
	Construction & Engineering — 0.26%

	URS Corp., 3.85% due 4/1/2017	BB-/NR	8,895,000	8,808,274

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Industrial Conglomerates — 0.26%

[a,b]	Hutchison Whampoa Ltd., 3.50% due 1/13/2017	A-/A3	5,000,000	5,180,300

[a,b]	Smiths Group plc, 7.20% due 5/15/2019	BBB+/Baa2	3,000,000	3,474,390
	Machinery — 0.54%

	Aeroquip Vickers, Inc., 6.875% due 4/9/2018	A-/NR	1,500,000	1,650,985

	Ingersoll Rand Co., 6.391% due 11/15/2027	BBB/Baa2	3,000,000	3,596,715

[a,b]	Volvo Treasury AB, 5.95% due 4/1/2015	BBB/Baa2	13,000,000	13,151,424
	Trading Companies & Distributors — 0.23%

[a]	Aviation Capital Group Corp., 6.75% due 4/6/2021	BBB-/NR	3,000,000	3,397,500

[a]	Aviation Capital Group Corp., 7.125% due 10/15/2020	BBB-/NR	3,912,000	4,502,911

				55,998,911

	CONSUMER DURABLES & APPAREL — 0.28%
	Household Durables — 0.21%

	Leggett & Platt, Inc., 3.80% due 11/15/2024	BBB+/Baa1	7,000,000	7,113,449
	Textiles, Apparel & Luxury Goods — 0.07%

	Nike, Inc., 5.15% due 10/15/2015	AA-/A1	2,315,000	2,397,808

				9,511,257

	CONSUMER SERVICES — 0.62%
	Diversified Consumer Services — 0.47%

	George Washington University, 4.411% due 9/15/2017	A+/A1	1,650,000	1,717,747

	Rensselaer Polytechnic I, 5.60% due 9/1/2020	A-/A3	10,925,000	12,467,588

	University of Chicago, 3.065% due 10/1/2024	AA/Aa2	1,611,000	1,633,171
	Hotels, Restaurants & Leisure — 0.15%

	Marriott International, Inc., 3.125% due 10/15/2021	BBB/Baa2	5,000,000	5,028,525

				20,847,031

	DIVERSIFIED FINANCIALS — 8.27%
	Capital Markets — 4.68%

	Ares Capital Corp., 4.875% due 11/30/2018	BBB/NR	18,000,000	18,925,002

[a]	Ares Finance Co. LLC, 4.00% due 10/8/2024	A-/NR	5,000,000	4,911,005

[a,b]	BTG Investments LP, 4.50% due 4/17/2018	NR/NR	20,000,000	18,500,000

[a,b]	Credit Suisse Group AG - Guernsey, 1.625% due 3/6/2015	NR/Aaa	13,000,000	13,028,067

[b]	Credit Suisse Group AG - New York, 3.00% due 10/29/2021	A/A1	10,000,000	9,953,320

[b]	Deutsche Bank AG London, 2.50% due 2/13/2019	A/A3	8,600,000	8,705,298

	Deutsche Bank Financial LLC, 5.375% due 3/2/2015	BBB-/Ba1	5,000,000	5,035,910

	FS Investment Corp., 4.00% due 7/15/2019	BBB/NR	12,000,000	11,952,636

	Goldman Sachs Group, Inc. Floating Rate Note, 1.332% due 11/15/2018	A-/Baa1	14,900,000	15,046,005

	Goldman Sachs Group, Inc. Floating Rate Note, 1.251% due 10/23/2019	A-/Baa1	14,545,000	14,612,591

[a,b]	IPIC GMTN Ltd., 3.75% due 3/1/2017	AA/Aa2	3,000,000	3,131,250

[a,b]	IPIC GMTN Ltd., 5.50% due 3/1/2022	AA/Aa2	3,500,000	4,003,125

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a,b]	IPIC GMTN Ltd., 3.125% due 11/15/2015	AA/Aa2	1,000,000	1,013,840

[a,b]	IPIC GMTN Ltd., 5.00% due 11/15/2020	AA/Aa2	1,000,000	1,103,800

	Legg Mason, Inc., 2.70% due 7/15/2019	BBB/Baa1	1,660,000	1,668,018

[a,b]	Macquarie Bank Ltd., 3.45% due 7/27/2015	A/A2	1,900,000	1,930,045

[a,b]	Macquarie Bank Ltd., 1.60% due 10/27/2017	A/A2	5,000,000	4,967,140

[a,b]	Macquarie Bank Ltd., 2.60% due 6/24/2019	A/A2	3,000,000	3,025,128

	Merrill Lynch & Co., 0.782% due 5/2/2017	BBB+/Baa3	2,500,000	2,477,045

	Morgan Stanley, 1.875% due 1/5/2018	A-/Baa2	4,950,000	4,931,883

[b]	UBS AG Stamford, 2.375% due 8/14/2019	NR/NR	9,500,000	9,499,439
	Consumer Finance — 1.35%

	American Express Credit Co., 2.80% due 9/19/2016	A-/A2	8,000,000	8,235,288

	Capital One Bank (USA), N.A., 2.30% due 6/5/2019	BBB+/A3	3,000,000	2,976,750

	Capital One Bank (USA), N.A., 2.95% due 7/23/2021	BBB+/A3	10,000,000	9,937,430

[a,b]	Cie Financement Foncier, 2.50% due 9/16/2015	AAA/Aaa	6,000,000	6,060,792

	Synchrony Financial, 1.875% due 8/15/2017	BBB-/NR	950,000	951,846

	Synchrony Financial, 3.00% due 8/15/2019	BBB-/NR	1,950,000	1,971,339

	Synchrony Financial, 3.75% due 8/15/2021	BBB-/NR	2,000,000	2,042,978

	Western Union Co., 3.35% due 5/22/2019	BBB/Baa2	11,350,000	11,625,680

	Western Union Co., 3.65% due 8/22/2018	BBB/Baa2	2,000,000	2,074,946
	Diversified Financial Services — 2.24%

[b]	Barclays Bank plc, 2.50% due 2/20/2019	A/A2	3,000,000	3,039,858

[a]	CME Group Index Services, 4.40% due 3/15/2018	AA-/Aa3	4,530,000	4,901,836

	General Electric Capital Corp. Floating Rate Note, 1.241% due 3/15/2023	AA+/A1	7,725,000	7,833,745

	General Electric Capital Corp. Floating Rate Note, 0.397% due 12/28/2018	AA+/A1	4,850,000	4,754,072

	JPMorgan Chase Bank N.A. Floating Rate Note, 0.571% due 6/13/2016	A/A2	16,875,000	16,803,483

	Moody’s Corp., 4.875% due 2/15/2024	BBB+/NR	17,000,000	18,713,141

	Moody’s Corp., 2.75% due 7/15/2019	BBB+/NR	4,875,000	4,915,136

[a,b]	Mubadala GE Capital Ltd., 3.00% due 11/10/2019	NR/Baa2	4,000,000	3,959,520

	National Rural Utilities CFC, 10.375% due 11/1/2018	A/A1	2,000,000	2,605,460

[a]	USAA Capital Corp., 2.25% due 12/13/2016	AA+/Aa1	8,000,000	8,181,864

				280,005,711

	ENERGY — 4.53%
	Energy Equipment & Services — 0.39%

	Oceaneering International, Inc., 4.65% due 11/15/2024	BBB/Baa2	10,000,000	9,791,530

[a,b]	Schahin II Finance Co. (SPV) Ltd., 5.875% due 9/25/2023	BB/Baa3	4,226,867	3,397,344
	Oil, Gas & Consumable Fuels — 4.14%

[a,b]	BG Energy Capital plc, 2.875% due 10/15/2016	A-/A2	5,000,000	5,125,040

[b]	BP Capital Markets plc, 3.875% due 3/10/2015	A/A2	2,000,000	2,012,134

	Buckeye Partners LP, 4.15% due 7/1/2023	BBB-/Baa3	7,000,000	6,822,046

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a,b]	CNPC General Capital Ltd., 1.45% due 4/16/2016	A+/A1	3,000,000	2,993,310

[a,b]	CNPC General Capital Ltd., 2.75% due 4/19/2017	A+/A1	5,000,000	5,057,950

[a,b]	CNPC General Capital Ltd., 2.75% due 5/14/2019	A+/A1	5,000,000	4,966,105

[a,b]	CNPC General Capital Ltd. Floating Rate Note, 1.133% due 5/14/2017	A+/A1	5,000,000	5,007,945

	Energen Corp., 4.625% due 9/1/2021	BB/Ba2	10,000,000	8,862,100

[a]	Florida Gas Transmission Co. LLC, 4.00% due 7/15/2015	BBB/Baa2	2,000,000	2,027,610

[a,b]	Gazprom, 4.95% due 5/23/2016	BBB-/Baa2	4,000,000	3,837,680

[a,b]	Gazprom Neft OAO, 6.00% due 11/27/2023	BBB-/Baa2	7,000,000	5,565,000

	Gulf South Pipeline Co. LP, 4.00% due 6/15/2022	BBB-/Baa2	4,000,000	3,943,248

[a,b]	Harvest Operations Corp., 2.125% due 5/14/2018	A+/Aa3	7,000,000	6,953,317

[a,b]	Korea National Oil Corp., 4.00% due 10/27/2016	A+/Aa3	2,000,000	2,086,200

[a]	Northern Natural Gas Co., 5.75% due 7/15/2018	A-/A2	50,000	56,356

	NuStar Logistics LP, 4.75% due 2/1/2022	BB+/Ba1	5,000,000	4,600,000

[a,b]	Odebrecht Offshore Drilling Finance Ltd., 6.75% due 10/1/2022	BB/Baa3	18,850,000	17,247,750

[b]	Petrobras Global Finance B.V. Floating Rate Note, 2.603% due 3/17/2017	BBB-/Baa2	5,750,000	5,307,825

[b]	Petroleos Mexicanos Floating Rate Note, 2.251% due 7/18/2018	BBB+/A3	10,000,000	10,110,000

[b]	Sasol Financing International plc, 4.50% due 11/14/2022	BBB/Baa1	4,000,000	3,967,600

[a]	Semco Energy, Inc., 5.15% due 4/21/2020	A-/A2	3,000,000	3,377,763

[a,b]	Sinopec Capital (2013) Ltd., 1.875% due 4/24/2018	AA-/Aa3	20,000,000	19,645,760

[a,b]	Sinopec Group Overseas Development Ltd., 2.75% due 5/17/2017	AA-/Aa3	6,000,000	6,106,620

[a]	Texas Gas Transmission LLC, 4.50% due 2/1/2021	BBB-/Baa2	4,480,000	4,557,508

				153,425,741

	FOOD, BEVERAGE & TOBACCO — 1.89%
	Beverages — 0.51%

	Coca Cola Enterprises, Inc., 5.71% due 3/18/2037	AA/NR	3,380,000	4,031,722

[b]	Coca Cola HBC Finance B.V., 5.50% due 9/17/2015	BBB/Baa1	7,885,000	8,102,673

[a,b]	Coca Cola Icecek Uretim A.S., 4.75% due 10/1/2018	NR/Baa3	5,000,000	5,323,055
	Food Products — 0.64%

	Corn Products International, Inc., 3.20% due 11/1/2015	BBB/Baa2	1,000,000	1,016,728

	General Mills, Inc., 1.40% due 10/20/2017	BBB+/A3	4,600,000	4,580,473

	General Mills, Inc., 2.20% due 10/21/2019	BBB+/A3	3,950,000	3,916,816

	Ingredion, Inc., 1.80% due 9/25/2017	BBB/Baa2	12,150,000	12,115,093
	Tobacco — 0.74%

	Altria Group, Inc., 2.625% due 1/14/2020	BBB+/Baa1	4,900,000	4,914,224

[a,b]	B.A.T International Finance plc, 2.125% due 6/7/2017	A-/A3	8,000,000	8,074,344

	Lorillard Tobacco Co., 6.875% due 5/1/2020	BBB-/Baa2	5,000,000	5,889,385

	Lorillard Tobacco Co., 3.75% due 5/20/2023	BBB-/Baa2	6,230,000	6,170,672

				64,135,185

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	HEALTH CARE EQUIPMENT & SERVICES — 0.73%
	Health Care Equipment & Supplies — 0.18%

	Becton, Dickinson and Co., 2.675% due 12/15/2019	BBB+/NR	2,950,000	2,988,795

	Becton, Dickinson and Co., 1.80% due 12/15/2017	BBB+/NR	2,950,000	2,960,880
	Health Care Providers & Services — 0.55%

	Catholic Health Initiatives, 1.60% due 11/1/2017	A/NR	1,900,000	1,892,254

	Catholic Health Initiatives, 2.95% due 11/1/2022	A/A1	7,000,000	6,858,747

	Wellpoint, Inc., 2.25% due 8/15/2019	A-/Baa2	10,000,000	9,899,750

				24,600,426

	HOUSEHOLD & PERSONAL PRODUCTS — 0.06%
	Household Products — 0.06%

	Energizer Holdings, Inc., 4.70% due 5/24/2022	BBB-/Baa3	2,000,000	2,071,334

				2,071,334

	INSURANCE — 2.90%
	Insurance — 2.90%

	Aflac, Inc., 3.625% due 11/15/2024	A/A3	5,000,000	5,098,055

[a]	Forethought Financial Group, Inc., 8.625% due 4/15/2021	BBB-/Ba1	2,600,000	2,978,079

	Hanover Insurance Group, Inc., 6.375% due 6/15/2021	BBB-/Baa3	2,480,000	2,809,413

	Infinity Property & Casualty Corp., 5.00% due 9/19/2022	BBB/Baa2	3,000,000	3,219,138

[a,b,c]	Lancashire Holdings Ltd., 5.70% due 10/1/2022	BBB/Baa2	10,000,000	10,950,000

[a]	MassMutual Global Funding LLC, 2.00% due 4/5/2017	AA+/Aa2	8,000,000	8,112,712

[a]	MetLife Institutional Funding II, 1.625% due 4/2/2015	AA-/Aa3	5,000,000	5,013,375

[a]	Metropolitan Life Global Funding I, 1.70% due 6/29/2015	AA-/Aa3	4,000,000	4,021,144

[b]	Montpelier Re Holdings Ltd., 4.70% due 10/15/2022	BBB/NR	5,000,000	5,151,075

[a]	Pricoa Global Funding 1, 1.35% due 8/18/2017	AA-/A1	10,000,000	9,958,830

[a]	Principal Life Global Funding II, 1.00% due 12/11/2015	A+/A1	7,000,000	7,017,892

[a]	Principal Life Global Funding II, 1.50% due 9/11/2017	A+/A1	6,950,000	6,930,241

[a]	Principal Life Global Funding II, 2.375% due 9/11/2019	A+/A1	2,450,000	2,447,677

[a]	Prudential Covered Trust Co., 2.997% due 9/30/2015	A/Baa1	2,250,000	2,281,604

[a]	Reliance Standard Life Insurance Co., 2.50% due 4/24/2019	A+/A2	9,900,000	9,945,659

	Unitrin, Inc., 6.00% due 11/30/2015	BBB-/Baa3	5,000,000	5,212,220

[a,b]	White Mountains Re Group Ltd., 6.375% due 3/20/2017	BBB/Baa3	6,335,000	6,957,503

				98,104,617

	MATERIALS — 2.89%
	Chemicals — 0.65%

[a]	Incitec Pivot Finance LLC, 6.00% due 12/10/2019	BBB/Baa3	4,538,000	5,046,220

[a,b]	Incitec Pivot Ltd., 4.00% due 12/7/2015	BBB/Baa3	4,325,000	4,424,155

[a,b]	Office Cherifien des Phosphates, 5.625% due 4/25/2024	BBB-/NR	12,010,000	12,610,500

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Construction Materials — 0.02%

	CRH America, Inc., 8.125% due 7/15/2018	BBB+/Baa2	650,000	777,922
	Metals & Mining — 2.22%

[a,b]	Anglo American Capital plc, 2.625% due 9/27/2017	BBB/Baa2	9,700,000	9,789,900

[b]	Anglogold Holdings plc, 5.125% due 8/1/2022	BB+/Baa3	7,000,000	6,387,591

[b]	Anglogold Holdings plc, 5.375% due 4/15/2020	BB+/Baa3	9,100,000	8,716,262

[b]	ArcelorMittal, 4.25% due 8/5/2015	BB+/Ba1	3,000,000	3,045,000

[b]	ArcelorMittal, 5.00% due 2/25/2017	BB+/Ba1	3,000,000	3,120,000

[a]	Glencore Funding, LLC Floating Rate Note, 1.591% due 1/15/2019	BBB/Baa2	17,600,000	17,897,246

[b]	Kinross Gold Corp., 3.625% due 9/1/2016	BBB-/Baa3	7,000,000	7,043,575

[a,b]	Newcrest Finance Property Ltd., 4.20% due 10/1/2022	BBB-/Baa3	10,459,000	9,436,685

[a,b]	Samarco Mineracao S.A., 4.125% due 11/1/2022	BBB-/NR	5,000,000	4,400,000

[a,b]	Xstrata Finance Canada Ltd., 4.95% due 11/15/2021	BBB/Baa2	5,000,000	5,274,895

				97,969,951

	MEDIA — 0.48%
	Media — 0.48%

	DirecTV Holdings LLC/Financing Co., Inc., 4.45% due 4/1/2024	BBB/Baa2	10,000,000	10,463,040

	The Washington Post Co., 7.25% due 2/1/2019	BBB/Baa3	5,000,000	5,633,660

	Time Warner Cable, Inc., 8.05% due 1/15/2016	BBB/Baa2	200,000	213,792

				16,310,492

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.09%
	Biotechnology — 0.09%

	Genzyme Corp., 3.625% due 6/15/2015	AA/A1	3,000,000	3,041,433

				3,041,433

	REAL ESTATE — 1.48%
	Real Estate Investment Trusts — 1.09%

	Alexandria Real Estate Equities, Inc., 3.90% due 6/15/2023	BBB-/Baa2	11,700,000	11,737,802

	Commonwealth REIT (HRPT Properties), 6.25% due 6/15/2017	BBB-/Baa3	4,000,000	4,309,984

	Washington REIT, 4.95% due 10/1/2020	BBB/Baa2	19,100,000	20,701,497
	Real Estate Management & Development — 0.39%

[a,b]	Deutsche Annington Finance B.V., 3.20% due 10/2/2017	BBB/NR	10,000,000	10,231,760

	Jones Lang LaSalle, Inc., 4.40% due 11/15/2022	BBB/Baa2	3,000,000	3,113,451

				50,094,494

	RETAILING — 0.92%
	Multiline Retail — 0.72%

	Family Dollar Stores, Inc., 5.00% due 2/1/2021	BBB-/Baa3	23,225,000	24,498,427
	Specialty Retail — 0.20%

	Advance Auto Parts, Inc., 4.50% due 1/15/2022	BBB-/Baa3	6,400,000	6,793,625

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

				31,292,052

	SOFTWARE & SERVICES — 1.68%
	Information Technology Services — 1.06%

	Broadridge Financial Solutions, Inc., 3.95% due 9/1/2020	BBB+/Baa1	8,000,000	8,315,416

[a]	CDK Global, Inc., 3.30% due 10/15/2019	BBB-/Baa3	5,000,000	4,979,595

	SAIC, Inc., 4.45% due 12/1/2020	BBB-/Ba1	2,000,000	1,921,906

	Total System Services, Inc., 2.375% due 6/1/2018	BBB+/Baa3	20,915,000	20,735,905
	Internet Software & Services — 0.53%

	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.75% due 4/15/2023	BBB/Baa3	12,469,000	13,092,450

[a,b]	Tencent Holdings Ltd., 2.00% due 5/2/2017	A-/A3	5,000,000	4,985,700
	Software — 0.09%

	CA Technologies, Inc., 2.875% due 8/15/2018	BBB+/Baa2	2,925,000	2,974,149

				57,005,121

	TECHNOLOGY HARDWARE & EQUIPMENT — 1.60%
	Communications Equipment — 0.44%

[b]	Ericsson LM, 4.125% due 5/15/2022	BBB+/Baa1	14,300,000	14,957,643
	Computers & Peripherals — 0.44%

	Hewlett-Packard Co., 3.30% due 12/9/2016	BBB+/Baa1	2,000,000	2,065,450

	Lexmark International, Inc., 5.125% due 3/15/2020	BBB-/Baa3	12,000,000	12,782,184
	Electronic Equipment, Instruments & Components — 0.72%

	Ingram Micro, Inc., 4.95% due 12/15/2024	BBB-/Baa3	7,000,000	6,997,690

	Trimble Navigation, Ltd., 4.75% due 12/1/2024	BBB-/Baa2	17,000,000	17,418,115

				54,221,082

	TELECOMMUNICATION SERVICES — 2.14%
	Diversified Telecommunication Services — 1.33%

	AT&T, Inc. Floating Rate Note, 1.146% due 11/27/2018	A-/A3	16,250,000	16,511,138

[a]	Hidden Ridge Facility, 5.65% due 1/1/2022	NR/Baa2	3,284,541	3,517,595

	Michigan Bell Telephone Co., 7.85% due 1/15/2022	A-/NR	3,000,000	3,803,877

[a,b]	Qtel International Finance Ltd., 3.375% due 10/14/2016	A-/A2	500,000	513,060

	Qwest Corp., 6.75% due 12/1/2021	BBB-/Baa3	3,000,000	3,468,927

[b]	Telefonica Emisiones SAU, 6.421% due 6/20/2016	BBB/Baa2	9,900,000	10,590,545

[a]	Verizon Communications, Inc., 2.625% due 2/21/2020	BBB+/Baa1	4,997,000	4,939,869

	Verizon Communications, Inc. Floating Rate Note, 1.991% due 9/14/2018	BBB+/Baa1	1,825,000	1,898,469
	Wireless Telecommunication Services — 0.81%

[a]	Crown Castle Towers, LLC, 5.495% due 1/15/2037	NR/A2	8,120,000	8,594,565

[a]	Crown Castle Towers, LLC, 6.113% due 1/15/2040	NR/A2	4,395,000	5,048,282

[a]	Unison Ground Lease Funding LLC, 5.349% due 4/15/2040	NR/NR	2,470,000	2,617,706

[a]	Unison Ground Lease Funding LLC, 6.392% due 4/15/2040	NR/NR	9,640,000	11,047,893

15

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

				72,551,926

	TRANSPORTATION — 1.33%
	Air Freight & Logistics — 0.09%

	FedEx Corp., 8.76% due 5/22/2015	BBB/A3	23,733	24,505

[a]	FedEx Corp. 2012 Pass Through Trust, 2.625% due 1/15/2018	BBB/A3	3,043,932	3,070,503
	Airlines — 0.64%

	American Airlines, 4.95% due 7/15/2024	A-/NR	6,873,977	7,363,747

[a,b]	BAA Funding Ltd., 2.50% due 6/25/2017	A-/NR	5,000,000	5,003,000

[b,c]	Iberbond plc, 4.826% due 12/24/2017	NR/Baa3	579,359	583,415

	US Airways, 6.25% due 10/22/2024	A-/Baa1	5,815,396	6,527,781

[a,b]	Virgin Australia, 5.00% due 4/23/2025	NR/Baa1	2,237,535	2,304,661
	Road & Rail — 0.60%

[a,b]	Asciano Finance Ltd., 3.125% due 9/23/2015	BBB/Baa2	2,900,000	2,933,878

[a,b]	Asciano Finance Ltd., 5.00% due 4/7/2018	BBB/Baa2	2,000,000	2,150,118

[a,b]	LeasePlan Corp. NV, 2.50% due 5/16/2018	BBB+/Baa2	10,000,000	10,004,290

[a]	TTX Co., 3.60% due 1/15/2025	A+/Baa1	5,000,000	5,095,065

				45,060,963

	UTILITIES — 4.49%
	Electric Utilities — 2.59%

[a,b]	Electricite de France S.A., 2.15% due 1/22/2019	A+/Aa3	4,900,000	4,912,064

[a,b]	Enel Finance International S.A., 6.25% due 9/15/2017	BBB/Baa2	9,500,000	10,544,402

	Entergy Louisiana LLC, 4.80% due 5/1/2021	A-/A2	4,300,000	4,781,918

	Entergy Texas, Inc., 7.125% due 2/1/2019	A-/Baa1	2,000,000	2,365,242

	Entergy Texas, Inc., 3.60% due 6/1/2015	A-/Baa1	3,000,000	3,033,519

	Idaho Power Corp., 6.025% due 7/15/2018	A-/A1	1,000,000	1,127,962

[a,b]	Korea Western Power Co., Ltd., 2.875% due 10/10/2018	A+/Aa3	10,000,000	10,189,050

[a]	Monongahela Power Co., 4.10% due 4/15/2024	BBB+/A3	5,000,000	5,336,180

[a]	Monongahela Power Co., 5.70% due 3/15/2017	BBB+/A3	4,785,000	5,185,653

	Public Service Co. of New Mexico, 5.35% due 10/1/2021	BBB/Baa2	3,000,000	3,280,095

[a]	Rochester Gas & Electric, 5.90% due 7/15/2019	A/A2	11,732,000	13,302,469

[a,b]	State Grid Overseas Investment (2014) Ltd., 2.75% due 5/7/2019	AA-/Aa3	9,000,000	9,037,809

[a]	Steelriver Transmission Co. LLC, 4.71% due 6/30/2017	NR/Baa2	3,273,331	3,408,264

	Toledo Edison Co., 7.25% due 5/1/2020	BBB/Baa1	167,000	198,801

[a,b]	Transelec S.A., 4.25% due 1/14/2025	BBB/Baa1	6,000,000	5,973,672

	UIL Holdings Corp., 4.625% due 10/1/2020	BBB-/Baa2	4,700,000	4,998,638
	Gas Utilities — 0.83%

[a,b]	APT Pipelines Ltd., 3.875% due 10/11/2022	BBB/Baa2	5,500,000	5,373,841

[a]	Southern Star Central Gas Pipeline, Inc., 6.00% due 6/1/2016	BBB-/Baa3	5,715,000	6,008,002

	The Laclede Group, Inc. Floating Rate Note, 0.982% due 8/15/2017	BBB+/Baa2	16,900,000	16,890,773

16

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Independent Power & Renewable Electricity Producers — 0.23%

[a]	Midland Cogeneration Venture, 6.00% due 3/15/2025	BBB-/NR	7,224,576	7,731,481
	Multi-Utilities — 0.84%

	Dominion Gas Holdings LLC, 2.50% due 12/15/2019	A-/A2	3,900,000	3,909,676

[a]	Enogex, LLC, 6.25% due 3/15/2020	BBB-/Baa3	3,640,000	4,163,279

[a,b]	Korea Hydro & Nuclear Power Co. Ltd., 2.875% due 10/2/2018	A+/Aa3	7,000,000	7,139,167

[a]	Niagara Mohawk Power Corp., 4.881% due 8/15/2019	A-/A2	10,000,000	11,059,990

	SCANA Corp., 4.125% due 2/1/2022	BBB/Baa3	2,000,000	2,073,348

				152,025,295

	TOTAL CORPORATE BONDS (Cost $1,567,523,209)			1,590,616,958

	CONVERTIBLE BONDS — 0.56%
	REAL ESTATE — 0.56%
	Real Estate Investment Trusts — 0.56%

[a]	IAS Operating Partnership LP, 5.00% due 3/15/2018	NR/NR	19,950,000	18,927,562

				18,927,562

	TOTAL CONVERTIBLE BONDS (Cost $19,950,000)			18,927,562

	MUNICIPAL BONDS — 4.76%

	American Municipal Power Ohio, Inc., 5.072% due 2/15/2018 (Meldahl Hydroelectric)	A/A3	5,000,000	5,436,850

	Anaheim California Public Financing Authority, 5.316% due 9/1/2017 (Anaheim Public Improvements; Insured: Natl-Re/FGIC)	AA-/A1	1,440,000	1,495,915

	Anaheim California Public Financing Authority, 5.486% due 9/1/2020 (Anaheim Public Improvements; Insured: Natl-Re)	AA-/A1	3,270,000	3,472,969

	Brentwood California Infrastructure Financing Authority, 6.16% due 10/1/2019 (Civic Center)	AA-/NR	2,110,000	2,361,385

	California Health Facilities Financing Authority, 6.76% due 2/1/2019 (Community Program for Persons with Developmental Disabilities)	A+/NR	3,905,000	4,207,442

	California School Finance Authority, 5.041% due 7/1/2020 (LOC: City National Bank)	AA+/NR	4,000,000	4,433,560

	Camden County Improvement Authority, 5.47% due 7/1/2018 (Cooper Medical School of Rowan University)	A+/A2	2,140,000	2,367,632

	Camden County Improvement Authority, 5.62% due 7/1/2019 (Cooper Medical School of Rowan University)	A+/A2	3,025,000	3,367,097

	Carson Redevelopment Agency, 4.511% due 10/1/2016 (Low and Moderate Income Housing)	A-/NR	2,695,000	2,752,511

	City and County of San Francisco Redevelopment Financing Authority, 8.00% due 8/1/2019 (San Francisco Redevelopment Projects)	AA-/Ba1	6,500,000	7,464,080

	City of Fort Collins, Colorado Electric Utility Enterprise, 4.92% due 12/1/2020 (Fort Collins Smart Grid)	AA-/NR	2,250,000	2,453,963

	City of North Little Rock, Arkansas, 3.562% due 7/1/2022 (Electric System; Insured: AGM)	AA/NR	8,185,000	8,191,139

	City of Riverside, California, 5.61% due 8/1/2017 (City Sewer System)	A/A1	2,000,000	2,186,040

17

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2014 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Connecticut Housing Finance Authority, 5.071% due 11/15/2019 (Housing Mtg Finance Program)	AAA/Aaa	2,470,000	2,467,530

	Denver Public Schools COP, 2.018% due 12/15/2019 (School District No. 1 Educational Facilities)	NR/Aa3	3,000,000	2,985,360

	Florida Hurricane Catastrophe Fund Finance Corp., 1.298% due 7/1/2016 (Reimbursement Contracts for Covered Event Losses)	AA-/Aa3	7,500,000	7,562,325

	Florida State Board of Education, 3.60% due 6/1/2015 (Public Education Capital Outlay)	AAA/Aa1	3,000,000	3,041,700

	Illinois Finance Authority, 5.629% due 7/1/2016 (Theory and Computing Sciences Building; Insured: Syncora)	AA-/NR	755,000	778,594

	JobsOhio Beverage System, 2.217% due 1/1/2019 (State Liquor Enterprise)	AA/Aa3	11,245,000	11,290,880

	Kentucky Asset/Liability Commission, 2.099% due 4/1/2019 (Commonwealth of Kentucky and Teachers’ Retirement System Funding Obligations)	A+/Aa3	3,000,000	2,944,080

	Los Angeles California Municipal Improvement Corp., 6.165% due 11/1/2020 (Build America Bonds)	A+/A2	10,000,000	10,953,700

	Los Angeles County California Public Works Financing Authority, 5.591% due 8/1/2020 (Los Angeles County & USC Medical Center Projects)	AA/A1	3,000,000	3,423,390

	Louisiana Local Government Environmental Facilities and Community Development Authority, 1.66% due 2/1/2022 (Louisiana Utilities Restoration)	AAA/Aaa	8,350,000	8,425,901

	Louisiana Public Facilities Authority, 5.72% due 7/1/2015 (Black & Gold Facilities Project; Insured: CIFG)	AA/A3	300,000	306,663

	Massachusetts Housing Finance Agency, 1.45% due 12/1/2015 (Multi-Family Residential Development)	A+/Aa3	8,550,000	8,572,657

[a]	Midwest Family Housing, 5.168% due 7/1/2016 (Insured: CIFG)	AA-/Baa1	392,000	407,834

	New York City Transitional Finance Authority, 4.075% due 11/1/2020 (World Trade Center Recovery)	AAA/Aa1	2,500,000	2,686,850

	Oakland California Redevelopment Agency, 8.00% due 9/1/2016 (Central District Redevelopment Project)	A-/NR	4,200,000	4,594,338

	Oklahoma Development Finance Authority, 8.00% due 5/1/2020 (Cleveland County Industrial Authority (CCIA) - Hitachi Norman, Oklahoma Project)	NR/NR	6,705,000	6,853,180

	Orleans Parish School Board GO, 4.40% due 2/1/2021 (Educational Facilities Improvements; Insured: AGM)	AA/A2	10,000,000	10,776,800

	Redevelopment Agency of the City of Redlands, 5.818% due 8/1/2022 (Redlands Redevelopment Project; Insured: AMBAC)	A-/NR	1,895,000	1,914,310

	Redevelopment Agency of the County of San Benardino, 7.135% due 9/1/2020 (San Sevaine Redevelopment Project)	BBB/NR	1,470,000	1,602,021

	Rutgers State University GO, 2.342% due 5/1/2019 (New Brunswick, Newark and Camden Campus Facilities )	AA-/Aa3	3,485,000	3,463,079

	Rutgers State University GO, 3.028% due 5/1/2021 (New Brunswick, Newark and Camden Campus Facilities)	AA-/Aa3	1,500,000	1,508,415

	Sandoval County New Mexico, 1.452% due 6/1/2017	A+/NR	1,000,000	1,004,110

	Tampa-Hillsborough County Florida Expressway Authority, 2.22% due 7/1/2018 (Electronic Tolling Program)	A/A3	2,000,000	2,003,360

	Tampa-Hillsborough County Florida Expressway Authority, 2.49% due 7/1/2019 (Electronic Tolling Program)	A/A3	2,500,000	2,467,450

	Tampa-Hillsborough County Florida Expressway Authority, 2.84% due 7/1/2020 (Electronic Tolling Program)	A/A3	1,750,000	1,746,903

	Wallenpaupack Area School District GO, 3.80% due 9/1/2019 (Pike and Wayne Counties Educational Facilities) (State Aid Withholding)	AA/NR	3,000,000	3,021,150

	Wallenpaupack Area School District GO, 4.00% due 9/1/2020 (Pike and Wayne Counties Educational Facilities) (State Aid Withholding)	AA/NR	2,750,000	2,774,888

18

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2014 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Wisconsin Health & Educational Facilities Authority, 7.08% due 6/1/2016 (Richland Hospital)	NR/NR	535,000	535,016

Yuba Levee Financing Authority, 6.375% due 9/1/2021 (Yuba County Levee Financing Project)	AA/NR	1,000,000	1,075,790

TOTAL MUNICIPAL BONDS (Cost $154,556,394)			161,378,857

OTHER SECURITIES — 0.45%
LOAN PARTICIPATIONS — 0.45%

Freeport-McMoRan Copper & Gold, Inc., 1.67%, due 5/31/2018, 0% due 5/31/2018	NR/NR	15,250,000	15,097,500

TOTAL OTHER SECURITIES (Cost $15,189,491)			15,097,500

SHORT TERM INVESTMENTS — 5.23%

Bank of New York Tri-Party Repurchase Agreement 0.25% dated 12/31/2014 due 1/2/2015, repurchase price $97,001,347 collateralized by 66 corporate debt securities, having an average coupon of 4.92%, a minimum credit rating of BBB-, maturity dates from 1/2/2015 to 8/21/2054, and having an aggregate market value of $103,730,014 at 12/31/2014	NR/NR	97,000,000	97,000,000

Brown-Forman Corp., 0.17% due 1/6/2015	NR/NR	7,201,000	7,200,830

Northern Illinois Gas Co., 0.25% due 1/2/2015	NR/NR	20,000,000	19,999,861

Northern Illinois Gas Co., 0.50% due 1/5/2015	NR/NR	40,000,000	39,997,778

Rockwell Automation, Inc., 0.15% due 1/5/2015	NR/NR	13,000,000	12,999,783

TOTAL SHORT TERM INVESTMENTS (Cost $177,198,252)			177,198,252

TOTAL INVESTMENTS — 96.17% (Cost $3,228,292,811)			$3,257,743,271
OTHER ASSETS LESS LIABILITIES — 3.83%			129,817,633

NET ASSETS — 100.00%			$3,387,560,904

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2014, the aggregate value of these securities in the Fund’s portfolio was $1,457,710,701, representing 43.03% of the Fund’s net assets.
b	Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
CIFG	Insured by CIFG Assurance North America Inc.
CMO	Collateralized Mortgage Obligation

19

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2014 (Unaudited)

COP	Certificates of Participation
FCB	Farm Credit Bank
FGIC	Insured by Financial Guaranty Insurance Co.
GO	General Obligation
Mtg	Mortgage
Natl-Re	Insured by National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SBA	Small Business Administration
SPV	Special Purpose Vehicle
Syncora	Insured by Syncora Guarantee Inc.
VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS:

At December 31, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$3,228,292,811

Gross unrealized appreciation on a tax basis	$56,999,834
Gross unrealized depreciation on a tax basis	(27,549,374)

Net unrealized appreciation (depreciation) on investments (tax basis)	$29,450,460

Valuation Policy and Procedures: The Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods, which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Funds may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy

20

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2014 (Unaudited)

is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments).

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2014
	Total	Level 1	Level 2	Level 3(a)

Assets
Investments in Securities
U.S. Treasury Securities	$71,197,566	$71,197,566	$-	$-
U.S. Government Agencies	299,082,125	-	283,446,651	15,635,474
Other Government	108,148,336	-	94,944,941	13,203,395
Mortgage Backed	205,455,159	-	205,455,159	-
Asset Backed Securities	610,640,956	-	579,085,201	31,555,757
Corporate Bonds	1,590,616,958	-	1,571,120,598	19,496,358
Convertible Bonds	18,927,562	-	18,927,562	-
Municipal Bonds	161,378,857	-	161,378,857	-
Other Securities	15,097,500	-	15,097,500	-
Short Term Investments	177,198,252	-	177,198,252	-

Total Investments in Securities	$3,257,743,271	$71,197,566	$3,106,654,721	$79,890,984

(a) In accordance with the guidance prescribed in Accounting Standards Update (“ASU No. 2011-04”), unadjusted broker quotes were applied to portfolio securities characterized as Level 3 investments at December 31, 2014. The following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as Level 3 investments, where no unadjusted broker quotes were available at December 31, 2014.

21

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2014 (Unaudited)

	Fair Value at December 31, 2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)

Corporate Bond	$18,912,943	Discounted cash flow	Discount rate of cash flows from 3rd party vendor	4.30% - 5.00% (4.65%)

	18,912,943

U.S. & Other Government	5,496,741	Market comparable companies Yield method	Yields of comparable companies	3.044% - 3.883% (3.464%)
	23,342,128	Discounted cash flow	Discount rate of cash flows from 3rd party vendor	1.80% - 2.80% (2.30%)

	28,838,869

Asset-Backed Securities	28,322,545	Discounted cash flow	Discount rate of cash flows from 3rd party vendor	2.40% – 4.20% (3.30%)

	28,322,545

Total	$76,074,357

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended December 31, 2014.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2014 is as follows:

	Asset Backed Securities	Corporate Bonds	U. S. & Other Government	Total(b)

Beginning Balance 9/30/2014	$22,153,810	$4,105,650	$19,329,101	$45,588,561
Accrued Discounts (Premiums)	5,527	(48,239)	(8,744)	(51,456)
Net Realized Gain (Loss)	8,401	–	528	8,929
Gross Purchases	–	–	–	–
Gross Sales	(395,815)	–	(713,223)	(1,109,038)
Net Change in Unrealized Appreciation (Depreciation)	61,877	155,788	(288,222)	(70,557)
Transfers into Level 3(a)	9,721,957	18,805,829	10,519,429	39,047,215
Transfers out of Level 3(a)	–	(3,522,670)	–	(3,522,670)

Ending Balance 12/31/2014	$31,555,757	$19,496,358	$28,838,869	$79,890,984

(a) Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended December 31, 2014. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b) Level 3 investments represent 2.36% of total Net Assets at the period ended December 31, 2014. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

22

SCHEDULE OF INVESTMENTS

Thornburg Strategic Income Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 1.57%
	ENERGY — 0.99%
	Oil, Gas & Consumable Fuels — 0.99%
	Eni S.p.A.	147,400	$2,581,929
[a]	Halcon Resources Corp.	12,383	22,042
	Kinder Morgan, Inc.	93,000	3,934,830
	Linn Co., LLC	167,800	1,740,086
[b]	ROMGAZ SA-GDR	531,954	4,872,698
[a,c]	TPT Acquisition, Inc.	20,480	0

			13,151,585

	MATERIALS — 0.00%
	Metals & Mining — 0.00%
[a]	Jaguar Mining, Inc.	144,927	40,290

			40,290

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.01%
	Pharmaceuticals — 0.01%
[a,b]	Alexza Pharmaceuticals, Inc.	41,863	62,376

			62,376

	REAL ESTATE — 0.41%
	Real Estate Investment Trusts — 0.41%
	Annaly Capital Management, Inc.	212,700	2,299,287
	Capstead Mortgage Corp.	259,027	3,180,852

			5,480,139

	RETAILING — 0.16%
	Internet & Catalog Retail — 0.16%
	Trade Me Ltd.	748,335	2,087,374

			2,087,374

	TOTAL COMMON STOCK (Cost $29,749,284)		20,821,764

	PREFERRED STOCK — 1.73%
	BANKS — 0.31%
	Banks — 0.31%
	First Niagara Financial Group Pfd, 8.625%	17,732	478,764
	GMAC Capital Trust I Pfd, 8.125%	140,000	3,693,200

			4,171,964

	ENERGY — 0.13%
	Oil, Gas & Consumable Fuels — 0.13%
	Halcon Resources Corp. Pfd, 5.75%	4,441	1,776,400

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

			1,776,400

	MISCELLANEOUS — 1.02%
	U.S. Government Agencies — 1.02%
[b]	Cobank, ACB Pfd, 6.25%	50,000	5,082,500
	Farm Credit Bank of Texas Pfd, 10.00%	1,000	1,220,625
[b]	AgriBank, FCB Pfd, 6.875%	40,000	4,203,752
[b]	Falcons Funding Trust I Pfd, 8.875%	3,000	3,075,000

			13,581,877

	REAL ESTATE — 0.05%
	Real Estate Investment Trusts — 0.05%
	American Realty Capital Properties, Inc. Pfd, 6.70%	25,857	590,832

			590,832

	TELECOMMUNICATION SERVICES — 0.22%
	Wireless Telecommunication Services — 0.22%
[b,d]	Centaur Funding Corp. Pfd, 9.08%	2,330	2,915,413

			2,915,413

	TOTAL PREFERRED STOCK (Cost $24,098,556)		23,036,486

	ASSET BACKED SECURITIES — 9.00%
	COMMERCIAL MTG TRUST — 1.48%
[b]	Capital Automotive REIT, Series 2012-1A Class A, 4.70%, 7/15/2042	$2,893,851	2,960,410
	Citigroup Commercial Mtg Trust, Series 2004-HYB2 Class B1, 2.63%, 3/25/2034	132,468	107,709
[b]	CVS Pass-Through Trust, 9.35%, 1/10/2023	4,605,000	5,505,370
[b]	FREMF Mtg Trust, Series 2012-KF01 Class B Floating Rate Note, 2.769%, 10/25/2044	2,000,000	2,048,592
[b]	FREMF Mtg Trust, Series 2013-KF02 Class B Floating Rate Note, 2.811%, 12/25/2045	1,932,313	1,991,897
[b]	JPMorgan Chase Commercial Mtg Trust, Series 2013-JWRZ Class D Floating Rate Note, 3.151%, 4/15/2030	4,000,000	4,004,045
[b]	Motel 6 Trust, Series 2012-MTL6 Class C, 3.139%, 10/5/2025	3,000,000	2,992,667

			19,610,690

	OTHER ASSET BACKED — 4.83%
[b,c]	Aircraft Certificate Owner Trust, Series 2003-1A Class E, 7.001%, 9/20/2022	5,224,002	5,511,322
[b]	American Credit Acceptance, Series 2014-2 Class B, 2.26%, 3/10/2020	6,850,000	6,843,044
[b]	CLI Funding, LLC, Series 2014-1A Class A, 3.29%, 6/18/2029	4,647,564	4,638,021
[b,c]	Concord Funding Co., LLC, Series 2012-2 Class B, 4.145%, 1/15/2017	4,000,000	4,002,500
[b,c]	Concord Funding Co., LLC, Series 2013-1 Class B, 3.92%, 2/15/2015	5,675,000	5,657,266
[b]	Dominos Pizza Master Issuer, LLC, Series 2012-1A Class A2, 5.216%, 1/25/2042	9,710,813	10,196,353
[b]	Fairway Outdoor Funding, LLC, Series 2012-1 Class B, 8.835%, 10/15/2042	3,000,000	3,166,859

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

[b,d]	Global SC Finance SRL, Series 2014-1A Class A1, 3.19%, 7/17/2029	4,552,083	4,510,470
[b]	JPR Royalty, LLC, 14.00%, 9/1/2020	2,000,000	1,341,552
[b,c]	Northwind Holdings, LLC, Series 2007-1A Class A1 Floating Rate Note, 1.014%, 12/1/2037	995,984	923,775
[b,c]	Progreso Receivables Funding I, LLC. Series 2013-A Class A, 4.00%, 7/9/2018	8,025,000	8,030,517
[b]	SolarCity LMC, LLC, Series 2013-1 Class A, 4.80%, 11/20/2038	3,459,532	3,620,878
[b]	SolarCity LMC, LLC, Series 2014-1 Class A, 4.59%, 4/20/2044	3,413,105	3,537,243
[b,d]	Trafigura Securitisation Finance plc, Series 2012-1A Class B, 4.161%, 10/15/2015	2,000,000	2,006,513
[b]	Westgate Resorts, Series 2012-1 Class C, 11.00%, 9/20/2025	247,733	249,359

			64,235,672

	RESIDENTIAL MTG TRUST — 2.41%
	Banc of America Funding Corp., Series 2006-I Class SB1, 2.255%, 12/20/2036	857,606	309,011
	Bear Stearns ARM Mtg, Series 2003-6 Class 2B-1, 2.486%, 8/25/2033	284,329	286,195
[b]	CIT Mtg Loan Trust, Series 2007-1 Class 2A2, 1.42%, 10/25/2037	881,884	878,502
[b]	Citigroup Mtg Loan Trust, Inc., Series 2014-A Class A, 4.00%, 1/25/2035	5,843,991	6,020,199
	Countrywide, Series 2005-11 Class AF3, 4.778%, 2/25/2036	601,224	610,091
[b]	CS First Boston Mtg Securities Co., Series 2005-CF1 Class M1, 0.855%, 3/25/2045	1,840,196	1,756,714
	FBR Securitization Trust, Series 2005-2 Class M1, 0.875%, 9/25/2035	3,000,000	2,978,512
	JPMorgan Mtg Acquisition Corp., Series 2006-CH1 Class A4, 0.295%, 7/25/2036	990,185	983,415
	Merrill Lynch Mtg Investors Trust, Series 2004-A4 Class M1, 2.457%, 8/25/2034	291,603	263,925
	Morgan Stanley Capital, Inc., Series 2005-HE7 Class A2C, 0.475%, 11/25/2035	1,011,676	996,073
	New Century Home Equity Loan Trust, Series 2005-2 Class M1, 0.60%, 6/25/2035	1,743,443	1,700,972
	Park Place Securities, Inc., Series 2004-MHQ1 Class M2, 1.295%, 12/25/2034	2,136,678	2,141,320
	Residential Asset Securities Corp., Series 2006-KS4 Class A3, 0.32%, 6/25/2036	386,378	383,772
[b,c]	SHAP, Series 2013-RM1 Class A, 4.00%, 5/26/2053	3,600,216	3,560,614
	Structured Asset Securities Corp., Series 2004-20 Class 7A1, 5.25%, 11/25/2034	954,173	963,830
[b]	TAL Advantage, LLC, Series 2014-1A Class A, 3.51%, 2/22/2039	8,020,833	8,069,306
	Wells Fargo Asset Securities Corp., Series 2005-AR1 Class 1B1, 2.616%, 2/25/2035	226,337	79,460

			31,981,911

	STUDENT LOAN — 0.28%
	Access Group, Inc., Series 2005-A Class A3, 0.634%, 7/25/2034	4,000,000	3,722,201

			3,722,201

	TOTAL ASSET BACKED SECURITIES (Cost $117,091,795)		119,550,474

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	CORPORATE BONDS — 57.51%
	AUTOMOBILES & COMPONENTS — 0.13%
	Auto Components — 0.13%
[b,d]	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021	1,700,000	1,700,000

			1,700,000

	BANKS — 3.18%
	Banks — 3.18%
[b]	Banco Santander Brasil S.A. (BRL), 8.00%, 3/18/2016	5,300,000	1,905,105
[b,d]	Banco Santander Chile Floating Rate Note, 2.11%, 6/7/2018	4,000,000	4,050,000
	Bank of America Corp., 4.20%, 8/26/2024	3,200,000	3,259,920
[b,d]	Caixa Economica Federal, 4.50%, 10/3/2018	6,475,000	6,377,875
	DEPFA Bank plc (EUR), 0.784%, 12/15/2015	5,800,000	6,684,922
[a,b,d]	Islandsbanki, 4.41%, 10/15/2008	60,000	17,700
[b,d]	Mizuho Financial Group, 4.60%, 3/27/2024	5,000,000	5,180,860
	National City Bank Floating Rate Note, 0.605%, 6/7/2017	1,000,000	995,287
[d]	Royal Bank of Scotland Group plc, 9.50%, 3/16/2022	2,000,000	2,272,832
[d]	Royal Bank of Scotland Group plc, 6.125%, 12/15/2022	2,000,000	2,176,812
[b,d]	Sberbank of Russia, 5.50%, 2/26/2024	7,200,000	5,288,400
[b,d]	Zenith Bank plc, 6.25%, 4/22/2019	4,400,000	4,009,720

			42,219,433

	CAPITAL GOODS — 4.79%
	Construction & Engineering — 2.17%
[b,d]	Abengoa Finance, S.A.U., 7.75%, 2/1/2020	2,005,000	1,769,413
[b,d]	Abengoa Greenfield, S.A., 6.50%, 10/1/2019	6,400,000	5,472,000
[b]	AECOM Technology Corp., 5.875%, 10/15/2024	4,835,000	4,943,787
[b,d]	Ausdrill Finance Property Ltd., 6.875%, 11/1/2019	6,750,000	5,535,000
	URS Corp., 3.85%, 4/1/2017	11,190,000	11,080,897
	Industrial Conglomerates — 0.52%
[b,d]	Alfa S.A., 5.25%, 3/25/2024	2,300,000	2,392,000
	Otter Tail Corp., 9.00%, 12/15/2016	4,000,000	4,530,856
	Machinery — 0.06%
[b]	Waterjet Holdings, Inc., 7.625%, 2/1/2020	750,000	772,500
	Trading Companies & Distributors — 2.04%
[b]	Aviation Capital Group Corp., 6.75%, 4/6/2021	2,500,000	2,831,250
[b]	Aviation Capital Group Corp., 7.125%, 10/15/2020	1,881,000	2,165,127
[d]	Fly Leasing Ltd., 6.75%, 12/15/2020	7,500,000	7,575,000
[b]	International Lease Finance Corp., 7.125%, 9/1/2018	8,000,000	8,960,000
[b]	Wajax Corp. (CAD), 6.125%, 10/23/2020	6,510,000	5,631,391

			63,659,221

	COMMERCIAL & PROFESSIONAL SERVICES — 2.58%
	Commercial Services & Supplies — 1.95%
	ADT Corp., 5.25%, 3/15/2020	8,155,000	8,256,938
[b]	GFL Environmental Corp. (CAD), 7.50%, 6/18/2018	5,460,000	4,605,612
	Iron Mountain, Inc., 6.00%, 8/15/2023	3,000,000	3,120,000
[b]	Multi-Color Corp., 6.125%, 12/1/2022	1,635,000	1,635,000

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	RR Donnelley & Sons Co., 8.875%, 4/15/2021	4,500,000	4,961,250
	RR Donnelley & Sons Co., 7.875%, 3/15/2021	3,000,000	3,315,000
	Professional Services — 0.63%
[b]	IHS, Inc., 5.00%, 11/1/2022	1,220,000	1,207,800
[b]	Nielsen Finance, LLC, 5.00%, 4/15/2022	7,200,000	7,236,000

			34,337,600

	COMMERCIAL SERVICES & SUPPLIES — 0.33%
	Diversified Support Services — 0.33%
[c]	Lavare Holding AB (SEK), 5.472%, 4/4/2019	35,000,000	4,399,946

			4,399,946

	CONSUMER SERVICES — 1.92%
	Diversified Consumer Services — 0.37%
	Coinstar, Inc., 6.00%, 3/15/2019	5,000,000	4,925,000
	Hotels, Restaurants & Leisure — 1.55%
	Aramark Services, Inc., 5.75%, 3/15/2020	8,720,000	9,003,400
[b,d]	Arcos Dorados Holdings I, 6.625%, 9/27/2023	9,000,000	8,775,000
[b]	Arcos Dorados Holdings, Inc. (BRL), 10.25%, 7/13/2016	8,000,000	2,836,506

			25,539,906

	DIVERSIFIED FINANCIALS — 6.32%
	Capital Markets — 2.81%
	Ares Capital Corp., 4.875%, 11/30/2018	7,000,000	7,359,723
[b]	Ares Finance Co., LLC, 4.00%, 10/8/2024	4,025,000	3,953,359
[b,d]	BTG Investments LP, 4.50%, 4/17/2018	5,000,000	4,625,000
	FS Investment Corp., 4.00%, 7/15/2019	6,286,000	6,261,189
	Goldman Sachs Group, Inc. Floating Rate Note, 1.251%, 10/23/2019	11,760,000	11,814,649
	Merrill Lynch & Co., 0.782%, 5/2/2017	2,500,000	2,477,045
	Oppenheimer Holdings, Inc., 8.75%, 4/15/2018	775,000	813,750
	Consumer Finance — 1.54%
	Ally Financial, Inc., 4.75%, 9/10/2018	4,000,000	4,140,000
	Capital One Bank (USA), N.A., 2.95%, 7/23/2021	3,800,000	3,776,223
[b,e]	Cash Store Financial (CAD), 0%, 1/31/2017	1,700,000	287,192
	First Cash Financial Services, Inc., 6.75%, 4/1/2021	8,550,000	8,892,000
[b]	Lowell Group Financing plc (GBP), 10.75%, 4/1/2019	2,000,000	3,366,578
	Diversified Financial Services — 1.97%
[b,d]	CFG Holdings Ltd./CFG Finance, LLC, 11.50%, 11/15/2019	6,000,000	6,120,000
[b]	Citicorp, 8.04%, 12/15/2019	250,000	305,816
[c]	Counts Trust, Series 1998 II-A, 6.67%, 2/15/2018	364,999	375,551
	JPMorgan Chase & Co., 6.75%, 1/29/2049	7,500,000	7,912,500
	KFW (BRL), 5.375%, 9/14/2015	12,000,000	4,350,734
[b]	MSCI, Inc., 5.25%, 11/15/2024	1,625,000	1,681,875
[b]	TMX Finance, LLC/Titlemax Finance, 8.50%, 9/15/2018	6,550,000	5,502,000

			84,015,184

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	ENERGY — 8.05%
	Energy Equipment & Services — 1.73%
[b,d]	Anton Oilfield Services Group, 7.50%, 11/6/2018	7,000,000	5,957,000
[b]	Compressco Partners, L.P., 7.25%, 8/15/2022	4,800,000	4,128,000
	Oceaneering International, Inc., 4.65%, 11/15/2024	4,075,000	3,990,048
[b,d]	Schahin II Finance Co., Ltd. (SPV), 5.875%, 9/25/2023	11,061,800	8,890,922
	Oil, Gas & Consumable Fuels — 6.32%
	Atlas Energy Holdings Operating Co., LLC, 7.75%, 1/15/2021	3,000,000	2,175,000
[b,d]	Delek & Avner Tamar Bond Ltd., 3.839%, 12/30/2018	2,250,000	2,293,567
[b,d]	Delek & Avner Tamar Bond Ltd., 2.803%, 12/30/2016	6,145,000	6,153,148
	Energy Transfer Partners LP, 3.25%, 11/1/2066	1,200,000	1,074,000
	Enterprise Products Operating LP, 7.034%, 1/15/2068	1,400,000	1,535,625
	Gastar Exploration USA, Inc., 8.625%, 5/15/2018	4,236,000	3,770,040
[b,d]	Gazprom Neft OAO, 6.00%, 11/27/2023	3,000,000	2,385,000
[b]	Global Partners LP/GLP Finance Corp., 6.25%, 7/15/2022	5,975,000	5,795,750
[b]	Linc Energy, 12.50%, 10/31/2017	6,185,000	5,566,500
[b]	Linc Energy, 9.625%, 10/31/2017	1,324,000	1,251,180
[b]	NGL Energy Partners LP, 6.875%, 10/15/2021	6,000,000	5,910,000
[b]	Northern Tier Energy, LLC, 7.125%, 11/15/2020	6,450,000	6,514,500
[b,d]	Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/1/2022	8,246,875	7,545,891
[d]	Petrobras Global Finance B.V., 3.00%, 1/15/2019	1,000,000	884,070
[d]	Petrobras Global Finance B.V. Floating Rate Note, 2.603%, 3/17/2017	3,650,000	3,369,315
	Plains All American Pipeline LP, 8.75%, 5/1/2019	1,000,000	1,245,135
[b,d]	QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 7/30/2019	1,061,800	998,092
	RAAM Global Energy Co., 12.50%, 10/1/2015	2,000,000	860,000
[b]	Rockies Express Pipeline, LLC, 3.90%, 4/15/2015	2,000,000	1,990,000
[b]	Rockies Express Pipeline, LLC, 6.85%, 7/15/2018	2,000,000	2,060,000
	Summit Midstream Holdings, LLC, 5.50%, 8/15/2022	8,360,000	7,942,000
	Tennessee Gas Pipeline Co., 8.00%, 2/1/2016	1,000,000	1,065,814
	Tesoro Logistics LP, 6.125%, 10/15/2021	2,000,000	1,995,000
[b,d]	Tullow Oil plc, 6.25%, 4/15/2022	11,500,000	9,660,000

			107,005,597

	FOOD & STAPLES RETAILING — 1.32%
	Food & Staples Retailing — 1.32%
[b]	Bakkavor Finance 2 plc (GBP), 8.75%, 6/15/2020	7,275,000	11,764,029
[b]	C&S Group Enterprises, LLC, 5.375%, 7/15/2022	5,800,000	5,756,500

			17,520,529

	FOOD, BEVERAGE & TOBACCO — 2.23%
	Beverages — 0.51%
	Ambev International Finance Co., Ltd. (BRL), 9.50%, 7/24/2017	2,000,000	735,084
	Anheuser-Busch InBev (BRL), 9.75%, 11/17/2015	2,000,000	729,817
[b,d]	Central America Bottling Corp., 6.75%, 2/9/2022	5,000,000	5,287,500
	Food Products — 1.59%
[b,d]	Alicorp S.A.A., 3.875%, 3/20/2023	5,425,000	5,167,312
	B&G Foods, Inc., 4.625%, 6/1/2021	1,635,000	1,595,924
[b,d]	Barry Callebaut Services NV, 5.50%, 6/15/2023	4,000,000	4,262,600
[b,d]	BRF S.A., 4.75%, 5/22/2024	4,650,000	4,516,312

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	Bunge Ltd. Finance Corp., 5.10%, 7/15/2015	321,000	327,971
[b,d]	Comfeed Finance B.V., 6.00%, 5/2/2018	2,000,000	1,875,000
[b]	Southern States Cooperative, Inc., 10.00%, 8/15/2021	4,000,000	3,420,000
	Tobacco — 0.13%
	Vector Group Ltd., 7.75%, 2/15/2021	1,630,000	1,715,575

			29,633,095

	HEALTH CARE EQUIPMENT & SERVICES — 2.06%
	Health Care Equipment & Supplies — 0.13%
[b]	Teleflex, Inc., 5.25%, 6/15/2024	1,715,000	1,715,000
	Health Care Providers & Services — 1.20%
[b]	Covenant Surgical Partners, Inc., 8.75%, 8/1/2019	5,990,000	6,049,900
	DaVita Healthcare Partners, 5.125%, 7/15/2024	5,975,000	6,094,500
	Tenet Healthcare Corp., 6.00%, 10/1/2020	3,500,000	3,758,405
	Health Care Services — 0.73%
[d]	Catamaran Corp., 4.75%, 3/15/2021	9,715,000	9,715,000

			27,332,805

	INSURANCE — 1.24%
	Insurance — 1.24%
	ELM B.V. (AUD), 3.985%, 4/29/2049	1,000,000	791,039
	ELM B.V. (AUD), 7.635%, 12/29/2049	1,000,000	865,874
[b]	Forethought Financial Group, Inc., 8.625%, 4/15/2021	1,330,000	1,523,402
	Genworth Holdings, Inc., 4.90%, 8/15/2023	6,000,000	4,834,182
[b,d]	Lancashire Holdings Ltd., 5.70%, 10/1/2022	4,900,000	5,365,500
[b]	National Life Insurance of Vermont, 10.50%, 9/15/2039	1,000,000	1,580,424
[b]	ZFS Finance USA Trust II, 6.45%, 12/15/2065	1,460,000	1,538,358

			16,498,779

	MATERIALS — 5.22%
	Chemicals — 1.57%
[b,d]	Consolidated Energy Finance S.A., 6.75%, 10/15/2019	5,600,000	5,474,000
[b]	Iracore International Holdings, Inc., 9.50%, 6/1/2018	3,250,000	1,787,500
[b,d]	Kissner Milling Co., Ltd., 7.25%, 6/1/2019	2,300,000	2,300,000
[b,d]	NOVA Chemicals Corp., 5.00%, 5/1/2025	810,000	803,925
[b,d]	Office Cherifien des Phosphates, 5.625%, 4/25/2024	10,000,000	10,500,000
	Construction Materials — 0.08%
	Wesco Distribution, Inc., 5.375%, 12/15/2021	1,000,000	1,008,750
	Metals & Mining — 3.11%
[d]	Anglogold Holdings, 8.50%, 7/30/2020	5,000,000	5,250,000
	Coeur d’Alene Mines Corp., 7.875%, 2/1/2021	3,138,000	2,471,175
[b]	Compass Minerals International, Inc., 4.875%, 7/15/2024	1,525,000	1,479,250
[b]	Glencore Funding, LLC Floating Rate Note, 1.591%, 1/15/2019	11,000,000	11,185,779
[b,d]	Newcrest Finance Property Ltd., 4.20%, 10/1/2022	7,000,000	6,315,785
[b,d]	OJSC Novolipetsk Steel, 4.45%, 2/19/2018	6,000,000	5,310,000
[d]	Rio Tinto Alcan, Inc., 5.00%, 6/1/2015	50,000	50,880
[b,d]	Samarco Mineracao S.A., 4.125%, 11/1/2022	10,500,000	9,240,000
	Paper & Forest Products — 0.46%
[b]	Neenah Paper, Inc., 5.25%, 5/15/2021	6,000,000	6,120,000

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

			69,297,044

	MEDIA — 2.19%
	Media — 2.19%
[b]	CBS Outdoor Americas Capital, LLC, 5.25%, 2/15/2022	3,220,000	3,244,150
[b]	CBS Outdoor Americas Capital, LLC, 5.875%, 3/15/2025	700,000	705,250
	Comcast Holdings Corp., 2.00%, 10/15/2029	15,500,000	7,478,750
[b,d]	Numericable Group S.A., 4.875%, 5/15/2019	3,100,000	3,072,875
[b,d]	Numericable Group S.A., 6.00%, 5/15/2022	3,875,000	3,896,313
	The Washington Post Co., 7.25%, 2/1/2019	500,000	563,366
[d]	TV Azteca SAB de CV, 7.50%, 5/25/2018	5,000,000	5,177,500
[b,d]	Virgin Media, Inc., 5.375%, 4/15/2021	4,805,000	4,961,162

			29,099,366

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.41%
	Pharmaceuticals — 0.41%
[b,c]	Atlas U.S. Royalty, LLC, 12.25%, 3/15/2027	5,450,000	5,390,050

			5,390,050

	REAL ESTATE — 0.51%
	Real Estate Investment Trusts — 0.51%
	EPR Properties, 5.25%, 7/15/2023	5,000,000	5,213,440
	Retail Opportunity Investments Corp., 5.00%, 12/15/2023	1,500,000	1,625,988

			6,839,428

	RETAILING — 2.06%
	Distributors — 0.45%
	LKQ Corp., Inc., 4.75%, 5/15/2023	6,254,000	6,003,840
	Internet & Catalog Retail — 0.56%
	QVC, Inc., 4.45%, 2/15/2025	7,567,000	7,395,713
	Multiline Retail — 0.38%
[b,d]	Grupo Famsa S.A.B. de C.V., 7.25%, 6/1/2020	5,550,000	5,106,000
	Specialty Retail — 0.67%
[b]	Guitar Center, Inc., 6.50%, 4/15/2019	3,100,000	2,666,000
[b]	Outerwall, Inc., 5.875%, 6/15/2021	6,675,000	6,224,438

			27,395,991

	SOFTWARE & SERVICES — 2.15%
	Information Technology Services — 1.16%
	iGATE Corp., 4.75%, 4/15/2019	7,775,000	7,775,000
	Neustar, Inc., 4.50%, 1/15/2023	8,660,000	7,555,850
	Internet Software & Services — 0.93%
	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.75%, 4/15/2023	7,500,000	7,875,000
	Verisign, Inc., 4.625%, 5/1/2023	4,550,000	4,459,000
	Software — 0.06%
[b]	Audatex North America, Inc., 6.00%, 6/15/2021	815,000	839,450

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

			28,504,300

	TECHNOLOGY HARDWARE & EQUIPMENT — 2.03%
	Computers & Peripherals — 0.24%
	Lexmark International, Inc., 5.125%, 3/15/2020	3,000,000	3,195,546
	Electronic Equipment, Instruments & Components — 1.79%
	Anixter, Inc., 5.125%, 10/1/2021	6,450,000	6,450,000
	CDW, LLC/CDW Finance Corp., 6.00%, 8/15/2022	7,950,000	8,208,375
	Ingram Micro, Inc., 4.95%, 12/15/2024	2,440,000	2,439,195
	Trimble Navigation Ltd., 4.75%, 12/1/2024	6,525,000	6,685,482

			26,978,598

	TELECOMMUNICATION SERVICES — 4.52%
	Diversified Telecommunication Services — 1.83%
[b,d]	Digicel Ltd., 6.00%, 4/15/2021	3,110,000	2,907,850
[b]	GTP Acquisition Partners I, LLC, 4.704%, 5/15/2043	4,750,000	4,668,894
	Level 3 Communications, Inc., 8.875%, 6/1/2019	1,000,000	1,060,200
[d]	Telefonica Emisiones SAU, 3.992%, 2/16/2016	1,000,000	1,028,492
[d]	Telefonica Emisiones SAU, 5.134%, 4/27/2020	1,000,000	1,107,006
[d]	Telefonica Emisiones SAU, 6.221%, 7/3/2017	2,000,000	2,214,194
[d]	Telefonica Emisiones SAU, 6.421%, 6/20/2016	1,000,000	1,069,752
[b,d]	Videotron Ltd. Co., 5.375%, 6/15/2024	10,050,000	10,251,000
	Wireless Telecommunication Services — 2.69%
	America Movil Sab de CV (MXN), 6.45%, 12/5/2022	120,000,000	7,950,521
[b,d]	Bharti Airtel International, 5.125%, 3/11/2023	6,000,000	6,403,680
[b,d]	MTN International (Mauritius) Ltd., 4.755%, 11/11/2024	4,125,000	4,042,500
[b,d]	MTS International Funding Ltd., 5.00%, 5/30/2023	6,000,000	4,740,000
[b,d]	VimpelCom (UBS SA), 8.25%, 5/23/2016	500,000	480,000
[b,d]	VimpelCom Holdings B.V., 7.504%, 3/1/2022	2,000,000	1,620,000
[b]	WCP Issuer, LLC, 7.143%, 8/15/2043	6,000,000	6,180,000
[b]	WCP Wireless Site Fund, 6.829%, 11/15/2040	4,240,000	4,352,953

			60,077,042

	TRANSPORTATION — 2.26%
	Airlines — 1.93%
[b]	American Airlines, 5.60%, 1/15/2022	14,224,429	14,508,917
	American Airlines, 4.95%, 7/15/2024	2,831,905	3,033,678
	US Airways, 7.076%, 9/20/2022	1,874,469	2,057,230
	US Airways, 5.90%, 4/1/2026	1,788,628	1,994,320
	US Airways, 6.25%, 10/22/2024	1,548,089	1,737,730
[b,d]	Virgin Australia, 5.00%, 4/23/2025	2,237,535	2,304,661
	Marine — 0.33%
[b,d]	Stena International SA, 5.75%, 3/1/2024	4,650,000	4,371,000

			30,007,536

	UTILITIES — 2.01%
	Electric Utilities — 0.98%
	Alabama Power Capital Trust V, 3.335%, 10/1/2042	700,000	657,214

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

[b]	Duquesne Light Holdings, Inc., 6.40%, 9/15/2020	2,000,000	2,335,614
[b,d]	Enel Finance International S.A., 6.25%, 9/15/2017	1,500,000	1,664,906
	PNM Resources, Inc., 9.25%, 5/15/2015	3,070,000	3,155,653
	Puget Energy, Inc., 5.625%, 7/15/2022	2,500,000	2,892,820
	Puget Energy, Inc., 6.50%, 12/15/2020	2,000,000	2,350,382
	Gas Utilities — 0.26%
[b]	Source Gas, LLC., 5.90%, 4/1/2017	1,250,000	1,340,157
[b]	Southern Star Central Gas Pipeline, Inc., 6.00%, 6/1/2016	2,000,000	2,102,538
	Independent Power & Renewable Electricity Producers — 0.34%
	Ipalco Enterprises, Inc., 5.00%, 5/1/2018	2,500,000	2,637,500
[b]	Midland Cogeneration Venture, 6.00%, 3/15/2025	1,806,144	1,932,870
	Multi-Utilities — 0.43%
	CMS Energy Corp., 8.75%, 6/15/2019	2,000,000	2,503,882
[b]	Topaz Solar Farms, LLC, 4.875%, 9/30/2039	3,000,000	3,158,481

			26,732,017

	TOTAL CORPORATE BONDS (Cost $782,528,296)		764,183,467

	CONVERTIBLE BONDS — 2.32%
	DIVERSIFIED FINANCIALS — 0.66%
	Capital Markets — 0.32%
	Apollo Investment Corp., 5.75%, 1/15/2016	4,100,000	4,199,938
	Consumer Finance — 0.34%
[b]	EZCORP, Inc., 2.125%, 6/15/2019	4,867,000	4,538,477

			8,738,415

	FOOD, BEVERAGE & TOBACCO — 0.42%
	Tobacco — 0.42%
	Vector Group Ltd., 1.75%, 4/15/2020	5,210,000	5,519,344

			5,519,344

	MEDIA — 0.61%
	Media — 0.61%
[d]	Central European Media Enterprises Ltd., 5.00%, 11/15/2015	8,130,000	8,130,000

			8,130,000

	REAL ESTATE — 0.63%
	Real Estate Investment Trusts — 0.63%
	American Realty Capital Properties, Inc., 3.00%, 8/1/2018	3,890,000	3,590,956
[b]	IAS Operating Partnership LP, 5.00%, 3/15/2018	5,040,000	4,781,700

			8,372,656

	TELECOMMUNICATION SERVICES — 0.00%
	Diversified Telecommunication Services — 0.00%
	Alaska Communication Systems Group, Inc., 6.25%, 5/1/2018	69,000	64,946

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

			64,946

	TOTAL CONVERTIBLE BONDS (Cost $31,371,033)		30,825,361

	MUNICIPAL BONDS — 0.70%
	California Health Facilities Financing Authority (Developmental Disabilities), 7.875%, 2/1/2026	1,940,000	2,255,832
	Los Angeles California Municipal Improvement Corp. (Build America Bonds), 6.165%, 11/1/2020	1,885,000	2,064,772
[b]	Midwest Family Housing, 5.168%, 7/1/2016	255,000	265,300
	Oakland California Redevelopment Agency, 8.00%, 9/1/2016	1,000,000	1,093,890
	Oklahoma Development Finance Authority, 8.00%, 5/1/2020	1,185,000	1,211,188
	San Bernardino County California Redevelopment Agency (San Sevaine), 8.45%, 9/1/2030	2,000,000	2,308,920
	Wisconsin Health & Educational Facilities Authority (Richland Hospital), 7.08%, 6/1/2016	150,000	150,005

	TOTAL MUNICIPAL BONDS (Cost $8,334,127)		9,349,907

	U.S. TREASURY SECURITIES — 0.15%
	U.S. Treasury, 2.25%, 1/31/2015	2,000,000	2,003,350

	TOTAL U.S. TREASURY SECURITIES (Cost $1,999,855)		2,003,350

	U.S. GOVERNMENT AGENCIES — 0.91%
[b]	CoBank ACB Floating Rate Note (Farm Credit Banks), 0.841%, 6/15/2022	12,700,000	12,032,310

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $12,089,334)		12,032,310

	OTHER GOVERNMENT — 3.84%
	Australian Government (AUD), 2.75%, 4/21/2024	8,200,000	6,696,822
	BK Nederlandse Gemeenten N.V. (NOK), 4.00%, 5/15/2015	5,000,000	676,655
[b,d]	Brazilian Development Bank (BNDES), 3.375%, 9/26/2016	2,000,000	2,006,800
[b,d]	Eurasian Development Bank, 5.00%, 9/26/2020	2,000,000	1,712,440
	Federative Republic of Brazil (BRL), 12.50%, 1/5/2016	3,475,000	1,313,812
[b,d]	Government of Aruba, 4.625%, 9/14/2023	7,700,000	7,649,533
	Kommunalbanken AS (NOK), 4.00%, 1/26/2015	5,000,000	671,589
	Mexican Bonos (MXN), 5.00%, 6/15/2017	130,000,000	9,022,226
	Mexico Bonos de Desarrollo (MXN), 4.75%, 6/14/2018	87,500,000	5,917,500
	New Zealand Government (NZD), 6.00%, 4/15/2015	7,250,000	5,694,668
	Norwegian Government (NOK), 4.25%, 5/19/2017	25,000,000	3,621,501
[b,d]	Seven and Seven Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of Korea), 1.395%, 9/11/2019	6,000,000	5,994,486

	TOTAL OTHER GOVERNMENT (Cost $54,376,661)		50,978,032

	MORTGAGE BACKED — 0.04%
	Federal National Mtg Assoc., CMO Series 1994-37 Class L, 6.50%, 3/25/2024	4,208	4,674

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

[c]	Reilly FHA 1997-A Mtg, 6.896%, 7/1/2020	592,015	592,015

	TOTAL MORTGAGE BACKED (Cost $610,951)		596,689

	LOAN PARTICIPATIONS — 7.98%
	COMMERCIAL & PROFESSIONAL SERVICES — 1.11%
	Professional Services — 1.11%
	Extreme Reach, Inc., 6.75%, 2/7/2020	5,134,500	5,089,573
	Affinion Group, Inc., 6.75%, 4/30/2018	3,994,975	3,733,624
	Academi Holdings, LLC, 11.00%, 7/24/2020	6,000,000	5,880,000

			14,703,197

	CONSUMER DURABLES & APPAREL — 0.31%
	Leisure Equipment & Products — 0.14%
	Topps Co, Inc., 7.25%, 10/2/2018	1,980,000	1,920,600
	Textiles, Apparel & Luxury Goods — 0.17%
	5.11, Inc., 6.00%, 2/28/2020	2,233,125	2,224,751

			4,145,351

	CONSUMER SERVICES — 0.72%
	Diversified Consumer Services — 0.50%
	Laureate Education, Inc., 5.00%, 6/15/2018	6,968,687	6,620,252
	Hotels, Restaurants & Leisure — 0.22%
[c]	Private Restaurants Properties, Inc., 9.00%, 4/10/2017	2,915,319	2,921,149

			9,541,401

	DIVERSIFIED FINANCIALS — 1.60%
	Capital Markets — 0.17%
	RCS Capital Corp., 10.50%, 4/29/2021	2,300,000	2,219,500
	Diversified Financial Services — 1.43%
	NCP Finance LP, 11.00%, 9/25/2018	4,243,916	4,190,867
	Abg Intermediate Holdings 2, LLC, 9.00%, 5/27/2022	10,100,000	10,100,000
[d]	Stena International S.A., 4.00%, 3/3/2021	5,329,725	4,730,131

			21,240,498

	FOOD, BEVERAGE & TOBACCO — 0.74%
	Food Products — 0.19%
	Del Monte Foods, Inc., 8.25%, 8/18/2021	3,020,000	2,563,225
	Tobacco — 0.55%
	North Atlantic Trading Co., Inc., 7.75%-8.75%, 1/13/2020	7,427,206	7,278,662

			9,841,887

	MATERIALS — 0.71%
	Chemicals — 0.71%
	OCI Beaumont, LLC, 5.00%, 8/20/2019	4,598,308	4,540,829
	PeroxyChem, LLC, 7.50%-8.75%, 2/28/2020	4,975,000	4,900,375

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

			9,441,204

	MEDIA — 1.02%
	Media — 1.02%
	Baker & Taylor Acquisitions Corp., 12.00%, 9/28/2016	5,000,000	4,990,000
[d]	Mood Media Corp., 7.00%, 5/1/2019	8,751,437	8,554,530

			13,544,530

	REAL ESTATE — 0.42%
	Real Estate Management & Development — 0.42%
	DTZ U.S. Borrowers, Inc., 9.25%, 11/4/2022	5,690,000	5,590,425

			5,590,425

	RETAILING — 0.24%
	Specialty Retail — 0.24%
	Rue21, Inc., 5.63%, 10/9/2020	3,686,997	3,253,775

			3,253,775

	SOFTWARE & SERVICES — 0.46%
	Information Technology Services — 0.46%
[b,c,f]	Valores Corporativos Softtek, S.A. de C.V., 3.38%-6.92%, 8/27/2019	6,181,818	6,150,910

			6,150,910

	TRANSPORTATION — 0.28%
	Airlines — 0.28%
	ET Two LLC, 10.00%, 9/30/2019	395,224	395,224
	ET Three LLC, 10.00%, 9/30/2019	395,224	395,224
[c]	Synergy Aerospace Corp., 6.50%, 3/3/2015	2,932,929	2,929,995

			3,720,443

	UTILITIES — 0.37%
	Electric Utilities — 0.37%
	FirstEnergy Corp., 1.91%, 3/31/2019	5,000,000	4,850,000

			4,850,000

	TOTAL LOAN PARTICIPATIONS (Cost $107,366,496)		106,023,621

	SHORT TERM INVESTMENTS — 6.77%
	Arizona Public Service Co., 0.39%, 1/5/2015	7,657,000	7,656,668
	Atlantic City Electric Co., 0.50%, 1/5/2015	15,000,000	14,999,167
	Bank of New York Tri-Party Repurchase Agreement 0.25% dated 12/31/2014 due 1/2/2015, repurchase price $19,000,264 collateralized by 9 corporate debt securities, having an average coupon of 2.51%, a minimum credit rating of BBB, maturity dates from 1/2/2015 to 4/1/2036, and having an aggregate market value of $20,457,310 at 12/31/2014	19,000,000	19,000,000

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2014 (Unaudited)

	Shares/ Principal Amount	Value

CBS Corp., 0.30%, 1/6/2015	15,000,000	14,999,375
Coca Cola Enterprises, 0.50%, 1/5/2015	9,000,000	8,999,500
Northeast Utilities, 0.20%, 1/2/2015	19,000,000	18,999,894
Spectra Energy Partners, 0.48%, 1/5/2015	5,232,000	5,231,721

TOTAL SHORT TERM INVESTMENTS (Cost $89,886,325)		89,886,325

TOTAL INVESTMENTS — 92.52% (Cost $1,259,502,713)		$1,229,287,786
OTHER ASSETS LESS LIABILITIES — 7.48%		99,408,564

NET ASSETS — 100.00%		$1,328,696,350

Footnote Legend

a	Non-income producing.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2014, the aggregate value of these securities in the Fund’s portfolio was $603,416,884, representing 45.41% of the Fund’s net assets.

c	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees.
d	Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e	Bond in default.
f

Loan commitment of which at December 31, 2014, $6,181,818 of the $8,000,000 par commitment had been funded. At December 31, 2014, the unfunded commitment of $1,818,812 had a fair market value of $1,809,090. The loan commitment matures on August 27, 2019.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ARM	Adjustable Rate Mortgage
AUD	Denominated in Australian Dollars
BRL	Denominated in Brazilian Real
CAD	Denominated in Canadian Dollars
CHL	Denominated in Chilean Peso
CMO	Collateralized Mortgage Obligation
EUR	Denominated in Euros
FCB	Farm Credit Bank
FHA	Insured by Federal Housing Administration
GBP	Denominated in Great Britain Pounds
Mtg	Mortgage
MTN	Medium-Term Note
MXN	Denominated in Mexican Pesos
NOK	Denominated in Norwegian Kroner
Pfd	Preferred Stock
REIT	Real Estate Investment Trust
SEK	Denominated in Swedish Kronor
SPV	Special Purpose Vehicle

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2014 (Unaudited)

Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2014
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	Sell	14,076,000	02/17/2015	17,039,925	$1,772,226	$—
Euro	Buy	6,360,000	02/17/2015	7,699,199	—	(44,470)
Great Britain Pound	Sell	5,135,600	06/11/2015	7,994,239	32,190	—

Total					$1,804,416	$(44,470)

Net unrealized appreciation (depreciation)					$1,759,946

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (ASC 815), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2014, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2014 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended December 31, 2014 was $24,844,137. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

The preceding table of outstanding forward currency contracts with State Street Bank and Trust Company were entered into pursuant to an International Swaps and Derivatives Association (ISDA) Master Agreement. In the event of a default or termination under the ISDA Master Agreement, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other. Because the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in its financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with State Street Bank and Trust Company, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2014 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at December 31, 2014 is $1,759,946, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

At December 31, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,259,502,713

Gross unrealized appreciation on a tax basis	$24,451,598

15

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2014 (Unaudited)

Gross unrealized depreciation on a tax basis	(54,666,525)

Net unrealized appreciation (depreciation) on investments (tax basis)	$(30,214,927)

Valuation Policy and Procedures: The Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. For example, on days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods, which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of

16

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2014 (Unaudited)

investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments).

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2014
	Total	Level 1	Level 2	Level 3(b)

Assets
Investments in Securities*

Common Stock	$20,821,764	$11,217,387	$9,604,377	$
Preferred Stock(a)	23,036,486	11,621,696	11,414,790		-
Asset Backed Securities	119,550,474	-	91,864,481		27,685,993
Corporate Bonds	764,183,467	-	754,017,920		10,165,547
Convertible Bonds	30,825,361	-	30,825,361		-
Municipal Bonds	9,349,907	-	9,349,907		-
U.S. Treasury Securities	2,003,350	2,003,350	-		-
U.S. Government Agencies	12,032,310	-	12,032,310		-
Other Government	50,978,032	-	50,978,032		-
Mortgage Backed	596,689	-	4,674		592,015
Loan Participations	106,023,621	-	94,021,566		12,002,055
Short Term Investments	89,886,325	-	89,886,325		-

Total Investments in Securities	$21,229,287,786	$24,842,433	$1,153,999,743		$50,445,610

Other Financial Instruments**
Forward Currency Contracts	$1,804,416	$-	$1,804,416		$-

Liabilities
Other Financial Instruments**
Forward Currency Contracts	$(44,470)	$-	$(44,470)		$-

17

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2014 (Unaudited)

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

(a) At December 31, 2014, industry classifications for Preferred Stock in Level 2 and Level 3 consist of $8,499,377 in Miscellaneous and $2,915,413 in Telecommunication Services.

(b) In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04 (“ASU No. 2011-04”), unadjusted broker quotes were applied to portfolio securities characterized as Level 3 investments at December 31, 2014. The following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as level 3 investments, where no unadjusted broker quotes were available at December 31, 2014.

	Fair Value at December 31, 2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stock	$0	Terms of plan reorganization	Discount to zero for lack of marketability and company sustainability in question	(N/A) (N/A)

	0
Corporate Bond	4,399,946	Discounted cash flow	Discount rate of cash flows from 3rd party vendor	6.50% (N/A)

	4,399,946
Loan Participations	5,851,145	Discounted cash flow	Discount rate of cash flows from 3rd party vendor	8.50% - 9.30%(8.90%)

	5,851,145
Asset-Backed Securities	8,030,517	Yield method	Yield	3.937% (N/A)

	13,220,379	Discounted cash flow	Discount rate of cash flows from 3rd party vendor	4.00% – 4.60%(4.27%)

	21,250,896
Total	$31,501,990

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended December 31, 2014, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

The Fund’s foreign equity investments were fair valued on December 31, 2014 because the Fund’s market volatility threshold for foreign equities was exceeded on that date. Accordingly the Fund transferred 0.84% of its common stock from Level 1 to Level 2 on that date.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2014 is as follows:

	Asset Backed Securities	Common Stock(b)	Corporate Bonds	Mortgage Backed	Other Securities	Total(c)

Beginning Balance 9/30/2014	$27,741,284	$–	$16,651,104	$806,724	$17,446,134	$62,645,246
Accrued Discounts (Premiums)	2,866	–	18,647	(657)	3,113	23,969
Net Realized Gain (Loss)	4,834	–	(310,469)	(5,023)	(193)	(310,851)
Gross Purchases	–	–	–	–	–	–
Gross Sales	(198,446)	–	(5,925,944)	(198,892)	(5,275,440)	(11,598,722)
Net Change in Unrealized Appreciation(Depreciation)	135,455	–	(267,791)	(10,137)	(171,559)	(314,032)
Transfers into Level 3(a)	–	–	–	–	–	–
Transfers out of Level 3(a)	–	–	–	–	–	–

Ending Balance 12/31/2014	$27,685,993	$–	$10,165,547	$592,015	$12,002,055	$50,445,610

18

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2014 (Unaudited)

(a) Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended December 31, 2014. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b)	Common Stock valued at zero was included in the Level 3 rollforward table at December 31, 2014.

(c) Level 3 investments represent 3.80% of total Net Assets at the period ended December 31, 2014. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

19

SCHEDULE OF INVESTMENTS

Thornburg Value Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 90.44%

	BANKS — 8.85%

	Banks — 7.06%

	Citigroup, Inc.	214,400	$11,601,184

	Citizens Financial Group, Inc.	613,010	15,239,429

	First Republic Bank	196,393	10,236,003

	JPMorgan Chase & Co.	539,040	33,733,123

	Thrifts & Mortgage Finance — 1.79%

[a]	Essent Group Ltd.	698,750	17,964,863

			88,774,602

	CAPITAL GOODS — 4.04%

	Building Products — 0.82%

[a]	Continental Building Products, Inc.	463,500	8,217,855

	Construction & Engineering — 0.95%

[a]	Mastec, Inc.	421,468	9,529,392

	Machinery — 1.51%

	Allison Transmission Holdings, Inc.	447,769	15,179,369

	Trading Companies & Distributors — 0.76%

	Fly Leasing Ltd. ADR	581,340	7,644,621

			40,571,237

	COMMERCIAL & PROFESSIONAL SERVICES — 4.30%

	Commercial Services & Supplies — 2.81%

	Covanta Holding Corp.	704,400	15,503,844

	Rentokil Initial plc	6,737,268	12,686,437

	Professional Services — 1.49%

	Nielsen Holdings N.V.	334,533	14,963,661

			43,153,942

	CONSUMER DURABLES & APPAREL — 3.27%

	Household Durables — 3.27%

[a]	Helen of Troy Ltd.	186,700	12,146,702

[a]	TRI Pointe Homes, Inc.	1,354,071	20,649,583

			32,796,285

	CONSUMER SERVICES — 6.53%

	Diversified Consumer Services — 1.73%

[a]	Nord Anglia Education, Inc.	911,294	17,387,489

	Hotels, Restaurants & Leisure — 4.80%

	Aramark Holdings Corp.	728,948	22,706,730

[a]	Panera Bread Co.	68,740	12,015,752

	Starbucks Corp.	163,790	13,438,970

			65,548,941

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	DIVERSIFIED FINANCIALS — 2.66%

	Capital Markets — 2.66%

	Oaktree Capital Group LLC	203,728	10,559,222

	The Blackstone Group LP	476,957	16,135,456

			26,694,678

	ENERGY — 6.97%

	Energy Equipment & Services — 2.38%

	Frank’s International N.V.	561,091	9,330,944

[a]	Weatherford International Ltd.	1,271,229	14,555,572

	Oil, Gas & Consumable Fuels — 4.59%

[a]	Bankers Petroleum Ltd.	1,129,987	3,170,733

	Chevron Corp.	165,800	18,599,444

	INPEX Corp.	1,076,136	11,980,581

	Total SA	240,800	12,336,665

			69,973,939

	FOOD & STAPLES RETAILING — 0.81%

	Food & Staples Retailing — 0.81%

	Walgreens Boots Alliance, Inc.	106,602	8,123,072

			8,123,072

	FOOD, BEVERAGE & TOBACCO — 4.49%

	Food Products — 4.49%

	Mead Johnson Nutrition Co.	233,873	23,513,591

	Mondelez International, Inc.	593,000	21,540,725

			45,054,316

	HEALTH CARE EQUIPMENT & SERVICES — 6.13%

	Health Care Providers & Services — 3.80%

[a]	Express Scripts Holding Company	450,480	38,142,141

	Health Care Technology — 2.33%

[a]	IMS Health Holdings, Inc.	910,659	23,349,297

			61,491,438

	MATERIALS — 2.27%

	Chemicals — 1.25%

[a]	Orion Engineered Carbons S.A.	737,154	12,524,246

	Metals & Mining — 1.02%

[a]	Horsehead Holding Corp.	650,400	10,295,832

			22,820,078

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 16.19%

	Biotechnology — 3.23%

[a]	Gilead Sciences, Inc.	344,235	32,447,591

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	Life Sciences Tools & Services — 3.95%

	Thermo Fisher Scientific, Inc.	316,072	39,600,661

	Pharmaceuticals — 9.01%

	GlaxoSmithKline plc	753,585	16,167,110

	Perrigo Co. plc	117,499	19,641,133

[b]	Phibro Animal Health Corp.	875,363	27,617,703

	Zoetis, Inc.	627,550	27,003,476

			162,477,674

	REAL ESTATE — 2.05%

	Real Estate Investment Trusts — 2.05%

	Invesco Mortgage Capital, Inc.	648,100	10,019,626

	Two Harbors Investment Corp.	1,048,400	10,504,968

			20,524,594

	RETAILING — 6.41%

	Internet & Catalog Retail — 2.56%

[a]	Amazon.com, Inc.	38,857	12,059,270

[a]	Netflix, Inc.	39,797	13,595,053

	Multiline Retail — 2.39%

	Target Corp.	316,616	24,034,321

	Specialty Retail — 1.46%

[a]	AutoZone, Inc.	23,649	14,641,332

			64,329,976

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.55%

	Semiconductors & Semiconductor Equipment — 0.55%

[a]	Micron Technology, Inc.	158,790	5,559,238

			5,559,238

	SOFTWARE & SERVICES — 6.88%

	Internet Software & Services — 5.32%

[a]	Google, Inc.	34,377	18,096,053

[a]	Marin Software, Inc.	908,014	7,681,798

[a]	VeriSign, Inc.	268,800	15,321,600

[a]	Yahoo!, Inc.	242,471	12,247,210

	Software — 1.56%

	Activision Blizzard, Inc.	778,400	15,684,760

			69,031,421

	TECHNOLOGY HARDWARE & EQUIPMENT — 1.15%

	Electronic Equipment, Instruments & Components — 1.15%

	CDW Corp.	328,590	11,556,510

			11,556,510

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	TELECOMMUNICATION SERVICES — 3.98%

	Diversified Telecommunication Services — 1.98%

[a]	Zayo Group Holdings, Inc.	649,390	19,851,852

	Wireless Telecommunication Services — 2.00%

	China Mobile Ltd.	1,714,797	20,129,368

			39,981,220

	TRANSPORTATION — 1.06%

	Airlines — 1.06%

	American Airlines Group, Inc.	198,860	10,664,862

			10,664,862

	UTILITIES — 1.85%

	Electric Utilities — 1.85%

	ITC Holdings Corp.	458,100	18,520,983

			18,520,983

	TOTAL COMMON STOCK (Cost $708,782,843)		907,649,006

	SHORT TERM INVESTMENTS — 7.87%

	Ameren Illinois Co., 0.52%, 1/6/2015	$15,000,000	14,998,916
	Bank of New York Tri-Party Repurchase Agreement 0.25% dated 12/31/2014 due 1/2/2015, repurchase price $14,000,194 collateralized by 8 corporate debt securities, having an average coupon of 3.84%, a minimum credit rating of BBB-, maturity dates from 1/2/2015 to 3/15/2042, and having an aggregate market value of $14,986,228 at 12/31/2014	14,000,000	14,000,000

	CenterPoint Energy, Inc., 0.60%, 1/5/2015	15,000,000	14,999,000

	Potomac Electric Power, 0.35%, 1/2/2015	15,000,000	14,999,854

	Potomac Electric Power, 0.50%, 1/6/2015	5,000,000	4,999,653

	Union Electric Co., 0.52%, 1/6/2015	15,000,000	14,998,917

	TOTAL SHORT TERM INVESTMENTS (Cost $78,996,340)		78,996,340

	TOTAL INVESTMENTS — 98.31% (Cost $787,779,183)		$986,645,346

	OTHER ASSETS LESS LIABILITIES — 1.69%		16,945,601

	NET ASSETS — 100.00%		$1,003,590,947

  Footnote Legend

a	Non-income producing.

b	Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940 because the Fund’s holding represented 5% or more of the company’s voting securities during the period, are shown below:

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2014 (Unaudited)

Issuer	Shares/Principal September 30, 2014	Gross Additions	Gross Reductions	Shares/Principal December 31, 2014	Market Value December 31, 2014	Investment Income	Realized Gain (Loss)

Phibro Animal Health Corp.	990,148	—	114,785	875,363	$27,617,703	$87,536	$1,513,398

Total non-controlled affiliated issuers - 2.75% of net assets					$27,617,703	$87,536	$1,513,398

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depository Receipt

Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2014
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation

Euro	Buy	1,791,600	05/29/2015	2,170,928	$—	$(60,341)
Euro	Sell	11,666,800	05/29/2015	14,136,964	376,652	—
Japanese Yen	Buy	367,423,400	02/26/2015	3,068,817	—	(9,720)
Japanese Yen	Buy	239,241,600	02/26/2015	1,998,209	—	(261,738)
Japanese Yen	Buy	1,530,358,100	02/26/2015	12,781,954	—	(1,314,673)
Japanese Yen	Sell	3,498,335,100	02/26/2015	29,219,017	4,544,785	—

Total					$4,921,437	$(1,646,472)

Net unrealized appreciation (depreciation)					$3,274,965

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (ASC 815), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2014, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2014 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended December 31, 2014 was $61,568,642. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

The preceding table of outstanding forward currency contracts with State Street Bank and Trust Company were entered into pursuant to an International Swaps and Derivatives Association (ISDA) Master Agreement. In the event of a default or termination under the ISDA Master Agreement, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other. Because the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2014 (Unaudited)

Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in its financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with State Street Bank and Trust Company, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2014 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at December 31, 2014 is $3,274,965, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

At December 31, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$787,779,183

Gross unrealized appreciation on a tax basis	$223,487,833
Gross unrealized depreciation on a tax basis	(24,621,670)

Net unrealized appreciation (depreciation) on investments (tax basis)	$198,866,163

Valuation Policy and Procedures: The Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. For example, on days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2014 (Unaudited)

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods, which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments).

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2014
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$907,649,006	$834,348,845	$73,300,161	$-
Short Term Investments	78,996,340	-	78,996,340	-

Total Investments in Securities	$986,645,346	$834,348,845	$152,296,501	$-

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2014 (Unaudited)

Other Financial Instruments**
Forward Currency Contracts	$4,921,437	$-	$4,921,437	$-

Liabilities
Other Financial Instruments**
Forward Currency Contracts	$(1,646,472)	$-	$(1,646,472)	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended December 31, 2014, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

The Fund’s foreign equity investments were fair valued on December 31, 2014 because the Fund’s market volatility threshold for foreign equities was exceeded on that date. Accordingly the Fund transferred 7.3% of its common stock from Level 1 to Level 2 on that date.

8

SCHEDULE OF INVESTMENTS

Thornburg International Value Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 95.70%

	AUTOMOBILES & COMPONENTS — 4.59%

	Automobiles — 4.59%

	Bayerische Motoren Werke AG	1,580,373	$170,550,978

	Toyota Motor Corp.	6,286,955	391,786,339

			562,337,317

	BANKS — 14.57%

	Banks — 14.57%

	Banco Popular Espanol, S.A.	36,527,260	182,082,167

a	ING Groep N.V.	29,334,612	378,993,176

	Intesa Sanpaolo S.p.A.	137,995,955	400,312,537

	Itau Unibanco Holding SA ADR	4,034,703	52,491,486

	Mitsubishi UFJ Financial Group, Inc.	68,600,628	376,907,249

	Sumitomo Mitsui Trust Holdings, Inc.	103,343,940	395,836,905

			1,786,623,520

	CAPITAL GOODS — 4.83%

	Building Products — 1.66%

	Compagnie de Saint-Gobain	4,810,557	203,779,122

	Construction & Engineering — 1.75%

	Vinci S.A.	3,935,922	214,911,204

	Machinery — 1.42%

	Kubota Corp.	1,875,269	27,219,095

	Pentair Ltd.	2,211,563	146,892,014

			592,801,435

	CONSUMER DURABLES & APPAREL — 4.86%

	Household Durables — 3.34%

	Sony Corp.	20,066,352	409,539,215

	Textiles, Apparel & Luxury Goods — 1.52%

	LVMH Moet Hennessy Louis Vuitton SA	1,178,835	186,729,451

			596,268,666

	CONSUMER SERVICES — 0.36%

	Hotels, Restaurants & Leisure — 0.36%

	Yum! Brands, Inc.	609,922	44,432,818

			44,432,818

	DIVERSIFIED FINANCIALS — 7.02%

	Capital Markets — 3.35%

	UBS Group AG	23,938,458	411,494,917

	Diversified Financial Services — 3.67%

	Hong Kong Exchanges & Clearing Ltd.	17,435,784	384,924,978

	Japan Exchange Group, Inc.	2,787,141	64,971,523

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

			861,391,418

	ENERGY — 6.88%

	Energy Equipment & Services — 1.38%

	Schlumberger Ltd.	1,986,702	169,684,218

	Oil, Gas & Consumable Fuels — 5.50%

	BG Group plc	14,528,499	194,416,035

	Royal Dutch Shell plc ADR	2,535,196	169,731,372

	Total SA	6,045,648	309,730,620

			843,562,245

	FOOD, BEVERAGE & TOBACCO — 3.78%

	Beverages — 0.88%

	SABMiller plc	2,060,929	107,438,586

	Food Products — 0.97%

	Nestle SA	1,641,759	119,685,848

	Tobacco — 1.93%

	Japan Tobacco, Inc.	8,591,744	236,468,556

			463,592,990

	INSURANCE — 2.29%

	Insurance — 2.29%

	AIA Group Ltd.	16,349,587	89,862,092

	Aviva plc	25,349,911	190,463,431

			280,325,523

	MATERIALS — 1.13%

	Metals & Mining — 1.13%

	Rio Tinto plc	2,992,919	137,964,768

			137,964,768

	MEDIA — 3.20%

	Media — 3.20%

[a]	Grupo Televisa, S.A.B.	1,604,411	54,646,239

[a]	Liberty Global plc	6,988,434	337,611,246

			392,257,485

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 12.40%

	Biotechnology — 2.07%

[a]	Gilead Sciences, Inc.	1,841,072	173,539,447

	Grifols, S.A.	2,010,347	80,219,942

	Pharmaceuticals — 10.33%

[a]	Actavis plc	119,954	30,877,359

	Novartis AG	4,405,416	408,573,594

	Novo Nordisk A/S	5,884,022	248,892,716

	Perrigo Co. plc	1,266,776	211,754,276

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	Roche Holding AG	1,356,242	367,463,179

			1,521,320,513

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.34%

	Semiconductors & Semiconductor Equipment — 6.34%

	ARM Holdings plc	10,407,083	159,877,574

[a]	NXP Semiconductors N.V.	4,062,009	310,337,487

	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,736,700	307,427,346

			777,642,407

	SOFTWARE & SERVICES — 8.38%

	Information Technology Services — 1.91%

	Amadeus IT Holding SA	5,901,500	235,040,999

	Internet Software & Services — 6.47%

[a]	Alibaba Group Holding Ltd. ADR	2,801,515	291,189,469

[a]	Baidu, Inc. ADR	972,189	221,629,927

	Tencent Holdings Ltd.	19,384,769	280,476,708

			1,028,337,103

	TELECOMMUNICATION SERVICES — 11.89%

	Diversified Telecommunication Services — 4.08%

	BT Group plc	24,573,077	152,846,024

	Nippon Telegraph & Telephone Corp.	5,331,294	272,336,344

	Telefonica Brasil SA ADR	4,281,306	75,693,490

	Wireless Telecommunication Services — 7.81%

	America Movil SAB de C.V. ADR	8,070,715	179,008,459

	China Mobile Ltd.	36,451,818	427,894,408

	Vodafone Group plc ADR	10,271,052	350,961,847

			1,458,740,572

	TRANSPORTATION — 1.27%

	Road & Rail — 1.27%

	Canadian National Railway Co.	2,265,098	156,010,623

			156,010,623

	UTILITIES — 1.91%

	Electric Utilities — 0.26%

	Korea Electric Power Corp.	820,494	31,616,084

	Multi-Utilities — 1.65%

	National Grid plc	14,270,820	202,492,767

			234,108,851

	TOTAL COMMON STOCK (Cost $10,222,091,015)		11,737,718,254

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	December 31, 2014 (Unaudited)

	Shares/ Principal Amount	Value

SHORT TERM INVESTMENTS — 0.65%

Bank of New York Tri-Party Repurchase Agreement 0.25% dated 12/31/2014 due 1/2/2015, repurchase price $35,000,486 collateralized by 29 corporate debt securities, having an average coupon of 4.74%, a minimum credit rating of BBB-, maturity dates from 1/2/2015 to 3/15/2045, and having an aggregate market value of $37,497,233 at 12/31/2014	$35,000,000	35,000,000

Hasbro, Inc., 0.40%, 1/5/2015	30,000,000	29,998,667

Potomac Electric Power, 0.35%, 1/2/2015	5,000,000	4,999,951

Southern California Edison, 0.30%, 1/2/2015	10,000,000	9,999,917

TOTAL SHORT TERM INVESTMENTS (Cost $79,998,535)		79,998,535

TOTAL INVESTMENTS — 96.35% (Cost $10,302,089,550)		$11,817,716,789

OTHER ASSETS LESS LIABILITIES — 3.65%		448,170,880

NET ASSETS — 100.00%		$12,265,887,669

Footnote Legend

a	Non-income producing.

____________________________________________________________________________________________

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depository Receipt
ARM	Adjustable Rate Mortgage

	Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2014
		Contract	Counter	Contract	Value	Unrealized	Unrealized
Contract Description	Buy/Sell	Amount	party(a)	Value Date	USD	Appreciation	Depreciation
Euro	Sell	1,461,814,600	SSB	04/28/2015	1,770,729,634	$85,584,872	$—
Great Britain Pound	Sell	486,040,600	BBH	03/24/2015	757,068,239	1,622,182	—
Japanese Yen	Sell	155,973,836,900	SSB	04/02/2015	1,303,226,609	122,350,681	—
Japanese Yen	Sell	27,062,472,600	SSB	04/02/2015	226,118,271	12,578,389	—
Japanese Yen	Sell	25,093,093,800	SSB	04/02/2015	209,663,288	—	(2,769,830)
Japanese Yen	Buy	40,280,952,800	SSB	04/02/2015	336,564,199	—	(33,620,915)

Total						$222,136,124	$(36,390,745)

Net unrealized appreciation (depreciation)						$185,745,379

(a)	Counterparties include State Street Bank and Trust Company (SSB) and Brown Brothers Harriman & Co. (BBH).

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (ASC 815), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2014, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	December 31, 2014 (Unaudited)

exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2014 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended December 31, 2014 was $4,852,065,847. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

The preceding table of outstanding forward currency contracts with State Street Bank and Trust Company (SSB) were entered into pursuant to an International Swaps and Derivatives Association (ISDA) Master Agreement. The foregoing forward currency contracts with Brown Brothers Harriman & Co. (BBH) were entered into pursuant to a written agreement with BBH. In the event of a default or termination under either the ISDA Master Agreement with SSB or the agreement with BBH, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other. Because the ISDA Master Agreement and the Agreement with BBH do not result in an offset of reported amounts of financial assets and financial liabilities unless there has been an event of default or termination event under such agreements, the Fund does not net its outstanding forward currency contracts for the purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in the financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2014 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at December 31, 2014 is $185,745,379 ($184,123,197 attributable to the Fund’s contracts with SSB, and $1,622,182 attributable to the Fund’s contracts with BBH), and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

At December 31, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$10,302,089,550

Gross unrealized appreciation on a tax basis	$2,269,551,104
Gross unrealized depreciation on a tax basis	(753,923,865)

Net unrealized appreciation (depreciation) on investments (tax basis)	$1,515,627,239

Valuation Policy and Procedures: The Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	December 31, 2014 (Unaudited)

Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. For example, on days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods, which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	December 31, 2014 (Unaudited)

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments).

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2014
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$11,737,718,254	$3,695,414,040	$8,042,304,214	$-
Short Term Investments	79,998,535	-	79,998,535	-

Total Investments in Securities	$11,817,716,789	$3,695,414,040	$8,122,302,749	$-
Other Financial Instruments**
Forward Currency Contracts	$222,136,125	$-	$222,136,125	$-
Spot Currency	$428	$428	$-	$-

Liabilities
Other Financial Instruments**
Forward Currency Contracts	$(36,390,745)	$-	$(36,390,745)	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2014, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

The Fund’s foreign equity investments were fair valued on December 31, 2014 because the Fund’s market volatility threshold for foreign equities was exceeded on that date. Accordingly the Fund transferred 65.57% of its common stock from Level 1 to Level 2 on that date.

7

SCHEDULE OF INVESTMENTS

Thornburg Core Growth Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 92.03%
	AUTOMOBILES & COMPONENTS — 1.82%
	Auto Components — 1.82%
	Gentex Corp.	451,398	$16,309,010

			16,309,010

	CAPITAL GOODS — 3.43%
	Electrical Equipment — 1.59%
	Acuity Brands, Inc.	102,001	14,287,280
	Machinery — 1.84%
[a]	Proto Labs, Inc.	245,679	16,499,802

			30,787,082

	COMMERCIAL & PROFESSIONAL SERVICES — 8.67%
	Commercial Services & Supplies — 2.10%
[a]	Stericycle, Inc.	143,480	18,807,358
	Professional Services — 6.57%
	Experian plc	1,196,434	20,168,232
[a]	The Advisory Board Co.	466,044	22,826,835
[a]	Verisk Analytics, Inc.	249,871	16,004,238

			77,806,663

	CONSUMER SERVICES — 3.75%
	Diversified Consumer Services — 1.64%
[a]	LifeLock, Inc.	796,951	14,751,563
	Hotels, Restaurants & Leisure — 2.11%
	Las Vegas Sands Corp.	324,633	18,880,655

			33,632,218

	DIVERSIFIED FINANCIALS — 12.55%
	Capital Markets — 8.97%
[a]	Affiliated Managers Group, Inc.	125,878	26,716,347
	Charles Schwab Corp.	733,732	22,151,369
	Financial Engines, Inc.	214,338	7,834,054
	Virtus Investment Partners, Inc.	79,247	13,510,821
	WisdomTree Investments, Inc.	656,403	10,289,117
	Consumer Finance — 3.58%
	Cash America International, Inc.	616,526	13,945,818
[a]	PRA Group, Inc.	314,302	18,207,515

			112,655,041

	ENERGY — 1.63%
	Energy Equipment & Services — 0.75%
	Helmerich & Payne, Inc.	100,905	6,803,015
	Oil, Gas & Consumable Fuels — 0.88%
[a]	Concho Resources, Inc.	79,062	7,886,435

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

			14,689,450

	FOOD & STAPLES RETAILING — 2.64%
	Food & Staples Retailing — 2.64%
[a]	Diplomat Pharmacy, Inc.	94,540	2,587,560
[a]	Sprouts Farmers Market, Inc.	622,138	21,140,249

			23,727,809

	FOOD, BEVERAGE & TOBACCO — 2.22%
	Beverages — 2.22%
[a]	Monster Beverage Corp.	183,751	19,909,421

			19,909,421

	HEALTH CARE EQUIPMENT & SERVICES — 3.79%
	Health Care Equipment & Supplies — 1.00%
[a]	Novadaq Technologies, Inc.	540,519	8,983,426
	Health Care Providers & Services — 2.79%
[a]	Catamaran Corp.	484,110	25,052,692

			34,036,118

	MEDIA — 1.81%
	Media — 1.81%
[a]	Sirius XM Holdings, Inc.	4,635,400	16,223,900

			16,223,900

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 9.21%
	Biotechnology — 5.10%
[a]	Alexion Pharmaceuticals, Inc.	93,601	17,318,993
[a]	Biogen Idec, Inc.	45,374	15,402,204
[a]	Gilead Sciences, Inc.	138,675	13,071,506
	Pharmaceuticals — 4.11%
[a]	Actavis plc	59,693	15,365,575
	Perrigo Co. plc	128,560	21,490,089

			82,648,367

	RETAILING — 10.32%
	Distributors — 2.12%
[a]	LKQ Corp.	675,459	18,993,907
	Internet & Catalog Retail — 5.97%
[a]	Amazon.com, Inc.	97,414	30,232,435
[a]	Netflix, Inc.	24,179	8,259,788
[a]	priceline.com, Inc.	13,272	15,132,867
	Multiline Retail — 1.27%
[a]	Dollar Tree, Inc.	162,165	11,413,173
	Specialty Retail — 0.96%
[a]	Lumber Liquidators Holdings, Inc.	129,800	8,607,038

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

			92,639,208

	SOFTWARE & SERVICES — 24.62%
	Information Technology Services — 5.93%
[a]	Vantiv, Inc. Class A	719,330	24,399,674
	Visa, Inc.	110,022	28,847,768
	Internet Software & Services — 8.59%
[a]	eBay, Inc.	208,804	11,718,081
[a]	Google, Inc. Class A	19,376	10,282,068
[a]	Google, Inc. Class C	26,822	14,119,101
[a]	LinkedIn Corp.	70,930	16,293,330
[a]	Web.com Group, Inc.	477,620	9,070,004
[a]	Yelp, Inc.	284,744	15,584,039
	Software — 10.10%
[a]	ANSYS, Inc.	238,200	19,532,400
[a]	Fleetmatics Group plc	462,970	16,430,805
	Pegasystems, Inc.	484,926	10,071,913
	Solera Holdings, Inc.	405,045	20,730,203
[a]	Splunk, Inc.	168,009	9,904,131
[a]	Workday, Inc.	171,915	14,029,983

			221,013,500

	TECHNOLOGY HARDWARE & EQUIPMENT — 5.57%
	Communications Equipment — 1.99%
[a]	CalAmp Corp.	482,381	8,827,572
	Qualcomm, Inc.	121,698	9,045,812
	Electronic Equipment, Instruments & Components — 1.98%
[a]	IPG Photonics Corp.	236,575	17,724,199
	Technology, Hardware, Storage & Peripherals — 1.60%
[a]	Stratasys Ltd.	173,136	14,389,333

			49,986,916

	TOTAL COMMON STOCK (Cost $641,925,331)		826,064,703

	SHORT TERM INVESTMENTS — 5.24%
	Ameren Illinois Co., 0.52%, 1/6/2015	$5,000,000	4,999,639
	Arizona Public Service Co., 0.39%, 1/5/2015	5,000,000	4,999,783
	Bank of New York Tri-Party Repurchase Agreement 0.25% dated 12/31/2014 due 1/2/2015, repurchase price $13,000,181 collateralized by 7 corporate debt securities, having an average coupon of 4.85%, a minimum credit rating of BBB-, maturity dates from 1/2/2015 to 3/15/2042, and having an aggregate market value of $13,873,605 at 12/31/2014	13,000,000	13,000,000
	CenterPoint Energy, Inc., 0.60%, 1/5/2015	5,000,000	4,999,667
	Potomac Electric Power, 0.50%, 1/6/2015	9,000,000	8,999,375
	Union Electric Co., 0.52%, 1/6/2015	10,000,000	9,999,278

	TOTAL SHORT TERM INVESTMENTS (Cost $46,997,742)		46,997,742

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	December 31, 2014 (Unaudited)

	Shares/ Principal Amount	Value

TOTAL INVESTMENTS — 97.27% (Cost $688,923,073)		$873,062,445

OTHER ASSETS LESS LIABILITIES — 2.73%		24,516,922

NET ASSETS — 100.00%		$897,579,367

Footnote Legend

a     Non-income producing.

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (ASC 815), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815.

During the period ended December 31, 2014, the Fund did not invest in any derivative financial instruments of the type addressed by ASC 815.

At December 31, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$688,923,073

Gross unrealized appreciation on a tax basis	$197,443,679
Gross unrealized depreciation on a tax basis	(13,304,307)

Net unrealized appreciation (depreciation) on investments (tax basis)	$184,139,372

Valuation Policy and Procedures: The Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	December 31, 2014 (Unaudited)

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. For example, on days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods, which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation. Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments).

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2014.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	December 31, 2014 (Unaudited)

In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2014
	Total	Level 1	Level 2	Level 3
Assets
Investments in Securities*

Common Stock	$826,064,703	$805,896,471	$20,168,232	$-
Short Term Investments	46,997,742	-	46,997,742	-

Total Investments in Securities	$873,062,445	$805,896,471	$67,165,974	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2014, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

The Fund’s foreign equity investments were fair valued on December 31, 2014 because the Fund’s market volatility threshold for foreign equities was exceeded on that date. Accordingly the Fund transferred 2.25% of its common stock from Level 1 to Level 2 on that date.

6

SCHEDULE OF INVESTMENTS

Thornburg International Growth Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 96.33%

	CAPITAL GOODS — 1.12%

	Machinery — 1.12%

[a,b]	Arcam AB	989,862	$18,270,990

			18,270,990

	COMMERCIAL & PROFESSIONAL SERVICES — 7.98%

	Commercial Services & Supplies — 3.06%

	Edenred	1,159,042	32,054,447

	Mineral Resources Ltd.	2,949,019	18,047,058

	Professional Services — 4.92%

	Experian plc	2,663,857	44,904,513

	Intertek Group plc	984,577	35,633,813

			130,639,831

	CONSUMER DURABLES & APPAREL — 5.15%

	Textiles, Apparel & Luxury Goods — 5.15%

	Eclat Textile Co. Ltd.	2,069,865	20,802,975

	Gildan Activewear, Inc.	549,673	31,084,008

[b]	Lululemon Athletica, Inc.	579,601	32,335,940

			84,222,923

	CONSUMER SERVICES — 5.56%

	Hotels, Restaurants & Leisure — 5.56%

	Domino’s Pizza Group plc	2,301,366	25,127,194

	Galaxy Entertainment Group Ltd.	6,021,433	33,459,374

	Sands China Ltd.	6,663,783	32,482,778

			91,069,346

	DIVERSIFIED FINANCIALS — 12.18%

	Capital Markets — 8.82%

	Hargreaves Lansdown plc	2,268,748	35,498,849

	Nomura Holdings, Inc.	5,714,751	32,339,976

	Partners Group Holding AG	139,323	40,534,218

	Schroders plc	866,246	36,003,149

	Consumer Finance — 1.64%

[b]	First Cash Financial Services, Inc.	480,461	26,747,264

	Diversified Financial Services — 1.72%

	BM&F Bovespa SA	7,603,503	28,174,894

			199,298,350

	ENERGY — 2.84%

	Oil, Gas & Consumable Fuels — 2.84%

	Canadian Oil Sands Ltd.	2,203,700	19,764,636

[b]	Lundin Petroleum AB	1,870,887	26,773,063

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

			46,537,699

	FOOD & STAPLES RETAILING — 1.93%

	Food & Staples Retailing — 1.93%

	Wal-Mart de Mexico SAB de C.V.	14,700,495	31,615,468

			31,615,468

	FOOD, BEVERAGE & TOBACCO — 1.63%

	Tobacco — 1.63%

	ITC Ltd.	4,570,396	26,624,219

			26,624,219

	HEALTH CARE EQUIPMENT & SERVICES — 2.90%

	Health Care Providers & Services — 2.90%

[b]	Catamaran Corp.	915,959	47,400,878

			47,400,878

	INSURANCE — 2.11%

	Insurance — 2.11%

	St. James’s Place plc	2,736,831	34,508,391

			34,508,391

	MEDIA — 4.16%

	Media — 4.16%

	REA Group Ltd.	659,810	24,191,386

	Rightmove plc	1,256,800	43,828,595

			68,019,981

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 10.66%

	Biotechnology — 4.03%

	Abcam plc	3,522,310	25,514,710

	Grifols, S.A.	1,014,599	40,486,081

	Life Sciences Tools & Services — 1.69%

	Eurofins Scientific	108,208	27,620,308

	Pharmaceuticals — 4.94%

	Perrigo Co. plc	250,992	41,955,823

[b]	Valeant Pharmaceuticals International, Inc.	272,196	38,953,969

			174,530,891

	REAL ESTATE — 1.45%

	Real Estate Management & Development — 1.45%

	Foxtons Group plc	9,484,915	23,664,722

			23,664,722

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	RETAILING — 5.37%

	Internet & Catalog Retail — 5.37%

[b]	ASOS plc	556,021	22,106,162

[b]	boohoo.com plc	40,700,601	24,855,303

[b]	priceline.com, Inc.	35,905	40,939,240

			87,900,705

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.95%

	Semiconductors & Semiconductor Equipment — 1.95%

	ARM Holdings plc	2,078,418	31,929,449

			31,929,449

	SOFTWARE & SERVICES — 20.29%

	Information Technology Services — 8.70%

	MasterCard, Inc.	590,308	50,860,937

[b]	Optimal Payments plc	8,096,629	42,976,603

	QIWI plc ADR	669,111	13,509,351

	Wirecard AG	803,652	35,042,535

	Internet Software & Services — 5.84%

[b]	Alibaba Group Holding Ltd. ADR	251,166	26,106,194

[b]	Baidu, Inc. ADR	111,718	25,468,353

	Kakaku.com, Inc.	2,250,924	32,203,282

[b]	Yandex NV	652,365	11,716,475

	Software — 5.75%

	Constellation Software, Inc.	155,561	46,253,221

[b]	Fleetmatics Group plc	268,540	9,530,484

	Solera Holdings, Inc.	749,209	38,344,517

			332,011,952

	TECHNOLOGY HARDWARE & EQUIPMENT — 7.53%

	Electronic Equipment, Instruments & Components — 5.90%

[b]	Avigilon Corp.	1,951,802	32,222,037

	Hexagon AB	973,010	30,016,888

	Ingenico S.A.	325,101	34,245,611
	Technology, Hardware, Storage & Peripherals — 1.63%

[b]	Stratasys Ltd.	321,591	26,727,428

			123,211,964

	TRANSPORTATION — 1.52%

	Airlines — 1.52%

	Copa Holdings SA	239,473	24,818,982

			24,818,982

	TOTAL COMMON STOCK (Cost $1,518,344,260)		1,576,276,741

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2014 (Unaudited)

	Shares/ Principal Amount	Value

SHORT TERM INVESTMENTS — 1.46%
Bank of New York Tri-Party Repurchase Agreement 0.25% dated 12/31/2014 due 1/2/2015, repurchase price $24,000,333 collateralized by 16 corporate debt securities, having an average coupon of 4.00%, a minimum credit rating of BBB-, maturity dates from 1/2/2015 to 9/30/2043, and having an aggregate market value of $25,804,216 at 12/31/2014	$24,000,000	24,000,000

TOTAL SHORT TERM INVESTMENTS (Cost $24,000,000)		24,000,000

TOTAL INVESTMENTS — 97.79% (Cost $1,542,344,260)		$1,600,276,741
OTHER ASSETS LESS LIABILITIES — 2.21%		36,085,579

NET ASSETS — 100.00%		$1,636,362,320

  Footnote Legend

(a)	Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940 because the Fund’s holding represented 5% or more of the company’s voting securities during the period, are shown below:

Issuer	Shares/Principal September 30, 2014	Gross Additions	Gross Reductions	Shares/Principal December 31, 2014	Market Value December 31, 2014	Investment Income	Realized Gain (Loss)
Arcam AB*	903,016	86,846	—	989,862	$18,270,990	$—	$—

Total non-controlled affiliated issuers - 1.12% of net assets					$18,270,990	$—	$—

*Issuers not affiliated at September 30, 2014.

b	Non-income producing.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depository Receipt
ARM	Adjustable Rate Mortgage

Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2014
		Contract	Contract	Value	Unrealized	Unrealized
Contract Description	Buy/Sell	Amount	Value Date	USD	Appreciation	Depreciation
Euro	Sell	46,456,900	03/12/2015	56,249,558	$3,894,938	$—
Euro	Sell	13,739,600	03/12/2015	16,635,773	547,631	—
Euro	Buy	24,008,800	03/12/2015	29,069,619	—	(1,514,711)
Great Britain Pound	Sell	69,914,600	01/21/2015	108,955,256	10,327,442	—
Japanese Yen	Sell	8,239,226,400	05/20/2015	68,881,562	2,004,480	—
Japanese Yen	Buy	2,386,687,800	05/20/2015	19,953,182	—	(114,992)

Total					$16,774,491	$(1,629,703)

Net unrealized appreciation (depreciation)					$15,144,788

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (ASC 815), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2014 (Unaudited)

Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2014, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2014 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended December 31, 2014 was $232,340,036. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

The preceding table of outstanding forward currency contracts with State Street Bank and Trust Company were entered into pursuant to an International Swaps and Derivatives Association (ISDA) Master Agreement. In the event of a default or termination under the ISDA Master Agreement, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other. Because the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in its financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with State Street Bank and Trust Company, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2014 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at December 31, 2014 is $15,144,788, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

At December 31, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,542,344,260

Gross unrealized appreciation on a tax basis	$198,618,654
Gross unrealized depreciation on a tax basis	(140,686,173)

Net unrealized appreciation (depreciation) on investments (tax basis)	$57,932,481

Valuation Policy and Procedures: The Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2014 (Unaudited)

Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. For example, on days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods, which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2014 (Unaudited)

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments).

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2014
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*

Common Stock	$1,576,276,741	$644,530,099	$931,746,642	$-
Short Term Investments	24,000,000	-	24,000,000	-

Total Investments in Securities	$1,600,276,741	$644,530,099	$955,746,642	$-

Other Financial Instruments**
Forward Currency Contracts	$16,774,491	$-	$16,774,491	$-

Liabilities
Other Financial Instruments**
Forward Currency Contracts	$(1,629,703)	$-	$(1,629,703)	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2014, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

The Fund’s foreign equity investments were fair valued on December 31, 2014 because the Fund’s market volatility threshold for foreign equities was exceeded on that date. Accordingly the Fund transferred 56.9% of its common stock from Level 1 to Level 2 on that date.

7

SCHEDULE OF INVESTMENTS

Thornburg Investment Income Builder Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 87.55%
	AUTOMOBILES & COMPONENTS — 0.67%
	Automobiles — 0.67%
	Toyota Motor Corp.	2,001,000	$124,697,006

			124,697,006

	BANKS — 5.87%
	Banks — 5.87%
	Bank of China Ltd.	100,656,000	56,495,097
	Banque Cantonale Vaudoise	44,400	23,987,517
	DBS Group Holdings Ltd.	11,113,900	172,057,930
	Industrial and Commercial Bank of China Ltd.	74,878,000	54,675,303
	JPMorgan Chase & Co.	10,664,000	667,353,120
	Liechtensteinische Landesbank AG	1,150,000	45,948,550
	St. Galler Kantonalbank AG	78,741	28,591,331
	Standard Chartered plc	2,551,200	38,155,479

			1,087,264,327

	CAPITAL GOODS — 2.83%
	Construction & Engineering — 1.68%
	Vinci S.A.	5,697,895	311,119,344
	Industrial Conglomerates — 1.15%
	Hopewell Holdings Ltd.	39,309,840	143,092,735
	NWS Holdings Ltd.	38,000,000	69,506,112

			523,718,191

	CONSUMER DURABLES & APPAREL — 0.26%
	Textiles, Apparel & Luxury Goods — 0.26%
	Coach, Inc.	1,301,600	48,888,096

			48,888,096

	CONSUMER SERVICES — 1.48%
	Hotels, Restaurants & Leisure — 1.48%
	Sands China Ltd.	12,374,000	60,317,375
	SJM Holdings Ltd.	15,555,000	24,471,454
	Wynn Macau Ltd.	20,015,600	55,968,325
	Wynn Resorts Ltd.	900,000	133,884,000

			274,641,154

	DIVERSIFIED FINANCIALS — 7.85%
	Capital Markets — 5.74%
	Aberdeen Asset Management plc	6,940,000	46,372,746
	Apollo Global Management, LLC	4,250,000	100,215,000
[a]	Apollo Investment Corp.	17,500,000	129,850,000
	Ares Capital Corp.	11,828,600	184,585,303
	GAM Holding AG	4,865,982	87,480,548

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	KKR & Co. LP	8,025,000	186,260,250
	Och-Ziff Capital Management Group, LLC	8,400,000	98,112,000
[a]	Solar Capital Ltd.	4,607,900	82,988,279
	The Blackstone Group LP	4,334,000	146,619,220
	Diversified Financial Services — 2.11%
	CME Group, Inc.	4,413,250	391,234,613

			1,453,717,959

	ENERGY — 7.93%
	Energy Equipment & Services — 0.72%
	Ensco plc	2,600,000	77,870,000
	Helmerich & Payne, Inc.	821,475	55,383,844
	Oil, Gas & Consumable Fuels — 7.21%
	Canadian Oil Sands Ltd.	18,293,400	164,070,604
[b]	Halcon Resources Corp.	52,485	93,423
	HollyFrontier Corp.	3,204,700	120,112,156
	Husky Energy, Inc.	9,322,100	220,655,664
	Kinder Morgan, Inc.	4,776,000	202,072,560
	Royal Dutch Shell plc ADR	5,527,600	370,072,820
	Statoil ASA	4,482,700	78,926,163
	The Williams Companies, Inc.	1,908,300	85,759,002
	Total SA	1,848,400	94,697,223
[b,c]	TPT Acquisition, Inc.	163,790	0

			1,469,713,459

	FOOD & STAPLES RETAILING — 2.27%
	Food & Staples Retailing — 2.27%
	Koninklijke Ahold NV	8,498,238	151,037,966
	Walgreens Boots Alliance, Inc.	3,528,906	268,902,637

			419,940,603

	FOOD, BEVERAGE & TOBACCO — 4.16%
	Beverages — 0.37%
	Ambev SA ADR	11,054,700	68,760,234
	Food Products — 1.16%
	Nestle SA	2,948,600	214,955,843
	Tobacco — 2.63%
	British American Tobacco plc	1,090,600	59,100,645
	Korean Tobacco & Ginseng Corp.	2,165,001	150,323,232
	Lorillard, Inc.	3,292,100	207,204,774
	Philip Morris International	855,000	69,639,750

			769,984,478

	HOUSEHOLD & PERSONAL PRODUCTS — 0.68%
	Household Products — 0.68%
	Reckitt Benckiser plc	1,552,500	125,743,085

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

			125,743,085

	INSURANCE — 2.33%
	Insurance — 2.33%
	Allianz SE	451,070	74,708,997
	Gjensidige Forsikring ASA	4,567,476	74,529,285
	Munich Re	497,615	99,093,752
	Scor SE	1,627,282	49,307,177
	Zurich Financial Services AG	431,493	134,842,552

			432,481,763

	MATERIALS — 2.51%
	Chemicals — 1.10%
	LyondellBasell Industries NV	1,532,300	121,649,297
	Saudi Basic Industries Corp.	2,403,748	53,488,510
	Yanbu National Petrochemical Co.	2,218,322	28,163,162
	Metals & Mining — 1.41%
[b]	Jaguar Mining, Inc.	797,101	221,594
	MMC Norilsk Nickel JSC ADR	5,962,500	84,786,750
	Nucor Corp.	3,615,600	177,345,180

			465,654,493

	MEDIA — 0.47%
	Media — 0.47%
	Wolters Kluwer N.V.	2,845,800	86,840,161

			86,840,161

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 6.30%
	Pharmaceuticals — 6.30%
[b]	Indivior plc	1,552,500	3,615,074
	Novartis AG	3,936,800	365,112,517
	Pfizer, Inc.	7,558,600	235,450,390
	Roche Holding AG	1,183,400	320,632,989
	Sanofi	2,650,900	241,683,720

			1,166,494,690

	REAL ESTATE — 6.81%
	Real Estate Investment Trusts — 6.81%
	American Realty Capital Properties, Inc.	3,025,000	27,376,250
	Capstead Mortgage Corp.	3,250,000	39,910,000
	Chimera Investment Corp.	30,650,300	97,467,954
	Crown Castle International Corp.	2,324,600	182,946,020
	Digital Realty Trust, Inc.	1,289,600	85,500,480
[a]	Dynex Capital, Inc.	5,062,000	41,761,500
[a]	Invesco Mortgage Capital, Inc.	9,500,000	146,870,000
[a]	MFA Financial, Inc.	27,551,518	220,136,629
	Senior Housing Properties Trust	4,670,000	103,253,700

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	Two Harbors Investment Corp.	15,800,000	158,316,000
[a]	Washington REIT	5,721,000	158,242,860

			1,261,781,393

	RETAILING — 3.10%
	Specialty Retail — 3.10%
	Staples, Inc.	14,633,800	265,164,456
	The Home Depot, Inc.	2,938,000	308,401,860

			573,566,316

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.42%
	Semiconductors & Semiconductor Equipment — 2.42%
	Intel Corp.	7,624,500	276,693,105
	Taiwan Semiconductor Manufacturing Co., Ltd.	39,144,000	172,447,773

			449,140,878

	SOFTWARE & SERVICES — 0.69%
	Software — 0.69%
	Microsoft Corp.	2,745,000	127,505,250

			127,505,250

	TECHNOLOGY HARDWARE & EQUIPMENT — 2.34%
	Communications Equipment — 1.24%
	Qualcomm, Inc.	3,104,000	230,720,320
	Technology, Hardware, Storage & Peripherals — 1.10%
	Apple, Inc.	1,838,500	202,933,630

			433,653,950

	TELECOMMUNICATION SERVICES — 16.67%
	Diversified Telecommunication Services — 9.38%
	AT&T, Inc.	4,786,300	160,771,817
	BT Group plc	29,032,284	180,582,561
	Singapore Telecommunications Ltd.	79,454,600	232,997,908
	Swisscom AG	448,100	235,134,765
	TDC A/S	33,047,600	252,050,839
	Telefonica Brasil SA ADR	10,650,638	188,303,280
	Telenor ASA	10,016,800	202,625,982
	Telstra Corp., Ltd.	19,232,300	93,369,457
	Vivendi	7,700,968	191,681,169
	Wireless Telecommunication Services — 7.29%
	America Movil SAB de C.V. ADR	8,970,000	198,954,600
	China Mobile Ltd.	46,052,570	540,594,085
	MegaFon OAO	3,278,300	45,174,974
	MegaFon OAO GDR	2,035,900	28,054,702
	Mobile TeleSystems ADR	3,711,900	26,651,442
	Philippine Long Distance Telephone Co.	514,935	33,230,993
[b]	Turkcell Iletisim Hizmetleri AS	19,068,300	116,364,045

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	Vodafone Group plc	105,878,924	363,019,253

			3,089,561,872

	TRANSPORTATION — 4.23%
	Air Freight & Logistics — 0.99%
	United Parcel Service, Inc.	1,648,900	183,308,213
	Road & Rail — 0.35%
	Daqin Railway Co., Ltd.	37,973,772	65,003,459
	Transportation Infrastructure — 2.89%
	Atlantia S.p.A.	12,709,402	295,391,311
	China Merchants Holdings International Co., Ltd.	26,370,830	88,407,119
	Hopewell Highway Infrastructure Ltd.	1,965,492	984,830
	Jiangsu Express Co., Ltd.	45,798,000	54,527,735
	Santos Brasil Participacoes S.A.	5,341,150	28,316,293
	Sydney Airport	17,927,254	68,634,369

			784,573,329

	UTILITIES — 5.68%
	Electric Utilities — 3.43%
	Duke Energy Corp.	2,466,600	206,059,764
	EDP - Energias do Brasil SA	14,054,100	47,425,053
	Electricite de France SA	5,982,401	164,685,862
	Endesa, S.A.	973,900	19,496,797
	Entergy Corp.	1,057,200	92,483,856
	Mighty River Power Ltd.	24,617,100	57,091,297
	Terna Rete Elettrica Nazionale S.p.A.	10,826,921	49,177,692
	Gas Utilities — 0.58%
	Enagas SA	2,648,600	83,539,566
	Snam S.p.A.	4,751,704	23,517,224
	Independent Power & Renewable Electricity Producers — 0.54%
	China Resources Power Holdings Co.	13,184,000	33,880,973
	Huaneng Power International, Inc.	48,457,000	65,602,142
	Multi-Utilities — 1.13%
	Dominion Resources, Inc.	1,530,000	117,657,000
	Sempra Energy	825,200	91,894,272

			1,052,511,498

	TOTAL COMMON STOCK (Cost $14,806,989,923)		16,222,073,951

	PREFERRED STOCK — 0.66%
	BANKS — 0.18%
	Banks — 0.18%
	Barclays Bank plc Pfd, 7.10%	200,000	5,162,000
	First Niagara Financial Group Pfd, 8.625%	143,295	3,868,965
[d]	First Tennessee Bank Pfd, 3.75%	12,000	8,403,000
	GMAC Capital Trust I Pfd, 8.125%	628,126	16,569,964

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

			34,003,929

	DIVERSIFIED FINANCIALS — 0.15%
	Capital Markets — 0.01%
	Morgan Stanley Pfd, 4.00%	120,000	2,396,400
	Consumer Finance — 0.14%
	Ally Financial, Inc. Pfd, 8.50%	930,495	25,011,705

			27,408,105

	ENERGY — 0.04%
	Oil, Gas & Consumable Fuels — 0.04%
	Halcon Resources Corp. Pfd, 5.75%	18,822	7,528,800

			7,528,800

	INSURANCE — 0.13%
	Insurance — 0.13%
	Principal Financial Group Pfd, 5.563%	234,400	23,659,750

			23,659,750

	MISCELLANEOUS — 0.06%
	U.S. Government Agencies — 0.06%
	Farm Credit Bank of Texas Pfd, 10.00%	9,000	10,985,625

			10,985,625

	TELECOMMUNICATION SERVICES — 0.10%
	Wireless Telecommunication Services — 0.10%
[d]	Centaur Funding Corp. Pfd, 9.08%	15,000	18,768,750

			18,768,750

	TOTAL PREFERRED STOCK (Cost $127,932,090)		122,354,959

	ASSET BACKED SECURITIES — 0.37%
	COMMERCIAL MTG TRUST — 0.10%
	Citigroup Commercial Mtg Trust, Series 2004-HYB2 Class B1, 2.63%, 3/25/2034	$1,059,746	861,675
[d]	CVS Pass-Through Trust, 9.35%, 1/10/2023	15,000,000	17,932,800

			18,794,475

	OTHER ASSET BACKED — 0.08%
[d]	Fairway Outdoor Funding, LLC, Series 2012-1 Class B, 8.835%, 10/15/2042	7,000,000	7,389,338
[d]	JPR Royalty, LLC, 14.00%, 9/1/2020	5,000,000	3,353,880

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

[c,d]	Northwind Holdings, LLC, Series 2007-1A Class A1 Floating Rate Note, 1.014%, 12/1/2037	3,485,943	3,233,212

			13,976,430

	RESIDENTIAL MTG TRUST — 0.19%
	Banc of America Funding Corp., Series 2006-I Class SB1, 2.255%, 12/20/2036	2,881,129	1,038,123
	Bear Stearns ARM Mtg, Series 2003-6 Class 2B-1, 2.486%, 8/25/2033	284,329	286,195
	FBR Securitization Trust, Series 2005-2 Class M1, 0.875%, 9/25/2035	20,100,000	19,956,028
	Merrill Lynch Mtg Investors Trust, Series 2004-A4 Class M1, 2.457%, 8/25/2034	5,365,504	4,856,218
	Morgan Stanley Capital, Inc., Series 2005-HE7 Class A2C, 0.475%, 11/25/2035	5,386,988	5,303,905
	Residential Asset Securities Corp., Series 2006-KS4 Class A3, 0.32%, 6/25/2036	1,565,712	1,555,154
	Wells Fargo Asset Securities Corp., Series 2005-AR1 Class 1B1, 2.616%, 2/25/2035	6,003,583	2,107,687

			35,103,310

	TOTAL ASSET BACKED SECURITIES (Cost $66,652,197)		67,874,215

	CORPORATE BONDS — 6.15%
	BANKS — 0.28%
	Banks — 0.28%
[d]	Banco Santander Brasil S.A. (BRL), 8.00%, 3/18/2016	42,200,000	15,168,949
	DEPFA Bank plc (EUR), 0.784%, 12/15/2015	7,500,000	8,644,296
[d,e]	Groupe BPCE, 12.50%, 8/29/2049	10,211,000	13,784,850
[d]	Itau Unibanco Holding S.A. (BRL), 10.50%, 11/23/2015	10,000,000	3,724,325
	PNC Financial Services Group, Inc., 4.451%, 5/29/2049	10,000,000	10,000,000

			51,322,420

	CAPITAL GOODS — 0.13%
	Construction & Engineering — 0.03%
[d,e]	Abengoa Finance, S.A.U., 8.875%, 11/1/2017	5,000,000	4,750,000
	Industrial Conglomerates — 0.10%
	Otter Tail Corp., 9.00%, 12/15/2016	17,000,000	19,256,138

			24,006,138

	CONSUMER SERVICES — 0.14%
	Hotels, Restaurants & Leisure — 0.14%
[d,e]	Arcos Dorados Holdings I, 6.625%, 9/27/2023	3,000,000	2,925,000
[d]	Arcos Dorados Holdings, Inc. (BRL), 10.25%, 7/13/2016	66,000,000	23,401,174

			26,326,174

	DIVERSIFIED FINANCIALS — 0.72%
	Capital Markets — 0.06%
	Goldman Sachs Group, Inc., 5.625%, 1/15/2017	8,000,000	8,580,776
	Morgan Stanley (BRL), 10.09%, 5/3/2017	4,560,000	1,670,845

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	Consumer Finance — 0.26%
	Capital One Bank, 6.15%, 9/1/2016	25,000,000	26,865,925
[d,f]	Cash Store Financial (CAD), 0%, 1/31/2017	10,000,000	1,689,361
[d]	Lowell Group Financing plc (GBP), 10.75%, 4/1/2019	12,000,000	20,199,470
	Diversified Financial Services — 0.40%
[c]	Bank of America Corp. (BRL), 10.75%, 8/20/2018	5,000,000	1,786,923
[d,e]	CFG Holdings Ltd./CFG Finance, LLC, 11.50%, 11/15/2019	22,780,000	23,235,600
	JPMorgan Chase & Co., 7.90%, 4/29/2049	15,000,000	16,144,500
	KFW (BRL), 5.375%, 9/14/2015	53,000,000	19,215,740
	National Rural Utilities CFC, 10.375%, 11/1/2018	5,000,000	6,513,650
[d]	TMX Finance, LLC/Titlemax Finance, 8.50%, 9/15/2018	8,000,000	6,720,000

			132,622,790

	ENERGY — 0.95%
	Oil, Gas & Consumable Fuels — 0.95%
[d]	DCP Midstream, LLC, 9.75%, 3/15/2019	5,000,000	6,254,030
	Enbridge Energy Partners LP, 9.875%, 3/1/2019	9,750,000	12,334,062
	Energy Transfer Partners LP, 3.25%, 11/1/2066	13,820,000	12,368,900
	Enterprise Products Operating LP, 7.034%, 1/15/2068	14,480,000	15,882,750
	Gastar Exploration USA, Inc., 8.625%, 5/15/2018	17,292,000	15,389,880
[d,e]	Gaz Capital SA, 8.146%, 4/11/2018	2,000,000	1,980,000
	Kinder Morgan Energy Partners LP, 9.00%, 2/1/2019	8,000,000	9,698,048
[d]	Linc Energy, 12.50%, 10/31/2017	21,300,000	19,170,000
[d]	Linc Energy, 9.625%, 10/31/2017	19,433,000	18,364,185
	NuStar Logistics LP, 8.15%, 4/15/2018	18,000,000	20,188,800
	Oneok Partners LP, 8.625%, 3/1/2019	8,000,000	9,666,584
[d,e]	Petro Co., Trinidad Tobago Ltd., 9.75%, 8/14/2019	4,000,000	4,710,000
[e]	Petrobras Global Finance B.V., 3.00%, 1/15/2019	4,000,000	3,536,280
	RAAM Global Energy Co., 12.50%, 10/1/2015	15,000,000	6,450,000
	Teppco Partners LP, 7.00%, 6/1/2067	7,000,000	7,098,000
[d,e]	Tullow Oil plc, 6.25%, 4/15/2022	15,000,000	12,600,000

			175,691,519

	FOOD & STAPLES RETAILING — 0.12%
	Food & Staples Retailing — 0.12%
[d]	Bakkavor Finance 2 plc (GBP), 8.75%, 6/15/2020	14,132,000	22,852,131

			22,852,131

	FOOD, BEVERAGE & TOBACCO — 0.16%
	Beverages — 0.08%
	Ambev International Finance Co., Ltd. (BRL), 9.50%, 7/24/2017	21,669,000	7,964,266
	Anheuser-Busch InBev (BRL), 9.75%, 11/17/2015	20,000,000	7,298,172
	Food Products — 0.03%
[d,e]	BRF S.A., 4.75%, 5/22/2024	6,000,000	5,827,500
	Tobacco — 0.05%
	Altria Group, Inc., 9.70%, 11/10/2018	2,376,000	3,017,064
[d,e]	B.A.T. International Finance, plc, 9.50%, 11/15/2018	5,000,000	6,293,750

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

			30,400,752

	INSURANCE — 1.03%
	Insurance — 1.03%
[d,e]	Dai Ichi Mutual Life Insurance Co., Ltd., 7.25%, 12/29/2049	9,000,000	10,586,250
	ELM B.V. (AUD), 3.985%, 4/29/2049	8,000,000	6,328,314
	ELM B.V. (AUD), 7.635%, 12/29/2049	10,500,000	9,091,673
	Genworth Holdings, Inc., 4.90%, 8/15/2023	24,020,000	19,352,842
	Hartford Financial Services Group, 8.125%, 6/15/2068	9,650,000	11,047,629
[d]	MetLife Capital Trust X, 9.25%, 4/8/2068	12,000,000	17,160,000
	MetLife, Inc., 6.817%, 8/15/2018	4,000,000	4,654,076
[d]	National Life Insurance of Vermont, 10.50%, 9/15/2039	2,000,000	3,160,848
[d,e]	QBE Capital Funding III Ltd., 7.25%, 5/24/2041	40,000,000	43,600,000
[d,e]	Sirius International Group, 7.506%, 5/29/2049	28,590,000	29,762,190
	Transatlantic Holdings, Inc., 5.75%, 12/14/2015	8,147,000	8,446,704
[d]	ZFS Finance USA Trust II, 6.45%, 12/15/2065	25,748,000	27,129,895
[d]	ZFS Finance USA Trust V, 6.50%, 5/9/2067	1,260,000	1,341,900

			191,662,321

	MATERIALS — 0.29%
	Chemicals — 0.03%
[d,e]	Consolidated Energy Finance S.A., 6.75%, 10/15/2019	5,000,000	4,887,500
	Construction Materials — 0.08%
[d,e]	CEMEX Espana Luxembourg, 9.875%, 4/30/2019	1,460,000	1,602,350
	CRH America, Inc., 8.125%, 7/15/2018	12,000,000	14,361,636
	Metals & Mining — 0.18%
[d,e]	Alrosa Finance S.A., 7.75%, 11/3/2020	6,000,000	5,640,000
[e]	Anglogold Holdings, 8.50%, 7/30/2020	20,000,000	21,000,000
	Coeur d’Alene Mines Corp., 7.875%, 2/1/2021	7,687,000	6,053,513

			53,544,999

	MEDIA — 0.16%
	Media — 0.16%
	Comcast Cable Communications, LLC, 8.875%, 5/1/2017	5,000,000	5,851,015
	Time Warner Cable, Inc., 8.75%, 2/14/2019	14,000,000	17,329,942
	WMG Holdings Corp., 13.75%, 10/1/2019	6,000,000	6,840,000

			30,020,957

	MISCELLANEOUS — 0.27%
	Miscellaneous — 0.27%
	Federative Republic of Brazil (BRL), 12.50%, 1/5/2022	20,000,000	8,313,896
	Federative Republic of Brazil (BRL), 12.50%, 1/5/2016	109,401,000	41,361,826

			49,675,722

	SOFTWARE & SERVICES — 0.11%
	Internet Software & Services — 0.11%
[c]	Yahoo!, Inc., 6.65%, 8/10/2026	7,433,117	8,139,263

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

[d,e]	YMobile Corp., 8.25%, 4/1/2018	5,600,000	5,866,000
[d]	YMobile Corp. (EUR), 8.375%, 4/1/2018	4,600,000	5,857,066

			19,862,329

	TELECOMMUNICATION SERVICES — 1.05%
	Diversified Telecommunication Services — 0.99%
[e]	Deutsche Telekom International Finance BV, 8.75%, 6/15/2030	26,150,000	38,627,682
	Level 3 Communications, Inc., 8.875%, 6/1/2019	9,000,000	9,541,800
	Qwest Corp., 6.75%, 12/1/2021	9,000,000	10,406,781
[e]	Telefonica Emisiones SAU, 7.045%, 6/20/2036	85,390,000	112,328,922
[e]	Telefonica Emisiones SAU, 6.221%, 7/3/2017	2,770,000	3,066,659
[d,e]	Telemar Norte Leste SA, 5.50%, 10/23/2020	9,065,000	8,385,125
	Wireless Telecommunication Services — 0.06%
[d,e]	VimpelCom (UBS SA), 8.25%, 5/23/2016	4,500,000	4,320,000
[d,e]	VimpelCom Holdings B.V., 7.504%, 3/1/2022	8,735,000	7,075,350

			193,752,319

	TRANSPORTATION — 0.04%
	Airlines — 0.04%
	American Airlines, 4.95%, 7/15/2024	5,026,631	5,384,778
	US Airways, 6.25%, 10/22/2024	2,322,133	2,606,595

			7,991,373

	UTILITIES — 0.70%
	Electric Utilities — 0.38%
	Alabama Power Capital Trust V, 3.335%, 10/1/2042	4,000,000	3,755,510
	Arizona Public Service Co., 8.75%, 3/1/2019	6,500,000	8,175,797
	Cia de Eletricidade do Estado da Bahia (BRL), 11.75%, 4/27/2016	12,000,000	4,403,732
[d,e]	Enel Finance International S.A., 6.25%, 9/15/2017	40,000,000	44,397,480
	Entergy Gulf States Louisiana, LLC, 6.00%, 5/1/2018	8,000,000	9,042,760
[d]	Great River Energy, 5.829%, 7/1/2017	764,327	813,046
	Independent Power & Renewable Electricity Producers — 0.10%
[d,e]	Inkia Energy Ltd., 8.375%, 4/4/2021	17,122,000	18,149,320
	Multi-Utilities — 0.22%
	Ameren Illinois Co., 9.75%, 11/15/2018	5,000,000	6,390,620
[d]	Enable Oklahoma Intrastate Transmission, LLC, 6.25%, 3/15/2020	2,500,000	2,859,395
	NiSource Finance Corp., 6.40%, 3/15/2018	20,000,000	22,778,560
	Sempra Energy, 9.80%, 2/15/2019	7,750,000	9,951,759

			130,717,979

	TOTAL CORPORATE BONDS (Cost $1,060,201,410)		1,140,449,923

	CONVERTIBLE BONDS — 0.03%
	TELECOMMUNICATION SERVICES — 0.03%
	Diversified Telecommunication Services — 0.03%
	Alaska Communication Systems Group, Inc., 6.25%, 5/1/2018	2,535,000	2,386,069

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	Level 3 Communications, Inc., 7.00%, 3/15/2015	2,000,000	3,630,000

			6,016,069

	TOTAL CONVERTIBLE BONDS (Cost $4,104,313)		6,016,069

	MUNICIPAL BONDS — 0.02%
	San Bernardino County California Redevelopment Agency (San Sevaine), 8.45%, 9/1/2030	2,555,000	2,949,645

	TOTAL MUNICIPAL BONDS (Cost $2,504,662)		2,949,645

	U.S. GOVERNMENT AGENCIES — 0.05%
[d]	Agribank FCB, 9.125%, 7/15/2019	6,750,000	8,617,725

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $6,750,000)		8,617,725

	LOAN PARTICIPATIONS — 0.66%
	COMMERCIAL & PROFESSIONAL SERVICES — 0.14%
	Professional Services — 0.14%
	Academi Holdings, LLC, 11.00%, 7/24/2020	26,000,000	25,480,000
	CONSUMER SERVICES — 0.08%
	Hotels, Restaurants & Leisure — 0.08%
[c]	Private Restaurants Properties, Inc., 9.00%, 4/10/2017	15,159,656	15,189,976
	DIVERSIFIED FINANCIALS — 0.08%
	Diversified Financial Services — 0.08%
	NCP Finance LP, 11.00%, 9/25/2018	14,125,990	13,949,415
	FOOD, BEVERAGE & TOBACCO — 0.05%
	Tobacco — 0.05%
	North Atlantic Trading Co., Inc., 7.75%-8.75%, 1/13/2020	9,902,941	9,704,882
	MATERIALS — 0.01%
	Construction Materials — 0.01%
	CEMEX S.A.B. de C.V., 4.661%, 2/17/2017	1,630,321	1,630,321
	MEDIA — 0.07%
	Media — 0.07%
[c]	Baker & Taylor Acquisitions Corp., 12.00%, 9/28/2016	13,000,000	12,974,000
	RETAILING — 0.03%
	Specialty Retail — 0.03%
	Rue21, Inc., 5.625%, 10/9/2020	6,912,500	6,100,281
	TRANSPORTATION — 0.13%
	Airlines — 0.13%
[d]	ET Three LLC, 10.00%, 9/30/2019	2,568,954	2,568,954
[d]	ET Two LLC, 10.00%, 9/30/2019	2,568,954	2,568,954
[c]	Synergy Aerospace Corp., 6.50%, 3/3/2015	19,064,036	19,044,971
	UTILITIES — 0.07%
	Electric Utilities — 0.07%
	Texas Competitive Electric Holdings Co., LLC, 4.648%, 10/10/2015	20,669,860	13,211,555

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2014 (Unaudited)

	Shares/ Principal Amount	Value

TOTAL LOAN PARTICIPATIONS (Cost $129,436,925)		122,423,309

SHORT TERM INVESTMENTS — 0.33%
Bank of New York Tri-Party Repurchase Agreement 0.25% dated 12/31/2014 due 1/2/2015, repurchase price $35,000,486 collateralized by 32 corporate debt securities, having an average coupon of 3.85%, a minimum credit rating of BBB-, maturity dates from 1/2/2015 to 8/15/2043, and having an aggregate market value of $37,541,628 at 12/31/2014	35,000,000	35,000,000
CenterPoint Energy, Inc., 0.60%, 1/5/2015	7,000,000	6,999,534
Potomac Electric Power, 0.38%, 1/6/2015	19,000,000	18,998,997

TOTAL SHORT TERM INVESTMENTS (Cost $60,998,531)		60,998,531

TOTAL INVESTMENTS — 95.82% (Cost $16,265,570,051)		$17,753,758,327
OTHER ASSETS LESS LIABILITIES — 4.18%		775,140,931

NET ASSETS — 100.00%		$18,528,899,258

Footnote Legend

a	Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940 because the Fund’s holding represented 5% or more of the company’s voting securities during the period, are shown below:

Issuer	Shares/Principal September 30, 2014	Gross Additions	Gross Reductions	Shares/Principal December 31, 2014	Market Value December 31, 2014	Investment Income	Realized Gain (Loss)

Apollo Investment Corp.	13,590,000	3,910,000	—	17,500,000	$129,850,000	$3,500,000
Dynex Capital, Inc.	5,062,000	—	—	5,062,000	41,761,500	2,531,000
Invesco Mortgage Capital, Inc.	8,350,000	1,150,000	—	9,500,000	146,870,000	4,275,000
MFA Financial, Inc.	25,500,000	2,051,518	—	27,551,518	220,136,629	5,510,304
Solar Capital Ltd.	4,607,000	—	—	4,607,900	82,988,279	1,843,160
Washington REIT	5,721,000	—	—	5,721,000	158,242,860	1,716,300

Total non-controlled affiliated issuers - 4.21% of net assets					$779,849,268	$19,375,764	$—-

b	Non-income producing.

c	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees.

d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2014, the aggregate value of these securities in the Fund’s portfolio was $529,080,653, representing 2.86% of the Fund’s net assets.

e	Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

f	Bond in default.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depository Receipt
ARM	Adjustable Rate Mortgage
AUD	Denominated in Australian Dollars
BRL	Denominated in Brazilian Real

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2014 (Unaudited)

CAD	Denominated in Canadian Dollars

CMO	Collateralized Mortgage Obligation

EUR	Denominated in Euros

FCB	Farm Credit Bank

GBP	Denominated in Great Britain Pounds

GDR	Global Depository Receipt

MFA	Mortgage Finance Authority

Mtg	Mortgage

Pfd	Preferred Stock

REIT	Real Estate Investment Trust

USD	Unified School District

	Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2014
		Contract	Counter party(a)	Contract	Value	Unrealized	Unrealized
Contract Description	Buy/Sell	Amount		Value Date	USD	Appreciation	Depreciation
South Korean Won	Sell	70,012,841,600	SSB	06/09/2015	$63,315,646	$—	$(1,313,484)
Australian Dollar	Sell	160,455,500	SSB	05/11/2015	129,832,309	6,447,361	—
Euro	Sell	1,619,073,400	SSB	02/27/2015	1,960,151,168	177,916,210	—
Euro	Sell	92,144,500	SSB	02/27/2015	111,555,875	3,766,653	—
Great Britain Pound	Sell	404,634,800	SSB	04/08/2015	630,189,814	16,266,882	—
Great Britain Pound	Sell	56,686,600	SSB	04/08/2015	88,285,333	1,117,939	—
Japanese Yen	Sell	15,520,878,000	BBH	03/09/2015	129,647,865	—	(1,758,757)
Swiss Franc	Sell	425,888,600	SSB	04/07/2015	429,132,844	13,066,270	—

Total						$218,581,315	$(3,072,241)

Net unrealized appreciation (depreciation)						$215,509,074

(a) Counterparties include State Street Bank and Trust Company (SSB) and Brown Brothers Harriman & Co. (BBH).

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (ASC 815), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2014, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2014 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended December 31, 2014 was $3,496,857,658. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2014 (Unaudited)

The preceding table of outstanding forward currency contracts with State Street Bank and Trust Company (SSB) were entered into pursuant to an International Swaps and Derivatives Association (ISDA) Master Agreement. The foregoing forward currency contracts with Brown Brothers Harriman & Co. (BBH) were entered into pursuant to a written agreement with BBH. In the event of a default or termination under either the ISDA Master Agreement with SSB or the agreement with BBH, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other. Because the ISDA Master Agreement and the Agreement with BBH do not result in an offset of reported amounts of financial assets and financial liabilities unless there has been an event of default or termination event under such agreements, the Fund does not net its outstanding forward currency contracts for the purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in the financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2014 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at December 31, 2014 is $217,267,831 ($217,267,831 attributable to the Fund’s contracts with SSB, and $0 attributable to the Fund’s contracts with BBH), and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $1,758,757 ($0 attributable to the Fund’s contracts with SSB, and $1,758,757 attributable to the Fund’s contracts with BBH). The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

At December 31, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$16,265,570,051

Gross unrealized appreciation on a tax basis	$2,450,264,865
Gross unrealized depreciation on a tax basis	(962,076,589)

Net unrealized appreciation (depreciation) on investments (tax basis)	$1,488,188,276

Valuation Policy and Procedures: The Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs,

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2014 (Unaudited)

including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. For example, on days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods, which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments).

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

15

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2014 (Unaudited)

	Fair Value Measurements at December 31, 2014

	Total	Level 1	Level 2	Level 3(b)

Assets
Investments in Securities*

Common Stock	$16,222,073,951	$8,938,841,083	$7,283,232,868	$
Preferred Stock(a)	122,354,959	60,537,834	61,817,125		-
Asset Backed Securities	67,874,215	-	64,641,003		3,233,212
Corporate Bonds	1,140,449,923	-	1,130,523,737		9,926,186
Convertible Bonds	6,016,069	-	6,016,069		-
Municipal Bonds	2,949,645	-	2,949,645		-
U.S. Government Agencies	8,617,725	-	8,617,725		-
Loan Participations	122,423,309	-	75,214,362		47,208,947
Short Term Investments	60,998,531	-	60,998,531		-

Total Investments in Securities	$17,753,758,327	$8,999,378,917	$8,694,011,065		$60,368,345

Other Financial Instruments**
Forward Currency Contracts	$218,581,315	$-	$218,581,315		$-
Spot Currency	$11,637	$11,637	$-		$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(3,072,241)	$-	$(3,072,241)		$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

(a) At December 31, 2014, industry classifications for Preferred Stock in Level 2 consist of $8,403,000 in Banks, $23,659,750 in Insurance, $10,985,625 in Miscellaneous, and $18,768,750 in Telecommunication Services.

(b) In accordance with the guidance prescribed in Accounting Standards Update (“ASU No. 2011-04”), unadjusted broker quotes were applied to portfolio securities characterized as Level 3 investments at December 31, 2014. The following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as Level 3 investments where no unadjusted broker quotes were available at December 31, 2014:

	Fair Value at December 31, 2014	Valuation Technique(s)	Unobservable Input	Range(Weighted Average)

Common Stock	$0	Terms of plan reorganization	Discount to zero for lack of marketability and company sustainability in question	N/A

	0

Corporate Bond	4,874,584	Recent cost	Cost method	N/A
	6,053,084	Discounted cash flow	Discount rate of cash flows	4.0%(N/A)

	10,927,668

Loan Participations	6,258,037	Discounted cash flow	Discount rate of cash flows from 3rd party vendor	7.90% - 9.00% (8.45%)

	6,258,037

Asset Backed Securities	8,045,063	Yield method	Yield	3.807% (N/A)

	9,675,000	Discounted cash flow	Discount rate of cash flows from 3rd party vendor	2.40% - 4.20% (3.30%)

	17,720,063

Total	$34,905,768

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and

16

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2014 (Unaudited)

those underlying events which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended December 31, 2014, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

The Fund’s foreign equity investments were fair valued on December 31, 2014 because the Fund’s market volatility threshold for foreign equities was exceeded on that date. Accordingly the Fund transferred 41.25% of its common stock from Level 1 to Level 2 on that date.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2014 is as follows:

	Asset Backed Securities	Corporate Bonds	Loan Participations	Total(b)

Beginning Balance 9/30/2014	$ 3,188,142	$ 19,918,844	$ 36,848,923	$ 59,955,909
Accrued Discounts (Premiums)	5,503	44,924	39,563	89,990
Net Realized Gain (Loss)	8,049	(1,061,279)	–	(1,053,230)
Gross Purchases	–	–	–	–
Gross Sales	(56,437)	(9,550,664)	(2,518,784)	(12,125,885)
Net Change in Unrealized Appreciation (Depreciation)	87,955	574,361	(290,755)	371,561
Transfers into Level 3(a)	–	–	13,130,000	13,130,000
Transfers out of Level 3(a)	–	–	–	–

Ending Balance 12/31/2014	$ 3,233,212	$ 9,926,186	$ 47,208,947	$ 60,368,345

(a) Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended December 31, 2014. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.
(b) Level 3 investments represent 0.33% of total Net Assets at the period ended December 31, 2014. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

17

SCHEDULE OF INVESTMENTS

Thornburg Global Opportunities Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 88.35%

	AUTOMOBILES & COMPONENTS — 2.14%

	Auto Components — 2.14%

	Delphi Automotive plc	334,317	$24,311,532

			24,311,532

	BANKS — 9.34%

	Banks — 9.34%

	Citigroup, Inc.	920,058	49,784,338

	Citizens Financial Group, Inc.	1,173,951	29,184,422

[a]	Eurobank Ergasias SA	31,605,300	7,060,340

[a]	ING Groep N.V.	1,563,244	20,196,579

			106,225,679

	CAPITAL GOODS — 1.33%

	Trading Companies & Distributors — 1.33%

	Fly Leasing Ltd. ADR	1,149,179	15,111,704

			15,111,704

	COMMERCIAL & PROFESSIONAL SERVICES — 2.37%

	Commercial Services & Supplies — 2.37%

	Mineral Resources Ltd.	4,404,481	26,954,022

			26,954,022

	CONSUMER DURABLES & APPAREL — 3.15%

	Household Durables — 3.15%

	Barratt Developments plc	4,928,743	35,871,982

			35,871,982

	CONSUMER SERVICES — 5.08%

	Hotels, Restaurants & Leisure — 5.08%

	Galaxy Entertainment Group Ltd.	5,840,377	32,453,298

	Paradise Co. Ltd.	1,186,446	25,290,470

			57,743,768

	DIVERSIFIED FINANCIALS — 0.78%

	Capital Markets — 0.32%

	UBS Group AG	210,918	3,625,617

	Consumer Finance — 0.46%

	Capital One Financial Corp.	62,977	5,198,752

			8,824,369

	ENERGY — 4.05%

	Energy Equipment & Services — 2.25%

	Ensco plc	762,799	22,845,830

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	Ensign Energy Services, Inc.	307,476	2,699,480

	Oil, Gas & Consumable Fuels — 1.80%

[a]	Bankers Petroleum Ltd.	7,302,303	20,490,194

			46,035,504

	FOOD & STAPLES RETAILING — 1.14%

	Food & Staples Retailing — 1.14%

	Walgreens Boots Alliance, Inc.	169,980	12,952,476

			12,952,476

	FOOD, BEVERAGE & TOBACCO — 0.98%

	Food Products — 0.98%

	BRF SA	469,671	11,178,214

			11,178,214

	HEALTH CARE EQUIPMENT & SERVICES — 3.81%

	Health Care Providers & Services — 3.81%

[a]	Express Scripts Holding Company	512,318	43,377,965

			43,377,965

	HOUSEHOLD & PERSONAL PRODUCTS — 3.00%

	Personal Products — 3.00%

[a]	Ontex Group N.V.	1,190,160	34,153,236

			34,153,236

	MEDIA — 6.77%

	Media — 6.77%

[a]	Numericable SAS	1,553,848	76,976,783

			76,976,783

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 10.80%

	Pharmaceuticals — 10.80%

	Concordia Healthcare Corp.	986,838	39,709,654

[a]	Gilead Sciences, Inc.	228,644	21,551,983

[a]	Valeant Pharmaceuticals International, Inc.	430,355	61,588,104

			122,849,741

	REAL ESTATE — 2.30%

	Real Estate Investment Trusts — 2.30%

	Ryman Hospitality Properties, Inc.	385,323	20,321,935

	American Realty Capital Properties, Inc.	649,911	5,881,695

			26,203,630

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.94%

	Semiconductors & Semiconductor Equipment — 3.94%

[a]	Micron Technology, Inc.	1,281,252	44,856,633

			44,856,633

	SOFTWARE & SERVICES — 14.93%

	Information Technology Services — 4.39%

[a]	InterXion Holding NV	1,826,937	49,948,458

	Internet Software & Services — 10.54%

[a]	Alibaba Group Holding Ltd. ADR	241,440	25,095,273

[a]	Baidu, Inc. ADR	140,008	31,917,624

[a]	Google, Inc. Class A	40,927	21,718,322

[a]	Google, Inc. Class C	29,342	15,445,629

	Telecity Group plc	2,053,180	25,643,791

			169,769,097

	TECHNOLOGY HARDWARE & EQUIPMENT — 5.04%

	Communications Equipment — 4.20%

[a]	EchoStar Corp.	771,632	40,510,680

[a]	EI Towers SpA	144,842	7,250,758

	Technology, Hardware, Storage & Peripherals — 0.84%

	Apple, Inc.	86,834	9,584,737

			57,346,175

	TELECOMMUNICATION SERVICES — 3.67%

	Diversified Telecommunication Services — 3.67%

[a]	Level 3 Communications, Inc.	846,079	41,779,381

			41,779,381

	TRANSPORTATION — 3.73%

	Airlines — 3.73%

	American Airlines Group, Inc.	790,801	42,410,658

			42,410,658

	TOTAL COMMON STOCK (Cost $883,076,915)		1,004,932,549

	SHORT TERM INVESTMENTS — 6.59%

	Arizona Public Service Co., 0.39%, 1/5/2015	$12,000,000	11,999,480

	Bank of New York Tri-Party Repurchase Agreement 0.25% dated 12/31/2014 due 1/2/2015, repurchase price $15,000,208 collateralized by 9 corporate debt securities, having an average coupon of 4.81%, a minimum credit rating of BBB-, maturity dates from 1/2/2015 to 8/21/2054, and having an aggregate market value of $16,138,459 at 12/31/2014	15,000,000	15,000,000

	CenterPoint Energy, Inc., 0.60%, 1/5/2015	16,000,000	15,998,933

	Northeast Utilities, 0.20%, 1/2/2015	16,000,000	15,999,911

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	December 31, 2014 (Unaudited)

	Shares/ Principal Amount	Value

Potomac Electric Power, 0.50%, 1/6/2015	16,000,000	15,998,889

TOTAL SHORT TERM INVESTMENTS (Cost $74,997,213)		74,997,213

TOTAL INVESTMENTS — 94.94% (Cost $883,076,915)		$1,079,929,762

OTHER ASSETS LESS LIABILITIES — 5.06%		57,577,307

NET ASSETS — 100.00%		$1,137,507,069

Footnote Legend

a	Non-income producing.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depository Receipt
SPA	Standby Purchase Agreement

Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2014
		Contract	Contract	Value	Unrealized	Unrealized
Contract Description	Buy/Sell	Amount	Value Date	USD	Appreciation	Depreciation
Korean Won	Sell	17,618,723,100	06/09/2015	15,933,375	$—	$(302,854)
Australian Dollar	Sell	22,168,800	05/11/2015	17,937,849	890,778	—
Australian Dollar	Sell	6,019,900	05/11/2015	4,870,992	200,171	—
Australian Dollar	Buy	3,946,400	05/11/2015	3,193,223	—	(13,653)
Canadian Dollar	Sell	36,502,000	06/10/2015	31,305,444	344,055	—
Euro	Sell	54,948,600	02/11/2015	66,515,722	6,970,887	—
Euro	Sell	12,813,300	02/11/2015	15,510,603	1,501,616	—
Euro	Sell	18,045,900	02/11/2015	21,844,707	1,486,891	—
Euro	Sell	34,654,400	02/11/2015	41,949,430	1,354,709	—
Euro	Sell	28,843,300	02/11/2015	34,915,047	581,538	—
Great Britain Pound	Sell	12,720,100	04/08/2015	19,810,648	507,295	—
Great Britain Pound	Sell	2,811,600	04/08/2015	4,378,866	143,311	—
Great Britain Pound	Sell	7,733,100	04/08/2015	12,043,751	72,315	—
Great Britain Pound	Sell	2,281,300	04/08/2015	3,552,962	71,549	—
Swiss Franc	Sell	2,858,300	04/07/2015	2,880,073	112,143	—
Swiss Franc	Buy	1,217,400	04/07/2015	1,226,674	—	(53,482)

Total					$14,237,258	$(369,989)

Net unrealized appreciation (depreciation)					$13,867,269

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (ASC 815), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2014, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	December 31, 2014 (Unaudited)

with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2014 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended December 31, 2014 was $186,300,317. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

The preceding table of outstanding forward currency contracts were entered into with State Street Bank and Trust Company pursuant to an International Swaps and Derivatives Association (ISDA) Master Agreement. In the event of a default or termination under the ISDA Master Agreement, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other. Because the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in its financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with State Street Bank and Trust Company, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2014 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at December 31, 2014 is $13,867,267, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

At December 31, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$883,076,915

Gross unrealized appreciation on a tax basis	$229,970,428
Gross unrealized depreciation on a tax basis	(33,117,581)

Net unrealized appreciation (depreciation) on investments (tax basis)	$196,852,847

Valuation Policy and Procedures: The Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	December 31, 2014 (Unaudited)

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. For example, on days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods, which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments).

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	December 31, 2014 (Unaudited)

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2014

	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*

Common Stock	$1,004,932,549	$820,283,853	$184,648,696	$-
Short Term Investments	74,997,213	-	74,997,213	-

Total Investments in Securities	$1,079,929,762	$820,283,853	$259,645,909	$-

Other Financial Instruments**
Forward Currency Contracts	$14,237,258	$-	$14,237,258	$-
Spot Currency	$3,606	$3,606	$-	$-

Liabilities
Other Financial Instruments**
Forward Currency Contracts	$(369,989)	$-	$(369,989)	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2014, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

The Fund’s foreign equity investments were fair valued on December 31, 2014 because the Fund’s market volatility threshold for foreign equities was exceeded on that date. Accordingly the Fund transferred 16.2% of its common stock from Level 1 to Level 2 on that date.

7

SCHEDULE OF INVESTMENTS

Thornburg Developing World Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 91.85%

	AUTOMOBILES & COMPONENTS — 1.04%

	Automobiles — 1.04%

[a]	Hyundai Motor Co.	214,079	$32,701,868

			32,701,868

	BANKS — 16.01%

	Banks — 16.01%

	Bank of Georgia Holdings plc	242,829	7,811,358

	Commercial International Bank Egypt SAE	819,899	5,411,333

	Credicorp Ltd.	337,368	54,039,606

	First Gulf Bank	5,411,520	24,856,998

	Guaranty Trust Bank plc	162,766,533	22,186,091

	HDFC Bank Ltd. ADR	2,053,538	104,217,054

	Industrial and Commercial Bank of China Ltd.	93,836,203	68,518,428

	Itau Unibanco Holding SA ADR	4,701,220	61,162,872

	PT Bank Mandiri	83,913,276	72,974,154

	Siam Commercial Bank plc	15,309,649	84,320,700

			505,498,594

	CAPITAL GOODS — 0.80%

	Industrial Conglomerates — 0.80%

	Alliance Global Group, Inc.	50,336,131	25,144,684

			25,144,684

	CONSUMER DURABLES & APPAREL — 4.10%

	Household Durables — 0.83%

	TTK Prestige Ltd.	459,865	26,144,493

	Textiles, Apparel & Luxury Goods — 3.27%

	Compagnie Financiere Richemont SA	570,030	50,538,067

	Eclat Textile Co. Ltd.	5,254,152	52,806,340

			129,488,900

	CONSUMER SERVICES — 11.53%

	Diversified Consumer Services — 2.96%

	Fu Shou Yuan International Group Ltd.	51,534,144	24,766,553

	Kroton Educacional S.A.	11,800,422	68,751,651

	Hotels, Restaurants & Leisure — 8.57%

	Al Tayyar Travel Group	1,955,463	62,007,632

[a]	Bloomberry Resorts Corp.	87,566,579	24,142,309

	Galaxy Entertainment Group Ltd.	10,583,842	58,811,370

	International Meal Company Holdings S.A.	3,436,491	15,427,132

[a]	Jubilant FoodWorks Ltd.	1,121,736	24,238,074

	NagaCorp Ltd.	55,758,919	45,438,243

	OPAP SA	3,763,127	40,326,794

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

			363,909,758

	DIVERSIFIED FINANCIALS — 3.87%

	Consumer Finance — 1.91%

[a]	First Cash Financial Services, Inc.	1,080,384	60,144,977

	Diversified Financial Services — 1.96%

	FirstRand Ltd.	3,590,914	15,610,434

	Hong Kong Exchanges & Clearing Ltd.	2,100,748	46,377,633

			122,133,044

	ENERGY — 3.42%

	Oil, Gas & Consumable Fuels — 3.42%

[a]	Bankers Petroleum Ltd.	6,700,445	18,801,386

[a]	DNO International ASA	10,268,337	21,726,593

[a]	Gran Tierra Energy, Inc.	6,530,298	25,068,970

[a]	Parex Resources, Inc.	2,501,560	16,321,075

[b]	ROMGAZ SA-GDR	1,984,965	18,182,279

	ROMGAZ SA-GDR Reg S	868,500	7,955,460

			108,055,763

	FOOD & STAPLES RETAILING — 4.46%

	Food & Staples Retailing — 4.46%

	Clicks Group Ltd.	5,008,495	35,018,008

	Magnit OJCS GDR	226,784	10,295,993

	PriceSmart, Inc.	254,662	23,230,268

[a]	Puregold Price Club, Inc.	39,549,846	33,878,936

	Wal-Mart de Mexico SAB de C.V.	17,841,396	38,370,414

			140,793,619

	FOOD, BEVERAGE & TOBACCO — 3.93%

	Food Products — 3.93%

[a]	Amira Nature Foods Ltd.	576,428	8,271,742

[a]	Grupo Lala, S.A.B. de C.V.	29,118,464	56,287,967

	Ulker Biskuvi Sanayi A.S.	3,462,868	27,411,031

	Universal Robina Corp.	7,353,402	32,059,998

			124,030,738

	HEALTH CARE EQUIPMENT & SERVICES — 2.72%

	Health Care Equipment & Supplies — 0.27%

	St. Shine Optical Co. Ltd.	523,882	8,546,946

	Health Care Providers & Services — 2.45%

[a]	Qualicorp SA	7,392,091	77,497,715

			86,044,661

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	HOUSEHOLD & PERSONAL PRODUCTS — 1.68%

	Household Products — 1.68%

	Colgate Palmolive Co.	764,872	52,921,494

			52,921,494

	INSURANCE — 2.00%

	Insurance — 2.00%

	BB Seguridade Participacoes S.A.	5,239,437	63,224,374

			63,224,374

	MEDIA — 1.80%

	Media — 1.80%

	Zee Entertainment Enterprises Ltd.	9,483,843	57,005,860

			57,005,860

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 2.30%

	Pharmaceuticals — 2.30%

	China Animal Healthcare Ltd.	46,074,284	31,829,546

	China Medical System Holdings Ltd.	20,208,181	33,085,082

	Novo Nordisk A/S ADR	184,582	7,811,510

			72,726,138

	REAL ESTATE — 2.15%

	Real Estate Management & Development — 2.15%

[a]	Emaar Malls Group PJSC	52,388,448	38,224,647

	Emaar Properties PJSC	15,339,130	29,563,029

			67,787,676

	RETAILING — 3.52%

	Multiline Retail — 2.60%

	Matahari Department Store Tbk	41,546,681	50,062,124

	Robinsons Retail Holdings, Inc.	18,967,558	32,098,455

	Specialty Retail — 0.92%

[a]	Kolao Holdings	1,646,709	29,063,245

			111,223,824

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.05%

	Semiconductors & Semiconductor Equipment — 3.05%

	Hermes Microvision, Inc.	636,803	31,846,937

	Mediatek, Inc.	4,432,938	64,443,528

			96,290,465

	SOFTWARE & SERVICES — 14.32%

	Information Technology Services — 3.37%

	Cielo SA	2,708,150	42,375,964

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2014 (Unaudited)

		Shares/ Principal Amount	Value

	QIWI plc ADR	548,446	11,073,125

	Visa, Inc.	201,373	52,800,000

	Internet Software & Services — 10.15%

[a]	Alibaba Group Holding Ltd. ADR	667,031	69,331,202

[a]	Baidu, Inc. ADR	135,323	30,849,584

[a]	Facebook, Inc.	727,022	56,722,256

	Just Dial Ltd.	1,315,535	28,164,042

	MercadoLibre, Inc.	212,229	27,095,276

[a]	Qihoo 360 Technology Co. Ltd. ADR	104,330	5,973,936

[a]	SINA Corp.	198,541	7,427,419

	Soufun Holdings Ltd. ADR	957,341	7,074,750

	Tencent Holdings Ltd.	4,691,040	67,874,291

[a]	Yandex NV	611,658	10,985,378

[a]	YY, Inc. ADR	145,088	9,044,786

	Software — 0.80%

	Linx S.A.	1,323,831	25,149,901

			451,941,910

	TECHNOLOGY HARDWARE & EQUIPMENT — 2.15%

	Electronic Equipment, Instruments & Components — 1.47%

	Largan Precision Co. Ltd.	619,843	46,399,102

	Technology, Hardware, Storage & Peripherals — 0.68%

	Goldpac Group Ltd.	31,186,133	21,529,497

			67,928,599

	TELECOMMUNICATION SERVICES — 1.81%

	Wireless Telecommunication Services — 1.81%

	China Mobile Ltd.	4,863,405	57,089,712

			57,089,712

	TRANSPORTATION — 5.19%

	Airlines — 0.91%

	Copa Holdings SA	278,166	28,829,124

	Road & Rail — 1.98%

	Kansas City Southern	511,975	62,476,310

	Transportation Infrastructure — 2.30%

	Airports of Thailand Public Company Ltd.	7,354,789	62,661,270

	Shanghai International Air Co. Ltd.	3,087,943	9,760,568

			163,727,272

	TOTAL COMMON STOCK (Cost $2,784,155,535)		2,899,668,953

	SHORT TERM INVESTMENTS — 4.84%

	Atlantic City Electric Co., 0.50%, 1/5/2015	$15,000,000	14,999,167

	Atlantic City Electric Co., 0.38%, 1/6/2015	10,000,000	9,999,472

	Avery Dennison Corp., 0.20%, 1/2/2015	36,700,000	36,699,796

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2014 (Unaudited)

	Shares/ Principal Amount		Value

Bank of New York Tri-Party Repurchase Agreement 0.25% dated 12/31/2014 due 1/2/2015, repurchase price $35,000,486 collateralized by 20 corporate debt securities, having an average coupon of 4.36%, a minimum credit rating of BBB-, maturity dates from 1/2/2015 to 12/1/2044, and having an aggregate market value of $37,562,612 at 12/31/2014	35,000,000		35,000,000

CenterPoint Energy, Inc., 0.60%, 1/5/2015	47,000,000		46,996,866

Northeast Utilities, 0.20%, 1/2/2015	9,000,000		8,999,950

TOTAL SHORT TERM INVESTMENTS (Cost $152,695,251)			152,695,251

TOTAL INVESTMENTS — 96.69% (Cost $2,936,850,786)		$	3,052,364,204

OTHER ASSETS LESS LIABILITIES — 3.31%			104,441,699

NET ASSETS — 100.00%		$	3,156,805,903

Footnote Legend

a	Non-income producing.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2014, the aggregate value of these securities in the Fund’s portfolio was $18,182,279, representing 0.58% of the Fund’s net assets.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depository Receipt

GDR	Global Depository Receipt

Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2014
		Contract	Contract	Value	Unrealized	Unrealized
Contract Description	Buy/Sell	Amount	Value Date	USD	Appreciation	Depreciation

Euro	Sell	114,004,000	01/12/2015	137,960,857	$17,167,806	$—
Euro	Buy	9,155,600	01/12/2015	11,079,562	—	(283,352)
Euro	Buy	10,684,400	01/12/2015	12,929,625	—	(362,089)
Euro	Buy	14,456,800	01/12/2015	17,494,759	—	(943,299)
Euro	Buy	8,929,200	01/12/2015	10,805,586	—	(1,157,934)
Euro	Buy	14,062,500	01/12/2015	17,017,601	—	(1,191,382)

Total					$17,167,806	$(3,938,056)

Net unrealized appreciation (depreciation)					$13,229,750

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (ASC 815), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2014, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2014 (Unaudited)

The Fund entered into forward currency contracts during the period ended December 31, 2014 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended December 31, 2014 was $111,371,902. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

The preceding table of outstanding forward currency contracts were entered into with State Street Bank and Trust Company pursuant to an International Swaps and Derivatives Association (ISDA) Master Agreement. In the event of a default or termination under the ISDA Master Agreement, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other. Because the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in its financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with State Street Bank and Trust Company, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2014 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at December 31, 2014 is $13,229,750, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

At December 31, 2014, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$2,936,850,786

Gross unrealized appreciation on a tax basis	$344,559,958
Gross unrealized depreciation on a tax basis	(229,046,540)

Net unrealized appreciation (depreciation) on investments (tax basis)	$115,513,418

Valuation Policy and Procedures: The Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2014 (Unaudited)

bid and ask prices. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. For example, on days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations using quoted bid prices and other methods, which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments).

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition

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SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2014 (Unaudited)

of the investment. Valuations based upon the use of inputs from Levels 1, 2, or 3, may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2014. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2014
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*

Common Stock	$2,899,668,953	$1,097,236,470	$1,802,432,483	$-
Short Term Investments	152,695,251	-	152,695,251	-

Total Investments in Securities	$3,052,364,204	$1,097,236,470	$1,955,127,734	$-

Other Financial Instruments**
Forward Currency Contracts	$17,167,806	$-	$17,167,806	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(3,938,056)	$-	$(3,938,056)	$-
Spot Currency	$(35,505)	$(35,505)	$-	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2014, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

The Fund’s foreign equity investments were fair valued on December 31, 2014 because the Fund’s market volatility threshold for foreign equities was exceeded on that date. Accordingly the Fund transferred 57.1% of its common stock from Level 1 to Level 2 on that date.

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Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Thornburg Investment Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Thornburg Investment Trust

By:	/s/ Brian J. McMahon

Brian J. McMahon

President and principal executive officer

Date: February 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian J. McMahon

Brian J. McMahon

President and principal executive officer

Date: February 24, 2015

By:	/s/ Jason H. Brady

Jason H. Brady

Treasurer and principal financial officer

Date: February 24, 2015